UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Neil Wolfson
                              1100 N. Market Street
                              Wilmington, DE 19890
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------
                        Date of fiscal year end: June 30
                                                 -------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



WILMINGTON FUNDS -- MONEY MARKET FUNDS / Prime Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                           MOODY'S/S&P           PRINCIPAL
                                                           RATINGS(1)             AMOUNT                 VALUE
                                                           -----------          ------------        --------------
CERTIFICATES OF DEPOSIT -- 44.1%
   FOREIGN BANKS, FOREIGN CENTERS -- 3.0%
     ABN-Amro Bank, 5.19%, 12/27/07                         P-1, A-1+           $100,000,000        $  100,002,384
                                                                                                    --------------
                                                                                                       100,002,384
                                                                                                    --------------
   FOREIGN BANKS, U.S BRANCHES -- 38.1%
     Bank of Montreal, 5.52%, 10/15/07                      P-1, A-1             100,000,000           100,000,000
     Barclays Bank, PLC, 5.70%, 12/10/07                    P-1, A-1+            125,000,000           125,000,000
     Bayerische Landesbank, 5.17%, 12/27/07                 P-1, A-1             100,000,000           100,000,000
     Calyon, 5.31%, 10/31/07                                P-1, A-1+            125,000,000           125,000,000
     Credit Suisse First Boston, 5.60%, 01/10/08            P-1, A-1+            100,000,000           100,000,000
     Fortis Bank, NY, 5.68%, 12/04/07                       P-1, A-1+            125,500,000           125,500,000
     Landesbank Baden-Wuerttemberg, 5.33%, 11/06/07         P-1, A-1             125,000,000           125,000,000
     Landesbank Hessen-Thuringen, 5.80%, 12/05/07           P-1, A-1             100,000,000           100,000,000
     Lloyds Bank, PLC, 4.95%, 10/22/07                      P-1, A-1+            120,000,000           120,000,000
     Svenska Handelsbanken, 5.31%, 11/01/07                 P-1, A-1+            125,000,000           125,000,531
     The Toronto Dominion Bank, 5.75%, 11/06/07             P-1, A-1+            125,000,000           125,001,238
                                                                                                    --------------
                                                                                                     1,270,501,769
                                                                                                    --------------
   U.S. BANKS, U.S. BRANCHES -- 3.0%
     Wells Fargo Bank, 5.50%, 10/12/07                      P-1, A-1+            100,000,000           100,000,000
                                                                                                    --------------
                                                                                                       100,000,000
                                                                                                    --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,470,504,153)                                               1,470,504,153
                                                                                                    --------------
COMMERCIAL PAPER -- 45.9%
   BANKS -- 20.2%
     Alliance & Leicester, PLC, 5.53%, 11/30/07*            P-1, A-1             100,000,000            99,079,167
     Bank of America Corp., 5.45%, 12/13/07                 P-1, A-1+            126,000,000           126,000,000
     Depfa Bank, PLC, 5.25%, 10/18/07*                      P-1, A-1+            125,000,000           124,690,104
     HBOS Treasury Services, 5.25%, 10/17/07*               P-1, A-1+            100,000,000            99,766,667
     Societe Generale, 5.08%, 12/03/07*                     P-1, A-1+            100,000,000            99,111,875
     UniCredito Italiano, New York, 5.43%, 11/16/07         P-1, A-1             125,000,000           124,132,708
                                                                                                    --------------
                                                                                                       672,780,521
                                                                                                    --------------
   FINANCE & INSURANCE -- 7.1%
     Dresdner US Finance, Inc., 5.76%, 10/05/07*            P-1, A-1             110,000,000           109,929,600

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Prime Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                           MOODY'S/S&P           PRINCIPAL
                                                           RATINGS(1)             AMOUNT                 VALUE
                                                           -----------          ------------        --------------
     HSBC Finance, 5.25%, 10/12/07*                         P-1, A-1+           $125,000,000        $  124,799,670
                                                                                                    --------------
                                                                                                       234,729,270
                                                                                                    --------------
   FINANCIALS -- 2.9%
     UBS Finance (DE), 5.27%, 02/28/08*                     P-1, A-1             100,000,000            97,806,250
                                                                                                    --------------
                                                                                                        97,806,250
                                                                                                    --------------
   FOOD & BEVERAGE -- 3.0%
     Nestle Capital Corp., 5.24%, 01/22/08*                 P-1, A-1+            100,000,000            98,355,222
                                                                                                    --------------
                                                                                                        98,355,222
                                                                                                    --------------
   HEALTH CARE -- 2.9%
     Astrazeneca, 5.25%, 02/26/08*                          P-1, A-1+            100,000,000            97,841,667
                                                                                                    --------------
                                                                                                        97,841,667
                                                                                                    --------------
   HIGHER EDUCATION -- 0.6%
     Johns Hopkins University, 5.50%, 10/03/07              P-1, A-1+             20,888,000            20,888,000
                                                                                                    --------------
                                                                                                        20,888,000
                                                                                                    --------------
   INFORMATION TECHNOLOGY -- 3.3%
     Hewlett Packard Co., 5.25%, 10/19/07*                  P-1, A-1             110,000,000           109,711,250
                                                                                                    --------------
                                                                                                       109,711,250
                                                                                                    --------------
   SECURITIES DEALERS -- 5.9%
     Bear Stearns Cos., Inc., 5.16%, 12/28/07*              P-1, A-1             100,000,000            98,738,667
     Morgan Stanley, 5.34%, 01/28/08*                       P-1, A-1+            100,000,000            98,234,833
                                                                                                    --------------
                                                                                                       196,973,500
                                                                                                    --------------
   TOTAL COMMERCIAL PAPER (COST $1,529,085,680)                                                      1,529,085,680
                                                                                                    --------------

REPURCHASE AGREEMENTS -- 5.5%
     With Goldman Sachs Group, Inc.: at 5.10%, dated
       09/28/07, to be repurchased on 10/01/07,
       repurchase price $185,153,357
       (collateralized by various Federal
       National Mortgage Association Notes,
       ranging in par value $6,370,602-$58,655,220,
       adjustable coupon rates, 12/14/11-9/01/37 and
       various Federal Home Loan Mortgage Corporation
       Notes, ranging in par value $5,611,067-$26,085,821,
       adjustable coupon rates, 02/01/34-10/01/37;
       with a total market value $189,899,647)                                   185,074,700           185,074,700
                                                                                                    --------------
   TOTAL REPURCHASE AGREEMENTS (COST $185,074,700)                                                     185,074,700
                                                                                                    --------------
TIME DEPOSITS -- 4.5%
   FOREIGN BANKS, FOREIGN CENTERS -- 4.5%
     Natexis, Grand Cayman, 5.20%, 10/01/07                 P-1, A-1+           $150,000,000           150,000,000
                                                                                                    --------------
                                                                                                       150,000,000
                                                                                                    --------------
TOTAL INVESTMENTS -- 100.0% (Cost $3,334,664,533)+                                                  $3,334,664,533
                                                                                                    ==============

(1)  The ratings shown are unaudited.
* Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.
+    Cost for Federal income tax purposes.
PLC  - Public Limited Company

WILMINGTON FUNDS -- MONEY MARKET FUNDS / U.S. Government Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                               AMOUNT                    VALUE
                                                                            ------------            --------------
U.S. AGENCY OBLIGATIONS -- 23.9%
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 6.6%
     Federal Home Loan Banks Discount Notes, 4.89%, 12/27/07                $ 25,000,000            $   24,704,562
     Federal Home Loan Banks Discount Notes, 4.73%, 01/16/08                  30,000,000                29,578,242
     Federal Home Loan Banks Discount Notes, 4.93%, 01/24/08                  40,000,000                39,370,056
                                                                                                    --------------
                                                                                                        93,652,860
                                                                                                    --------------
   FEDERAL HOME LOAN BANKS NOTES -- 13.7%
     Federal Home Loan Banks Notes, 5.25%, 10/03/07                           31,000,000                30,999,954
     Federal Home Loan Banks Notes, 5.10%, 03/06/08                           25,000,000                24,978,781
     Federal Home Loan Banks Notes, 5.40%, 04/09/08                           55,350,000                55,347,612
     Federal Home Loan Banks Notes, 5.45%, 08/15/08                           35,000,000                35,000,000
     Federal Home Loan Banks Notes, 5.45%, 08/15/08                           15,000,000                15,000,000
     Federal Home Loan Banks Notes, 5.38%, 08/20/08                           34,815,000                34,815,000
                                                                                                    --------------
                                                                                                       196,141,347
                                                                                                    --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.1%
     Federal Home Loan Mortgage Corporation Notes, 5.00%, 01/28/08            15,921,000                15,920,053
                                                                                                    --------------
                                                                                                        15,920,053
                                                                                                    --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 2.5%
     Federal National Mortgage Association Notes, 3.83%, 01/18/08             13,600,000                13,563,460
     Federal National Mortgage Association Notes, 4.23%, 03/28/08             10,365,000                10,311,985
     Federal National Mortgage Association Notes, 2.50%, 06/15/08             11,534,000                11,363,551
                                                                                                    --------------
                                                                                                        35,238,996
                                                                                                    --------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $340,953,256)                                                   340,953,256
                                                                                                    --------------

REPURCHASE AGREEMENTS -- 76.1%
     With Bear Stearns Cos., Inc.: at 5.13%, dated
       09/28/07, to be repurchased on 10/01/07,
       repurchase price $349,865,904 (collateralized
       by various Federal National Mortgage Association
       Notes, ranging in par value $13,432,202-$51,112,064
       adjustable coupon rates, 09/01/10-09/01/37; with a
       total market value $360,210,368)                                      349,716,400               349,716,400
     With Goldman Sachs Group: at 5.10%, dated
       09/28/07, to be repurchased on 10/01/07,
       repurchase price $377,160,225 (collateralized
       by various Federal National Mortgage Association
       Notes, ranging in par value $18,760,851-$125,457,959,
       adjustable coupon rates, 3/01/35-10/01/37 and
       various Federal Home Loan Mortgage Corporation
       Notes, ranging in par value $13,190,891-$34,400,000,
       adjustable coupon rates, 7/01/35 -8/ 01/37; with a
       total market value $386,740,060)                                      377,000,000               377,000,000
     With Paine Webber: at 5.10%, dated 09/28/07
       to be repurchased on 10/01/07 repurchase price
       $360,153,000 (collateralized by various Federal
       National Mortgage Association Notes, ranging in
       par value $11,570,000-$18,730,722, adjustable coupon
       rates, 08/01/11-08/01/37 and various Federal Home Loan
       Mortgage Corporation Notes, ranging in par value
       $8,277,308-$18,561,055, adjustable coupon rates,
       04/01/24-10/01/37; with a total market value $370,804,300)            360,000,000               360,000,000
                                                                                                    --------------
   TOTAL REPURCHASE AGREEMENTS (COST $1,086,716,400)                                                 1,086,716,400
                                                                                                    --------------

TOTAL INVESTMENTS -- 100.0% (Cost $1,427,669,656)+                                                  $1,427,669,656
                                                                                                    ==============

+ Cost for Federal income tax purposes.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                MOODY'S/S&P        PRINCIPAL
                                                                RATINGS(1)          AMOUNT                VALUE
                                                                ------------    ---------------      --------------
MUNICIPAL BONDS -- 100.0%
   ALABAMA -- 2.1%
     Columbia, AL - Ind. Dev. Board PCRB VRDB Ref. Bonds
       Ser. 1995 C, 4.05%, 10/01/07*                             VMIG-1, A-1    $     3,200,000      $    3,200,000
     Columbia, AL - Ind. Dev. Board PCRB VRDB Ref. Bonds
       Ser. 1995 D, 4.05%, 10/01/07*                             VMIG-1, A-1          5,300,000           5,300,000
                                                                                                     --------------
                                                                                                          8,500,000
                                                                                                     --------------
   ALASKA -- 0.9%
     Valdez, AK Marine Terminal Rev. Ref. VRDB (BP
       Pipelines, Inc. Project) Ser. 2003A, 4.05%, 10/01/07*    VMIG-1, A-1+            200,000             200,000
     Valdez, AK Marine Terminal Rev. Ref. VRDB (BP
       Pipelines, Inc. Project), Ser. 2003B, 4.05%, 10/01/07*   VMIG-1, A-1+          3,500,000           3,500,000
                                                                                                     --------------
                                                                                                          3,700,000
                                                                                                     --------------
   COLORADO -- 0.2%
     Colorado Educ. & Cultural Fac. Auth. VRDB Rev. Bonds,
       (National Jewish Federal Building), LOC Bank of
       America Ser. A-7, 4.04%, 10/01/07*                         P-1, NR               175,000             175,000
     Colorado Educ. & Cultural Fac. Auth. VRDB Rev.
       Demand Bonds, LOC Bank of America, 4.04%, 10/01/07*        P-1, NR               500,000             500,000
                                                                                                     --------------
                                                                                                            675,000
                                                                                                     --------------
   DELAWARE -- 2.4%
     Delaware Economic Dev. Auth. VRDB (St. Andrews
       School Proj.), Ser. 2003, 3.87%, 10/04/07*               VMIG-1, A-1+          9,400,000           9,400,000
                                                                                                     --------------
   FLORIDA -- 13.8%
     Alachua County, FL Health Fac. Auth. VRDB Rev.
       Bonds (Shands Teaching Hospital & Clinic, Inc. Rev
       Loan Program Installment), LOC Sun Trust Bank Ser.
       2002 A, 4.02%, 10/01/07*                                  VMIG-1, NR           4,700,000           4,700,000
     City of Jacksonville, (Florida Power & Light Co. Project),
       3.68%, 10/15/07                                            P-1, A-1           13,700,000          13,700,000
     City of Jacksonville, FL TECP, Ser. A, 3.65%, 11/14/07       P-1, A-1+          12,545,000          12,545,000
     Kissimmee Utility Auth., FL CP Notes Ser. 2000 B,
       3.65%, 11/13/07                                            P-1+, NR            9,700,000           9,700,000
     Manatee County, FL PCRB VRDB (Florida Power &
       Light Company Proj.), Ser. 1994, 4.05%, 09/29/07*        VMIG-1, A-1           2,000,000           2,000,000
     Orange County, FL Health Fac. Auth. Ref. Program Rev.
       Bonds, (Pooled Hospital Loan Program), Ser., 3.70%,
       12/18/07                                                 VMIG-1, A-1+          5,200,000           5,200,000
     Orange County, FL Housing Fin. Auth. Multi-Family
       Housing VDRB Ref. Rev. Bonds (Post Fountains at
       Lee Vista Project), FNMA Gtd., Ser. 1997E, 3.85%,
       10/05/07*                                                  NR, A-1+            4,235,000           4,235,000
     St. Lucie County, FL PCRB VRDB (Florida Power &
       Light Co. Project), Ser. 2000, 4.04%, 10/01/07*           VMIG-1, A-1          2,500,000           2,500,000
                                                                                                     --------------
                                                                                                         54,580,000
                                                                                                     --------------
   GEORGIA -- 6.3%
     Clayton County, GA Hosp. Auth. Rev. Ant. Cert. VRDB
       (Southern Regional Medical Center Proj.), LOC
       SunTrust Bank, Ser. 1998B, 3.87%, 10/05/07*                 Aa1, NR            3,570,000           3,570,000
     Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis
       Hospital, Inc. Proj.), LOC SunTrust Bank, Ser. 1997,
       3.87%, 10/05/07*                                            Aa2, NR            1,300,000           1,300,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P        PRINCIPAL
                                                                RATINGS(1)          AMOUNT                VALUE
                                                                ------------    ---------------      --------------
     Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis
       Hospital, Inc. Proj.), LOC SunTrust Bank, Ser. 2000,
       3.87%, 10/05/07*                                          VMIG-1, NR     $     3,700,000      $    3,700,000
     Floyd County, GA Dev. Auth. Rev. VRDB (Berry College,
       Inc. Proj.), LOC Sun Trust Bank, Ser. 1999, 3.87%,
       10/05/07*                                                   Aa2, NR            3,200,000           3,200,000
     Fulton County, GA Dev. Auth. Rev. VRDB (Arthritis
       Foundation, Inc. Proj.), LOC SunTrust Bank, Ser.
       1996, 3.87%, 10/05/07*                                      Aa2, NR              800,000             800,000
     Fulton County, GA Dev. Auth. Rev. VRDB (Trinity
       School, Inc. Proj.), LOC SunTrust Bank, Ser. 2000,
       3.87%, 10/05/07*                                          VMIG-1, NR           5,700,000           5,700,000
     Gwinnett County, GA Dev. Auth. Rev. VRDB, (Wesleyan
       School, Inc. Proj.), LOC SunTrust Bank, Ser. 1999,
       3.87%, 10/05/07*                                            Aa2, NR            4,700,000           4,700,000
     Heard County, GA PCRB VRDB (Georgia Power Co.
       Plant Wansley Proj.), Ser. 1996, 4.07%, 09/01/26*         VMIG-1, A-1          2,000,000           2,000,000
                                                                                                     --------------
                                                                                                         24,970,000
                                                                                                     --------------
   ILLINOIS -- 8.0%
     Illinois Dev. Fin. Auth. Rev. VRDB (Goodman Theatre
       Proj.), LOC Banc One N.A./Northern Trust, Ser. 1999,
       3.93%, 10/05/07*                                           NR, A-1+           13,400,000          13,400,000
     Illinois Dev. Fin. Auth. Rev. VRDB (Radiological Society
       Proj.), Ser. 1997, 3.96%, 10/05/07*                        NR, A-1+            1,670,000           1,670,000
     Illinois Educ. Fac. Auth. Rev. VRDB (ACI / Cultural
       Pooled Financing Proj.), LOC Bank of America Ser.
       1998, 3.85%, 10/05/07*                                     NR, A-1+            6,325,000           6,325,000
     Illinois Health Fac. Auth. (Evanston Hospital
       Corporation) Ser. 1998, 3.73%, 11/01/07                  VMIG-1, A-1+         10,000,000          10,000,000
                                                                                                     --------------
                                                                                                         31,395,000
                                                                                                     --------------
   KANSAS -- 1.3%
     Wamego, KS PCRB VRDB (Utilicorp United, Inc. Proj.),
       LOC Citibank NA, Ser. 1996, 3.96%, 10/05/07*               P-1, A-1+           5,000,000           5,000,000
                                                                                                     --------------
   MARYLAND -- 1.3%
     Anne Arundel County, MD Gen. Oblig. Bond Anticipation
       Notes, (Consolidated General Improvements), Ser. A,
       3.68%, 10/05/07                                            P-1, A-1+           5,000,000           5,000,000
                                                                                                     --------------
   MASSACHUSETTS -- 1.7%
     Massachusetts State Health & Educ. Fac. Auth. Rev.
       Bonds (HarvardM Univ.), 3.65%, 11/13/07                    P-1, A-1+           6,800,000           6,800,000
                                                                                                     --------------
   MICHIGAN -- 0.3%
     Regents of the Univ. of Michigan Hosp. Rev. Bonds,
       VRDB Ser. 2005A, 4.00%, 10/01/07*                        VMIG-1, A-1+          1,340,000           1,340,000
                                                                                                     --------------
   MISSISSIPPI -- 0.1%
     Jackson County, MS Port Fac. VRDB (Chevron U.S.A.,
       Inc. Proj.), Ser. 1993, 4.10%, 10/01/07*                    P-1, NR              300,000             300,000
                                                                                                     --------------
   MISSOURI -- 1.6%
     Missouri Health & Educ. Fac. Auth. VRDB (BJC Health
       Systems), Ser. 2005B, 4.04%, 10/01/07*                   VMIG-1, A-1+          3,860,000           3,860,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P        PRINCIPAL
                                                                RATINGS(1)          AMOUNT                VALUE
                                                                ------------    ---------------      --------------
     Missouri State Health & Educ. Fac. Auth. VRDB
       (Washington University Proj.) Series 2004-B,
       4.00%, 10/01/07*                                         WMIG1, A-1+     $     2,600,000      $    2,600,000
                                                                                                     --------------
                                                                                                          6,460,000
                                                                                                     --------------
   MONTANA -- 2.9%
     Forsyth County, MT PCRB VRDB Ref. Rev. Bonds
       (Pacificorp Project) LOC BNP Paribas, Ser. 1988,
       4.05%, 10/01/07*                                          P-1, A-1+           11,300,000          11,300,000
                                                                                                     --------------
   NEVADA -- 4.1%
     Las Vegas Valley Water Dist., NV Gen. Oblig. Water
       TECP, Ser. A, 3.75%, 10/10/07                             P-1, A-1+           16,000,000          16,000,000
                                                                                                     --------------
   NEW HAMPSHIRE -- 3.3%
     New Hampshire Health & Educ. Fac. Auth. VRDB Rev.
       Bonds (Dartmouth College Issue) Ser. 2007 B, 4.05%,
       10/01/07*                                                 P-1, A-1+           13,075,000          13,075,000
                                                                                                     --------------
   NEW YORK -- 1.9%
     New York City Municipal Water Finance Auth. VRDB,
       4.02%, 10/01/07                                           P-1, A-1+            6,420,000           6,420,000
     New York City Transitional Finance Auth. VRDB, 3.80%,
       10/03/07                                                 VMIG-1, A-1+          1,200,000           1,200,000
                                                                                                     --------------
                                                                                                          7,620,000
                                                                                                     --------------
   OKLAHOMA -- 1.9%
     Tulsa County, OK Ind. Auth. VRDB (Montereau in
       Warren Woods Proj.), LOC BNP Paribas, Ser. 2002A,
       4.05%, 10/01/07*                                           NR, A-1+            7,360,000           7,360,000
                                                                                                     --------------
   OREGON -- 1.1%
     Oregon State Gen. Oblig. VRDB Ser. 1973 F, 3.80%,
       10/03/07*                                                VMIG-1, A-1+          4,500,000           4,500,000
                                                                                                     --------------
   PENNSYLVANIA -- 1.1%
     Beaver County, PA Ind. Dev. Auth. PCRB VRDB
       (Atlantic Richfield Co. Proj.), Ser. 1995, 3.90%,
       10/05/07*                                                VMIG-1, A-1+          4,200,000           4,200,000
                                                                                                     --------------
   SOUTH CAROLINA -- 3.5%
     South Carolina State Pub. Service, Auth. TECP, 3.70%,
       10/04/07                                                  P-1, A-1+           14,000,000          14,000,000
                                                                                                     --------------
   TENNESSEE -- 6.1%
     Clarksville, TN Public Bldg. Auth. Rev. VRDB
       (Tennessee Municipal Bond Fund Proj.), LOC Bank of
       America, Ser. 1984, 3.87%, 10/05/07*                       NR, A-1+            1,545,000           1,545,000
     Clarksville, TN Public Bldg. Auth. Rev. VRDB
       (Tennessee Municipal Bond Fund Proj.), LOC Bank of
       America, Ser. 1995, 3.87%, 10/05/07*                       NR, A-1+              700,000             700,000
     Clarksville, TN Public Bldg. Auth. Rev. VRDB
       (Tennessee Municipal Bond Fund Proj.), LOC Bank of
       America, Ser. 2001, 4.10%, 10/01/07*                       NR, A-1+            6,800,000           6,800,000
     Montgomery County, TN VRDB Public Bldg. Auth.
       Adjustable Rate Pooled Financing Rev. Bonds,
       (Tennessee County Loan Pool) LOC Bank of America
       Series 2002, 4.10%, 10/01/07*                             VMIG-1, NR           1,500,000           1,500,000
     Montgomery County, TN VRDB Public Bldg. Auth. LOC
       Bank of America, 4.10%, 10/01/07*                          WMIG1, NR           4,900,000           4,900,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P        PRINCIPAL
                                                                RATINGS(1)          AMOUNT                VALUE
                                                                ------------    ---------------      --------------
     Nashville & Davidson County, TN Health & Educ. Facs.
       VRDB (Vanderbuilt University), 3.70%, 10/12/07             P-1, A-1      $     8,500,000      $    8,500,000
                                                                                                     --------------
                                                                                                         23,945,000
                                                                                                     --------------
   TEXAS -- 17.8%
     Bexar County, TX Gen. Oblig. CP, Ser. A, 3.75%,
       10/09/07                                                  P-1, A-1+            6,500,000           6,500,000
     Board of Regents of Texas A&M University System
       TECP, Ser. B, 3.74%, 10/11/07                             P-1, A-1+           11,600,000          11,600,000
     Board of Regents of Texas A&M University System
       TECP, Ser. B, 3.75%, 10/11/07                             P-1, A-1+            4,400,000           4,400,000
     Board of Regents of The University of Texas TECP, Ser.
       A, 3.65%, 10/16/07                                        P-1, A-1+           13,700,000          13,700,000
     City of Garland, TX Gen. Oblig. TECP, 3.75%, 10/05/07        NR, A-1+            5,000,000           5,000,000
     City of Houston, TX Gen. Oblig. TECP, 3.75%, 10/09/07       P-1, A-1+           10,000,000          10,000,000
     City of San Antonio, TX TECP, 3.67%, 10/01/07               P-1, A-1+            5,000,000           5,000,000
     Harris County, TX Health Fac. Dev. Corp. VRDB (Texas
       Children's Hospital Proj.), Ser. 1999B, (MBIA Insured),
       4.07%, 10/01/07*                                           NR, A-1+            5,550,000           5,550,000
     Port Arthur Navigation Dist. of Jefferson County, TX
       PCRB VRDB (Texaco, Inc. Proj.), Ser. 1994, 4.10%,
       10/01/07*                                                VMIG-1, A-1+          1,200,000           1,200,000
     Texas Water Development Board Revolution Sub Lien
       A, VRDB, 4.00%, 10/01/07*                                VMIG-1, A-1+          7,175,000           7,175,000
                                                                                                     --------------
                                                                                                         70,125,000
                                                                                                     --------------
   UTAH -- 3.5%
     Murray City, UT Hosp. Rev. VRDB (IHC Health Services,
       Inc.), Ser. B, 4.04%, 09/29/07*                          VMIG-1, A-1+            800,000             800,000
     Murray City, UT VRDB (IHC Health Services, Inc.) Ser.
       2005A, 4.04%, 10/01/07*                                  VMIG-1, A-1+          2,700,000           2,700,000
     Murray City, UT VRDB (IHC Health Services, Inc.) Ser.
       2005C, 3.93%, 10/04/07*                                  VMIG-1, A-1+          9,800,000           9,800,000
     Salt Lake County, UT PCRB VRDB (Svc. Station
       Holdings Proj. BP PLC), 4.05%, 10/01/07*                  P-1, A-1+              535,000             535,000
                                                                                                     --------------
                                                                                                         13,835,000
                                                                                                     --------------
   VIRGINIA -- 5.2%
     Loudon County, VA Industrial Dev. Auth. VRDB Rev.
       Bonds (Howard Hughes Medical Institute) Ser. A,
       4.05%, 10/01/07*                                         VMIG-1, A-1+          2,925,000           2,925,000
     University of VA TECP Gen. Rev. Pledge Notes, Ser.
       2003 A, 3.70%, 10/05/07                                    NR, A-1+           14,800,000          14,800,000
     Virginia College Building Auth. Educ. Fac. VRDB Rev.
       Bonds (Universtiy of Richmond Project) Ser. 2006,
       4.08%, 10/01/07                                           VMIG-1, NR           3,000,000           3,000,000
                                                                                                     --------------
                                                                                                         20,725,000
                                                                                                     --------------
   WASHINGTON -- 2.3%
     Washington Health Care Fac. Auth. Lease Rev. VRDB
       (National Healthcare Research & Educ. Proj.), LOC
       BNP Paribas, 3.93%, 10/05/07*                             VMIG-1, NR           3,900,000           3,900,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                MOODY'S/S&P        PRINCIPAL
                                                                RATINGS(1)          AMOUNT                VALUE
                                                                ------------    ---------------      --------------
     Washington State Hous. Fin. Comm. Rev VRDB
       (Eastside Catholic School), LOC Key Bank NA, Ser. A,
       3.88%, 10/05/07*                                          VMIG-1, NR     $     5,000,000      $    5,000,000
                                                                                                     --------------
                                                                                                          8,900,000
                                                                                                     --------------
   WYOMING -- 5.3%
     Sweetwater County, WY PCRB Rev. Bonds Pacificcorp
       Project, LOC Barclays Ser. 1988 A, 3.77%, 12/14/07         P-1, A-1+          10,975,000          10,975,000
     Uinta County, WY PCRB VRDB Ref. (Amoco Proj.
       Rmkt), 4.00%, 10/01/07                                    VMIG-1, NR          10,000,000          10,000,000
                                                                                                     --------------
                                                                                                         20,975,000
                                                                                                     --------------
   TOTAL MUNICIPAL BONDS (COST $394,680,000)                                                            394,680,000
                                                                                                     --------------
TOTAL INVESTMENTS -- 100.0% (Cost $394,680,000)+                                                     $  394,680,000
                                                                                                     ==============

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2007. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for Federal income tax purposes.
LOC  - Letter of Credit
MBIA - Municipal Bond Insurance Association
PCRB - Pollution Control Revenue Bonds
PLC  - Public Limited Company
TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
VRDB - Variable Rate Demand Bonds

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P       PRINCIPAL
                                                                                 RATINGS+          AMOUNT               VALUE
                                                                                -----------       ----------        ------------
CORPORATE BONDS -- 34.0%
   ENERGY -- 1.4%
     Alabama Power Co., 5.20%, 01/15/16                                            A2, A          $  850,000        $    823,315
     Consumers Energy Co., 4.25%, 04/15/08                                       Baa1, BBB           265,000             263,127
     Duke Energy Corp., 3.75%, 03/05/08                                            A2, A             875,000             869,488
                                                                                                                    ------------
                                                                                                                       1,955,930
                                                                                                                    ------------
   FINANCIALS -- 9.6%
     AIG Sunamerica Global Financing 144A, 5.85%, 08/01/08@                      Aa2, AA+          1,400,000           1,404,627
     Bank of America Corp., 7.80%, 02/15/10                                      Aa2, AA-            525,000             555,118
     Bank One Corp., 8.00%, 04/29/27                                              Aa3, A+            265,000             312,253
     Capital One Corp., 6.70%, 05/15/08                                           A2, A-           1,315,000           1,325,304
     First Union Corp., 7.57%, 08/01/26                                           A1, A+             175,000             202,802
     General Electric Capital Corp., 4.88%, 10/21/10                             Aaa, AAA            875,000             874,177
     Goldman Sachs Group, Inc., 6.65%, 05/15/09                                  Aa3, AA-            525,000             538,378
     Household Finance Corp., 6.38%, 11/27/12                                    Aa3, AA-            875,000             905,295
     Lehman Brothers Holdings, Inc., 4.25%, 01/27/10                              A1, A+             905,000             876,516
     Lehman Brothers Holdings, Inc., 4.50%, 07/26/10                              A1, A+           1,000,000             973,191
     Morgan Stanley, 4.75%, 04/01/14                                              A1, A+           1,750,000           1,643,812
     Salomon Smith Barney Holdings, 6.50%, 02/15/08                               Aa1, AA          1,840,000           1,847,719
     SLM Corp., 4.50%, 07/26/10                                                 Baa1, BBB+           900,000             842,516
     Swiss Bank Corp., 7.38%, 06/15/17                                           Aa1, AA-            700,000             798,377
     Wells Fargo Financial, Inc., 5.50%, 08/01/12                                Aa1, AA+            615,000             621,314
                                                                                                                    ------------
                                                                                                                      13,721,399
                                                                                                                    ------------
   INDUSTRIALS -- 13.3%
     CSX Corp., 7.90%, 05/01/17                                                 Baa3, BBB-           685,000             770,219
     D.R. Horton, Inc., 7.50%, 12/01/07                                         Baa3, BBB-           745,000             744,135
     DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08                           A3, BBB+          1,050,000           1,038,497
     Deluxe Corp., 3.50%, 10/01/07                                               Ba2, BB-            570,000             570,000
     Donnelley (R.R.) & Sons, 3.75%, 04/01/09                                   Baa2, BBB+         1,165,000           1,138,891
     General Electric Co., 5.00%, 02/01/13                                       Aaa, AAA            875,000             867,358
     Ingersoll-Rand, 6.02%, 02/15/28                                             A3, BBB+          2,015,000           2,073,860
     International Business Machines Corp., 4.75%, 11/29/12                       A1, A+             875,000             860,878
     International Lease Finance Corp., 5.13%, 11/01/10                           A1, AA-            660,000             660,564
     Johnson & Johnson, 3.80%, 05/15/13                                          Aaa, AAA            660,000             627,145
     Kraft Foods, Inc., 4.13%, 11/12/09                                          Baa2, A-          1,110,000           1,090,799
     MBNA America, 4.63%, 08/03/09                                               Aaa, AA+          1,465,000           1,456,946
     Merck & Co., Inc., 4.38%, 02/15/13                                          Aa3, AA-            700,000             671,172
     Residential Capital Corp., 7.38%, 06/30/10                                  Ba1, BBB-         1,465,000           1,215,950
     Royal Caribbean Cruises, 7.00%, 06/15/13                                    Ba1, BBB-         1,200,000           1,193,338
     Safeway, Inc., 6.50%, 11/15/08                                             Baa2, BBB-           875,000             889,492
     Schering-Plough Corp., 5.55%, 12/01/13                                      Baa1, A-            875,000             869,126
     Schering-Plough Corp., 6.75%, 12/01/33                                      Baa1, A-            220,000             231,480
     Time Warner Entertainment Co., 8.88%, 10/01/12                             Baa2, BBB+         1,185,000           1,349,460
     Time Warner Entertainment Co., 8.38%, 03/15/23                             Baa2, BBB+           175,000             202,602
     Waste Management, Inc., 6.50%, 11/15/08                                     Baa3, BBB           401,000             406,200
                                                                                                                    ------------
                                                                                                                      18,928,112
                                                                                                                    ------------
   TELECOMMUNICATION SERVICES -- 5.8%
     AT&T Broadband Corp., 8.38%, 03/15/13                                      Baa2, BBB+         1,765,000           1,978,279
     Embarq Corp., 6.74%, 06/01/13                                              Baa3, BBB-         1,150,000           1,195,691
     Oracle Corp., 5.00%, 01/15/11                                                 A2, A             790,000             788,244
     SBC Communications, Inc., 5.10%, 09/15/14                                     A2, A             875,000             846,698
     Sprint Capital Corp., 6.13%, 11/15/08                                       Baa3, BBB         1,140,000           1,148,389
     Verizon Communications, Inc., 6.70%, 09/01/09                                 A3, A             525,000             539,023

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                                MOODY'S/S&P       PRINCIPAL
                                                                                 RATINGS+          AMOUNT               VALUE
                                                                                -----------       ----------        ------------
     Verizon Global Funding Corp., 7.25%, 12/01/10                                  A3, A         $1,750,000        $  1,859,029
                                                                                                                    ------------
                                                                                                                       8,355,353
                                                                                                                    ------------
   UTILITIES -- 3.9%
     CMS Energy Corp., 6.55%, 07/17/17                                            Ba1, BB+           625,000             606,125
     Devon Energy Corp., 6.88%, 09/30/11                                          Baa1, BBB          965,000           1,020,098
     Duke Energy Corp., 4.20%, 10/01/08                                            A3, A-            960,000             950,262
     Oklahoma Gas & Electric, 6.65%, 07/15/27                                     A2, BBB+           440,000             462,957
     Pacific Gas & Electric, 4.20%, 03/01/11                                     Baa1, BBB+          875,000             846,160
     Southern California Edison Corp., 5.00%, 01/15/16                              A2, A            654,000             624,922
     Valero Energy Corp., 4.75%, 04/01/14                                         Baa3, BBB        1,095,000           1,043,955
                                                                                                                    ------------
                                                                                                                       5,554,479
                                                                                                                    ------------
   TOTAL CORPORATE BONDS (COST $48,513,004)                                                                           48,515,273
                                                                                                                    ------------

ASSET-BACKED SECURITIES -- 0.2%
     Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18                                       285,820             284,861
                                                                                                                    ------------
   TOTAL ASSET-BACKED SECURITIES (COST $285,434)                                                                         284,861
                                                                                                                    ------------

MORTGAGE-BACKED SECURITIES -- 5.9%
     Federal Home Loan Mortgage Corporation Notes, 6.00%, 01/15/29                                 1,100,000           1,116,085
     Federal Home Loan Mortgage Corporation Notes, 6.00%, 04/01/37                                   958,716             959,850
     Federal Home Loan Mortgage Corporation Notes PC Gold COMB 30, 6.00%, 09/01/36                   599,776             600,597
     Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 09/15/34                            7,633               7,740
     Federal Home Loan Mortgage Corporation Notes, Gold, 4.50%, 04/01/20                             454,714             437,757
     Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%, 01/01/13                       53,918              54,860
     Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35                      306,380             312,254
     Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%, 08/01/10                    2,040,556           1,960,263
     Federal National Mortgage Association Notes, 5.00%, 02/23/16                                    500,000             500,047
     Federal National Mortgage Association Notes, 5.00%, 11/25/35                                    999,709             935,579
     Federal National Mortgage Association Notes, 15 Yr Pool 254833, 4.50%, 08/01/18                 210,725             203,438
     Federal National Mortgage Association Notes, 15 Yr Pool 629603, 5.50%, 02/01/17                 238,663             239,059
     Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35                        312,180             300,187
     Federal National Mortgage Association Notes, Pool, 6.00%, 06/01/27                              489,960             492,530
     Federal National Mortgage Association Notes, Pool, 3.97%, 05/01/33                              300,693             300,365
     Federal National Mortgage Association Notes, Pool 688996, 8.00%, 11/01/24                        72,227              76,299
                                                                                                                    ------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $8,565,354)                                                                  8,496,910
                                                                                                                    ------------

U.S. AGENCY OBLIGATIONS -- 42.9%
   FEDERAL HOME LOAN BANKS NOTES -- 16.1%
     Federal Home Loan Banks Notes, 3.62%, 10/11/07                                                1,750,000           1,749,804
     Federal Home Loan Banks Notes, 2.44%, 03/09/09                                                  394,500             388,444
     Federal Home Loan Banks Notes, 4.75%, 04/24/09                                                9,000,000           9,041,238
     Federal Home Loan Banks Notes, 4.38%, 03/17/10                                                1,225,000           1,224,347
     Federal Home Loan Banks Notes, 4.88%, 11/18/11                                                6,195,000           6,261,770
     Federal Home Loan Banks Notes, 5.70%, 05/07/12                                                  800,000             800,172
     Federal Home Loan Banks Notes, 5.50%, 08/13/14                                                2,000,000           2,079,620
     Federal Home Loan Banks Notes, 4.88%, 05/17/17                                                1,500,000           1,485,833
                                                                                                                    ------------
                                                                                                                      23,031,228
                                                                                                                    ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 11.5%
     Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08                                 2,625,000           2,642,813
     Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09                                   875,000             872,501

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT               VALUE
                                                                                                  ----------        ------------
     Federal Home Loan Mortgage Corporation Notes, 6.63%, 09/15/09                                $2,300,000        $  2,395,087
     Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10                                 3,300,000           3,517,434
     Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11                                   615,000             635,644
     Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15                                 1,315,000           1,271,293
     Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16                                 5,000,000           5,103,760
                                                                                                                    ------------
                                                                                                                      16,438,532
                                                                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 15.3%
     Federal National Mortgage Association Notes, 6.63%, 09/15/09                                  2,190,000           2,280,539
     Federal National Mortgage Association Notes, 4.75%, 03/12/10                                  2,795,000           2,815,703
     Federal National Mortgage Association Notes, 6.63%, 11/15/10                                  3,300,000           3,507,329
     Federal National Mortgage Association Notes, 5.50%, 03/15/11                                  2,405,000           2,482,795
     Federal National Mortgage Association Notes, 5.60%, 11/22/11                                    875,000             875,757
     Federal National Mortgage Association Notes, 4.63%, 10/15/13                                  1,515,000           1,505,613
     Federal National Mortgage Association Notes, 4.13%, 04/15/14                                  4,985,000           4,802,389
     Federal National Mortgage Association Notes, 5.00%, 05/11/17                                  3,500,000           3,502,845
                                                                                                                    ------------
                                                                                                                      21,772,970
                                                                                                                    ------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $60,371,879)                                                                   61,242,730
                                                                                                                    ------------

U.S. TREASURY OBLIGATIONS -- 15.1%
   U.S. TREASURY BONDS -- 0.3%
     U.S. Treasury Bonds, 10.38%, 11/15/12                                                           350,000             352,707
                                                                                                                    ------------
                                                                                                                         352,707
                                                                                                                    ------------
   U.S. TREASURY NOTES -- 14.8%
     U.S. Treasury Notes, 4.00%, 06/15/09                                                          1,640,000           1,640,897
     U.S. Treasury Notes, 4.88%, 08/15/09                                                          3,700,000           3,759,548
     U.S. Treasury Notes, 4.13%, 08/15/10                                                          1,500,000           1,504,922
     U.S. Treasury Notes, 4.25%, 10/15/10                                                            875,000             880,537
     U.S. Treasury Notes, 4.75%, 03/31/11                                                          3,280,000           3,351,750
     U.S. Treasury Notes, 5.00%, 08/15/11                                                            805,000             831,728
     U.S. Treasury Notes, 4.25%, 11/15/13                                                            985,000             982,152
     U.S. Treasury Notes, 4.25%, 11/15/14                                                            395,000             391,204
     U.S. Treasury Notes, 4.13%, 05/15/15(1)                                                       6,670,000           6,529,303
     U.S. Treasury Notes, 4.50%, 02/15/16                                                            800,000             800,125

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT               VALUE
                                                                                                  ----------        ------------
     U.S. Treasury Notes, 4.75%, 08/15/17(1)                                                      $  500,000        $    506,719
                                                                                                                    ------------
                                                                                                                      21,178,885
                                                                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $21,213,535)                                                                 21,531,592
                                                                                                                    ------------
                                                                                MOODY'S/S&P       PRINCIPAL
                                                                                 RATINGS+          AMOUNT               VALUE
                                                                                -----------       ----------        ------------
COMMERCIAL PAPER -- 1.9%
     American General Finance, 4.90%, 10/01/07                                   P-1, A-1+         2,738,075           2,738,075
                                                                                                                    ------------
   TOTAL COMMERCIAL PAPER (COST $2,738,075)                                                                            2,738,075
                                                                                                                    ------------
TOTAL INVESTMENTS -- 100.0% (Cost $141,687,281)(3)                                                                  $142,809,441(2)
                                                                                                                    ============
                                                                                                    SHARES
                                                                                                  ----------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES
     Institutional Money Market Trust                                                              6,809,096           6,809,096
                                                                                                                    ------------
   TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (COST $6,809,096)(5)                           6,809,096(4)
                                                                                                                    ------------

+    The ratings shown are unaudited.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
(1)  Security partially or fully on loan.
(2) At September 30, 2007 the market value of securities on loan for the Short/Intermediate Bond Fund was $6,678,515.
(3) The cost for Federal Income tax purposes is $141,687,281. At September 30, 2007 net unrealized appreciation was $1,122,160. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,949,576, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $827,416.
(4) The investments held as collateral on loaned securities represented 4.7% of the net assets of the Short/Intermediate-Term Bond Fund.
(5)  Cost for Federal Income tax purposes.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                            MOODY'S/S&P       PRINCIPAL
                                                              RATINGS          AMOUNT               VALUE
                                                            -----------       ----------         -----------
CORPORATE BONDS -- 52.1%
   FINANCIALS -- 19.8%
     AIG Sunamerica Global Financing 144A, 5.85%,
       08/01/08@                                              Aa2, AA+        $  900,000         $   902,975
     Bank of America Corp., 7.80%, 02/15/10                   Aa2, AA-           350,000             370,078
     Bank One Corp., 8.00%, 04/29/27                           Aa3, A+           425,000             500,783
     Capital One Corp., 6.70%, 05/15/08                        A2, A-            750,000             755,877
     Citigroup, Inc., 5.63%, 08/27/12                         Aa2, AA-           800,000             809,374
     First Union Corp., 7.57%, 08/01/26                        A1, A+            591,000             684,893
     General Electric Capital Corp., 4.88%, 10/21/10          Aaa, AAA           900,000             899,153
     Goldman Sachs Group, Inc., 6.65%, 05/15/09               Aa3, AA-         2,125,000           2,179,147
     Lehman Brothers Holdings, Inc., 4.25%, 01/27/10           A1, A+            595,000             576,273
     Lehman Brothers Holdings, Inc., 4.50%, 07/26/10           A1, A+            500,000             486,596
     MBNA America, 4.63%, 08/03/09                            Aaa, AA+           900,000             895,052
     Morgan Stanley, 4.75%, 04/01/14                           A1, A+          1,000,000             939,321
     Salomon Smith Barney Holdings, 6.50%, 02/15/08            Aa1, AA           900,000             903,775
     SLM Corp., 4.50%, 07/26/10                              Baa1, BBB+          300,000             280,839
     Swiss Bank Corp., 7.38%, 06/15/17                         Aa1, AA-        1,400,000           1,596,753
                                                                                                 -----------
                                                                                                  12,780,889
                                                                                                 -----------
   INDUSTRIALS -- 17.5%
     Bausch & Lomb, Inc., 6.95%, 11/15/07                     Ba1, BB+         1,000,000           1,000,000
     CSX Corp., 7.90%, 05/01/17                              Baa3, BBB-        1,414,000           1,589,912
     DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08        A3, BBB+           600,000             593,427
     Deluxe Corp., 3.50%, 10/01/07                            Ba2, BB-           500,000             500,000
     Donnelley (R.R.) & Sons, 3.75%, 04/01/09                Baa2, BBB+          800,000             782,071
     General Electric Co., 5.00%, 02/01/13                    Aaa, AAA           700,000             693,886
     Ingersoll-Rand, 6.02%, 02/15/28                          A3, BBB+           900,000             926,290
     Kraft Foods, Inc., 4.13%, 11/12/09                       Baa2, A-           650,000             638,756
     Kraft Foods, Inc., 5.25%, 10/01/13                       Baa2, A-           400,000             392,535
     Merck & Co., Inc., 4.38%, 02/15/13                       Aa3, AA-           325,000             311,616
     Residential Capital Corp., 6.38%, 06/30/10               Ba1, BBB-          300,000             249,000
     Royal Caribbean Cruises, 7.00%, 06/15/13                 Ba1, BBB-          300,000             298,334
     Schering-Plough Corp., 6.75%, 12/01/33                   Baa1, A-         1,100,000           1,157,401
     The Kroger Co., 7.45%, 03/01/08                         Baa2, BBB-          800,000             806,389
     Time Warner Entertainment, 8.88%, 10/01/12              Baa2, BBB+          300,000             341,636
     Time Warner Entertainment, 8.38%, 03/15/23              Baa2, BBB+          900,000           1,041,953
                                                                                                 -----------
                                                                                                  11,323,206
                                                                                                 -----------
   TELECOMMUNICATION SERVICES -- 6.1%
     AT&T Broadband Corp., 8.38%, 03/15/13                   Baa2, BBB+          896,000           1,004,271
     Embarq Corp., 6.74%, 06/01/13                           Baa3, BBB-          450,000             467,879
     Sprint Capital Corp., 6.13%, 11/15/08                    Baa3, BBB        1,000,000           1,007,359
     Verizon Global Funding Corp., 7.25%, 12/01/10              A3, A          1,400,000           1,487,223
                                                                                                 -----------
                                                                                                   3,966,732
                                                                                                 -----------
   UTILITIES -- 8.7%
     CMS Energy Corp., 6.55%, 07/17/17                        Ba1, BB+           300,000             290,940
     Devon Energy Corp., 6.88%, 09/30/11                      Baa1, BBB          200,000             211,419
     Duke Energy Corp., 4.20%, 10/01/08                        A3, A-            610,000             603,812
     Marathon Oil Corp., 6.80%, 03/15/32                     Baa1, BBB+        1,700,000           1,792,080
     Nevada Power Co., 8.25%, 06/01/11                        Baa3, BB+        1,000,000           1,086,680
     Oklahoma Gas & Electric, 6.65%, 07/15/27                 A2, BBB+           565,000             594,479
     Pacific Gas & Electric, 4.20%, 03/01/11                 Baa1, BBB+          450,000             435,168

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                            MOODY'S/S&P       PRINCIPAL
                                                              RATINGS          AMOUNT               VALUE
                                                            -----------       ----------         -----------
     Valero Energy Corp., 4.75%, 04/01/14                     Baa3, BBB       $  635,000         $   605,399
                                                                                                 -----------
                                                                                                   5,619,977
                                                                                                 -----------
   TOTAL CORPORATE BONDS (COST $33,106,270)                                                       33,690,804
                                                                                                 -----------

ASSET-BACKED SECURITIES -- 0.2%
     Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%,
       10/07/18                                                Aaa, AAA          142,910             142,431
                                                                                                 -----------
   TOTAL ASSET-BACKED SECURITIES (COST $142,717)                                                     142,431
                                                                                                 -----------


                                                                              PRINCIPAL              VALUE
                                                                               AMOUNT              (NOTE 2)
                                                                              ----------         -----------
MORTGAGE-BACKED SECURITIES -- 5.6%
     Federal Home Loan Mortgage Corporation Notes, 6.00%, 01/15/29               700,000             710,236
     Federal Home Loan Mortgage Corporation Notes PC Gold COMB 30,
       6.00%, 09/01/36                                                           342,729             343,198
     Federal Home Loan Mortgage Corporation Notes, 7 Yr. Balloon,
       4.50%, 11/01/10                                                           425,095             417,608
     Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr.,
       6.00%, 01/01/13                                                            32,575              33,144
     Federal Home Loan Mortgage Corporation Notes, Pool G08097,
       6.50%, 11/01/35                                                           189,328             192,958
     Federal Home Loan Mortgage Corporation Notes, Pool M80842,
       3.50%, 08/01/10                                                           178,301             171,285
     Federal National Mortgage Association Notes, 6.50%, 12/01/36                422,347             430,098
     Federal National Mortgage Association Notes, 15 Yr. Pool 254833,
       4.50%, 08/01/18                                                           158,044             152,579
     Federal National Mortgage Association Notes, 15 Yr. Pool 629603,
       5.50%, 02/01/17                                                           143,198             143,435
     Federal National Mortgage Association Notes, 2005-29 WC,
       4.75%, 04/25/35                                                           144,083             138,548
     Federal National Mortgage Association Notes, Pool,
       6.00%, 06/01/27                                                           391,968             394,024
     Federal National Mortgage Association Notes, Pool 838891,
       6.00%, 07/01/35                                                           467,534             468,632
                                                                                                 -----------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $3,616,328)                                              3,595,745
                                                                                                 -----------

U.S. TREASURY OBLIGATIONS -- 18.4%
   U.S. TREASURY BONDS -- 9.3%
     U.S. Treasury Bonds, 7.50%, 11/15/16                                        300,000             364,430
     U.S. Treasury Bonds, 8.88%, 02/15/19                                      1,130,000           1,537,683
     U.S. Treasury Bonds, 7.13%, 02/15/23                                        525,000             651,574
     U.S. Treasury Bonds, 6.00%, 02/15/26                                        600,000             679,500
     U.S. Treasury Bonds, 6.38%, 08/15/27                                        450,000             533,988
     U.S. Treasury Bonds, 5.25%, 02/15/29                                        925,000             969,516
     U.S. Treasury Bonds, 6.25%, 05/15/30                                        500,000             594,375
     U.S. Treasury Bonds(1), 5.38%, 02/15/31                                     630,000             674,395
                                                                                                 -----------
                                                                                                   6,005,461
                                                                                                 -----------
   U.S. TREASURY NOTES -- 9.1%
     U.S. Treasury Notes, 4.13%, 08/15/10                                        805,000             807,641
     U.S. Treasury Notes, 4.75%, 03/31/11                                        750,000             766,406
     U.S. Treasury Notes, 5.00%, 08/15/11                                        175,000             180,811
     U.S. Treasury Notes, 4.88%, 02/15/12                                      1,500,000           1,544,766
     U.S. Treasury Notes, 4.25%, 11/15/13                                        300,000             299,133
     U.S. Treasury Notes, 4.25%, 11/15/14                                         95,000              94,087
     U.S. Treasury Notes, 4.13%, 05/15/15(1)                                   1,450,000           1,419,414

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                               AMOUNT               VALUE
                                                                              ----------         -----------
     U.S. Treasury Notes(1), 4.75%, 08/15/17                                  $  800,000         $   810,750
                                                                                                 -----------
                                                                                                   5,923,008
                                                                                                 -----------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $11,241,649)                                             11,928,469
                                                                                                 -----------

U.S. AGENCY OBLIGATIONS -- 22.5%
   FEDERAL HOME LOAN BANKS NOTES -- 8.0%
     Federal Home Loan Banks Notes, 3.62%, 10/11/07                              500,000             499,944
     Federal Home Loan Banks Notes, 4.75%, 04/24/09                            1,100,000           1,105,040
     Federal Home Loan Banks Notes, 4.88%, 11/18/11                              600,000             606,467
     Federal Home Loan Banks Notes, 5.75%, 05/15/12                            1,185,000           1,241,150
     Federal Home Loan Banks Notes, 4.50%, 11/15/12                              400,000             397,657
     Federal Home Loan Banks Notes, 5.25%, 06/18/14                              800,000             820,371
     Federal Home Loan Banks Notes, 5.50%, 08/13/14                              500,000             519,905
                                                                                                 -----------
                                                                                                   5,190,534
                                                                                                 -----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 6.4%
     Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/08               500,000             483,382
     Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08             1,350,000           1,359,161
     Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09               500,000             498,572
     Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10             1,000,000           1,065,889
     Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16               700,000             714,526
                                                                                                 -----------
                                                                                                   4,121,530
                                                                                                 -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 8.1%
     Federal National Mortgage Association Notes, 6.63%, 09/15/09              1,000,000           1,041,342
     Federal National Mortgage Association Notes, 4.75%, 03/12/10              1,495,000           1,506,074
     Federal National Mortgage Association Notes, 6.63%, 11/15/10              1,000,000           1,062,827
     Federal National Mortgage Association Notes, 5.00%, 05/11/17              1,000,000           1,000,813
     Federal National Mortgage Association Notes, 6.25%, 05/15/29                585,000             656,788
                                                                                                 -----------
                                                                                                   5,267,844
                                                                                                 -----------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $14,410,002)                                               14,579,908
                                                                                                 -----------
                                                            MOODY'S/S&P       PRINCIPAL              VALUE
                                                              RATINGS          AMOUNT              (NOTE 2)
                                                            -----------       ----------         -----------
COMMERCIAL PAPER -- 0.8%
     American General Finance, 4.90%, 10/01/07               P-1, A-1+           507,337             507,337
                                                                                                 -----------
   TOTAL COMMERCIAL PAPER (COST $507,337)                                                            507,337
                                                                                                 -----------
                                                                              PRINCIPAL              VALUE
                                                                               AMOUNT              (NOTE 2)
                                                                              ----------         -----------
PREFERRED STOCK -- 0.4%
   FINANCIALS -- 0.4%
     Wachovia Capital Trust IX, 6.375%                                            12,000             276,840
                                                                                                 -----------


   TOTAL PREFERRED STOCK (COST $300,000)                                                             276,840
                                                                                                 -----------
TOTAL INVESTMENTS -- 100.0% (Cost $63,324,303)(2)                                                $64,721,534(3)
                                                                                                 ===========

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES -- 2.7%
     Institutional Money Market Trust                                          1,715,710         $ 1,715,710
                                                                                                 -----------
   TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (COST $1,715,710)(5)       1,715,710(4)
                                                                                                 -----------

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
(1)  Security partially or fully on loan.
(2) The cost for Federal income tax purposes is $64,324,303. At September 30, 2007 net unrealized appreciation was $1,397,231. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,769,233, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $372,002.
(3) At September 30, 2007, the market value of securities on loan for the Broad Market Bond Fund was $1,688,105.
(4) The investments held as collateral on loaned securities represented 2.6% of the net assets of the Broad Market Bond Fund.
(5)  Cost for Federal income tax purposes.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                               MOODY'S/S&P        PRINCIPAL
                                                                                RATINGS+           AMOUNT               VALUE
                                                                               -----------        ----------        ------------
MUNICIPAL BONDS -- 99.9%
   ALABAMA -- 4.3%
     Alabama 21st Century Auth. Tobacco Settlement Rev.
       Bonds, 5.10%, 12/01/09                                                   Baa1, A-          $  500,000        $    508,245
     Alabama Housing Fin. Auth. Single Family Mtge. Rev.
       Bonds, Ser. A-1, 5.00%, 10/01/14                                          Aaa, NR             135,000             135,501
     Alabama State Brd. of Edu. Calhoun Community College
       Rev. Bonds, 5.00%, 05/01/15                                               Aaa, NR             500,000             538,825
     Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B,
       (AMBAC), 4.50%, 08/15/10                                                  Aaa, AAA            250,000             252,640
     Birmingham, AL Apartment Auth. Rev. Bond Ref.-Amt,
       5.00%, 07/01/12                                                           Aaa, AAA          2,370,000           2,481,793
     Jefferson County, AL Sewer Rev. Bonds, (FSA), 5.25%,
       02/01/11                                                                  Aaa, AAA            250,000             259,233
     Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA), 4.60%,
       10/01/13                                                                  Aaa, NR             165,000             170,405
     University of Alabama at Birmingham Hospital Rev.
       Bonds, Ser. A, 5.00%, 09/01/15                                             A1, A+             500,000             522,560
                                                                                                                    ------------
                                                                                                                       4,869,202
                                                                                                                    ------------
   ARIZONA -- 2.3%
     Greenlee County, AZ School Dist. Gen. Oblig. Unltd.
       Bonds, 5.00%, 07/01/09                                                   Baa3, NR             175,000             176,557
     Greenlee County, AZ School Dist. Gen. Oblig. Unltd.
       Bonds, 5.00%, 07/01/10                                                   Baa3, NR             150,000             151,944
     Greenlee County, AZ School Dist. Gen. Oblig. Unltd.
       Bonds, 5.00%, 07/01/13                                                   Baa3, NR             200,000             203,984
     Salt River Proj., AZ Agric. Imp. & Power Dist. Rev.
       Bonds, Ser. A, 5.25%, 01/01/20                                           Aa1, AA            1,000,000           1,058,350
     Tucson, AZ Certificate Participation Bonds, Public
       Improvements, Ser. A, (MBIA), 5.00%, 07/01/21                             Aaa, AAA          1,000,000           1,052,740
                                                                                                                    ------------
                                                                                                                       2,643,575
                                                                                                                    ------------
   CALIFORNIA -- 12.0%
     ABAG Fin. Auth. for Nonprofit Coros, California Rev.
       Bonds (Windemere Ranch Financing Prog.), Ser. A,
       5.00%, 09/02/20                                                           Aaa, AAA          1,340,000           1,408,380
     ABAG Fin. Auth. for Nonprofit Coros, California Rev.
       Bonds (Windemere Ranch Financing Prog.), Ser. A,
       5.00%, 09/02/21                                                           Aaa, AAA          3,660,000           3,831,764
     California Infrastructure & Economic Dev. Rev. Bonds,
       5.00%, 10/01/18                                                           Aa2, AA             365,000             388,221
     California State Public Works Brd. Lease Rev. Bonds
       (Dept. Mental Health Hospital), (AMBAC), 5.00%,
       12/01/13                                                                  Aaa, AAA            575,000             613,657
     California State Public Works Brd. Ref. Rev. Bonds,
       Ser. D, (MBIA), 5.25%, 10/01/11                                           Aaa, AAA            150,000             159,361
     California State School Imps. Ref. Gen. Oblig. Bonds,
       5.25%, 02/01/14                                                            A1, A+             585,000             630,525
     Compton, CA Certificate Participation Ref. Bonds,
       Ser. A, (Civic Center & Cap. Imp.), 5.50%, 09/01/15                       NR, BBB+            535,000             549,333
     Glendale, CA Univ. School Dist. Gen. Oblig. Bonds,
       Ser. C, (FSA), 5.50%, 09/01/15                                            Aaa, AAA            125,000             130,701
     Lancaster, CA Redev. Agency Tax Allocation Ref.
       Bonds, 5.25%, 12/01/20                                                    Aaa, AAA            400,000             425,464
     Los Angeles, CA Community Dist. Ref. Ser. A, 5.00%,
       07/01/19                                                                  Aaa, AAA          2,000,000           2,126,460
     Palm Desert, CA Fin. Auth., 5.00%, 04/01/25                                 Aaa, AAA            500,000             521,430
     Redwood City, CA Elementary School Dist. Gen. Oblig.
       Bonds, (FGIC), 5.50%, 08/01/14                                            Aaa, AAA            125,000             139,258

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED)

--------------------------------------------------------------------------------

                                                                               MOODY'S/S&P        PRINCIPAL
                                                                                RATINGS+           AMOUNT               VALUE
                                                                               -----------        ----------        ------------
     San Francisco, CA City & County International Airport
       Rev. Bonds, 5.25%, 01/01/19(1)                                            Aaa, AAA         $1,540,000        $  1,559,373
     Tulare County, CA Ctfs. Participation Ref. Bonds,
       (MBIA), 5.00%, 08/15/10                                                   Aaa, NR              50,000              52,055
     Univ. of CA Rev. Bonds, Ser. H, 5.00%, 05/15/18                             Aaa, AAA            490,000             519,601
     Visalia, CA Cert. Participation Ref. Bonds, 5.00%,
       12/01/18                                                                  Aaa, AAA            500,000             525,645
                                                                                                                    ------------
                                                                                                                      13,581,228
                                                                                                                    ------------
   COLORADO -- 3.6%
     Colorado Health Fac. Auth. Rev. Bonds (Catholic Health
       Initiatives), 5.38%, 09/01/10                                             Aa2, AA             500,000             524,445
     Colorado Springs, CO Utilities Rev. Ref. Bond, Sys Sub
       Lien, Series A (AMBAC), 5.38%, 11/15/19                                   Aaa, AAA          2,000,000           2,141,300
     Colorado Springs, CO Utilities Rev. Sys. Sub Lien Ref. &
       Impt. Ser. A, 5.25%, 11/15/09                                             Aa2, AA             270,000             279,547
     Grand Junction, CO Pub. Imps. Rev. Bonds, 5.00%,
       03/01/10                                                                  NR, AA            1,075,000           1,110,937
                                                                                                                    ------------
                                                                                                                       4,056,229
                                                                                                                    ------------
   CONNECTICUT -- 3.8%
     Bristol, CT Resource Recovery Rev. Bonds (Solid Waste
       Oper. Committee), 5.00%, 07/01/14                                         Aaa, AAA          1,000,000           1,068,270
     Univ. of Connecticut, Ser. A, 5.00%, 04/01/20                               Aa3, AA           3,000,000           3,210,570
                                                                                                                    ------------
                                                                                                                       4,278,840
                                                                                                                    ------------
   DELAWARE -- 0.7%
     Delaware River & Bay Auth. Rev. Bonds, (AMBAC),
       5.40%, 01/01/14                                                           Aaa, AAA            250,000             262,355
     Delaware State Economic Dev. Auth. Ref. Rev. Bonds,
       (Delmarva Power Poll. Cntrl. Proj.), Ser. 2001C,
       (AMBAC), 4.90%, 05/01/26                                                  Aaa, AAA            250,000             259,027
     Delaware State Economic Dev. Auth. Rev. Bonds,
       (Student Housing Univ. Courtyard), (RADIAN),
       5.38%, 08/01/11                                                           NR, AA              250,000             258,203
                                                                                                                    ------------
                                                                                                                         779,585
                                                                                                                    ------------
   FLORIDA -- 2.5%
     Broward County, FL Resource Recovery Ref. Bonds,
       Wheelabrator South A, 5.38%, 12/01/09                                     A3, AA              250,000             256,753
     Florida State Board of Educ. Pub. Educ. - Ser. A 2002
       Gen. Oblig. Bond, 5.00%, 06/01/13                                         Aa1, AAA            575,000             612,570
     Lakeland, FL Energy Sys. Rev. Bonds, (MBIA), 5.50%,
       10/01/14                                                                  Aaa, AAA            455,000             485,499
     Osceola County, FL School Brd. Cert. Participation Four
       Corcers Charter School Bonds, Ser. A, (MBIA), 5.80%,
       08/01/15                                                                  Aaa, NR             100,000             106,986
     Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds,
       (MBIA), 5.25%, 10/01/14                                                   Aaa, AAA            900,000             970,875
     Sunshine State Governmental Fin. Comm. Rev. Bonds,
       Ser. 1986, 4.08%, 07/01/16                                                Aaa, NR             400,000             400,000
                                                                                                                    ------------
                                                                                                                       2,832,683
                                                                                                                    ------------
   GEORGIA -- 1.1%
     Clayton County, GA Dev. Auth. Rev. Bonds, Ser. A,
       5.00%, 08/01/18                                                           Aaa, AAA            465,000             495,639

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED)

--------------------------------------------------------------------------------

                                                                               MOODY'S/S&P        PRINCIPAL
                                                                                RATINGS+           AMOUNT               VALUE
                                                                               -----------        ----------        ------------
     Gwinnett County, GA Dev. Auth. COP's, (Gwinnett
       County Public School Proj.), (MBIA), 5.25%, 01/01/14                      Aaa, AAA         $  500,000        $    543,410
     Private Colleges & Univ. Auth. Rev. Bonds,  (Emory
       Univ. Proj.), Ser. 2000A, 5.75%, 11/01/15                                 Aa2, AA             250,000             268,365
                                                                                                                    ------------
                                                                                                                       1,307,414
                                                                                                                    ------------
   ILLINOIS -- 1.7%
     Chicago IL, Board Of Education Ref. - Dedicated Revs -
       Ser B, 5.00%, 12/01/21                                                    Aaa, AAA          1,000,000           1,047,700
     Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC),
       5.75%, 11/01/11                                                           Aaa, AAA            200,000             214,268
     Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern
       Univ. Proj.), 5.10%, 11/01/32                                             Aaa, AA+            400,000             423,332
     Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern
       Univ. Proj.), 5.15%, 11/01/32                                             Aaa, AA+            250,000             268,070
                                                                                                                    ------------
                                                                                                                       1,953,370
                                                                                                                    ------------
   INDIANA -- 1.7%
     Blackford County Industrial Sch. Bldg. Corp. Rev. Ref.
       Bond-First Mortgage-Series A 2005, 5.00%, 07/15/17                        Aaa, AAA          1,755,000           1,874,919
                                                                                                                    ------------
                                                                                                                       1,874,919
                                                                                                                    ------------
   KANSAS -- 0.8%
     Butler & Sedgwick County, KS Univ. School Dist. Gen.
       Oblig. Unltd. Bonds, (FSA), 6.00%, 09/01/14                               Aaa, AAA            500,000             569,875
     Topeka, KS Gen. Oblig. Bonds (College Hill Pub.
       Improvement) (MBIA), 5.50%, 08/15/14                                      Aaa, NR             275,000             293,180
                                                                                                                    ------------
                                                                                                                         863,055
                                                                                                                    ------------
   LOUISIANA -- 0.4%
     Louisiana State Citizens Prop. Ins. Corp. Rev. Bonds,
       Public Improvements, Ser. B, (AMBAC), 5.00%, 06/01/15                     Aaa, AAA            435,000             467,895
                                                                                                                    ------------
                                                                                                                         467,895
                                                                                                                    ------------
   MARYLAND -- 1.3%
     Maryland State Econ. Dev. Corp. Rev. Bonds, 4.05%,
       07/01/34                                                                  Aaa, AAA          1,000,000           1,000,000
     Maryland State Health & Higher Educ. Fac. Auth. Rev.
       Bonds, (AMBAC), 5.13%, 07/01/12                                           Aaa, AAA            400,000             426,724
                                                                                                                    ------------
                                                                                                                       1,426,724
                                                                                                                    ------------
   MASSACHUSETTS -- 2.8%
     Massachusetts State Dev. Fin. Agency Rev. Bond (Univ.
       of MA, Visual & Perfoming Arts Proj.), 6.00%, 08/01/16                     A2, NR             310,000             356,209
     Massachusetts State Gen. Oblig. Bond Public Improv.
       Ref. Notes Construction Loan- Series B, 5.00%, 05/01/12                   Aa2, AAA          2,340,000           2,423,397
     Massachusetts State Housing Fin. Agency Rev. Bonds,
       4.00%, 12/01/10(1)                                                        Aa2, AA              85,000              83,774

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED)

--------------------------------------------------------------------------------

                                                                               MOODY'S/S&P        PRINCIPAL
                                                                                RATINGS+           AMOUNT               VALUE
                                                                               -----------        ----------        ------------
     Massachusetts State Special Oblig. Rev. Bonds (Federal
       Highway Grant Ant.), Ser. A, (FSA), 5.00%, 12/15/12                       Aaa, NR          $  275,000        $    291,489
                                                                                                                    ------------
                                                                                                                       3,154,869
                                                                                                                    ------------
   MICHIGAN -- 0.6%
     Fowlerville, MI Community Schools Dist. Gen. Oblig.
       Bonds, (FGIC), 5.00%, 05/01/15                                            Aaa, AAA            650,000             695,779
                                                                                                                    ------------
                                                                                                                         695,779
                                                                                                                    ------------
   MINNESOTA -- 0.7%
     St. Paul, MN Housing & Redev. Auth. Health Care Fac.
       Rev. Bonds, 5.00%, 05/15/13                                              Baa1, BBB            225,000             231,192
     St. Paul, MN Housing & Redev. Auth. Health Care Fac.
       Rev. Bonds, 5.00%, 05/15/15                                              Baa1, BBB            270,000             277,560
     St. Paul, MN Housing & Redev. Auth. Health Care Fac.
       Rev. Bonds, 5.00%, 05/15/16                                              Baa1, BBB            300,000             307,797
                                                                                                                    ------------
                                                                                                                         816,549
                                                                                                                    ------------
   MISSOURI -- 1.5%
     Kansas City, MO Special Fac. Rev. Bonds Overhaul
       Base Project, Ser. G, 4.00%, 09/01/10                                     A2, AA-             540,000             540,572
     Kansas City, MO Special Fac. Rev. Bonds, MCI
       Overhaul Base Proj. Ser. G, 4.00%, 09/01/11                               A2, AA-             465,000             464,986
     Truman State Univ., MO Housing Sys. Rev. Bonds,
       5.00%, 06/01/15                                                           Aaa, NR             615,000             654,502
                                                                                                                    ------------
                                                                                                                       1,660,060
                                                                                                                    ------------
   NEVADA -- 2.3%
     Nevada State Gen. Oblig. Unref. Bal. Bonds, 5.13%,
       09/01/10                                                                  Aa1, AA             245,000             246,548
     Nevada State Highway Imp. Rev. (Bond Motor Vehicle
       Fuel Tax), 5.00%, 12/01/12                                                Aaa, AAA            750,000             796,838
     Nevada State Highway Imp. Rev. Bonds (Motor Vehicle
       Fuel Tax), (FGIC), 5.50%, 12/01/11                                        Aaa, AAA            250,000             267,993
     North Las Vegas, NV Ref. Bonds, 5.00%, 12/01/16                             Aaa, AAA            875,000             864,824
     Washoe County, NV Gen. Oblig. Bonds, (Park, Open
       Space & Library), (FGIC), 5.75%, 05/01/14                                  NR, NR             380,000             405,737
                                                                                                                    ------------
                                                                                                                       2,581,940
                                                                                                                    ------------
   NEW JERSEY -- 4.4%
     Camden County, NJ Impt. Auth. Cooper Health Sys
       Oblig Grp-B, 5.00%, 02/15/15                                             Baa3, BBB          2,435,000           2,472,328
     Camden County, NJ Impt. Auth. Cooper Health Sys.
       Oblig. Grp-A, 5.00%, 02/15/15                                            Baa3, BBB          1,090,000           1,106,710
     Cherry Hill Township, NJ School Dist. Gen. Oblig.
       Bonds, 5.00%, 02/15/17                                                    Aaa, NR             725,000             776,562
     New Jersey Tobacco Settlement Fin. Corp. Rev. Bonds,
       6.13%, 06/01/42                                                           Aaa, AAA            535,000             591,250
                                                                                                                    ------------
                                                                                                                       4,946,850
                                                                                                                    ------------
   NEW YORK -- 4.8%
     Metropolitan Trans. Auth. New York Rev. Ref. Bonds,
       Ser. A-2002, 5.00%, 01/01/12                                              A1, AA-           1,000,000           1,052,980
     New York City, NY Transitional Fin. Auth. Rev. Bonds,
       5.00%, 11/01/11                                                           Aa2, AAA            500,000             527,480

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED)

--------------------------------------------------------------------------------

                                                                               MOODY'S/S&P        PRINCIPAL
                                                                                RATINGS+           AMOUNT               VALUE
                                                                               -----------        ----------        ------------
     New York City, NY Transitional Fin. Auth. Rev. Bonds,
       5.75%, 11/01/11                                                           Aa1, AAA         $  215,000        $    229,059
     New York State Agency Spec. School Purp. Rev. Bonds,
       Ser. C, 5.25%, 12/01/10                                                    NR, A+           1,500,000           1,574,625
     New York State Dorm. Auth. Personal Income Rev.
       Bonds, Ser. A, 5.00%, 03/15/13                                             NR, AAA            500,000             534,605
     New York State Environ. Fac. Corp. Rev. Bonds, Ser. A,
       5.00%, 03/15/13                                                            NR, AA-            515,000             549,330
     New York Tobacco Sett. Fund. Corp. Rev. Bonds,
       Ser. A-1, 5.50%, 06/01/14                                                  A1, AA-            450,000             462,910
     New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%, 08/01/12                     Aa3, AA             250,000             267,090
     New York, NY Gen. Oblig. Ref. Bonds, Ser. B, 5.25%, 08/01/17                Aa3, AA             255,000             257,836
                                                                                                                    ------------
                                                                                                                       5,455,915
                                                                                                                    ------------
   NORTH CAROLINA -- 3.7%
     Charlotte, NC Airport Rev. Bonds, Ser. B, 5.25%, 07/01/11(1)                Aaa, AAA          1,000,000           1,034,590
     Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%, 06/01/13                   Aa2, AAA            250,000             265,365
     University, NC Sys. Pool Rev., Ser. A, 5.00%, 10/01/23                      Aaa, AAA          2,725,000           2,880,625
                                                                                                                    ------------
                                                                                                                       4,180,580
                                                                                                                    ------------
   OHIO -- 4.1%
     Dayton-Montgomery County Port. Auth. Dev. Rev.
       Dayton Regl. Bond, 5.13%, 05/15/22                                        NR, N/R           1,250,000           1,255,112
     Lorain County, OH Hosp. Rev. Bonds, (Catholic
       Healthcare Partners), Ser. A, 5.63%, 10/01/16                             Aa3, AA-            500,000             528,675
     Ohio State Improv. Gen. Oblig. Bond Buckeye Savers-
       Ser. K 2007, 5.00%, 05/01/13                                              Aa1, AAA          2,000,000           2,136,140
     Ohio State Infrastructure Imp. Gen. Oblig. Bonds,
       5.75%, 02/01/14                                                           Aa1, AA+            350,000             367,119
     Pickerington, OH Local School Dist. Construction &
       Imp. Gen. Oblig. Bonds, 5.80%, 12/01/09                                   Aaa, AAA            315,000             321,691
                                                                                                                    ------------
                                                                                                                       4,608,737
                                                                                                                    ------------
   OKLAHOMA -- 0.5%
     Oklahoma City, OK Gen. Oblig. Bonds, 5.40%, 07/01/10                        Aa1, AA+            100,000             104,872
     Oklahoma State Capitol Indep. Auth. State Fac.,
       Ser. D2, 4.05%, 07/01/32                                                  Aaa, AAA            500,000             500,000
                                                                                                                    ------------
                                                                                                                         604,872
                                                                                                                    ------------
   OREGON -- 1.1%
     Oregon State Transportation Dept. Rev. Bonds, Ser. A,
       5.50%, 11/15/14                                                           Aa2, AAA            790,000             860,310
     Portland, OR Urban Renewal & Redev. Ref. Bonds,
       Ser. A, 5.00%, 06/15/17                                                   Aaa, NR             320,000             343,862
                                                                                                                    ------------
                                                                                                                       1,204,172
                                                                                                                    ------------
   PENNSYLVANIA -- 7.5%
     Adams County, PA Public Imp. Misc. Rev. Bonds,
       (FGIC), 5.20%, 05/15/11                                                   Aaa, AAA            250,000             263,875
     Lancaster Cnty, PA Solid Waste Management Auth.
       (Resource Recovery System), Ser. A, 5.00%, 12/15/14                       Aaa, AAA            500,000             512,615

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED)

--------------------------------------------------------------------------------

                                                                               MOODY'S/S&P        PRINCIPAL
                                                                                RATINGS+           AMOUNT               VALUE
                                                                               -----------        ----------        ------------
     Pennsylvania State Higher Educational Fac. Auth. Rev.
       Bonds (Philadelphia College of Osteopathic Medicine),
       5.00%, 12/01/16                                                             NR, A          $1,560,000        $  1,642,883
     Pennsylvania State Higher Educational Fac. Auth. Rev.
       Bonds, (Philadelphia College Osteopathic Medicine),
       5.00%, 12/01/17                                                             NR, A             500,000             524,190
     Pennsylvania State Pub. School Bldg. Auth. Rev. Bonds,
       (FGIC), 5.25%, 11/01/15                                                   Aaa, AAA            545,000             588,431
     Pennsylvania State Ref. Gen. Oblig. Bonds, 5.00%, 03/01/19                  Aaa, AA           1,000,000           1,069,650
     Pennsylvania State Turnpike Comm., Ser. Q, 4.12%, 06/01/28                  Aa3, AA-            300,000             300,000
     Philadelphia, PA Airport Rev. Bonds, Ser. A, 5.00%, 06/15/18(1)             Aaa, AAA            600,000             624,852
     Philadelphia, PA Airport Rev. Bonds, Ser. B, 5.50%, 06/15/18                Aaa, AAA          1,350,000           1,420,578
     Philadelphia, PA Hosps. & Higher Ed. Facs. Auth. Rev.
       Bonds, 4.25%, 07/01/12                                                    Aa2, AA             540,000             546,453
     Philadelphia, PA School District Ref. Bonds, Ser. A,
       5.00%, 08/01/17                                                           Aaa, AAA            600,000             639,534
     Philadephia, PA Auth. For Indl. Dev. Revs., 4.90%, 05/01/17                 NR, BBB-            290,000             287,802
     Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%, 04/01/11              Aaa, AAA            100,000             105,029
                                                                                                                    ------------
                                                                                                                       8,525,892
                                                                                                                    ------------
   PUERTO RICO -- 0.3%
     The Childrens Trust Fund, Puerto Rico, Tobacco
       Settlement Rev. Bonds, 5.00%, 05/15/09                                   Baa3, BBB            100,000             100,937
     The Childrens Trust Fund, Puerto Rico, Tobacco
       Settlement Rev. Bonds, 5.75%, 07/01/14                                    NR, AAA             250,000             264,447
                                                                                                                    ------------
                                                                                                                         365,384
                                                                                                                    ------------
   SOUTH CAROLINA -- 1.4%
     South Carolina State Pub. Servicing Auth. Rev. Bonds,
       Ser. D, 5.00%, 01/01/20                                                   Aaa, AAA          1,500,000           1,555,860
                                                                                                                    ------------
                                                                                                                       1,555,860
                                                                                                                    ------------
   TENNESSEE -- 0.2%
     Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%, 10/01/13                      A2, AA             250,000             269,687
                                                                                                                    ------------
                                                                                                                         269,687
                                                                                                                    ------------
   TEXAS -- 20.3%
     Cedar Park, TX Utility Sys. Rev. Bonds, 5.00%, 08/15/18                     Aaa, AAA            400,000             422,564
     Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A,
       5.00%, 07/15/18                                                           Aaa, AAA            500,000             531,410
     Galena Park, TX Indpt. School Dist. Gen. Oblig. Bonds,
       (PSF-GTY), 7.00%, 08/15/11                                                 Aaa, NR            250,000             273,513
     Georgetown, TX Indpt. School Dist. Gen. Oblig. Ref.
       Bonds, (PSF-GTY), 5.00%, 02/15/17                                         Aaa, AAA            500,000             528,410
     Houston, TX Unrefunded Pub. Impt. Ref. Bonds, Ser. A,
       5.25%, 03/01/13                                                           Aa3, AA-            100,000             102,219
     Howard County, TX JR. College District, 5.00%, 02/15/26                     Aaa, AAA          2,810,000           2,942,548
     Katy, TX Indpt. School Dist. Gen. Oblig. Bonds, 5.00%, 02/15/18             Aaa, AAA          2,645,000           2,834,858
     Katy, TX Indpt. School Dist. Gen. Oblig. Bonds,
       (PSF-GTY), 5.50%, 02/15/15                                                Aaa, AAA            500,000             527,735
     Mansfield Independent School District ISD Bldg.,
       5.00%, 02/15/20                                                           Aaa, AAA          2,820,000           2,999,831

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED)

--------------------------------------------------------------------------------

                                                                               MOODY'S/S&P        PRINCIPAL
                                                                                RATINGS+           AMOUNT               VALUE
                                                                               -----------        ----------        ------------
     Mansfield Independent School District ISD Bldg.,
       5.00%, 02/15/21                                                           Aaa, AAA         $2,055,000        $  2,177,868
     Northside Texas Independent School District Ref.-
       Sch. Bldg., 5.00%, 08/15/18                                               Aaa, AAA          1,000,000           1,074,910
     Tarrant County, TX Health Fac. Corp. Hospital Rev.
       Ref. (Cook Childrens Medical Center) Ser. B,
       5.00%, 12/01/21                                                           Aaa, AAA          2,000,000           2,046,280
     Texas State Ref. Public Fin. Auth. Gen. Oblig. Bonds,
       Ser. 2001A, 5.50%, 10/01/12                                               Aa1, AA             300,000             320,226
     Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13                 Aaa, AAA             60,000              65,629
     Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13                 Aaa, AAA             75,000              82,816
     Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13                 Aaa, AAA             85,000              95,586
     University of Texas Finance Sys. Ser. E, 5.00%, 08/15/19                    Aaa, AAA          2,510,000           2,676,062
     Victoria TX Public Imps., Sewer Imps, 5.50%, 08/15/20                       Aaa, AAA          3,150,000           3,318,525
                                                                                                                    ------------
                                                                                                                      23,020,990
                                                                                                                    ------------
   UTAH -- 0.5%
     Salt Lake County, UT Sales Tax Rev. Bonds, 5.00%, 08/01/17                  NR, AAA             500,000             535,725
                                                                                                                    ------------
                                                                                                                         535,725
                                                                                                                    ------------
   VIRGINIA -- 1.0%
     Virginia State Res. Auth. Rev. Bonds, Ser. B, 5.00%, 11/01/11               Aaa, AAA          1,085,000           1,135,811
   WASHINGTON -- 5.6%
     Clark County Washington School Dist. No. 37 Gen.
       Oblig. Bonds, 5.13%, 12/01/10                                             Aa3, NR             500,000             521,805
     Seattle, WA Muni. Light & Power Ref. Rev. Bonds,
       (FSA), 5.00%, 07/01/10                                                    Aaa, AAA            350,000             357,119
     Washington State Econ. Dev. Fin. Auth. Lease Rev.
       Washington Biomedical RESH PPTYS II, 5.00%, 06/01/23                      Aaa, AAA          3,240,000           3,371,447
     Washington State Public Power Supply Sys. Nuclear
       Proj. No. 1 Rev. Bonds, 5.75%, 07/01/09                                   Aaa, AA-            320,000             331,347
     Washington State Public Power Supply Sys. Nuclear
       Proj. No. 2 Rev. Bonds, 5.75%, 07/01/09                                   Aaa, AA-            200,000             207,092
     Washington State Var. Purp. Gen. Oblig. Unltd. Bonds,
       Ser. B, 5.00%, 01/01/13                                                   Aa1, AA             300,000             305,235
     Washington State Var. Purp. Gen. Oblig. Unltd. Bonds,
       Ser. R-03-A, 5.00%, 01/01/14                                              Aaa, AAA            890,000             933,939
     Washington Tobacco Settlement Mgmt. Auth. Rev. Bonds,
       5.00%, 06/01/08                                                          Baa2, BBB            300,000             301,260
                                                                                                                    ------------
                                                                                                                       6,329,244
                                                                                                                    ------------
   WEST VIRGINIA -- 0.2%
     West Virginia State Bldg. Ref. Rev. Bonds, Ser. A,
       (AMBAC), 5.38%, 07/01/18                                                  Aaa, AAA            250,000             277,230
                                                                                                                    ------------
                                                                                                                         277,230
                                                                                                                    ------------
   WISCONSIN -- 0.2%
     Wisconsin State Trans. Rev. Ref. Bonds, Ser.1,
       5.75%, 07/01/14                                                           Aaa, AAA             70,000              76,569

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED)

--------------------------------------------------------------------------------

                                                                               MOODY'S/S&P        PRINCIPAL
                                                                                RATINGS+           AMOUNT               VALUE
                                                                               -----------        ----------        ------------
     Wisconsin State Trans. Rev. Ref. Bonds, Ser.1,
       (AMBAC), 5.75%, 07/01/14                                                  Aaa, AAA         $  105,000        $    114,234
                                                                                                                    ------------
                                                                                                                         190,803
                                                                                                                    ------------
   TOTAL MUNICIPAL BONDS (COST $112,155,215)                                                                         113,051,668
                                                                                                                    ------------
                                                                                                    SHARES
                                                                                                  ----------

SHORT-TERM INVESTMENTS -- 0.1%
     BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series                              29,361              29,361
     BlackRock Liquidity Funds MuniFund Portfolio - Institutional Series                              29,361              29,361
                                                                                                                    ------------
   TOTAL SHORT-TERM INVESTMENTS (COST $58,722)                                                                            58,722
                                                                                                                    ------------
TOTAL INVESTMENTS -- 100.0% (Cost $112,213,937)(2)                                                                  $113,110,390
                                                                                                                    ============

+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser.
(1)  Security is subject to the Alternative Minimum Tax.
(2) The cost for federal income tax purposes is $112,213,937. At September 30, 2007 net unrealized appreciation was $896,453. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,147,397 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $250,944.
AMBAC          - AMBAC Indemnity Corp.
FGIC           - Insured by Financial Guaranty Insurance Corp.
FSA            - Financial Security Assurance
MBIA           - Municipal Bond Insurance Association
RADIAN         - Credit rating enhanced by guaranty or insurance from Radian
                 Asset Assuarance, Inc.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
 COMMON STOCK -- 100.0%
   CONSUMER DISCRETIONARY -- 8.0%
     AUTOMOBILES -- 0.7%
     General Motors Corp.                             2,600       $    95,420
     Thor Industries, Inc.                            3,000           134,970
                                                                  -----------
                                                                      230,390
                                                                  -----------
     HOTELS, RESTAURANTS, & LEISURE -- 3.4%
     Brinker International, Inc.                      3,500            96,040
     Carnival Corp.                                   5,200           251,836
     Las Vegas Sands Corp.*                           1,500           200,130
     McDonald's Corp.                                 7,100           386,737
     MGM MIRAGE*(1)                                   1,200           107,328
     Starbucks Corp.*                                 3,700            96,940
                                                                  -----------
                                                                    1,139,011
                                                                  -----------
     HOUSEHOLD DURABLES -- 1.3%
     Snap-On, Inc.                                    9,200           455,768
                                                                  -----------
     MEDIA -- 2.1%
     Comcast Corp. - Class A*                         9,200           222,456
     EchoStar Communications Corp. -
       Class A*                                       7,800           365,118
     Time Warner, Inc.                                6,600           121,176
                                                                  -----------
                                                                      708,750
                                                                  -----------
     MULTILINE RETAIL -- 0.3%
     Target Corp.                                     1,600           101,712
                                                                  -----------
     SPECIALTY RETAIL -- 0.2%
     Lowe's Cos., Inc.                                2,700            75,654
                                                                  -----------
   TOTAL CONSUMER DISCRETIONARY                                     2,711,285
                                                                  -----------

   CONSUMER STAPLES -- 9.1%
     BEVERAGES -- 0.2%
     The Coca-Cola Co.                                1,500            86,205
                                                                  -----------
     FOOD & STAPLES RETAILING -- 2.4%
     Wal-Mart Stores, Inc.                            4,200           183,330
     Walgreen Co.                                    13,000           614,120
                                                                  -----------
                                                                      797,450
                                                                  -----------
     FOOD PRODUCTS -- 3.0%
     Archer Daniels Midland Co.                      18,300           605,364
     Kellogg Co.                                      4,700           263,200
     Kraft Foods, Inc. Class A                        4,428           152,810
                                                                  -----------
                                                                    1,021,374
                                                                  -----------
     HOUSEHOLD PRODUCTS -- 2.2%
     Kimberly-Clark Corp.                            10,500           737,730
                                                                  -----------
     TOBACCO -- 1.3%
     Altria Group, Inc.                               6,400           444,992
                                                                  -----------
   TOTAL CONSUMER STAPLES                                           3,087,751
                                                                  -----------

   ENERGY -- 11.6%
     ENERGY EQUIPMENT & SERVICES -- 2.7%
     Baker Hughes, Inc.                               2,400           216,888
     National Oilwell Varco, Inc.*                      700           101,150
     Schlumberger, Ltd.                               4,600           483,000
     Transocean, Inc.*                                  900           101,745
                                                                  -----------
                                                                      902,783
                                                                  -----------
     OIL, GAS & CONSUMABLE FUELS -- 8.9%
     Apache Corp.                                     3,000           270,180
     ChevronTexaco Corp.                              9,000           842,220
     ConocoPhillips                                   6,100           535,397
     Exxon Mobil Corp.                               12,774         1,182,362


                                                    SHARES           VALUE
                                                   --------       -----------
     Valero Energy Corp.                              2,700       $   181,386
                                                                  -----------
                                                                    3,011,545
                                                                  -----------
   TOTAL ENERGY                                                     3,914,328
                                                                  -----------

   FINANCIALS -- 17.2%
     CAPITAL MARKETS -- 0.8%
     Merrill Lynch & Co., Inc.                        2,000           142,560
     Morgan Stanley                                   2,200           138,600
                                                                  -----------
                                                                      281,160
                                                                  -----------
     COMMERCIAL BANKS -- 3.3%
     U.S. Bancorp                                    16,200           526,986
     Wachovia Corp.                                   7,300           366,095
     Wells Fargo & Co.                                5,900           210,158
                                                                  -----------
                                                                    1,103,239
                                                                  -----------
     CONSUMER FINANCE -- 0.7%
     American Express Co.                             4,300           255,291
                                                                  -----------
     DIVERSIFIED FINANCIAL SERVICES -- 5.3%
     Bank of America Corp.                            7,402           372,099
     Citigroup, Inc.                                  4,105           191,580
     CME Group, Inc.                                  1,000           587,350
     JPMorgan Chase & Co.                            14,100           646,062
                                                                  -----------
                                                                    1,797,091
                                                                  -----------
     INSURANCE -- 6.8%
     Assurant, Inc.                                   6,100           326,350
     Hartford Financial Services
       Group, Inc.                                    5,800           536,790
     Loews Corp.                                     12,600           609,210
     MetLife, Inc.                                    2,800           195,244
     The Allstate Corp.                               2,300           131,537
     The Travelers Cos., Inc.                         5,100           256,734
     Wesco Financial Corp.                              600           238,800
                                                                  -----------
                                                                    2,294,665
                                                                  -----------
     REAL ESTATE INVESTMENT TRUSTS -- 0.3%
     Simon Property Group, Inc.                         900            90,000
                                                                  -----------
   TOTAL FINANCIALS                                                 5,821,446
                                                                  -----------

   HEALTH CARE -- 10.9%
     BIOTECHNOLOGY -- 1.2%
     Celgene Corp.*                                   2,200           156,882
     ImClone Systems, Inc.*                           6,100           252,174
                                                                  -----------
                                                                      409,056
                                                                  -----------
     HEALTH CARE PROVIDERS & SERVICES -- 0.9%
     WellPoint, Inc.*                                 3,600           284,112
                                                                  -----------
     HEALTH CARE TECHNOLOGY -- 0.5%
     HLTH Corp.*                                     12,500           177,125
                                                                  -----------
     PHARMACEUTICALS -- 8.3%
     Abbott Laboratories                              1,900           101,878
     Allergan, Inc.                                   2,100           135,387
     Bristol-Myers Squibb Co.                         3,500           100,870
     Eli Lilly & Co.                                 10,100           574,993
     Johnson & Johnson                               13,300           873,810
     Merck & Co., Inc.                                4,000           206,760
     Pfizer, Inc.                                     7,200           175,896
     Wyeth                                           14,100           628,155
                                                                  -----------
                                                                    2,797,749
                                                                  -----------
   TOTAL HEALTH CARE                                                3,668,042
                                                                  -----------

   INDUSTRIALS -- 11.3%
     AEROSPACE & DEFENSE -- 3.0%
     BE Aerospace, Inc.*                              2,000            83,060
     Lockheed Martin Corp.                            3,800           412,262



                                       1

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Precision Castparts Corp.                        2,500       $   369,950
     United Technologies Corp.                        2,000           160,960
                                                                  -----------
                                                                    1,026,232
                                                                  -----------
     AIR FREIGHT & LOGISTICS -- 0.6%
     FedEx Corp.                                      1,900           199,025
                                                                  -----------
     COMMERCIAL SERVICES & SUPPLIES -- 0.3%
     Covanta Holding Corp.*                           3,400            83,334
                                                                  -----------
     INDUSTRIAL CONGLOMERATES -- 5.4%
     3M Co.                                           5,600           524,048
     General Electric Co.                            24,885         1,030,239
     McDermott International, Inc.*                   5,000           270,400
                                                                  -----------
                                                                    1,824,687
                                                                  -----------
     MACHINERY -- 2.0%
     Caterpillar, Inc.                                4,800           376,464
     Danaher Corp.                                    2,100           173,691
     Terex Corp.*                                     1,500           133,530
                                                                  -----------
                                                                      683,685
                                                                  -----------
   TOTAL INDUSTRIALS                                                3,816,963
                                                                  -----------

   INFORMATION TECHNOLOGY -- 15.8%
     COMMUNICATIONS EQUIPMENT -- 2.7%
     Cisco Systems, Inc.*                            14,100           466,851
     Corning, Inc.                                    9,100           224,315
     Motorola, Inc.                                  12,386           229,512
                                                                  -----------
                                                                      920,678
                                                                  -----------
     COMPUTERS & PERIPHERALS -- 6.2%
     Apple Computer, Inc.*                            2,200           337,788
     Hewlett-Packard Co.                              8,700           433,173
     International Business Machines
       Corp.                                          4,900           577,220
     NCR Corp.*                                       3,900           194,220
     SanDisk Corp.*                                   1,200            66,120
     Western Digital Corp.*                          19,800           501,336
                                                                  -----------
                                                                    2,109,857
                                                                  -----------
     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
     Agilent Technologies, Inc.*                     14,300           527,384
                                                                  -----------
     INTERNET SOFTWARE & SERVICES -- 1.4%
     Google, Inc. - Class A*                            800           453,816
                                                                  -----------
     IT SERVICES -- 0.2%
     Accenture Ltd. - Class A                         2,000            80,500
                                                                  -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.1%
     Applied Materials, Inc.                         10,300           213,210
     Broadcom Corp. - Class A*                        4,200           153,048
                                                                  -----------
                                                                      366,258
                                                                  -----------
     SOFTWARE -- 2.6%
     Activision, Inc.*                                5,500           118,745
     Autodesk, Inc.*                                  2,100           104,937
     Microsoft Corp.                                 16,497           486,002
     Red Hat, Inc.*(1)                                7,700           152,999
                                                                  -----------
                                                                      862,683
                                                                  -----------
   TOTAL INFORMATION TECHNOLOGY                                     5,321,176
                                                                  -----------

   MATERIALS -- 7.1%
     CHEMICALS -- 1.2%
     Air Products & Chemicals, Inc.                     900            87,984
     Monsanto Co.                                     1,000            85,740
     PPG Industries, Inc.                               900            67,995
     Praxair, Inc.                                    1,900           159,144
                                                                  -----------
                                                                      400,863
                                                                  -----------


                                                    SHARES           VALUE
                                                   --------       -----------
     CONTAINERS & PACKAGING -- 2.2%
     Crown Holdings, Inc.*                           22,800       $   518,928
     Temple-Inland, Inc.                              4,600           242,098
                                                                  -----------
                                                                      761,026
                                                                  -----------
     METALS & MINING -- 3.7%
     Allegheny Technologies, Inc.                       900            98,955
     Freeport-McMoRan Copper &
       Gold, Inc. - Class B                           3,500           367,115
     Newmont Mining Corp.                             1,800            80,514
     Nucor Corp.                                      5,200           309,244
     Southern Copper Corp.                            1,100           136,213
     Steel Dynamics, Inc.                             5,300           247,510
                                                                  -----------
                                                                    1,239,551
                                                                  -----------
   TOTAL MATERIALS                                                  2,401,440
                                                                  -----------

   TELECOMMUNICATION SERVICES -- 5.0%
     DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.5%
     AT&T, Inc.                                       9,900           418,869
     Qwest Communications
       International, Inc.*                          46,200           423,192
     Verizon Communications, Inc.                    15,200           673,056
                                                                  -----------
                                                                    1,515,117
                                                                  -----------
     WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
     United States Cellular Corp.*                    1,800           176,760
                                                                  -----------
   TOTAL TELECOMMUNICATION SERVICES                                 1,691,877
                                                                  -----------

   UTILITIES -- 4.0%
     ELECTRIC UTILITIES -- 2.1%
     Duke Energy Corp.                                8,700           162,603
     Sierra Pacific Resources Corp.                  34,300           539,539
                                                                  -----------
                                                                      702,142
                                                                  -----------
     MULTI-UTILITIES -- 1.9%
     CenterPoint Energy, Inc.                         6,100            97,783
     CMS Energy Corp.(1)                             32,800           551,696
                                                                  -----------
                                                                      649,479
                                                                  -----------
   TOTAL UTILITIES                                                  1,351,621
                                                                  -----------
   TOTAL COMMON STOCK
     (Cost $29,229,887)                                            33,785,929
                                                                  -----------

 SHORT-TERM INVESTMENTS -- 0.0%
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Series                           6,095             6,095
     BlackRock Liquidity Funds
       TempFund Portfolio -
       Institutional Series                           6,095             6,095
                                                                  -----------
   TOTAL SHORT-TERM INVESTMENTS
     (Cost $12,190)                                                    12,190
                                                                  -----------
 TOTAL INVESTMENTS -- 100.0%
     (Cost $29,242,077)+                                          $33,798,119(2)
                                                                  ===========

 SHORT-TERM INVESTMENT HELD AS COLLATERAL
   FOR LOANED SECURITIES -- 0.4%

   INSTITUTIONAL MONEY MARKET TRUST
        Institutional Money Market
        Trust, 5.40%, 10/01/07
        (Cost $130,179)                             130,179           130,179
                                                                  -----------
   TOTAL INSTITUTIONAL MONEY MARKET TRUST                             130,179
                                                                  -----------

 *   Non-income producing security.
 (1) Security partially or fully on loan.



                                       2

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------


 + The cost for Federal income tax purposes is $29,256,098. At September 30, 2007, net unrealized appreciation was $4,542,021. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,068,641, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $526,620.
 (2) At September 30, 2007, the market value of securities on loan for the Large-Cap Core Fund was $126,042.
 (3) The investments held as collateral on loaned securities represented 0.4% of the net assets of the Large-Cap Core Fund.
 (4) Cost for Federal income tax purposes.

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
COMMON STOCK -- 99.7%
   CONSUMER DISCRETIONARY -- 8.7%
     Auto Components -- 0.2%
     The Goodyear Tire & Rubber Co.*                  3,100       $    94,271
                                                                  -----------
     HOTELS, RESTAURANTS, & LEISURE -- 1.6%
     Marriott International, Inc. -
       Class A                                        2,000            86,940
     MGM MIRAGE*                                      1,200           107,328
     Starbucks Corp.*                                 3,500            91,700
     Wynn Resorts Ltd.                                  900           141,804
     Yum! Brands, Inc.                                8,800           297,704
                                                                  -----------
                                                                      725,476
                                                                  -----------
     HOUSEHOLD DURABLES -- 0.4%
     The Stanley Works                                3,600           202,068
                                                                  -----------
     INTERNET & CATALOG RETAIL -- 0.6%
     Amazon.com, Inc.*                                2,700           251,505
                                                                  -----------
     MEDIA -- 4.0%
     EchoStar Communications Corp.
       - Class A*                                    14,000           655,340
     The DIRECTV Group, Inc.*                         5,600           135,968
     The McGraw-Hill Cos., Inc.                       1,800            91,638
     The Washington Post Co.                          1,000           802,800
     Viacom, Inc. - Class B*                          3,000           116,910
                                                                  -----------
                                                                    1,802,656
                                                                  -----------
     MULTILINE RETAIL -- 0.9%
     Kohl's Corp.*                                    1,800           103,194
     Target Corp.                                     4,500           286,065
                                                                  -----------
                                                                      389,259
                                                                  -----------
     SPECIALTY RETAIL -- 0.8%
     Best Buy Co., Inc.                               4,300           197,886
     Lowe's Cos., Inc.                                5,500           154,110
                                                                  -----------
                                                                      351,996
                                                                  -----------
     TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
     Nike, Inc. - Class B                             1,900           111,454
                                                                  -----------
   TOTAL CONSUMER DISCRETIONARY                                     3,928,685
                                                                  -----------

   CONSUMER STAPLES -- 11.6%
     BEVERAGES -- 3.3%
     Hansen Natural Corp.*                            8,300           470,444
     PepsiCo, Inc.                                   12,700           930,402
     The Coca-Cola Co.                                1,600            91,952
                                                                  -----------
                                                                    1,492,798
                                                                  -----------
     FOOD & STAPLES RETAILING -- 5.6%
     Costco Wholesale Corp.                          10,300           632,111
     CVS Corp.                                        9,339           370,105
     Sysco Corp.                                      5,400           192,186
     Wal-Mart Stores, Inc.                           17,100           746,415
     Walgreen Co.                                    12,400           585,776
                                                                  -----------
                                                                    2,526,593
                                                                  -----------
     FOOD PRODUCTS -- 0.5%
     Campbell Soup Co.                                5,700           210,900
                                                                  -----------
     HOUSEHOLD PRODUCTS -- 2.0%
     Kimberly-Clark Corp.                            12,805           899,679
                                                                  -----------
     TOBACCO -- 0.2%
     Altria Group, Inc.                               1,300            90,389
                                                                  -----------
   TOTAL CONSUMER STAPLES                                           5,220,359
                                                                  -----------



                                                    SHARES           VALUE
                                                   --------       -----------
   ENERGY -- 6.8%
     ENERGY EQUIPMENT & SERVICES -- 3.8%
     Baker Hughes, Inc.                               1,900       $   171,703
     National Oilwell Varco, Inc.*                    1,200           173,400
     Oceaneering International, Inc.*                 1,600           121,280
     Schlumberger, Ltd.                               7,100           745,500
     Smith International, Inc.                        2,800           199,920
     Transocean, Inc.*                                1,900           214,795
     Unit Corp.*                                      1,800            87,120
                                                                  -----------
                                                                    1,713,718
                                                                  -----------
     OIL, GAS & CONSUMABLE FUELS -- 3.0%
     Exxon Mobil Corp.                                5,000           462,800
     Sunoco, Inc.                                     1,700           120,326
     Tesoro Corp.                                     1,900            87,438
     The Williams Cos., Inc.                          5,500           187,330
     Valero Energy Corp.                              5,300           356,054
     XTO Energy, Inc.                                 1,900           117,496
                                                                  -----------
                                                                    1,331,444
                                                                  -----------
   TOTAL ENERGY                                                     3,045,162
                                                                  -----------

   FINANCIALS -- 5.8%
     CAPITAL MARKETS -- 2.0%
     Franklin Resources, Inc.                         3,600           459,000
     Merrill Lynch & Co., Inc.                        2,500           178,200
     State Street Corp.                               1,800           122,688
     The Charles Schwab Corp.                         6,500           140,400
                                                                  -----------
                                                                      900,288
                                                                  -----------
     COMMERCIAL BANKS -- 0.7%
     U.S. Bancorp                                     8,800           286,264
                                                                  -----------
     CONSUMER FINANCE -- 0.7%
     American Express Co.                             5,400           320,598
                                                                  -----------
     DIVERSIFIED FINANCIAL SERVICES -- 0.9%
     CME Group, Inc.                                    700           411,145
                                                                  -----------
     INSURANCE -- 1.3%
     American International Group, Inc.               1,500           101,475
     Markel Corp.*                                    1,000           484,000
                                                                  -----------
                                                                      585,475
                                                                  -----------
     REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
     CB Richard Ellis Group, Inc.
       Class A*                                       3,100            86,304
                                                                  -----------
   TOTAL FINANCIALS                                                 2,590,074
                                                                  -----------

   HEALTH CARE -- 15.7%
     BIOTECHNOLOGY -- 2.6%
     Amgen, Inc.*                                     6,100           345,077
     Celgene Corp.*                                   2,600           185,406
     Gilead Sciences, Inc.*                           5,900           241,133
     ImClone Systems, Inc.*                          10,000           413,400
                                                                  -----------
                                                                    1,185,016
                                                                  -----------
     HEALTH CARE EQUIPMENT & SUPPLIES -- 3.6%
     Baxter International, Inc.                      10,500           590,940
     Hospira, Inc.*                                  12,000           497,400
     Medtronic, Inc.                                  5,700           321,537
     Stryker Corp.                                    1,600           110,016
     Zimmer Holdings, Inc.*                           1,200            97,188
                                                                  -----------
                                                                    1,617,081
                                                                  -----------
     HEALTH CARE PROVIDERS & SERVICES -- 2.5%
     Cardinal Health, Inc.                            2,900           181,337
     Humana, Inc.*                                    3,500           244,580
     Medco Health Solutions, Inc.*                    2,100           189,819

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     UnitedHealth Group, Inc.                         5,500       $   266,365
     WellPoint, Inc.*                                 3,000           236,760
                                                                  -----------
                                                                    1,118,861
                                                                  -----------
     HEALTH CARE TECHNOLOGY -- 0.4%
     Cerner Corp.*                                    2,700           161,487
                                                                  -----------
     PHARMACEUTICALS -- 6.6%
     Bristol-Myers Squibb Co.                        10,400           299,728
     Eli Lilly & Co.                                 10,300           586,379
     Johnson & Johnson                               19,100         1,254,870
     Merck & Co., Inc.                                9,500           491,055
     Schering-Plough Corp.                            8,200           259,366
     Wyeth                                            2,300           102,465
                                                                  -----------
                                                                    2,993,863
                                                                  -----------
   TOTAL HEALTH CARE                                                7,076,308
                                                                  -----------

   INDUSTRIALS -- 15.6%
     AEROSPACE & DEFENSE -- 3.3%
     BE Aerospace, Inc.*                              2,600           107,978
     Goodrich Corp.                                   2,200           150,106
     Honeywell International, Inc.                    2,200           130,834
     Lockheed Martin Corp.                            1,500           162,735
     Precision Castparts Corp.                        2,600           384,748
     The Boeing Co.                                   4,100           430,459
     United Technologies Corp.                        1,500           120,720
                                                                  -----------
                                                                    1,487,580
                                                                  -----------
     AIR FREIGHT & LOGISTICS -- 2.1%
     Expeditors International
       Washington, Inc.                               6,300           297,990
     FedEx Corp.                                      4,600           481,850
     United Parcel Service, Inc. -
       Class B                                        2,100           157,710
                                                                  -----------
                                                                      937,550
                                                                  -----------
     COMMERCIAL SERVICES & SUPPLIES -- 2.8%
     Covanta Holding Corp.*                           6,900           169,119
     Equifax, Inc.                                    3,100           118,172
     Pitney Bowes, Inc.                               9,300           422,406
     Robert Half International, Inc.                 17,700           528,522
                                                                  -----------
                                                                    1,238,219
                                                                  -----------
     ELECTRICAL EQUIPMENT -- 0.6%
     General Cable Corp.*                             1,500           100,680
     Roper Industries, Inc.                           2,700           176,850
                                                                  -----------
                                                                      277,530
                                                                  -----------
     INDUSTRIAL CONGLOMERATES -- 2.5%
     3M Co.                                           8,310           777,650
     McDermott International, Inc.*                   4,200           227,136
     Textron, Inc.                                    1,800           111,978
                                                                  -----------
                                                                    1,116,764
                                                                  -----------
     MACHINERY -- 3.8%
     Caterpillar, Inc.                                2,900           227,447
     Cummins, Inc.                                    1,400           179,046
     Danaher Corp.                                    6,600           545,886
     Harsco Corp.                                     7,600           450,452
     Lincoln Electric Holdings, Inc.                  1,200            93,132
     PACCAR, Inc.                                     1,100            93,775
     Terex Corp.*                                     1,500           133,530
                                                                  -----------
                                                                    1,723,268
                                                                  -----------
     ROAD & RAIL -- 0.3%
     Norfolk Southern Corp.                           2,800           145,348
                                                                  -----------
     TRADING COMPANIES & DISTRIBUTORS -- 0.2%
     Fastenal Co.                                     2,400           108,984
                                                                  -----------


                                                    SHARES           VALUE
                                                   --------       -----------
   TOTAL INDUSTRIALS                                                7,035,243
                                                                  -----------

   INFORMATION TECHNOLOGY -- 28.1%
     COMMUNICATIONS EQUIPMENT -- 4.9%
     Ciena Corp.*                                     2,700       $   102,816
     Cisco Systems, Inc.*                            35,500         1,175,405
     Corning, Inc.                                   17,200           423,980
     Harris Corp.                                     2,200           127,138
     QUALCOMM, Inc.                                   9,300           393,018
                                                                  -----------
                                                                    2,222,357
                                                                  -----------
     COMPUTERS & PERIPHERALS -- 7.0%
     Apple Computer, Inc.*                            5,900           905,886
     Dell, Inc.*                                     15,300           422,280
     EMC Corp.*                                      11,700           243,360
     Hewlett-Packard Co.                             13,200           657,228
     International Business Machines
       Corp.                                          6,300           742,140
     SanDisk Corp.*                                   3,400           187,340
                                                                  -----------
                                                                    3,158,234
                                                                  -----------
     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%
     Agilent Technologies, Inc.*                     13,500           497,880
     National Instruments Corp.                       6,000           205,980
     Trimble Navigation, Ltd.*                        6,000           235,260
                                                                  -----------
                                                                      939,120
                                                                  -----------
     INTERNET SOFTWARE & SERVICES -- 3.3%
     Akamai Technologies, Inc.*                       2,900            83,317
     eBay, Inc.*                                      5,300           206,806
     Google, Inc. - Class A*                          1,500           850,905
     VeriSign Inc.*                                   5,100           172,074
     Yahoo!, Inc.*                                    5,400           144,936
                                                                  -----------
                                                                    1,458,038
                                                                  -----------
     IT SERVICES -- 0.4%
     Accenture Ltd. - Class A                         3,900           156,975
     Electronic Data Systems Corp.                      300             6,552
                                                                  -----------
                                                                      163,527
                                                                  -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.6%
     Broadcom Corp. - Class A*                        4,000           145,760
     Intel Corp.                                     34,000           879,240
     NVIDIA Corp.*                                    5,000           181,200
     Texas Instruments, Inc.                         10,700           391,513
                                                                  -----------
                                                                    1,597,713
                                                                  -----------
     SOFTWARE -- 6.8%
     Adobe Systems, Inc.*                             3,100           135,346
     CA, Inc.                                         7,000           180,040
     Citrix Systems, Inc.*                            6,400           258,048
     Microsoft Corp.                                 61,800         1,820,628
     Oracle Corp.*                                   19,400           420,010
     Red Hat, Inc.*                                  13,100           260,297
                                                                  -----------
                                                                    3,074,369
                                                                  -----------
   TOTAL INFORMATION TECHNOLOGY                                    12,613,358
                                                                  -----------

   MATERIALS -- 5.2%
     CHEMICALS -- 1.1%
     Celanese Corp.                                   3,600           140,328
     Monsanto Co.                                     2,800           240,072
     Praxair, Inc.                                    1,500           125,640
                                                                  -----------
                                                                      506,040
                                                                  -----------
     CONSTRUCTION MATERIALS -- 0.3%
     Vulcan Materials Co.                             1,300           115,895
                                                                  -----------
     CONTAINERS & PACKAGING -- 0.9%
     Crown Holdings, Inc.*                           12,200           277,672

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Owens-Illinois, Inc.*                            2,800       $   116,060
                                                                  -----------
                                                                      393,732
                                                                  -----------
     METALS & MINING -- 2.9%
     AK Steel Holding Corp.*                          2,400           105,480
     Allegheny Technologies, Inc.                     2,100           230,895
     Freeport-McMoRan Copper &
       Gold, Inc. - Class B                           6,100           639,829
     Southern Copper Corp.                            1,400           173,362
     Titanium Metals Corp.*                           5,100           171,156
                                                                  -----------
                                                                    1,320,722
                                                                  -----------
   TOTAL MATERIALS                                                  2,336,389
                                                                  -----------

   TELECOMMUNICATION SERVICES -- 0.6%
     DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
     Level 3 Communications, Inc.*                   27,400           127,410
                                                                  -----------
     WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
     American Tower Corp. - Class A*                  3,300           143,682
                                                                  -----------
   TOTAL TELECOMMUNICATION SERVICES                                   271,092
                                                                  -----------

   UTILITIES -- 1.6%
     ELECTRIC UTILITIES -- 0.4%
     Allegheny Energy, Inc.*                          3,700           193,362
                                                                  -----------
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.2%
     AES Corp.*                                      15,100           302,604
     Energy Future Holdings Corp.                     1,500           102,705
     NRG Energy, Inc.*                                2,900           122,641
                                                                  -----------
                                                                      527,950
                                                                  -----------
   TOTAL UTILITIES                                                    721,312
                                                                  -----------

   TOTAL COMMON STOCK
     (Cost $40,682,098)                                            44,837,982
                                                                  -----------

SHORT-TERM INVESTMENTS -- 0.3%
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Series                          67,106            67,106
     BlackRock Liquidity Funds
       TempFund Portfolio -
       Institutional Series                          67,106            67,106
                                                                  -----------

   TOTAL SHORT-TERM INVESTMENTS
     (Cost $134,212)                                                  134,212
                                                                  -----------

TOTAL INVESTMENTS -- 100.0%
    (Cost $40,816,310)(1)                                         $44,972,194
                                                                  ===========

*    Non-income producing security.
(1) The cost for Federal income tax purposes is $40,841,329. At September 30, 2007, net unrealized appreciation was $4,130,865. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,015,389, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $884,524.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
COMMON STOCK -- 100.0%
   CONSUMER DISCRETIONARY -- 4.5%
     AUTOMOBILES -- 0.5%
     Ford Motor Co.*(1)                              13,000       $   110,370
     General Motors Corp.                             2,500            91,750
                                                                  -----------
                                                                      202,120
                                                                  -----------
     HOTELS, RESTAURANTS, & LEISURE -- 2.5%
     Carnival Corp.                                   4,900           237,307
     McDonald's Corp.                                11,900           648,193
                                                                  -----------
                                                                      885,500
                                                                  -----------
     HOUSEHOLD DURABLES -- 0.8%
     Snap-On, Inc.                                    5,800           287,332
                                                                  -----------
     MEDIA -- 0.5%
     Comcast Corp. - Class A*                         7,200           174,096
                                                                  -----------
     SPECIALTY RETAIL -- 0.2%
     AutoNation, Inc.*                                4,000            70,880
                                                                  -----------
   TOTAL CONSUMER DISCRETIONARY                                     1,619,928
                                                                  -----------

   CONSUMER STAPLES -- 10.6%
     FOOD & STAPLES RETAILING -- 1.4%
     BJ's Wholesale Club, Inc.*                      15,000           497,400
                                                                  -----------
     FOOD PRODUCTS -- 3.4%
     Archer Daniels Midland Co.                      18,900           625,212
     Kellogg Co.                                      2,600           145,600
     Kraft Foods, Inc. Class A                       12,557           433,342
                                                                  -----------
                                                                    1,204,154
                                                                  -----------
     HOUSEHOLD PRODUCTS -- 2.4%
     Kimberly-Clark Corp.                             9,500           667,470
     Procter & Gamble Co.(1)                          2,900           203,986
                                                                  -----------
                                                                      871,456
                                                                  -----------
     TOBACCO -- 3.4%
     Altria Group, Inc.                              10,700           743,971
     Reynolds American, Inc.(1)                       7,200           457,848
                                                                  -----------
                                                                    1,201,819
                                                                  -----------
   TOTAL CONSUMER STAPLES                                           3,774,829
                                                                  -----------

   ENERGY -- 16.3%
     OIL, GAS & CONSUMABLE FUELS -- 16.3%
     ChevronTexaco Corp.                             10,024           938,046
     ConocoPhillips                                  10,800           947,916
     Exxon Mobil Corp.                               27,203         2,517,909
     Forest Oil Corp.*(1)                             6,700           288,368
     Frontline, Ltd.                                  1,800            86,904
     Hess Corp.                                       1,800           119,754
     Marathon Oil Corp.                               7,000           399,140
     Spectra Energy Corp.                             3,850            94,248
     Valero Energy Corp.                              6,500           436,670
                                                                  -----------
                                                                    5,828,955
                                                                  -----------
   TOTAL ENERGY                                                     5,828,955
                                                                  -----------

   FINANCIALS -- 30.7%
     CAPITAL MARKETS -- 1.2%
     Merrill Lynch & Co., Inc.                        3,200           228,096
     Morgan Stanley                                   3,500           220,500
                                                                  -----------
                                                                      448,596
                                                                  -----------
     COMMERCIAL BANKS -- 3.9%
     U.S. Bancorp                                    23,300           757,949
     Wachovia Corp.(1)                                7,000           351,050
     Wells Fargo & Co.                                8,500           302,770
                                                                  -----------
                                                                    1,411,769
                                                                  -----------


                                                    SHARES           VALUE
                                                   --------       -----------
     CONSUMER FINANCE -- 0.3%
     Capital One Financial Corp.                      1,400       $    93,002
                                                                  -----------
     DIVERSIFIED FINANCIAL SERVICES -- 9.0%
     Bank of America Corp.                           21,200         1,065,724
     Citigroup, Inc.                                 14,600           681,382
     JPMorgan Chase & Co.                            27,279         1,249,924
     Leucadia National Corp.                          4,600           221,812
                                                                  -----------
                                                                    3,218,842
                                                                  -----------
     INSURANCE -- 15.3%
     Alleghany Corp.*                                 1,300           527,800
     American International Group, Inc.               7,800           527,670
     Assurant, Inc.                                   2,000           107,000
     Chubb Corp.                                     11,600           622,224
     Hartford Financial Services
       Group, Inc.                                    7,400           684,870
     Lincoln National Corp.                           8,070           532,378
     Loews Corp.                                      9,600           464,160
     Markel Corp.*                                      300           145,200
     MetLife, Inc.                                   10,300           718,219
     The Allstate Corp.                               1,400            80,066
     The Travelers Cos., Inc.                        12,800           644,352
     Wesco Financial Corp.                            1,100           437,800
                                                                  -----------
                                                                    5,491,739
                                                                  -----------
     REAL ESTATE INVESTMENT TRUSTS -- 1.0%
     AvalonBay Communities, Inc.                      2,900           342,374
                                                                  -----------
   TOTAL FINANCIALS                                                11,006,322
                                                                  -----------

   HEALTH CARE -- 3.5%
     BIOTECHNOLOGY -- 0.7%
     Biogen Idec, Inc.*                               3,700           245,421
                                                                  -----------
     HEALTH CARE PROVIDERS & SERVICES -- 0.4%
     CIGNA Corp.                                      3,000           159,870
                                                                  -----------
     PHARMACEUTICALS -- 2.4%
     Pfizer, Inc.                                    25,800           630,294
     Wyeth                                            5,000           222,750
                                                                  -----------
                                                                      853,044
                                                                  -----------
   TOTAL HEALTH CARE                                                1,258,335
                                                                  -----------

   INDUSTRIALS -- 9.9%
     AEROSPACE & DEFENSE -- 1.3%
     Precision Castparts Corp.                        3,100           458,738
                                                                  -----------
     AIR FREIGHT & LOGISTICS -- 1.2%
     FedEx Corp.                                      4,300           450,425
                                                                  -----------
     COMMERCIAL SERVICES & SUPPLIES -- 1.1%
     Allied Waste Industries, Inc.*(1)               23,700           302,175
     Equifax, Inc.                                    2,500            95,300
                                                                  -----------
                                                                      397,475
                                                                  -----------
     INDUSTRIAL CONGLOMERATES -- 4.7%
     General Electric Co.                            40,500         1,676,700
                                                                  -----------
     MACHINERY -- 0.8%
     Dover Corp.                                      2,800           142,660
     Illinois Tool Works, Inc.                        2,500           149,100
                                                                  -----------
                                                                      291,760
                                                                  -----------
     ROAD & RAIL -- 0.8%
     Norfolk Southern Corp.                           5,400           280,314
                                                                  -----------
   TOTAL INDUSTRIALS                                                3,555,412
                                                                  -----------

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
   INFORMATION TECHNOLOGY -- 3.0%
     COMPUTERS & PERIPHERALS -- 0.5%
     International Business Machines
       Corp.                                          1,400       $   164,920
                                                                  -----------
     IT SERVICES -- 1.3%
     Computer Sciences Corp.*                         8,200           458,380
                                                                  -----------
     OFFICE ELECTRONICS -- 1.0%
     Xerox Corp.*                                    21,000           364,140
                                                                  -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
     Cree, Inc.*(1)                                   2,500            77,750
                                                                  -----------
   TOTAL INFORMATION TECHNOLOGY                                     1,065,190
                                                                  -----------

   MATERIALS -- 7.7%
     CHEMICALS -- 1.9%
     Air Products & Chemicals, Inc.                   1,200           117,312
     Airgas, Inc.                                     1,900            98,097
     FMC Corp.                                        1,800            93,636
     PPG Industries, Inc.                               900            67,995
     The Dow Chemical Co.                             6,700           288,502
                                                                  -----------
                                                                      665,542
                                                                  -----------
     CONTAINERS & PACKAGING -- 1.4%
     Crown Holdings, Inc.*                           22,000           500,720
                                                                  -----------
     METALS & MINING -- 4.4%
     Alcoa, Inc.*                                     7,300           285,576
     Freeport-McMoRan Copper & Gold,
       Inc. - Class B                                 6,300           660,807
     Nucor Corp.                                      3,800           225,986
     Reliance Steel & Aluminum Co.                      900            50,886
     United States Steel Corp.                        3,400           360,196
                                                                  -----------
                                                                    1,583,451
                                                                  -----------
   TOTAL MATERIALS                                                  2,749,713
                                                                  -----------

   TELECOMMUNICATION SERVICES -- 8.3%
     DIVERSIFIED TELECOMMUNICATION SERVICES -- 6.5%
     AT&T, Inc.(1)                                   21,200           896,972
     Qwest Communications
       International, Inc.*                          62,400           571,584
     Verizon Communications, Inc.                    19,700           872,316
                                                                  -----------
                                                                    2,340,872
                                                                  -----------
     WIRELESS TELECOMMUNICATION SERVICES -- 1.8%
     Telephone & Data Systems, Inc.                   4,500           300,375
     United States Cellular Corp.*                    3,500           343,700
                                                                  -----------
                                                                      644,075
                                                                  -----------
   TOTAL TELECOMMUNICATION SERVICES                                 2,984,947
                                                                  -----------

   UTILITIES -- 5.5%
     ELECTRIC UTILITIES -- 3.6%
     FirstEnergy Corp.                                5,900           373,706
     PPL Corp.                                        8,400           388,920
     Sierra Pacific Resources Corp.                  32,200           506,506
                                                                  -----------
                                                                    1,269,132
                                                                  -----------
     MULTI-UTILITIES -- 1.9%
     CenterPoint Energy, Inc.                         9,800           157,094
     CMS Energy Corp.(1)                             31,800           534,876
                                                                  -----------
                                                                      691,970
                                                                  -----------
   TOTAL UTILITIES                                                  1,961,102
                                                                  -----------

   TOTAL COMMON STOCK
     (Cost $29,354,397)                                            35,804,733
                                                                  -----------


                                                    SHARES           VALUE
                                                   --------       -----------
 TOTAL INVESTMENTS -- 100.0%
     (Cost $29,354,397)+                                          $35,804,733(2)
                                                                  ===========

 SHORT-TERM INVESTMENT HELD AS COLLATERAL
     FOR LOANED SECURITIES

   INSTITUTIONAL MONEY MARKET TRUST
        Institutional Money Market
        Trust, 5.40%, 10/01/07                    2,278,787       $ 2,278,787
                                                                  -----------
   TOTAL INSTITUTIONAL MONEY MARKET TRUST                           2,278,787
                                                                  -----------

   MASTER NOTE
        Citigroup, 5.35%, 10/01/07                  941,145           941,145
                                                                  -----------
   TOTAL MASTER NOTE                                                  941,145
                                                                  -----------

   TOTAL SHORT-TERM INVESTMENT HELD AS
     COLLATERAL FOR LOANED SECURITIES
     (Cost $3,219,932)(4)                                           3,219,932(3)
                                                                  -----------

 *   Non-income producing security.
 + The cost for Federal income tax purposes is $29,386,562. At September 30, 2007, net unrealized appreciation was $6,418,171. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,044,112, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $625,941.
 (1) Security partially or fully on loan.
 (2) At September 30, 2007, the market value of securities on loan for the Large-Cap Value Fund was $3,070,146.
 (3) The investments held as collateral on loaned securities represented 9.00% of the net assets of the Large-Cap Value Fund.
 (4) Cost for Federal income tax purposes.

WILMINGTON FUNDS -- EQUITY FUNDS / Mid-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
COMMON STOCK -- 99.2%
   CONSUMER DISCRETIONARY -- 11.6%
     AUTO COMPONENTS -- 0.8%
     The Goodyear Tire & Rubber Co.*                  1,050       $    31,930
                                                                  -----------
     AUTOMOBILES -- 1.3%
     Ford Motor Co.*                                  5,000            42,450
     Harley-Davidson, Inc.                              200             9,242
                                                                  -----------
                                                                       51,692
                                                                  -----------
     DIVERSIFIED CONSUMER SERVICES -- 0.5%
     Apollo Group, Inc. - Class A*                       75             4,511
     H&R Block, Inc.                                    675            14,297
                                                                  -----------
                                                                       18,808
                                                                  -----------
     HOTELS, RESTAURANTS, & LEISURE -- 2.6%
     Choice Hotels International, Inc.                  125             4,709
     Hilton Hotels Corp.                                200             9,298
     International Game Technology                      650            28,015
     International Speedway Corp. -
       Class A                                          100             4,586
     Royal Caribbean Cruises, Ltd.                      175             6,830
     Starwood Hotels & Resorts
       Worldwide, Inc.                                  300            18,225
     The Cheesecake Factory, Inc.*                      425             9,975
     Wynn Resorts Ltd.                                   75            11,817
     Yum! Brands, Inc.                                  250             8,457
                                                                  -----------
                                                                      101,912
                                                                  -----------
     HOUSEHOLD DURABLES -- 1.4%
     Fortune Brands, Inc.                               150            12,224
     Tempur-Pedic International, Inc.                 1,135            40,576
                                                                  -----------
                                                                       52,800
                                                                  -----------
     INTERNET & CATALOG RETAIL -- 0.2%
     Nutri System, Inc.*                                150             7,033
                                                                  -----------
     MEDIA -- 1.3%
     EchoStar Communications Corp. -
       Class A*                                         200             9,362
     Gannett Co., Inc.                                  250            10,925
     Liberty Global, Inc.*                              750            30,765
                                                                  -----------
                                                                       51,052
                                                                  -----------
     MULTILINE RETAIL -- 0.8%
     Nordstrom, Inc.                                    665            31,182
                                                                  -----------
     SPECIALTY RETAIL -- 1.4%
     Advance Auto Parts, Inc.                           850            28,526
     Bed Bath & Beyond, Inc.*                           425            14,501
     Guess?, Inc.                                       225            11,032
                                                                  -----------
                                                                       54,059
                                                                  -----------
     TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
     Coach, Inc.*                                       225            10,636
     Polo Ralph Lauren Corp. - Class A                  480            37,320
                                                                  -----------
                                                                       47,956
                                                                  -----------
   TOTAL CONSUMER DISCRETIONARY                                       448,424
                                                                  -----------

   CONSUMER STAPLES -- 7.1%
     BEVERAGES -- 2.1%
     Coca-Cola Enterprises, Inc.                        800            19,376
     Hansen Natural Corp.*                              650            36,842
     Pepsi Bottling Group, Inc.                         640            23,789
                                                                  -----------
                                                                       80,007
                                                                  -----------


                                                    SHARES           VALUE
                                                   --------       -----------
     FOOD & STAPLES RETAILING -- 1.5%
     Safeway, Inc.                                    1,145       $    37,911
     The Kroger Co.                                     715            20,392
                                                                  -----------
                                                                       58,303
                                                                  -----------
     FOOD PRODUCTS -- 1.5%
     Archer Daniels Midland Co.                         475            15,713
     ConAgra Foods, Inc.                                500            13,065
     Smithfield Foods, Inc.*                            625            19,687
     The Hershey Foods Corp.                            200             9,282
                                                                  -----------
                                                                       57,747
                                                                  -----------
     HOUSEHOLD PRODUCTS -- 1.6%
     Energizer Holdings, Inc.*                          430            47,665
     The Clorox Co.                                     250            15,248
                                                                  -----------
                                                                       62,913
                                                                  -----------
     TOBACCO -- 0.4%
     UST, Inc.                                          300            14,880
                                                                  -----------
   TOTAL CONSUMER STAPLES                                             273,850
                                                                  -----------

   ENERGY -- 9.8%
     ENERGY EQUIPMENT & SERVICES -- 4.5%
     Diamond Offshore Drilling, Inc.                    125            14,161
     FMC Technologies, Inc.*                            790            45,551
     National Oilwell Varco, Inc.*                       50             7,225
     Pride International, Inc.*                         850            31,068
     Rowan Cos., Inc.                                   425            15,547
     Smith International, Inc.                          850            60,690
                                                                  -----------
                                                                      174,242
                                                                  -----------
     OIL, GAS & CONSUMABLE FUELS -- 5.3%
     Frontier Oil Corp.                                 650            27,066
     Hess Corp.                                       1,200            79,836
     Newfield Exploration Co.*                          200             9,632
     Southwestern Energy Co.*                           225             9,416
     Tesoro Corp.                                       200             9,204
     The Williams Cos., Inc.                          1,000            34,060
     XTO Energy, Inc.                                   525            32,466
                                                                  -----------
                                                                      201,680
                                                                  -----------
   TOTAL ENERGY                                                       375,922
                                                                  -----------

   FINANCIALS -- 16.8%
     CAPITAL MARKETS -- 3.5%
     Affiliated Managers Group, Inc.*                   210            26,777
     Allied Capital Corp.                               335             9,846
     American Capital Strategies, Ltd.                1,010            43,157
     Legg Mason, Inc.                                   150            12,643
     Northern Trust Corp.                               170            11,266
     Raymond James Financial, Inc.                      250             8,213
     SEI Investments Co.                                860            23,461
                                                                  -----------
                                                                      135,363
                                                                  -----------
     COMMERCIAL BANKS -- 1.0%
     BancorpSouth, Inc.                                 300             7,290
     BOK Financial Corp.                                265            13,624
     Marshall & Ilsley Corp.                            200             8,754
     Valley National Bancorp                            400             8,872
                                                                  -----------
                                                                       38,540
                                                                  -----------
     DIVERSIFIED FINANCIAL SERVICES -- 0.7%
     Leucadia National Corp.                            275            13,260
     The Nasdaq Stock Market, Inc.*                     300            11,304
                                                                  -----------
                                                                       24,564
                                                                  -----------

WILMINGTON FUNDS -- EQUITY FUNDS / Mid-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     INSURANCE -- 5.1%
     Alleghany Corp.*                                    50       $    20,300
     Assurant, Inc.                                     700            37,450
     CNA Financial Corp.                                760            29,883
     Markel Corp.*                                       25            12,100
     Nationwide Financial Services,
       Inc. Class A                                     400            21,528
     Unitrin, Inc.                                      400            19,836
     UnumProvident Corp.                                500            12,235
     Wesco Financial Corp.                              105            41,790
                                                                  -----------
                                                                      195,122
                                                                  -----------
     REAL ESTATE INVESTMENT TRUSTS -- 5.3%
     Archstone-Smith Trust*                             175            10,525
     AvalonBay Communities, Inc.                        125            14,757
     Camden Property Trust                              175            11,244
     Developers Diversified Realty Corp.                335            18,716
     Essex Property Trust, Inc.                          75             8,818
     Host Hotels & Resorts, Inc.                      2,415            54,193
     Plum Creek Timber Co., Inc.                        200             8,952
     Public Storage, Inc.                               175            13,764
     UDR, Inc.                                          375             9,120
     Vornado Realty Trust                               345            37,726
     Weingarten Realty, Inc.                            425            17,620
                                                                  -----------
                                                                      205,435
                                                                  -----------
     REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.8%
     CB Richard Ellis Group, Inc.
       Class A*                                       1,135            31,598
                                                                  -----------
     THRIFTS & MORTGAGE FINANCE -- 0.4%
     Hudson City Bancorp, Inc.                        1,050            16,149
                                                                  -----------
   TOTAL FINANCIALS                                                   646,771
                                                                  -----------

   HEALTH CARE -- 9.5%
     BIOTECHNOLOGY -- 1.2%
     Amylin Pharmaceuticals, Inc.*                      250            12,500
     Celgene Corp.*                                     200            14,262
     ImClone Systems, Inc.*                             275            11,368
     PDL BioPharma, Inc.*                               450             9,725
                                                                  -----------
                                                                       47,855
                                                                  -----------
     HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
     Hospira, Inc.*                                     675            27,979
     Intuitive Surgical, Inc.*                           25             5,750
     ResMed, Inc.*                                      100             4,287
                                                                  -----------
                                                                       38,016
                                                                  -----------
     HEALTH CARE PROVIDERS & SERVICES -- 4.5%
     AmerisourceBergen Corp.                            225            10,199
     CIGNA Corp.                                      1,380            73,540
     Humana, Inc.*                                      630            44,024
     Wellcare Health Plans, Inc.*                       450            47,444
                                                                  -----------
                                                                      175,207
                                                                  -----------
     LIFE SCIENCES TOOLS & SERVICES -- 1.8%
     Covance, Inc.*                                     510            39,729
     Thermo Electron Corp.*                             515            29,726
                                                                  -----------
                                                                       69,455
                                                                  -----------
     PHARMACEUTICALS -- 1.0%
     Allergan, Inc.                                     500            32,235
     Forest Laboratories, Inc.*                         125             4,661
                                                                  -----------
                                                                       36,896
                                                                  -----------
   TOTAL HEALTH CARE                                                  367,429
                                                                  -----------


                                                    SHARES           VALUE
                                                   --------       -----------
   INDUSTRIALS -- 12.8%
     AEROSPACE & DEFENSE -- 2.6%
     BE Aerospace, Inc.*                                175       $     7,268
     Precision Castparts Corp.                          625            92,487
                                                                  -----------
                                                                       99,755
                                                                  -----------
     AIR FREIGHT & LOGISTICS -- 0.5%
     C.H. Robinson Worldwide, Inc.                       75             4,072
     Expeditors International
       Washington, Inc.                                 325            15,372
                                                                  -----------
                                                                       19,444
                                                                  -----------
     AIRLINES -- 0.2%
     Southwest Airlines Co.                             575             8,510
                                                                  -----------
     COMMERCIAL SERVICES & SUPPLIES -- 5.4%
     Cintas Corp.                                       400            14,840
     Equifax, Inc.                                      500            19,060
     Pitney Bowes, Inc.                               1,850            84,027
     Steelcase, Inc. - Class A                        1,300            23,374
     The Brink's Co.                                  1,225            68,453
                                                                  -----------
                                                                      209,754
                                                                  -----------
     CONSTRUCTION & ENGINEERING -- 0.8%
     Jacobs Engineering Group, Inc.*                    400            30,232
                                                                  -----------
     INDUSTRIAL CONGLOMERATES -- 0.6%
     Textron, Inc.                                      400            24,884
                                                                  -----------
     MACHINERY -- 2.0%
     Cummins, Inc.                                      100            12,789
     Graco, Inc.                                        250             9,778
     Lincoln Electric Holdings, Inc.                    130            10,089
     SPX Corp.                                          125            11,570
     Terex Corp.*                                       350            31,157
                                                                  -----------
                                                                       75,383
                                                                  -----------
     ROAD & RAIL -- 0.2%
     CSX Corp.                                          150             6,410
     JB Hunt Transport Services, Inc.                   100             2,630
                                                                  -----------
                                                                        9,040
                                                                  -----------
     TRADING COMPANIES & DISTRIBUTORS -- 0.5%
     Fastenal Co.                                       150             6,812
     GATX Corp.                                         250            10,687
                                                                  -----------
                                                                       17,499
                                                                  -----------
   TOTAL INDUSTRIALS                                                  494,501
                                                                  -----------

   INFORMATION TECHNOLOGY -- 13.6%
     COMMUNICATIONS EQUIPMENT -- 0.7%
     Ciena Corp.*                                       200             7,616
     Harris Corp.                                       150             8,668
     Juniper Networks, Inc.*                            275            10,068
                                                                  -----------
                                                                       26,352
                                                                  -----------
     COMPUTERS & PERIPHERALS -- 3.0%
     NCR Corp.*                                         765            38,097
     Network Appliance, Inc.*                           425            11,437
     QLogic Corp.*                                      300             4,035
     SanDisk Corp.*                                     400            22,040
     Western Digital Corp.*                           1,550            39,246
                                                                  -----------
                                                                      114,855
                                                                  -----------
     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.8%
     Agilent Technologies, Inc.*                      1,635            60,299
     National Instruments Corp.                         350            12,016
     Trimble Navigation, Ltd.*                          930            36,465
                                                                  -----------
                                                                      108,780
                                                                  -----------

WILMINGTON FUNDS -- EQUITY FUNDS / Mid-Cap Core Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     IT SERVICES -- 0.8%
     Cognizant Technology Solutions
       Corp. - Class A*                                 300       $    23,931
     Paychex, Inc.                                      150             6,150
                                                                  -----------
                                                                       30,081
                                                                  -----------
     OFFICE ELECTRONICS -- 0.3%
     Xerox Corp.*                                       800            13,872
                                                                  -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.4%
     Broadcom Corp. - Class A*                          650            23,686
     Lam Research Corp.*                                275            14,646
     Linear Technology Corp.                            825            28,867
     MEMC Electronic Materials, Inc.*                    50             2,943
     NVIDIA Corp.*                                      337            12,213
     Teradyne, Inc.*                                    775            10,695
                                                                  -----------
                                                                       93,050
                                                                  -----------
     SOFTWARE -- 3.6%
     Activision, Inc.*                                1,505            32,493
     Electronic Arts, Inc.*                             400            22,396
     Intuit, Inc.*                                    1,705            51,661
     Novell, Inc.*                                    4,225            32,279
                                                                  -----------
                                                                      138,829
                                                                  -----------
   TOTAL INFORMATION TECHNOLOGY                                       525,819
                                                                  -----------

   MATERIALS -- 8.5%
     CHEMICALS -- 1.5%
     FMC Corp.                                          630            32,773
     Lyondell Chemical Co.                              175             8,111
     Valhi, Inc.                                        750            17,812
                                                                  -----------
                                                                       58,696
                                                                  -----------
     CONSTRUCTION MATERIALS -- 1.5%
     Vulcan Materials Co.                               650            57,948
                                                                  -----------
     CONTAINERS & PACKAGING -- 2.1%
     Crown Holdings, Inc.*                            1,900            43,244
     Temple-Inland, Inc.                                700            36,841
                                                                  -----------
                                                                       80,085
                                                                  -----------
     METALS & MINING -- 3.4%
     Allegheny Technologies, Inc.                       475            52,226
     Freeport-McMoRan Copper &
       Gold, Inc. - Class B                             600            62,934
     Titanium Metals Corp.*                             433            14,532
                                                                  -----------
                                                                      129,692
                                                                  -----------
   TOTAL MATERIALS                                                    326,421
                                                                  -----------

   TELECOMMUNICATION SERVICES -- 2.2%
     Citizens Communications Co.                      2,050            29,356
     Crown Castle International Corp.*                  730            29,660
     Qwest Communications
       International, Inc.*                           2,875            26,335
                                                                  -----------
   TOTAL TELECOMMUNICATION SERVICES                                    85,351
                                                                  -----------

   UTILITIES -- 7.3%
     ELECTRIC UTILITIES -- 4.3%
     Allegheny Energy, Inc.*                            780            40,763
     Edison International Co.                           645            35,765
     Reliant Energy, Inc.*                            1,580            40,448
     Sierra Pacific Resources Corp.                   3,000            47,190
                                                                  -----------
                                                                      164,166
                                                                  -----------
     GAS UTILITIES -- 1.2%
     ONEOK, Inc.                                        440            20,856


                                                    SHARES           VALUE
                                                   --------       -----------
     Questar Corp.                                      500       $    26,265
                                                                  -----------
                                                                       47,121
                                                                  -----------
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.8%
     AES Corp.*                                       1,600            32,064
                                                                  -----------
     MULTI-UTILITIES -- 0.9%
     Ameren Corp.                                       250            13,125
     PG&E Corp.                                         435            20,793
                                                                  -----------
                                                                       33,918
                                                                  -----------
     WATER UTILITIES -- 0.1%
     Aqua America, Inc.                                 225             5,103
                                                                  -----------
   TOTAL UTILITIES                                                    282,372
                                                                  -----------

   TOTAL COMMON STOCK
     (Cost $3,083,103)                                              3,826,860
                                                                  -----------

SHORT-TERM INVESTMENTS -- 0.8%
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Series                          15,711            15,711
     BlackRock Liquidity Funds
       TempFund Portfolio -
       Institutional Series                          15,711            15,711
                                                                  -----------

   TOTAL SHORT-TERM INVESTMENTS
     (Cost $31,422)                                                    31,422
                                                                  -----------

TOTAL INVESTMENTS -- 100.0%
    (Cost $3,114,525)(1)                                          $ 3,858,282
                                                                  ===========

*    Non-income producing security.
(1) The cost for Federal income tax purposes is $3,123,490. At September 30, 2007, net unrealized appreciation was $734,792. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $790,820, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $56,028.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
COMMON STOCK -- 95.6%
  CONSUMER DISCRETIONARY -- 12.4%
    AUTO COMPONENTS -- 1.5%
    ArvinMeritor, Inc.                            11,900        $   200,158
    Drew Industries, Inc.*                           900             36,612
    Tenneco, Inc.*                                 5,900            182,959
                                                                -----------
                                                                    419,729
                                                                -----------
    DISTRIBUTORS -- 0.1%
      LKQ Corp.*                                     600             20,886
                                                                -----------
    DIVERSIFIED CONSUMER SERVICES -- 0.4%
      Regis Corp.                                    710             22,656
      Strayer Education, Inc.                        500             84,315
                                                                -----------
                                                                    106,971
                                                                -----------
    HOTELS, RESTAURANTS, & LEISURE -- 2.8%
      AFC Enterprises, Inc.*                       2,130             32,056
      Ambassadors Group, Inc.                      1,000             38,100
      Bally Technologies, Inc.*                    3,755            133,040
      Ruby Tuesday, Inc.                           9,631            176,632
      Ruth's Chris Steak House, Inc.*              6,275             89,419
      Texas Roadhouse, Inc.*                       7,780             91,026
      The Cheesecake Factory, Inc.*                4,965            116,529
      Vail Resorts, Inc.*                          1,600             99,664
      WMS Industries, Inc.*                          800             26,480
                                                                -----------
                                                                    802,946
                                                                -----------
    LEISURE EQUIPMENT & PRODUCTS -- 0.8%
      Callaway Golf Co.                           14,045            224,860
                                                                -----------
    MEDIA -- 1.7%
      Gemstar-TV Guide International, Inc.*        5,100             35,496
      Interactive Data Corp.                       6,090            171,738
      Journal Communications, Inc. -  Class A     13,966            132,398
      Lodgenet Entertainment Corp.*                  900             22,824
      Morningstar, Inc.*                           1,200             73,680
      Primedia, Inc.                               2,400             33,696
                                                                -----------
                                                                    469,832
                                                                -----------
    SPECIALTY RETAIL -- 4.4%
      Aaron Rents, Inc.                            5,960            132,908
      Build-A-Bear Workshop, Inc.*                 4,180             74,237
      Dress Barn, Inc.*(1)                        10,700            182,007
      Stage Stores, Inc.                           8,212            149,705
      The Gymboree Corp.*                          2,570             90,567
      The Men's Wearhouse, Inc.                    3,030            153,075
      Tween Brands, Inc.*(1)                      11,694            384,031
      Wetseal, Inc. - Class A*                    16,005             61,939
      Zumiez, Inc.*                                  600             26,622
                                                                -----------
                                                                  1,255,091
                                                                -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
      Oxford Industries, Inc.                      4,000            144,480
      Unifirst Corp.                               1,300             48,698
                                                                -----------
                                                                    193,178
                                                                -----------
  TOTAL CONSUMER DISCRETIONARY                                    3,493,493
                                                                -----------
  CONSUMER STAPLES -- 3.2%
    FOOD & STAPLES RETAILING -- 0.9%
      Andersons, Inc.                              1,850             88,837
      Great Atlantic & Pacific Tea Co., Inc.*      2,220             67,621
      United Natural Foods, Inc.*                  3,565             97,040
                                                                -----------
                                                                    253,498
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------
    FOOD PRODUCTS -- 1.6%
      Corn Products International, Inc.              770        $    35,320
      Fresh Del Monte Products, Inc.                 490             14,087
      Lance, Inc.                                  7,200            165,744
      Pilgrim's Pride Corp.                        1,030             35,772
      Ralcorp Holdings, Inc.*                      3,600            200,952
                                                                -----------
                                                                    451,875
                                                                -----------
    PERSONAL PRODUCTS -- 0.7%
      Herbalife, Ltd.                              4,350            197,751
                                                                -----------
  TOTAL CONSUMER STAPLES                                            903,124
                                                                -----------
  ENERGY -- 4.1%
    ENERGY EQUIPMENT & SERVICES -- 2.7%
      Arena Resources, Inc.*                       1,240             81,220
      Core Laboratories N.V.*                        715             91,084
      Exterran Holdings, Inc.*                     1,705            136,980
      Lufkin Industries, Inc.                      1,960            107,839
      Pioneer Drilling Co.*                       12,200            148,596
      Superior Energy Services, Inc.*              2,990            105,965
      Unit Corp.*                                  1,600             77,440
                                                                -----------
                                                                    749,124
                                                                -----------
    OIL, GAS & CONSUMABLE FUELS -- 1.4%
      ATP Oil & Gas Co.*                           2,400            112,872
      Petroleum Development Corp.*                 2,140             94,909
      Range Resources Corp.                        4,851            197,242
                                                                -----------
                                                                    405,023
                                                                -----------
  TOTAL ENERGY                                                    1,154,147
                                                                -----------
  FINANCIALS -- 13.1%
    CAPITAL MARKETS -- 2.5%
      Affiliated Managers Group, Inc.*             2,715            346,189
      GFI Group, Inc.*                             1,600            137,792
      optionsXpress Holdings, Inc.                 2,535             66,265
      Stifel Financial Corp.*(1)                   2,400            138,816
                                                                -----------
                                                                    689,062
                                                                -----------
    COMMERCIAL BANKS -- 4.2%
      Bancfirst Corp.                                900             40,383
      Bank of Hawaii Corp.                         2,800            147,980
      Capital Corp of the West                     3,976             73,238
      Cullen/Frost Bankers, Inc.                   2,100            105,252
      Enterprise Financial Services Corp.          1,340             32,616
      Hancock Holding Co.                          3,300            132,264
      Investors Bancorp, Inc.*                    18,600            263,376
      Nara Bancorp, Inc.                           1,600             24,992
      PrivateBancorp, Inc.                         1,000             34,840
      Prosperity Bancshares, Inc.                    900             29,844
      Signature Bank*                              3,265            115,026
      Sterling Financial Corp./Washington          1,950             52,474
      USB Holding Co., Inc.                        1,200             27,876
      Webster Financial Corp.                      2,600            109,512
                                                                -----------
                                                                  1,189,673
                                                                -----------
    CONSUMER FINANCE -- 0.4%
      Cash America International, Inc.               700             26,320
      Credit Acceptance Corp.*                     4,300             99,330
                                                                -----------
                                                                    125,650
                                                                -----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.2%
      Asta Funding, Inc.                           1,240             47,517
                                                                -----------

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
    INSURANCE -- 3.1%
      American Equity Investment Life Holdings
        Co.                                        9,300        $    99,045
      Max Capital Ltd.                             4,500            126,180
      Midland Co.                                  3,300            181,368
      Navigators Group, Inc.*                      2,045            110,941
      Philadelphia Consolidated Holding Corp.*     3,745            154,818
      Protective Life Corp.                        4,500            190,980
                                                                -----------
                                                                    863,332
                                                                -----------
    REAL ESTATE INVESTMENT TRUSTS -- 1.4%
      Alexander's, Inc.*                             170             65,535
      Alexandria Real Estate Equities, Inc.        1,000             96,260
      CapLease Funding, Inc.(1)                    9,800            100,450
      LaSalle Hotel Properties                     1,800             75,744
      National Retail Properties, Inc.             2,670             65,095
                                                                -----------
                                                                    403,084
                                                                -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
      Jones Lang LaSalle, Inc.                       510             52,408
                                                                -----------
    THRIFTS & MORTGAGE FINANCE -- 1.1%
      Astoria Financial Corp.                      5,200            137,956
      Brookline Bancorp, Inc.                     14,600            169,214
                                                                -----------
                                                                    307,170
                                                                -----------
  TOTAL FINANCIALS                                                3,677,896
                                                                -----------
  HEALTH CARE -- 11.5%
    BIOTECHNOLOGY -- 2.6%
      Alexon Pharmaceuticals, Inc.*                1,300             84,695
      Applera Corp. - Celera Group*                5,775             81,197
      BioMarin Pharmaceutical, Inc.*               8,200            204,180
      Cepheid, Inc.*                               2,000             45,600
      Cubist Pharmaceuticals, Inc.*                8,100            171,153
      Senomyx, Inc.                                5,040             61,740
      United Therapeutics Corp.*                   1,110             73,859
                                                                -----------
                                                                    722,424
                                                                -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
      AccuRay, Inc.*                               4,785             83,546
      Align Technology, Inc.*                        900             22,797
      Edwards Lifesciences Corp.*                  1,800             88,758
      Greatbatch Technologies, Inc.*               6,500            172,835
      IDEXX Laboratories, Inc.*                    1,320            144,659
      Immucor, Inc.*                               2,320             82,940
      Inverness Medical Innovations, Inc.*         1,470             81,320
      The Cooper Cos., Inc.                        2,700            141,534
                                                                -----------
                                                                    818,389
                                                                -----------
    HEALTH CARE PROVIDERS & SERVICES -- 4.1%
      Alliance Imaging, Inc.*                     13,490            122,219
      Chemed Corp.                                 1,505             93,551
      HealthExtras, Inc.*                          1,670             46,476
      InVentiv Health, Inc.*                       2,800            122,696
      Medcath Corp.*                               5,740            157,620
      Molina Healthcare*                             980             35,545
      Pediatrix Medical Group, Inc.*               3,370            220,466
      PharMerica Corp.*                            5,135             76,614
      PSS World Medical, Inc.*                     6,490            124,154
      Psychiatric Solutions, Inc.*                 3,240            127,267
      Sunrise Senior Living, Inc.*                 1,110             39,261
                                                                -----------
                                                                  1,165,869
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------
    HEALTH CARE TECHNOLOGY -- 0.5%
      Cerner Corp.*                                2,100        $   125,601
      Omnicell, Inc.*                              1,100             31,394
                                                                -----------
                                                                    156,995
                                                                -----------
    LIFE SCIENCES TOOLS & SERVICES -- 1.4%
      Illumina, Inc.*                              3,520            182,618
      PARAXEL International Corp.*                 1,975             81,508
      Pharmaceutical Product Development, Inc.     3,450            122,268
                                                                -----------
                                                                    386,394
                                                                -----------
  TOTAL HEALTH CARE                                               3,250,071
                                                                -----------
  INDUSTRIALS -- 20.8%
    AEROSPACE & DEFENSE -- 2.3%
      AAR Corp.*                                   5,870            178,096
      BE Aerospace, Inc.*                          3,230            134,142
      Hexcel Corp.*                                7,800            177,138
      Moog, Inc. - Class A*                        2,635            115,782
      United Industrial Corp.                        600             45,156
                                                                -----------
                                                                    650,314
                                                                -----------
    AIR FREIGHT & LOGISTICS -- 0.3%
      UTI Worldwide, Inc.                          3,495             80,315
                                                                -----------
    BUILDING PRODUCTS -- 0.8%
      NCI Building Systems, Inc.*                  4,730            204,383
                                                                -----------
    COMMERCIAL SERVICES & SUPPLIES -- 6.0%
      American Reprographics Co.*                  3,985             74,599
      Casella Waste Systems, Inc.*                 7,466             93,624
      Comfort Systems USA, Inc.                    3,010             42,742
      G & K Services, Inc. - Class A               6,092            244,898
      Herman Miller, Inc.                          2,680             72,735
      Huron Consulting Group, Inc.*                  980             71,168
      Kenexa Corp.*                                2,330             71,717
      Kforce, Inc.*                               12,050            154,963
      Korn/Ferry International, Inc.*             14,100            232,791
      Mobile Mini, Inc.*                           3,000             72,480
      Resources Connection, Inc.                   4,095             94,799
      Rollins, Inc.                                1,200             32,028
      RSC Holdings, Inc.*                          4,580             75,112
      School Specialty, Inc.*                      3,800            131,594
      The Advisory Board Co.*                      2,535            148,222
      Viad Corp.                                   2,300             82,800
                                                                -----------
                                                                  1,696,272
                                                                -----------
    CONSTRUCTION & ENGINEERING -- 0.6%
      Perini Corp.*                                  400             22,372
      URS Corp.*                                   2,560            144,512
                                                                -----------
                                                                    166,884
                                                                -----------
    ELECTRICAL EQUIPMENT -- 3.5%
      Belden CDT, Inc.                             2,150            100,857
      Energy Conversion Devices, Inc.*             3,295             74,862
      EnerSys, Inc.*                               5,300             94,181
      General Cable Corp.*                         1,170             78,530
      Regal-Beloit Corp.                           5,509            263,826
      Superior Essex, Inc.*                        4,885            182,113
      Woodward Governor Co.                        3,020            188,448
                                                                -----------
                                                                    982,817
                                                                -----------
    MACHINERY -- 4.2%
      Barnes Group, Inc.                          11,000            351,120
      Blount International, Inc.*                 13,450            152,792
      Bucyrus International, Inc.                    700             51,051
      Clarcor, Inc.                                  800             27,368

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      Commercial Vehicle Group, Inc.*              7,200        $    92,376
      Kaydon Corp.                                 4,553            236,711
      Robbins & Myers, Inc.                        1,700             97,393
      Titan International, Inc.                    4,800            153,216
      Valmont Industries, Inc.                       300             25,455
                                                                -----------
                                                                  1,187,482
                                                                -----------
    MARINE -- 0.7%
      Kirby Corp.*                                 4,530            199,954
                                                                -----------
    ROAD & RAIL -- 0.6%
      Landstar System, Inc.                        1,510             63,375
      Vitran Corp Com.*                            6,000             99,360
                                                                -----------
                                                                    162,735
                                                                -----------
    TRADING COMPANIES & DISTRIBUTORS -- 1.8%
      Beacon Roofing Supply, Inc.*(1)              7,500             76,650
      Electro Rent Corp.                           8,140            114,041
      Houston Wire & Cable Co.*                    3,105             56,232
      Interline Brands, Inc.*                      8,573            197,093
      WESCO International, Inc.*                   1,600             68,704
                                                                -----------
                                                                    512,720
                                                                -----------
  TOTAL INDUSTRIALS                                               5,843,876
                                                                -----------
  INFORMATION TECHNOLOGY -- 22.2%
    COMMUNICATIONS EQUIPMENT -- 1.7%
      Blue Coat Systems, Inc.*                       600             47,256
      CommScope, Inc.*                             1,710             85,911
      Foundry Networks, Inc.*                      1,800             31,986
      Harmonic, Inc.*                              8,365             88,753
      MasTec, Inc.*                               12,290            172,920
      Radware Ltd.*                                4,015             62,995
                                                                -----------
                                                                    489,821
                                                                -----------
    COMPUTERS & PERIPHERALS -- 1.6%
      Brocade Communications Systems, Inc.*       10,355             88,639
      Electronics for Imaging, Inc.*              10,280            276,120
      Novatel Wireless, Inc.*                      3,080             69,762
                                                                -----------
                                                                    434,521
                                                                -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.8%
      Anixter International, Inc.*                 1,330            109,658
      Checkpoint Systems, Inc.*                    6,600            174,174
      Cogent, Inc.*                                8,445            132,418
      Coherent, Inc.*                              1,610             51,649
      Insight Enterprises, Inc.*                  13,480            347,919
      Mellanox Technologies, Ltd*                  4,775             93,256
      OSI Systems, Inc.*                           3,385             76,196
      Plexus Corp.*                                1,820             49,868
      Zygo Corp.*                                  2,000             26,060
                                                                -----------
                                                                  1,061,198
                                                                -----------
    INTERNET SOFTWARE & SERVICES -- 4.4%
      Ariba, Inc.*                                 7,460             80,419
      CNET Networks, Inc.*                        24,400            181,780
      Digital River, Inc.*                         2,870            128,432
      DivX, Inc.*                                  4,300             63,941
      Equinix, Inc.*                               2,035            180,484
      Interwoven, Inc.*                           11,482            163,389
      j2 Global Communications, Inc.*              1,400             45,822
      SAVVIS, Inc.*                                2,065             80,081
      Skillsoft PLC Sponsored ADR*                25,925            233,066
      Sohu.com, Inc.*                              1,800             67,878
                                                                -----------
                                                                  1,225,292
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------
    IT SERVICES -- 1.9%
      Gartner, Inc.*                               5,615        $   137,343
      Global Payments, Inc.                        6,260            276,817
      MPS Group, Inc.*                             2,090             23,303
      RightNow Technologies, Inc.*                 5,900             94,931
                                                                -----------
                                                                    532,394
                                                                -----------
    OFFICE ELECTRONICS -- 0.4%
      Zebra Technologies Corp. - Class A*          3,255            118,775
                                                                -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.7%
      ANADIGICS, Inc.*                             3,625             65,540
      FEI Co.*                                     3,250            102,148
      Integrated Device Technology, Inc.*         11,200            173,376
      Lattice Semiconductor Corp.*                15,230             68,383
      Microsemi Corp.*                             6,945            193,627
      ON Semiconductor Corp.*                     13,840            173,830
      Power Integrations, Inc.*                    2,920             86,753
      Sigma Designs, Inc.*                         3,930            189,583
      Trident Microsystems, Inc.*                  4,725             75,080
      Veeco Instruments, Inc.*(1)                  7,600            147,288
      Verigy Ltd.*                                 2,420             59,798
                                                                -----------
                                                                  1,335,406
                                                                -----------
    SOFTWARE -- 3.7%
      ACI Worldwide, Inc.*(1)                     11,500            257,025
      ANSYS, Inc.                                  2,700             92,259
      Aspen Technology, Inc.*                     10,130            145,062
      Concur Technologies, Inc.*                     900             28,368
      Epicor Software Corp.*                       9,680            133,294
      Macrovision Corp.*                           2,485             61,205
      MICROS Systems, Inc.*                        2,605            169,507
      Vasco Data Security International, Inc.*     1,980             69,914
      Wind River Systems, Inc.*                    7,875             92,689
                                                                -----------
                                                                  1,049,323
                                                                -----------
  TOTAL INFORMATION TECHNOLOGY                                    6,246,730
                                                                -----------
  MATERIALS -- 6.0%
    CHEMICALS -- 2.2%
    Airgas, Inc.                                   7,622            393,524
    Ferro Corp.                                    4,200             83,916
    Hercules, Inc.                                 1,600             33,632
    Omnova Solutions, Inc.*                       18,880            109,126
                                                                -----------
                                                                    620,198
                                                                -----------
    CONTAINERS & PACKAGING -- 1.2%
      Greif Brothers Corp. - Class A               4,962            301,094
      Silgan Holdings, Inc.                          540             29,025
                                                                -----------
                                                                    330,119
                                                                -----------
    METALS & MINING -- 2.6%
      A.M. Castle & Co.                            5,980            194,948
      AK Steel Holding Corp.*                      2,270             99,766
      Century Aluminum Co.*                        2,000            105,300
      Commercial Metals Co.                        2,790             88,304
      Compass Minerals International, Inc.         7,220            245,769
                                                                -----------
                                                                    734,087
                                                                -----------
  TOTAL MATERIALS                                                 1,684,404
                                                                -----------
  TELECOMMUNICATION SERVICES -- 0.9%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
      Cincinnati Bell, Inc.*                      13,800             68,172

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Core Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      Cogent Communications Group, Inc.*           1,130        $    26,374
      Globalstar, Inc.*                            4,605             33,755
                                                                -----------
                                                                    128,301
                                                                -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
      Centennial Communications, Inc.*            12,700            128,524
                                                                -----------
  TOTAL TELECOMMUNICATION SERVICES                                  256,825
                                                                -----------
  UTILITIES -- 1.4%
    ELECTRIC UTILITIES -- 1.2%
      Cleco Corp.                                  7,100            179,417
      El Paso Electric Co.*                        7,238            167,415
                                                                -----------
                                                                    346,832
                                                                -----------
    GAS UTILITIES -- 0.2%
      Nicor, Inc.                                  1,300             55,770
      Southern Union Co.                              --                 14
                                                                -----------
                                                                     55,784
                                                                -----------
  TOTAL UTILITIES                                                   402,616
                                                                -----------
  TOTAL COMMON STOCK
    (Cost $23,457,865)                                           26,913,182
                                                                -----------
EXCHANGE-TRADED FUNDS -- 1.4%
    iShares Russell 2000 Index Fund
      (Cost $376,434)                              4,966            397,479
                                                                -----------
  TOTAL EXCHANGE-TRADED FUNDS
    (Cost $376,434)                                                 397,479
                                                                -----------
SHORT-TERM INVESTMENTS -- 3.0%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series           418,752            418,752
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series           418,753            418,753
    PNC Money Market Account                      14,000             14,000
                                                                -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $851,505)                                                 851,505
                                                                -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $24,685,804)+                                           $28,162,166(2)
                                                                ===========

SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES
    Institutional Money Market Trust
    (Cost $1,131,150)                          1,131,150          1,131,150
                                                                -----------

  TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (Cost $1,131,150)(4)                                          1,131,150(3)
                                                                ===========


*   Non-income producing security.
+ The cost for Federal income tax purposes is $25,024,494. At September 30, 2007, net unrealized appreciation was $3,137,671. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,621,769 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,484,098.
(1) Security partially or fully on loan.
(2) At September 30, 2007, the market value of securities on loan for the Small-Cap Core Fund was $1,082,853.
(3) The investments held as collateral on loaned securities represented 4.0% of the net assets of the Small-Cap Core Fund.
(4) Cost for Federal income tax purposes.
 ADR -- American Depository Receipt

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
COMMON STOCK -- 99.7%
   CONSUMER DISCRETIONARY -- 11.6%
     AUTO COMPONENTS -- 1.1%
     Tenneco, Inc.*                                     850       $    26,358
                                                                  -----------
     DIVERSIFIED CONSUMER SERVICES -- 2.9%
     DeVry, Inc.                                        150             5,551
     Matthews International Corp. -
       Class A                                          330            14,454
     Pre-Paid Legal Services, Inc.*                     280            15,529
     Sotheby's Holdings, Inc. - Class A                 220            10,514
     Strayer Education, Inc.                            120            20,236
                                                                  -----------
                                                                       66,284
                                                                  -----------
     HOTELS, RESTAURANTS & LEISURE -- 0.7%
     Ambassadors Group, Inc.                            120             4,572
     Bally Technologies, Inc.*                           70             2,480
     Life Time Fitness, Inc.*                           160             9,815
                                                                  -----------
                                                                       16,867
                                                                  -----------
     HOUSEHOLD DURABLES -- 1.1%
     Champion Enterprises, Inc.*                        660             7,247
     Jarden Corp.*                                      360            11,138
     Tempur-Pedic International, Inc.                   200             7,150
                                                                  -----------
                                                                       25,535
                                                                  -----------
     INTERNET & CATALOG RETAIL -- 1.1%
     Blue Nile, Inc.*                                    70             6,588
     Netflix, Inc.*                                     350             7,252
     Priceline.com, Inc.*                               120            10,650
                                                                  -----------
                                                                       24,490
                                                                  -----------
     LEISURE EQUIPMENT & PRODUCTS -- 0.1%
     Oakley, Inc.*                                       70             2,032
                                                                  -----------
     MEDIA -- 0.6%
     Morningstar, Inc.*                                 220            13,508
                                                                  -----------
     SPECIALTY RETAIL -- 2.7%
     America's Car-Mart, Inc.*                          510             5,768
     Coldwater Creek, Inc.*                             907             9,850
     Dress Barn, Inc.*                                  330             5,613
     GameStop Corp. - Class A*                          420            23,667
     Jos. A. Bank Clothiers, Inc.*                      230             7,687
     The Men's Wearhouse, Inc.                          110             5,557
     Zumiez, Inc.*                                      120             5,325
                                                                  -----------
                                                                       63,467
                                                                  -----------
     TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
     Cherokee, Inc.                                     360            13,810
     Deckers Outdoor Corp.*                              80             8,784
     Quiksilver, Inc.*                                  500             7,150
                                                                  -----------
                                                                       29,744
                                                                  -----------
   TOTAL CONSUMER DISCRETIONARY                                       268,285
                                                                  -----------

   CONSUMER STAPLES -- 1.7%
     BEVERAGES -- 0.7%
     Coca-Cola Bottling Co.                             190            11,457
     National Beverage Corp.                            540             4,579
                                                                  -----------
                                                                       16,036
                                                                  -----------
     FOOD PRODUCTS -- 1.0%
     Darling International, Inc.*                       730             7,220
     Lancaster Colony Corp.                             420            16,031
                                                                  -----------
                                                                       23,251
                                                                  -----------
   TOTAL CONSUMER STAPLES                                              39,287
                                                                  -----------


                                                    SHARES           VALUE
                                                   --------       -----------
   ENERGY -- 5.5%
     ENERGY EQUIPMENT & SERVICES -- 3.6%
     Dril-Quip, Inc.*                                   370       $    18,260
     Global Industries, Ltd.*                           450            11,592
     Lufkin Industries, Inc.                            150             8,253
     Oceaneering International, Inc.*                   240            18,192
     Oil States International, Inc.*                    230            11,109
     Superior Energy Services, Inc.*                    210             7,442
     TETRA Technologies, Inc.*                          340             7,188
                                                                  -----------
                                                                       82,036
                                                                  -----------
     OIL, GAS & CONSUMABLE FUELS -- 1.9%
     Carrizo Oil & Gas, Inc.*                           150             6,729
     Petroleum Development Corp.*                       800            35,480
     Warren Resources, Inc.*                            160             2,006
                                                                  -----------
                                                                       44,215
                                                                  -----------
   TOTAL ENERGY                                                       126,251
                                                                  -----------

   FINANCIALS -- 6.3%
     CAPITAL MARKETS -- 0.4%
     Greenhill & Co., Inc.                               80             4,884
     optionsXpress Holdings, Inc.                       180             4,705
                                                                  -----------
                                                                        9,589
                                                                  -----------
     COMMERCIAL BANKS -- 1.7%
     Bank of the Ozarks, Inc.                           300             9,159
     Frontier Financial Corp.                           400             9,332
     PrivateBancorp, Inc.                               300            10,452
     Signature Bank*                                    270             9,512
                                                                  -----------
                                                                       38,455
                                                                  -----------
     DIVERSIFIED FINANCIAL SERVICES -- 1.2%
     Asta Funding, Inc.                                 400            15,328
     MarketAxess Holdings, Inc.*                        260             3,900
     NYSE Euronext, Inc.                                120             9,500
                                                                  -----------
                                                                       28,728
                                                                  -----------
     INSURANCE -- 0.7%
     National Financial Partners Corp.                  140             7,417
     National Interstate Corp.                           70             2,155
     Tower Group, Inc.                                  260             6,807
                                                                  -----------
                                                                       16,379
                                                                  -----------
     REAL ESTATE INVESTMENT TRUSTS -- 0.7%
     Alexandria Real Estate Equities,
       Inc.                                              30             2,888
     Digital Realty Trust, Inc.                         170             6,696
     Nationwide Health Properties, Inc.                 220             6,629
                                                                  -----------
                                                                       16,213
                                                                  -----------
     REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.6%
     Jones Lang LaSalle, Inc.                           360            36,994
                                                                  -----------
   TOTAL FINANCIALS                                                   146,358
                                                                  -----------

   HEALTH CARE -- 23.0%
     BIOTECHNOLOGY -- 6.1%
     Alexon Pharmaceuticals, Inc.*                      320            20,848
     Alkermes, Inc.*                                    300             5,520
     BioMarin Pharmaceutical, Inc.*                     360             8,964
     Cepheid, Inc.*                                   1,000            22,800
     Dendreon Corp.*                                    760             5,844
     Isis Pharmaceuticals, Inc.*                      1,400            20,958
     Lifecell Corp.*                                    495            18,597
     Myriad Genetics, Inc.*                             190             9,909
     Onyx Pharmaceuticals, Inc.*                        270            11,750

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Pharmion Corp.*                                    190       $     8,767
     United Therapeutics Corp.*                         120             7,985
                                                                  -----------
                                                                      141,942
                                                                  -----------
     HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
     Align Technology, Inc.*                            220             5,572
     ArthroCare Corp.*                                  295            16,487
     Hologic, Inc.*                                     240            14,640
     Immucor, Inc.*                                     300            10,725
     Kyphon, Inc.*                                      140             9,800
     Mentor Corp.                                       160             7,368
     Meridian Diagnostics, Inc.                         180             5,458
     Palomar Medical Technologies, Inc.*                320             9,117
                                                                  -----------
                                                                       79,167
                                                                  -----------
     HEALTH CARE PROVIDERS & SERVICES -- 6.5%
     Alliance Imaging, Inc.*                          3,770            34,156
     HealthExtras, Inc.*                                480            13,358
     InVentiv Health, Inc.*                             360            15,775
     LCA - Vision, Inc.                                 190             5,584
     Medcath Corp.*                                     780            21,419
     National HealthCare Corp.                          200            10,278
     Owens & Minor, Inc.                                340            12,951
     Wellcare Health Plans, Inc.*                       350            36,901
                                                                  -----------
                                                                      150,422
                                                                  -----------
     HEALTH CARE TECHNOLOGY -- 3.3%
     Allscripts Healthcare Solutions,
       Inc.*                                            190             5,136
     Omnicell, Inc.*                                  1,240            35,389
     Phase Forward, Inc.*                             1,100            22,011
     Trizetto Group, Inc.*                              825            14,446
                                                                  -----------
                                                                       76,982
                                                                  -----------
     LIFE SCIENCES TOOLS & SERVICES -- 2.0%
     Affymetrix, Inc.*                                  180             4,567
     Enzo Biochem, Inc.*                                870             9,874
     Illumina, Inc.*                                    540            28,015
     Luminex Corp.*                                     170             2,564
                                                                  -----------
                                                                       45,020
                                                                  -----------
     PHARMACEUTICALS -- 1.7%
     Emisphere Technologies, Inc.*                    1,120             5,387
     K-V Pharmaceutical Co. - Class A*                  180             5,148
     Medicis Pharmaceutical Corp.                       170             5,187
     Penwest Pharmaceuticals Co.*                       520             5,725
     Perrigo Co.                                        500            10,675
     SuperGen, Inc.*                                  1,800             7,812
                                                                  -----------
                                                                       39,934
                                                                  -----------
   TOTAL HEALTH CARE                                                  533,467
                                                                  -----------

   INDUSTRIALS -- 15.9%
     AEROSPACE & DEFENSE -- 4.1%
     AAR Corp.*                                         390            11,833
     Ceradyne, Inc.*                                     40             3,030
     Hexcel Corp.*                                    1,670            37,926
     Orbital Sciences Corp.*                            640            14,233
     Taser International, Inc.*                         270             4,236
     Teledyne Technologies, Inc.*                       305            16,284
     United Industrial Corp.                            100             7,526
                                                                  -----------
                                                                       95,068
                                                                  -----------
     AIR FREIGHT & LOGISTICS -- 0.8%
     Hub Group, Inc. - Class A*                         660            19,820
                                                                  -----------


                                                    SHARES           VALUE
                                                   --------       -----------
     BUILDING PRODUCTS -- 0.8%
     NCI Building Systems, Inc.*                        410       $    17,716
                                                                  -----------
     COMMERCIAL SERVICES & SUPPLIES -- 3.1%
     Administaff, Inc.                                  155             5,626
     American Reprographics Co.*                        190             3,557
     Cenveo, Inc.*                                      480            10,382
     Comsys IT Partners Inc.*                            50               840
     Diamond Management &
       Technology Consultants, Inc.                     590             5,428
     Kforce, Inc.*                                      700             9,002
     Rollins, Inc.                                    1,220            32,562
     Teletech Holdings, Inc.*                           160             3,826
                                                                  -----------
                                                                       71,223
                                                                  -----------
     ELECTRICAL EQUIPMENT -- 1.3%
     Baldor Electric Co.                                100             3,995
     Fuelcell Energy, Inc.*                             790             7,063
     Graftech International, Ltd.*                      810            14,450
     Woodward Governor Co.                               80             4,992
                                                                  -----------
                                                                       30,500
                                                                  -----------
     MACHINERY -- 5.4%
     3-D Systems Corp.*                                 305             7,204
     Actuant Corp. - Class A                             80             5,198
     Astec Industries, Inc.*                            135             7,756
     Blount International, Inc.*                        350             3,976
     Bucyrus International, Inc.                        380            27,714
     Dynamic Materials Corp.                            380            18,198
     The Manitowoc Co., Inc.                            400            17,712
     Titan International, Inc.                          570            18,194
     Valmont Industries, Inc.                            60             5,091
     Westinghouse Air Brake Co.                         370            13,860
                                                                  -----------
                                                                      124,903
                                                                  -----------
     ROAD & RAIL -- 0.4%
     Heartland Express, Inc.                            653             9,325
                                                                  -----------
   TOTAL INDUSTRIALS                                                  368,555
                                                                  -----------

   INFORMATION TECHNOLOGY -- 26.9%
     COMMUNICATIONS EQUIPMENT -- 3.2%
     Arris Group, Inc.*                               1,700            20,995
     Comtech Telecommunications Corp.*                  400            21,396
     Endwave Corp.*                                     760             8,064
     Foundry Networks, Inc.*                            520             9,240
     InterDigital, Inc.*                                400             8,312
     Polycom, Inc.*                                     190             5,103
                                                                  -----------
                                                                       73,110
                                                                  -----------
     COMPUTERS & PERIPHERALS -- 1.9%
     Intermec, Inc.*                                    550            14,366
     Prestek, Inc.*                                   1,015             6,364
     Stratasys, Inc.*                                   610            16,812
     Synaptics, Inc.*                                   150             7,164
                                                                  -----------
                                                                       44,706
                                                                  -----------
     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
     Anixter International, Inc.*                        80             6,596
     DTS, Inc.*                                         490            14,881
     Faro Technologies, Inc.*                           150             6,623
     FLIR Systems, Inc.*                                170             9,416
     Itron, Inc.*                                       250            23,268
                                                                  -----------
                                                                       60,784
                                                                  -----------
     INTERNET SOFTWARE & SERVICES -- 6.2%
     Bankrate, Inc.*                                    110             5,073
     CNET Networks, Inc.*                             5,400            40,230

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Growth Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Cybersource Corp.*                                 960       $    11,222
     Equinix, Inc.*                                     100             8,869
     Infospace, Inc.                                    990            17,384
     Interwoven, Inc.*                                1,860            26,468
     j2 Global Communications, Inc.*                    160             5,237
     Online Resources Corp.*                          1,145            14,473
     Sohu.com, Inc.*                                    150             5,656
     ValueClick, Inc.*                                  360             8,086
                                                                  -----------
                                                                      142,698
                                                                  -----------
     IT SERVICES -- 1.8%
     Euronet Worldwide, Inc.*                           455            13,545
     MoneyGram International, Inc.                      250             5,648
     Sapient Corp.*                                   3,200            21,472
                                                                  -----------
                                                                       40,665
                                                                  -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.4%
     AMIS Holdings, Inc.*                               860             8,351
     Atheros Communications, Inc.*                      230             6,893
     ATMI, Inc.*                                        440            13,090
     Formfactor, Inc.*                                  220             9,762
     Microsemi Corp.*                                   260             7,249
     Netlogic Microsystems, Inc.*                       185             6,680
     ON Semiconductor Corp.*                            930            11,681
     Semtech Corp.*                                     140             2,867
     Sigma Designs, Inc.*                               150             7,236
     Trident Microsystems, Inc.*                        370             5,879
                                                                  -----------
                                                                       79,688
                                                                  -----------
     SOFTWARE -- 7.8%
     ACI Worldwide, Inc.*                               190             4,247
     Blackboard, Inc.*                                  360            16,502
     Concur Technologies, Inc.*                       1,565            49,329
     Epicor Software Corp.*                             760            10,465
     Jack Henry & Associates, Inc.                      200             5,172
     Macrovision Corp.*                                 820            20,197
     MICROS Systems, Inc.*                               80             5,206
     Midway Games, Inc.*                              1,040             4,534
     Nuance Communications, Inc.*                       510             9,848
     Quality Systems, Inc.                              220             8,059
     Radiant Systems, Inc.*                             510             8,073
     The Ultimate Software Group, Inc.                  150             5,235
     Vasco Data Security
       International, Inc.*                             750            26,482
     Wind River Systems, Inc.*                          650             7,650
                                                                  -----------
                                                                      180,999
                                                                  -----------
   TOTAL INFORMATION TECHNOLOGY                                       622,650
                                                                  -----------

   MATERIALS -- 6.5%
     CHEMICALS -- 2.5%
     Hercules, Inc.                                   2,190            46,034
     Valhi, Inc.                                        270             6,412
     Zoltek Cos., Inc.*                                 130             5,672
                                                                  -----------
                                                                       58,118
                                                                  -----------
     METALS & MINING -- 4.0%
     A.M. Castle & Co.                                  630            20,538
     AK Steel Holding Corp.*                            400            17,580
     Century Aluminum Co.*                              390            20,534
     Hecla Mining Co.*                                  740             6,623
     Stillwater Mining Co.*                           1,070            11,010
     Titanium Metals Corp.*                             460            15,438
                                                                  -----------
                                                                       91,723
                                                                  -----------
   TOTAL MATERIALS                                                    149,841
                                                                  -----------


                                                    SHARES           VALUE
                                                   --------       -----------
   TELECOMMUNICATION SERVICES -- 2.3%
     DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
     Cogent Communications Group, Inc.*                 220       $     5,135
     Time Warner Telecom, Inc. -
       Class A*                                         520            11,424
                                                                  -----------
                                                                       16,559
                                                                  -----------
     WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
     Centennial Communications, Inc.*                 1,575            15,939
     SBA Communications Corp. - Class A*                560            19,757
                                                                  -----------
                                                                       35,696
                                                                  -----------
   TOTAL TELECOMMUNICATION SERVICES                                    52,255
                                                                  -----------

   TOTAL COMMON STOCK
     (Cost $1,864,127)                                              2,306,949
                                                                  -----------

 SHORT-TERM INVESTMENTS -- 0.3%
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Series                           3,860             3,860
     BlackRock Liquidity Funds
       TempFund Portfolio -
       Institutional Series                           3,859             3,859
                                                                  -----------

   TOTAL SHORT-TERM INVESTMENTS
     (Cost $7,719)                                                      7,719
                                                                  -----------

 TOTAL INVESTMENTS -- 100.0%
     (Cost $1,871,846)+                                           $ 2,314,668
                                                                  ===========
 *   Non-income producing security.
 + The cost for Federal income tax purposes is $1,876,152. At September 30, 2007 net unrealized appreciation was $438,515. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $501,821, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $63,306.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
COMMON STOCK -- 99.7%
   CONSUMER DISCRETIONARY -- 8.0%
     AUTO COMPONENTS -- 2.2%
     Modine Manufacturing Co.                           400       $    10,648
     Tenneco, Inc.*                                     705            21,862
                                                                  -----------
                                                                       32,510
                                                                  -----------
     HOTELS, RESTAURANTS & LEISURE -- 1.1%
     AFC Enterprises, Inc.*                             490             7,374
     Luby's, Inc.*                                      375             4,133
     Papa John's International, Inc.*                   140             3,422
     Riviera Holdings Corp.*                              5               140
                                                                  -----------
                                                                       15,069
                                                                  -----------
     HOUSEHOLD DURABLES -- 1.9%
     American Greetings Corp.                         1,040            27,456
                                                                  -----------
     MEDIA -- 2.4%
     Fisher Communications, Inc.*                       420            20,946
     Primedia, Inc.                                   1,000            14,040
                                                                  -----------
                                                                       34,986
                                                                  -----------
     SPECIALTY RETAIL -- 0.4%
     Cabela's, Inc. - Class A*                          265             6,267
                                                                  -----------
   TOTAL CONSUMER DISCRETIONARY                                       116,288
                                                                  -----------

   CONSUMER STAPLES -- 3.2%
     BEVERAGES -- 0.5%
     The Boston Beer Co., Inc. - Class A*               145             7,056
                                                                  -----------
     FOOD & STAPLES RETAILING -- 1.2%
     Casey's General Stores, Inc.                       120             3,324
     Great Atlantic & Pacific Tea Co.,
       Inc.*                                            130             3,960
     Ingles Markets, Inc. - Class A                     210             6,018
     Spartan Stores, Inc.                               155             3,492
                                                                  -----------
                                                                       16,794
                                                                  -----------
     FOOD PRODUCTS -- 1.5%
     Imperial Sugar Co.                                 595            15,547
     Lance, Inc.                                        290             6,676
                                                                  -----------
                                                                       22,223
                                                                  -----------
   TOTAL CONSUMER STAPLES                                              46,073
                                                                  -----------

   ENERGY -- 3.5%
     ENERGY EQUIPMENT & SERVICES -- 1.4%
     Bristow Group, Inc.*                               155             6,775
     Hornbeck Offshore Services, Inc.*                  140             5,138
     Oil States International, Inc.*                    100             4,830
     Parker Drilling Co.*                               460             3,735
                                                                  -----------
                                                                       20,478
                                                                  -----------
     OIL, GAS & CONSUMABLE FUELS -- 2.1%
     McMoRan Exploration Co.*                           580             7,801
     Petrohawk Energy Corp.*                            200             3,284
     Petroleum Development Corp.*                       170             7,539
     Petroquest Energy, Inc.*                           300             3,219
     Swift Energy Co.*                                   90             3,683
     USEC, Inc.                                         475             4,869
                                                                  -----------
                                                                       30,395
                                                                  -----------
   TOTAL ENERGY                                                        50,873
                                                                  -----------

   FINANCIALS -- 28.8%
     CAPITAL MARKETS -- 3.0%
     Apollo Investment Corp.                            626            13,021


                                                    SHARES           VALUE
                                                   --------       -----------
     Knight Capital Group, Inc. -
       Class A*                                         660       $     7,893
     MCG Capital Corp.                                1,030            14,822
     Technology Investment Capital Corp.                656             8,771
                                                                  -----------
                                                                       44,507
                                                                  -----------
     COMMERCIAL BANKS -- 5.9%
     Bancfirst Corp.                                     80             3,590
     Bank of the Ozarks, Inc.                           110             3,358
     Hancock Holding Co.                                 90             3,607
     Nara Bancorp, Inc.                                 210             3,280
     National City Corp.                                 59             1,480
     Park National Corp.                                 70             6,104
     Prosperity Bancshares, Inc.                        220             7,295
     Signature Bank*                                    275             9,688
     Sterling Financial Corp./Washington                445            11,975
     Sun Bancorp, Inc.*                                 407             7,123
     Superior Bancorp*                                  730             6,446
     SVB Financial Group*                               130             6,157
     The Bancorp Bank*                                  265             4,892
     Trustmark Corp.                                    120             3,365
     USB Holding Co., Inc.                              150             3,485
     Westamerica Bancorp                                 80             3,985
                                                                  -----------
                                                                       85,830
                                                                  -----------
     CONSUMER FINANCE -- 0.3%
     Cash America International, Inc.                   100             3,760
                                                                  -----------
     DIVERSIFIED FINANCIAL SERVICES -- 0.5%
     NYSE Euronext, Inc.                                 95             7,521
                                                                  -----------
     INSURANCE -- 6.8%
     American Physicians Capital, Inc.                  300            11,688
     Argo Group International
       Holdings Ltd.*                                    75             3,263
     FPIC Insurance Group, Inc.*                        250            10,763
     Infinity Property & Casual Corp.                   260            10,457
     National Interstate Corp.                          200             6,158
     Navigators Group, Inc.*                            115             6,239
     Odyssey Re Holdings Corp.                          520            19,297
     ProAssurance Corp.*                                195            10,505
     RLI Corp.                                          120             6,806
     SeaBright Insurance Holdings, Inc.*                235             4,012
     Universal American Financial Corp.*                140             3,193
     Zenith National Insurance Corp.                    170             7,631
                                                                  -----------
                                                                      100,012
                                                                  -----------
     REAL ESTATE INVESTMENT TRUSTS -- 9.9%
     Alexandria Real Estate Equities,
       Inc.                                              20             1,925
     BioMed Realty Trust, Inc.                          280             6,748
     Corporate Office Properties Trust                  110             4,579
     DiamondRock Hospitality Co.                        765            13,319
     Entertainment Properties Trust                     100             5,080
     First Industrial Realty Trust, Inc.                 80             3,110
     Home Properties, Inc.                               60             3,131
     Inland Real Estate Corp.                           590             9,139
     Lexington Realty Trust                           1,170            23,412
     LTC Properties, Inc.                               185             4,379
     Maguire Properties, Inc.                           200             5,166
     National Health Investors, Inc.                     40             1,236

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     National Retail Properties, Inc.                   370       $     9,021
     Nationwide Health Properties, Inc.               1,355            40,826
     Pennsylvania Real Estate
       Investment Trust                                 130             5,062
     Realty Income Corp.                                170             4,751
     Senior Housing Properties Trust                    150             3,309
                                                                  -----------
                                                                      144,193
                                                                  -----------
     THRIFTS & MORTGAGE FINANCE -- 2.4%
     Clifton Savings Bancorp, Inc.                      655             7,749
     FirstFed Financial Corp.*                          105             5,203
     NewAlliance Bancshares, Inc.                     1,245            18,276
     Northwest Bancorp, Inc.                            120             3,415
                                                                  -----------
                                                                       34,643
                                                                  -----------
   TOTAL FINANCIALS                                                   420,466
                                                                  -----------

   HEALTH CARE -- 4.3%
     HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
     Inverness Medical Innovations,
       Inc.*                                            100             5,532
                                                                  -----------
     HEALTH CARE PROVIDERS & SERVICES -- 3.5%
     Alliance Imaging, Inc.*                          2,980            26,999
     Magellan Health Services, Inc.*                    120             4,870
     Medcath Corp.*                                     485            13,318
     Owens & Minor, Inc.                                140             5,332
                                                                  -----------
                                                                       50,519
                                                                  -----------
     LIFE SCIENCES TOOLS & SERVICES -- 0.4%
     Bio-Rad Laboratories, Inc. -
       Class A*                                          70             6,335
                                                                  -----------
   TOTAL HEALTH CARE                                                   62,386
                                                                  -----------

   INDUSTRIALS -- 23.4%
     AEROSPACE & DEFENSE -- 6.7%
     AAR Corp.*                                         510            15,473
     Esterline Technologies Corp.*                      265            15,118
     Hexcel Corp.*                                    1,260            28,615
     Ladish Co., Inc.*                                  200            11,096
     Orbital Sciences Corp.*                            790            17,570
     Teledyne Technologies, Inc.*                       200            10,678
                                                                  -----------
                                                                       98,550
                                                                  -----------
     BUILDING PRODUCTS -- 0.5%
     NCI Building Systems, Inc.*                        155             6,698
                                                                  -----------
     COMMERCIAL SERVICES & SUPPLIES -- 6.7%
     Comfort Systems USA, Inc.                          645             9,159
     Kforce, Inc.*                                    1,370            17,618
     Mine Safety Appliances Co.                         380            17,902
     Spherion Corp.*                                  1,790            14,786
     Standard Register Co.                              620             7,880
     United Stationers, Inc.*                           170             9,438
     Viad Corp.                                         585            21,060
                                                                  -----------
                                                                       97,843
                                                                  -----------
     CONSTRUCTION & ENGINEERING -- 0.2%
     EMCOR Group, Inc.*                                 100             3,136
                                                                  -----------
     ELECTRICAL EQUIPMENT -- 4.5%
     Belden CDT, Inc.                                   270            12,666
     EnerSys, Inc.*                                     870            15,460
     Graftech International, Ltd.*                      380             6,779
     Superior Essex, Inc.*                              595            22,181
     Woodward Governor Co.                              135             8,424
                                                                  -----------
                                                                       65,510
                                                                  -----------


                                                    SHARES           VALUE
                                                   --------       -----------
     MACHINERY -- 2.5%
     Badger Meter, Inc.                                  80       $     2,564
     Blount International, Inc.*                      1,120            12,723
     Mueller Industries, Inc.                           130             4,698
     Robbins & Myers, Inc.                              140             8,021
     Valmont Industries, Inc.                           105             8,909
                                                                  -----------
                                                                       36,915
                                                                  -----------
     TRADING COMPANIES & DISTRIBUTORS -- 2.3%
     Electro Rent Corp.                               2,400            33,624
                                                                  -----------
   TOTAL INDUSTRIALS                                                  342,276
                                                                  -----------

   INFORMATION TECHNOLOGY -- 9.8%
     COMMUNICATIONS EQUIPMENT -- 3.3%
     C-COR.net Corp.*                                   805             9,249
     CommScope, Inc.*                                   180             9,043
     MasTec, Inc.*                                    2,110            29,688
                                                                  -----------
                                                                       47,980
                                                                  -----------
     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
     CTS Corp.                                          650             8,385
     Synnex Corp.*                                      570            11,719
                                                                  -----------
                                                                       20,104
                                                                  -----------
     INTERNET SOFTWARE & SERVICES -- 0.8%
     Internet Capital Group, Inc.*                      625             7,500
     SonicWALL, Inc.*                                   480             4,190
                                                                  -----------
                                                                       11,690
                                                                  -----------
     IT SERVICES -- 1.7%
     Euronet Worldwide, Inc.*                           160             4,763
     MAXIMUS, Inc.                                      365            15,907
     MPS Group, Inc.*                                   370             4,126
                                                                  -----------
                                                                       24,796
                                                                  -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
     Asyst Technologies, Inc.*                        2,170            11,479
     Cabot Microelectronics Corp.*                      210             8,978
     ON Semiconductor Corp.*                            400             5,024
                                                                  -----------
                                                                       25,481
                                                                  -----------
     SOFTWARE -- 0.9%
     Actuate Corp.*                                     870             5,612
     Aspen Technology, Inc.*                            560             8,019
                                                                  -----------
                                                                       13,631
                                                                  -----------
   TOTAL INFORMATION TECHNOLOGY                                       143,682
                                                                  -----------

   MATERIALS -- 11.4%
     CHEMICALS -- 3.3%
     Arch Chemicals, Inc.                               230            10,783
     H.B. Fuller Co.                                    280             8,310
     Hercules, Inc.                                   1,150            24,173
     PolyOne Corp.*                                     615             4,594
                                                                  -----------
                                                                       47,860
                                                                  -----------
     CONSTRUCTION MATERIALS -- 0.8%
     Texas Industries, Inc.                             160            12,560
                                                                  -----------
     CONTAINERS & PACKAGING -- 2.3%
     AptarGroup, Inc.                                   100             3,787
     Greif Brothers Corp. - Class A                     380            23,059
     Silgan Holdings, Inc.                              120             6,450
                                                                  -----------
                                                                       33,296
                                                                  -----------
     METALS & MINING -- 5.0%
     A.M. Castle & Co.                                  420            13,692
     AMCOL International Corp.                          290             9,596
     Century Aluminum Co.*                              460            24,219
     Cleveland-Cliffs, Inc.                             120            10,556

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Value Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Quanex Corp.                                       100       $     4,698
     Royal Gold, Inc.                                   150             4,913
     Stillwater Mining Co.*                             470             4,836
                                                                  -----------
                                                                       72,510
                                                                  -----------
   TOTAL MATERIALS                                                    166,226
                                                                  -----------

   TELECOMMUNICATION SERVICES -- 2.6%
     DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.6%
     Cincinnati Bell, Inc.*                           3,240            16,005
     Cogent Communications Group, Inc.*                 970            22,640
                                                                  -----------
                                                                       38,645
                                                                  -----------
   TOTAL TELECOMMUNICATION SERVICES                                    38,645
                                                                  -----------

   UTILITIES -- 4.7%
     ELECTRIC UTILITIES -- 1.3%
     El Paso Electric Co.*                              180             4,163
     MGE Energy, Inc.                                   140             4,682
     Westar Energy, Inc.                                400             9,824
                                                                  -----------
                                                                       18,669
                                                                  -----------
     GAS UTILITIES -- 3.0%
     Nicor, Inc.                                        230             9,867
     Northwest Natural Gas Co.                          740            33,818
                                                                  -----------
                                                                       43,685
                                                                  -----------
     WATER UTILITIES -- 0.4%
     American States Water Co.                          170             6,630
                                                                  -----------
   TOTAL UTILITIES                                                     68,984
                                                                  -----------

   TOTAL COMMON STOCK
     (Cost $1,289,661)                                              1,455,899
                                                                  -----------

SHORT-TERM INVESTMENTS -- 0.3%
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Series                           1,909             1,909
     BlackRock Liquidity Funds
       TempFund Portfolio -
       Institutional Series                           1,908             1,908
                                                                  -----------

   TOTAL SHORT-TERM INVESTMENTS
     (Cost $3,817)                                                      3,817
                                                                  -----------

TOTAL INVESTMENTS -- 100.0%
    (Cost $1,293,478)+                                            $ 1,459,716
                                                                  ===========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $1,294,296. At September 30, 2007 net unrealized appreciation was $165,419. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $211,420 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $46,001.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
COMMON STOCK -- 80.6%
   CONSUMER DISCRETIONARY -- 7.0%
     AUTO COMPONENTS -- 0.0%
     Autoliv, Inc.                                      200      $     11,950
     BorgWarner, Inc.                                    20             1,831
     Gentex Corp.                                       100             2,144
     Johnson Controls, Inc.                             310            36,614
     TRW Automotive Holdings Corp.*                      30               950
                                                                 ------------
                                                                       53,489
                                                                 ------------
     AUTOMOBILES -- 0.2%
     Ford Motor Co.*                                 29,066           246,770
     General Motors Corp.                             3,904           143,277
     Harley-Davidson, Inc.                              400            18,484
     Thor Industries, Inc.                              130             5,849
                                                                 ------------
                                                                      414,380
                                                                 ------------
     DISTRIBUTORS -- 0.0%
     Genuine Parts Co.                                  320            16,000
                                                                 ------------
     DIVERSIFIED CONSUMER SERVICES -- 0.3%
     Apollo Group, Inc. - Class A*                      220            13,233
     Service Corp. International                     51,600           665,640
                                                                 ------------
                                                                      678,873
                                                                 ------------
     HOTELS, RESTAURANTS, & LEISURE -- 1.2%
     Brinker International, Inc.                         50             1,372
     Carnival Corp.                                     910            44,071
     Choice Hotels International, Inc.                  230             8,664
     Darden Restaurants, Inc.                           310            12,977
     Harrah's Entertainment, Inc.                       764            66,414
     International Game Technology                      320            13,792
     International Speedway Corp. -
       Class A                                          250            11,465
     Marriott International, Inc. -
       Class A                                          380            16,519
     McDonald's Corp.                                38,313         2,086,909
     MGM MIRAGE*                                        140            12,522
     Royal Caribbean Cruises, Ltd.                      360            14,051
     Starwood Hotels & Resorts
       Worldwide, Inc.                                  360            21,870
     The Cheesecake Factory, Inc.*                      340             7,980
     Wendy's International, Inc.                        160             5,586
     Wyndham Worldwide Corp.                         20,848           682,980
     Wynn Resorts Ltd.                                  120            18,907
     Yum! Brands, Inc.                                  680            23,004
                                                                 ------------
                                                                    3,049,083
                                                                 ------------
     HOUSEHOLD DURABLES -- 0.3%
     Beazer Homes USA, Inc.                              90               743
     Black & Decker Corp.                                90             7,497
     Centex Corp.                                       450            11,957
     D.R. Horton, Inc.                                  320             4,099
     Fortune Brands, Inc.                                90             7,334
     Garmin Ltd.                                        140            16,716
     M.D.C. Holdings, Inc.                               40             1,638
     Mohawk Industries, Inc.*                         6,170           501,621
     Newell Rubbermaid, Inc.                            850            24,497
     NVR, Inc.*                                          30            14,107
     Pulte Corp.                                        700             9,527
     Ryland Group, Inc.                                 130             2,786
     Snap-On, Inc.                                       10               495
     Standard Pacific Corp.*                            240             1,318
     The Stanley Works                                  350            19,645


                                                    SHARES           VALUE
                                                   --------      ------------
     Whirlpool Corp.                                    190      $     16,929
                                                                 ------------
                                                                      640,909
                                                                 ------------
     INTERNET & CATALOG RETAIL -- 0.0%
     Amazon.com, Inc.*                                  250            23,288
     Expedia, Inc.*                                     439            13,995
     IAC/Interactive Corp.*                             320             9,494
     Nutri System, Inc.*                                 40             1,876
                                                                 ------------
                                                                       48,653
                                                                 ------------
     LEISURE EQUIPMENT & PRODUCTS -- 0.0%
     Brunswick Corp.                                    360             8,230
     Eastman Kodak Co.                                  880            23,549
     Hasbro, Inc.                                       420            11,709
     Mattel, Inc.                                       830            19,472
     Pool Corp.                                         150             3,747
                                                                 ------------
                                                                       66,707
                                                                 ------------
     MEDIA -- 2.8%
     CBS Corp. - Class B                              4,847           152,680
     Citadel Broadcasting Corp.                       1,502             6,248
     Clear Channel Communications, Inc.               2,030            76,003
     Clear Channel Outdoor Holdings,
       Inc. Class A*                                     40             1,020
     Comcast Corp. - Class A*                        13,620           329,332
     Comcast Corp. - Special Class A*                31,350           751,146
     Discovery Holding Co. - Class A*                   680            19,618
     EchoStar Communications Corp. -
       Class A*                                      33,700         1,577,497
     Gannett Co., Inc.                                  890            38,893
     Getty Images, Inc.*                                180             5,011
     Harte-Hanks, Inc.                                  210             4,133
     Idearc, Inc.                                    29,110           916,092
     John Wiley & Sons, Inc. - Class A                  170             7,638
     Lamar Advertising Co. Class A*                      50             2,449
     Meredith Corp.*                                    210            12,033
     News Corp. - Class A                             3,090            67,949
     Omnicom Group, Inc.                                470            22,602
     R.H. Donnelley Corp.*                              100             5,602
     Regal Entertainment Group - Class A              2,740            60,143
     The DIRECTV Group, Inc.*                        28,800           699,264
     The E.W. Scripps Co. Class A                       300            12,600
     The McClatchy Co. - Class A                        290             5,794
     The McGraw-Hill Cos., Inc.                         490            24,946
     The New York Times Co. Class A                     630            12,449
     The Walt Disney Co.                             39,058         1,343,205
     Time Warner, Inc.                               62,915         1,155,119
     Viacom, Inc. - Class B*                          1,980            77,161
     Warner Music Group Corp.                           510             5,151
                                                                 ------------
                                                                    7,391,778
                                                                 ------------
     MULTILINE RETAIL -- 0.8%
     Dillard's, Inc. - Class A                          660            14,408
     Family Dollar Stores, Inc.                         100             2,656
     J.C. Penney Co., Inc.                           13,640           864,367
     Kohl's Corp.*                                      290            16,626
     Macy's, Inc.                                       710            22,947
     Nordstrom, Inc.                                    250            11,722
     Sears Holdings Corp.*                               70             8,904

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------      ------------
     Target Corp.                                    17,093      $  1,086,602
                                                                 ------------
                                                                    2,028,232
                                                                 ------------
     SPECIALTY RETAIL -- 0.9%
     Abercrombie & Fitch Co.                            150            12,105
     Advance Auto Parts, Inc.                            70             2,349
     American Eagle Outfitters, Inc.                    360             9,472
     AnnTaylor Stores Corp.*                            490            15,518
     AutoNation, Inc.*                                  840            14,885
     AutoZone, Inc.*                                  9,030         1,048,744
     Barnes & Noble, Inc.                               170             5,994
     Bed Bath & Beyond, Inc.*                           350            11,942
     Best Buy Co., Inc.                                 570            26,231
     Chico's FAS, Inc.*                                 160             2,248
     Circuit City Stores, Inc.                          280             2,215
     Coldwater Creek, Inc.*                             240             2,606
     Foot Locker, Inc.                                  470             7,205
     Limited Brands, Inc.                             2,440            55,852
     Lowe's Cos., Inc.                               27,970           783,719
     O'Reilly Automotive, Inc.*                          50             1,671
     OfficeMax, Inc.                                     20               685
     RadioShack Corp.                                   520            10,743
     Ross Stores, Inc.                                  330             8,461
     Sally Beauty Holdings, Inc.*                       250             2,113
     Staples, Inc.                                    1,470            31,590
     The Gap, Inc.                                    1,910            35,220
     The Home Depot, Inc.                            10,058           326,282
     The Sherwin-Williams Co.                           190            12,485
     The TJX Cos., Inc.                                 810            23,547
     Tiffany & Co.                                       10               524
     Tractor Supply Co.*                                 80             3,687
     TravelCenters of America LLC*                       40             1,304
     Williams-Sonoma, Inc.                               10               326
                                                                 ------------
                                                                    2,459,723
                                                                 ------------
     TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
     Coach, Inc.*                                        30             1,418
     Nike, Inc. - Class B                            22,570         1,323,956
     Polo Ralph Lauren Corp. - Class A                   10               778
     V.F. Corp.                                         150            12,112
                                                                 ------------
                                                                    1,338,264
                                                                 ------------
   TOTAL CONSUMER DISCRETIONARY                                    18,186,091
                                                                 ------------

   CONSUMER STAPLES -- 9.6%
     BEVERAGES -- 2.5%
     Anheuser-Busch Cos., Inc.                        4,428           221,356
     Brown-Forman Corp. - Class B                       310            23,222
     Coca-Cola Enterprises, Inc.                        820            19,860
     Constellation Brands, Inc.*                        330             7,989
     Molson Coors Brewing Co. - Class B                  80             7,974
     Pepsi Bottling Group, Inc.                       1,500            55,755
     PepsiAmericas, Inc.                             11,650           377,926
     PepsiCo, Inc.                                   37,117         2,719,191
     The Coca-Cola Co.                               53,880         3,096,484
                                                                 ------------
                                                                    6,529,757
                                                                 ------------
     FOOD & STAPLES RETAILING -- 2.7%
     Costco Wholesale Corp.                          22,120         1,357,505
     CVS Corp.                                       64,994         2,575,712
     Rite Aid Corp.*                                 42,250           195,195
     Safeway, Inc.                                      200             6,622
     SUPERVALU, Inc.                                    230             8,972
     Sysco Corp.                                        710            25,269


                                                    SHARES           VALUE
                                                   --------      ------------
     The Kroger Co.                                  81,490      $  2,324,095
     Wal-Mart Stores, Inc.                           14,106           615,727
     Walgreen Co.                                       700            33,068
     Whole Foods Market, Inc.                           300            14,688
                                                                 ------------
                                                                    7,156,853
                                                                 ------------
     FOOD PRODUCTS -- 1.2%
     Archer Daniels Midland Co.                      16,640           550,451
     Campbell Soup Co.                                1,290            47,730
     ConAgra Foods, Inc.                              1,260            32,924
     Dean Foods Co.                                  22,840           584,247
     General Mills, Inc.                                660            38,287
     H.J. Heinz Co.                                   2,029            93,740
     Hormel Foods Corp.                                 340            12,165
     Kellogg Co.                                      1,270            71,120
     Kraft Foods, Inc. Class A                       29,988         1,034,886
     Sara Lee Corp.                                   5,445            90,877
     Smithfield Foods, Inc.*                         17,000           535,500
     The Hershey Foods Corp.                            390            18,100
     Tyson Foods, Inc. - Class A                        790            14,101
     Wm. Wrigley Jr. Co.                                500            32,115
                                                                 ------------
                                                                    3,156,243
                                                                 ------------
     HOUSEHOLD PRODUCTS -- 2.4%
     Colgate-Palmolive Co.                           13,970           996,340
     Energizer Holdings, Inc.*                          190            21,062
     Kimberly-Clark Corp.                             1,250            87,825
     Procter & Gamble Co.                            74,465         5,237,868
     The Clorox Co.                                     460            28,055
                                                                 ------------
                                                                    6,371,150
                                                                 ------------
     PERSONAL PRODUCTS -- 0.1%
     Alberto-Culver Co.                                 400             9,916
     Avon Products, Inc.                              2,375            89,134
     Estee Lauder Cos., Inc. - Class A                  390            16,559
     Herbalife, Ltd.                                    170             7,728
                                                                 ------------
                                                                      123,337
                                                                 ------------
     TOBACCO -- 0.7%
     Altria Group, Inc.                              25,983         1,806,598
     Loews Corp. - Carolina Group.                      470            38,648
     Reynolds American, Inc.                            260            16,534
     UST, Inc.                                          110             5,456
                                                                 ------------
                                                                    1,867,236
                                                                 ------------
   TOTAL CONSUMER STAPLES                                          25,204,576
                                                                 ------------

   ENERGY -- 9.9%
     ENERGY EQUIPMENT & SERVICES -- 3.1%
     Baker Hughes, Inc.                              27,630         2,496,923
     Cameron International Corp.*                       100             9,229
     Diamond Offshore Drilling, Inc.                    170            19,259
     Dresser-Rand Group, Inc.*                          480            20,501
     ENSCO International, Inc.                           90             5,049
     FMC Technologies, Inc.*                             40             2,306
     Global Industries, Ltd.*                            90             2,318
     Grant Prideco, Inc.*                                50             2,726
     Halliburton Co.                                 46,439         1,783,258
     Helmerich & Payne, Inc.                             60             1,970
     Hercules Offshore, Inc.*                           160             4,178
     National Oilwell Varco, Inc.*                       80            11,560
     Oceaneering International, Inc.*                    10               758
     Patterson-UTI Energy, Inc.                         150             3,385
     Pride International, Inc.*                         160             5,848
     Rowan Cos., Inc.                                   170             6,219
     Schlumberger, Ltd.                              28,810         3,025,050
     SEACOR Holdings, Inc.*                           7,400           703,740

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------      ------------
     Smith International, Inc.                          120      $      8,568
     Tidewater, Inc.                                     70             4,399
     Transocean, Inc.*                                  150            16,957
     Unit Corp.*                                         70             3,388
                                                                 ------------
                                                                    8,137,589
                                                                 ------------
     OIL, GAS & CONSUMABLE FUELS -- 6.8%
     Anadarko Petroleum Corp.                           390            20,962
     Apache Corp.                                    10,600           954,636
     Arch Coal, Inc.                                     20               675
     Chesapeake Energy Corp.                             30             1,058
     ChevronTexaco Corp.                             24,562         2,298,512
     ConocoPhillips                                  51,606         4,529,459
     Consol Energy, Inc.                                 80             3,728
     Denbury Resources, Inc.*                            20               894
     Devon Energy Corp.                              22,770         1,894,464
     El Paso Corp.                                    4,114            69,815
     EOG Resources, Inc.                                 30             2,170
     Exxon Mobil Corp.                               48,993         4,534,792
     Foundation Coal Holdings, Inc.                     330            12,936
     Frontier Oil Corp.                                 170             7,079
     Frontline, Ltd.                                    820            39,590
     Helix Energy Solutions Group, Inc.*                 30             1,274
     Hess Corp.                                         410            27,277
     Marathon Oil Corp.                               1,050            59,871
     Murphy Oil Corp.                                   130             9,086
     Noble Energy, Inc.                                 240            16,810
     Occidental Petroleum Corp.                       1,630           104,450
     Overseas Shipholding Group, Inc.                   160            12,293
     Peabody Energy Corp.                               110             5,266
     Pioneer Natural Resources Co.                      190             8,546
     Plains Exploration & Production
       Co.*                                             230            10,171
     Spectra Energy Corp.                               130             3,182
     St. Mary Land & Exploration Co.                    150             5,350
     Sunoco, Inc.                                       150            10,617
     Tesoro Corp.                                    46,320         2,131,646
     The Williams Cos., Inc.                          2,740            93,324
     Valero Energy Corp.                             15,090         1,013,746
     XTO Energy, Inc.                                    50             3,092
                                                                 ------------
                                                                   17,886,771
                                                                 ------------
   TOTAL ENERGY                                                    26,024,360
                                                                 ------------

   FINANCIALS -- 14.4%
     CAPITAL MARKETS -- 3.5%
     Allied Capital Corp.                               510            14,989
     American Capital Strategies, Ltd.                  660            28,202
     Ameriprise Financial, Inc.                         150             9,467
     BlackRock, Inc.                                     80            13,873
     E*TRADE Group, Inc.*                             1,090            14,235
     Eaton Vance Corp.                                   30             1,199
     Federated Investors, Inc.                          380            15,086
     Franklin Resources, Inc.                           330            42,075
     Goldman Sachs Group, Inc.                       19,521         4,230,982
     Investment Technology Group, Inc.*                 180             7,736
     Janus Capital Group, Inc.                          580            16,402
     Jefferies Group, Inc.                              360            10,019
     Lazard Ltd. - Class A                              160             6,784
     Legg Mason, Inc.                                    60             5,057


                                                    SHARES           VALUE
                                                   --------      ------------
     Lehman Brothers Holdings, Inc.                   7,259      $    448,098
     Merrill Lynch & Co., Inc.                       29,772         2,122,148
     Morgan Stanley                                  22,671         1,428,273
     Northern Trust Corp.                               300            19,881
     Raymond James Financial, Inc.                      380            12,483
     SEI Investments Co.                                360             9,821
     State Street Corp.                                 100             6,816
     T.Rowe Price Group, Inc.                           390            21,719
     The Bank of New York Mellon Corp.                5,685           250,936
     The Bear Stearns Cos., Inc.                      3,870           475,275
     The Charles Schwab Corp.                           760            16,416
                                                                 ------------
                                                                    9,227,972
                                                                 ------------
     COMMERCIAL BANKS -- 0.9%
     Associated Banc-Corp.                              430            12,741
     Bank of Hawaii Corp.                               100             5,285
     BB&T Corp.                                       1,450            58,566
     Comerica, Inc.                                     600            30,768
     Commerce Bancorp, Inc.                             360            13,961
     Commerce Bancshares, Inc.                          170             7,801
     Cullen/Frost Bankers, Inc.                         390            19,547
     Fifth Third Bancorp                              1,900            64,372
     First Horizon National Corp.                       570            15,196
     Huntington Bancshares, Inc.                        790            13,414
     KeyCorp.                                         1,430            46,232
     M&T Bank Corp.                                     100            10,345
     Marshall & Ilsley Corp.                            500            21,885
     National City Corp.                              1,360            34,122
     PNC Financial Services Group                       980            66,738
     Popular, Inc.                                    1,140            13,999
     Regions Financial Corp.                          4,273           125,968
     SunTrust Banks, Inc.                               690            52,212
     Synovus Financial Corp.                            150             4,208
     TCF Financial Corp.                                550            14,399
     The Colonial BancGroup, Inc.                       710            15,350
     U.S. Bancorp                                    12,342           401,485
     UnionBanCal Corp.                                  120             7,009
     Wachovia Corp.                                  12,117           607,668
     Webster Financial Corp.                            240            10,109
     Wells Fargo & Co.                               21,081           750,905
     Zions Bancorp                                      230            15,794
                                                                 ------------
                                                                    2,440,079
                                                                 ------------
     CONSUMER FINANCE -- 1.5%
     American Express Co.                            43,530         2,584,376
     Capital One Financial Corp.                     17,618         1,170,364
     Discover Financial Services                        105             2,184
     The First Marblehead Corp.                         210             7,965
                                                                 ------------
                                                                    3,764,889
                                                                 ------------
     DIVERSIFIED FINANCIAL SERVICES -- 3.0%
     Bank of America Corp.                           75,543         3,797,547
     CIT Group, Inc.                                     20               804
     Citigroup, Inc.                                 52,494         2,449,895
     CME Group, Inc.                                     30            17,620
     JPMorgan Chase & Co.                            35,044         1,605,716
     Leucadia National Corp.                            200             9,644
     NYSE Euronext, Inc.                                100             7,917
     The Nasdaq Stock Market, Inc.*                     140             5,275
                                                                 ------------
                                                                    7,894,418
                                                                 ------------
     INSURANCE -- 4.2%
     ACE, Ltd.                                        1,450            87,826
     AFLAC, Inc.                                      2,340           133,474
     Alleghany Corp.*                                    30            12,180



                                       3

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------      ------------
     Allied World Assurance
       Holdings, Ltd.                                   160      $      8,306
     American Financial Group, Inc.                     310             8,841
     American International Group, Inc.              39,432         2,667,575
     AON Corp.                                        1,110            49,739
     Arch Capital Group, Ltd.*                          300            22,323
     Arthur J. Gallagher & Co.                           80             2,318
     Assurant, Inc.                                  12,280           656,980
     Axis Captial Holdings, Ltd.                        430            16,731
     Brown & Brown, Inc.                                220             5,786
     Chubb Corp.                                     26,640         1,428,970
     Cincinnati Financial Corp.                         670            29,018
     CNA Financial Corp.                                910            35,781
     Conseco, Inc.*                                   1,410            22,560
     Endurance Specialty Holdings Ltd.                  290            12,050
     Erie Indemnity Co. Class A                         230            14,060
     Everest Re Group, Ltd.                             190            20,946
     Fidelity National Financial, Inc.
       Class A                                          610            10,663
     First American Corp.                               390            14,282
     Genworth Financial, Inc. Class A                 2,310            70,986
     Hartford Financial Services
       Group, Inc.                                    2,185           202,222
     HCC Insurance Holdings, Inc.                       210             6,014
     Lincoln National Corp.                             570            37,603
     Loews Corp.                                     32,480         1,570,408
     Markel Corp.*                                       30            14,520
     Marsh & McLennan Cos., Inc.                      1,540            39,270
     Mercury General Corp.                              340            18,336
     MetLife, Inc.                                    2,780           193,849
     Nationwide Financial Services,
       Inc. Class A                                     530            28,525
     Old Republic International Corp.                 1,590            29,797
     PartnerRe, Ltd.                                    250            19,747
     Principal Financial Group, Inc.                  1,110            70,030
     Protective Life Corp.                              380            16,127
     Prudential Financial, Inc.                       1,080           105,386
     Reinsurance Group of America, Inc.                 290            16,440
     RenaissanceRe Holdings, Ltd.                       240            15,698
     SAFECO Corp.                                       320            19,590
     StanCorp Financial Group, Inc.                      30             1,485
     The Allstate Corp.                               9,235           528,150
     The Hanover Insurance Group, Inc.                  280            12,373
     The Progressive Corp.                            1,810            35,132
     The Travelers Cos., Inc.                        50,340         2,534,116
     Torchmark Corp.                                    120             7,478
     TransAtlantic Holdings, Inc.                       310            21,802
     Unitrin, Inc.                                      110             5,455
     UnumProvident Corp.                              1,640            40,131
     W.R. Berkley Corp.                                 710            21,037
     XL Capital, Ltd. - Class A                         970            76,824
                                                                 ------------
                                                                   11,018,940
                                                                 ------------
     REAL ESTATE INVESTMENT TRUSTS -- 0.2%
     AMB Property Corp.                                  40             2,392
     Annaly Capital Management, Inc.                  1,110            17,682
     Apartment Investment &
       Management Co. - Class A                         320            14,442
     Boston Properties, Inc.                            320            33,248


                                                    SHARES           VALUE
                                                   --------      ------------
     Brandywine Realty Trust                            470      $     11,896
     BRE Properties, Inc. - Class A                     130             7,271
     Camden Property Trust                              150             9,638
     CBL & Associates, Inc.                             410            14,370
     Developers Diversified Realty Corp.                260            14,526
     Douglas Emmett, Inc.                               320             7,914
     Duke Realty Corp.                                  420            14,200
     Equity Residential                                 670            28,381
     Essex Property Trust, Inc.                          50             5,879
     Federal Realty Investment Trust                    160            14,176
     General Growth Properties, Inc.                    510            27,346
     Health Care Property Investors,
       Inc.                                             420            13,931
     Health Care REIT, Inc.                             340            15,042
     Hospitality Properties Trust                       530            21,544
     Host Hotels & Resorts, Inc.                        300             6,732
     iStar Financial, Inc.                              410            13,936
     Kimco Realty Corp.                                 440            19,892
     Liberty Property Trust                             390            15,682
     Mack-Cali Realty Corp.                             160             6,576
     Plum Creek Timber Co., Inc.                        820            36,703
     ProLogis                                           400            26,540
     Public Storage, Inc.                               300            23,595
     Rayonier, Inc.                                      80             3,843
     Regency Centers Corp.                               70             5,373
     Simon Property Group, Inc.                         490            49,000
     SL Green Realty                                    100            11,677
     Taubman Centers, Inc.                              230            12,593
     The Macerich Co.                                   200            17,516
     UDR, Inc.                                          500            12,160
     Vencor, Inc.                                       140             5,796
     Vornado Realty Trust                               150            16,402
                                                                 ------------
                                                                      557,894
                                                                 ------------
     REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
     CB Richard Ellis Group, Inc.
       Class A*                                         200             5,568
     Jones Lang LaSalle, Inc.                            70             7,193
     The St. Joe Co.                                    240             8,067
                                                                 ------------
                                                                       20,828
                                                                 ------------
     THRIFTS & MORTGAGE FINANCE -- 1.1%
     Astoria Financial Corp.                            700            18,571
     Capitol Federal Financial                           40             1,368
     Countrywide Financial Corp.                      6,340           120,524
     Fannie Mae                                      20,700         1,258,767
     Freddie Mac                                     19,920         1,175,479
     Hudson City Bancorp, Inc.                        1,860            28,607
     Indymac Mortgage Holdings, Inc.                    520            12,277
     New York Community Bancorp, Inc.                 1,500            28,575
     Sovereign Bancorp, Inc.                            360             6,134
     Washington Federal, Inc.                         2,240            58,823
     Washington Mutual, Inc.                          5,833           205,963
                                                                 ------------
                                                                    2,915,088
                                                                 ------------
   TOTAL FINANCIALS                                                37,840,108
                                                                 ------------

   HEALTH CARE -- 10.0%
     BIOTECHNOLOGY -- 0.5%
     Amgen, Inc.*                                     5,745           324,995
     Amylin Pharmaceuticals, Inc.*                      170             8,500
     Biogen Idec, Inc.*                               5,950           394,663
     Genentech, Inc.*                                   110             8,582

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------      ------------
     Genzyme Corp.*                                     250      $     15,490
     Gilead Sciences, Inc.*                          13,680           559,102
                                                                 ------------
                                                                    1,311,332
                                                                 ------------
     HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
     Advanced Medical Optics, Inc.*                     220             6,730
     Baxter International, Inc.                       3,575           201,201
     Becton, Dickinson, & Co.                           380            31,179
     Boston Scientific Corp.*                         1,480            20,646
     C.R. Bard, Inc.                                     10               882
     Covidien Ltd.                                   15,047           624,450
     Dentsply International, Inc.                       970            40,391
     Gen-Probe, Inc.*                                   300            19,974
     Hillenbrand Industries, Inc.                     9,610           528,742
     Hospira, Inc.*                                     190             7,875
     IDEXX Laboratories, Inc.*                          100            10,959
     Medtronic, Inc.                                 11,441           645,387
     St. Jude Medical, Inc.*                            380            16,747
     Stryker Corp.                                   25,620         1,761,631
     Varian Medical Systems, Inc.*                      210             8,797
     Zimmer Holdings, Inc.*                              70             5,669
                                                                 ------------
                                                                    3,931,260
                                                                 ------------
     HEALTH CARE PROVIDERS & SERVICES -- 2.0%
     Aetna, Inc.                                     16,090           873,204
     AmerisourceBergen Corp.                         23,230         1,053,016
     Brookdale Senior Living, Inc.                      180             7,166
     Cardinal Health, Inc.                           11,080           692,832
     CIGNA Corp.                                      1,887           100,558
     Community Health Systems, Inc.*                    170             5,345
     Coventry Health Care, Inc.*                      7,790           484,616
     DaVita, Inc.*                                       80             5,054
     Express Scripts, Inc. - Class A*                   320            17,862
     Health Management Associates, Inc.
       Class A                                        1,630            11,312
     Health Net, Inc.*                                  220            11,891
     Henry Schein, Inc.*                                 40             2,434
     Humana, Inc.*                                      260            18,169
     Laboratory Corp. of America
       Holdings*                                         60             4,694
     Lifepoint Hospitals, Inc.*                         130             3,901
     Lincare Holdings, Inc.*                            250             9,163
     McKesson Corp.                                   9,410           553,214
     Medco Health Solutions, Inc.*                      550            49,715
     Omnicare, Inc.                                     290             9,608
     Patterson Cos., Inc.*                               80             3,089
     Pediatrix Medical Group, Inc.*                     290            18,972
     PharMerica Corp.*                                1,900            28,348
     Quest Diagnostics, Inc.                            280            16,176
     UnitedHealth Group, Inc.                        24,670         1,194,768
     Universal Health Services, Inc. -
       Class B                                           60             3,265
     Wellcare Health Plans, Inc.*                        10             1,054
     WellPoint, Inc.*                                   820            64,714
                                                                 ------------
                                                                    5,244,140
                                                                 ------------
     HEALTH CARE TECHNOLOGY -- 0.0%
     IMS Health, Inc.                                   110             3,370
                                                                 ------------
     LIFE SCIENCES TOOLS & SERVICES -- 0.7%
     Applera Corp. - Applied Biosystems
       Group                                            240             8,314
     Covance, Inc.*                                     110             8,569
     Invitrogen Corp.*                                  100             8,173


                                                    SHARES           VALUE
                                                   --------      ------------
     Pharmaceutical Product
       Development, Inc.                                180      $      6,379
     Thermo Electron Corp.*                          32,600         1,881,672
     Waters Corp.*                                      220            14,722
                                                                 ------------
                                                                    1,927,829
                                                                 ------------
     PHARMACEUTICALS -- 5.3%
     Abbott Laboratories                             50,471         2,706,255
     Allergan, Inc.                                  26,520         1,709,744
     Barr Pharmaceuticals, Inc.*                     12,780           727,310
     Bristol-Myers Squibb Co.                        13,410           386,476
     Eli Lilly & Co.                                  2,320           132,078
     Endo Pharmaceuticals Holdings,
       Inc.*                                            310             9,613
     Forest Laboratories, Inc.*                         260             9,695
     Johnson & Johnson                               46,121         3,030,150
     King Pharmaceuticals, Inc.*                        850             9,962
     Merck & Co., Inc.                               52,755         2,726,906
     Pfizer, Inc.                                    48,549         1,186,052
     Schering-Plough Corp.                           35,630         1,126,977
     Sepracor, Inc.*                                    190             5,225
     Watson Pharmaceuticals, Inc.*                      340            11,016
     Wyeth                                            1,610            71,726
                                                                 ------------
                                                                   13,849,185
                                                                 ------------
   TOTAL HEALTH CARE                                               26,267,116
                                                                 ------------

   INDUSTRIALS -- 8.2%
     AEROSPACE & DEFENSE -- 1.7%
     Alliant Techsystems, Inc.*                         190            20,767
     General Dynamics Corp.                           2,036           171,981
     Goodrich Corp.                                     270            18,422
     Honeywell International, Inc.                    4,869           289,559
     L-3 Communications Holdings, Inc.                  150            15,321
     Lockheed Martin Corp.                            3,710           402,498
     Northrop Grumman Corp.                          21,380         1,667,640
     Precision Castparts Corp.                           40             5,919
     Raytheon Co.                                     2,646           168,868
     Rockwell Collins, Inc.                             280            20,451
     Spirit Aerosystems Holdings, Inc. -
       Class A*                                         140             5,452
     The Boeing Co.                                   4,481           470,460
     United Technologies Corp.                       14,908         1,199,796
                                                                 ------------
                                                                    4,457,134
                                                                 ------------
     AIR FREIGHT & LOGISTICS -- 0.5%
     C.H. Robinson Worldwide, Inc.                      140             7,601
     Expeditors International
       Washington, Inc.                                 170             8,041
     FedEx Corp.                                      1,259           131,880
     United Parcel Service, Inc. -
       Class B                                       15,202         1,141,670
                                                                 ------------
                                                                    1,289,192
                                                                 ------------
     AIRLINES -- 0.1%
     Continental Airlines, Inc. -
       Class B*                                         200             6,606
     Delta Airlines Co.*                                360             6,462
     Southwest Airlines Co.                           9,360           138,528
     UAL Corp.*                                         400            18,612
     US Airways Group, Inc.*                            220             5,775
                                                                 ------------
                                                                      175,983
                                                                 ------------
     BUILDING PRODUCTS -- 0.0%
     American Standard Cos., Inc.                       430            15,316
     Lennox International, Inc.                          10               338

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------      ------------
     Masco Corp.                                      1,240      $     28,731
                                                                 ------------
                                                                       44,385
                                                                 ------------
     COMMERCIAL SERVICES & SUPPLIES -- 0.2%
     Allied Waste Industries, Inc.*                     650             8,288
     Avery Dennison Corp.                               280            15,966
     ChoicePoint, Inc.*                                 170             6,446
     Cintas Corp.                                       330            12,243
     Equifax, Inc.                                       20               762
     HNI Corp.                                           90             3,240
     Manpower, Inc.                                     150             9,653
     Monster Worldwide, Inc.*                           180             6,131
     Pitney Bowes, Inc.                               1,100            49,962
     R.R. Donnelley & Sons Co.                           90             3,290
     Republic Services, Inc.                            330            10,794
     Robert Half International, Inc.                    290             8,659
     Steelcase, Inc. - Class A                           20               360
     The Brink's Co.                                     80             4,470
     The Corporate Executive Board Co.                   70             5,197
     The Dun & Bradstreet Corp.                          70             6,903
     Waste Management, Inc.                           9,660           364,568
                                                                 ------------
                                                                      516,932
                                                                 ------------
     CONSTRUCTION & ENGINEERING -- 0.2%
     Fluor Corp.                                      4,220           607,596
     Jacobs Engineering Group, Inc.*                    110             8,314
     KBR, Inc.*                                          60             2,326
     Quanta Services, Inc.*                             270             7,141
                                                                 ------------
                                                                      625,377
                                                                 ------------
     ELECTRICAL EQUIPMENT -- 1.1%
     Cooper Industries, Ltd. - Class A                  230            11,751
     Emerson Electric Co.                            52,800         2,810,016
     Hubbell, Inc. - Class B                             50             2,856
     Rockwell Automation, Inc.                          975            67,772
     Roper Industries, Inc.                              90             5,895
                                                                 ------------
                                                                    2,898,290
                                                                 ------------
     INDUSTRIAL CONGLOMERATES -- 2.8%
     3M Co.                                           4,546           425,415
     Carlisle Cos., Inc.                                 80             3,888
     General Electric Co.                           144,941         6,000,558
     Textron, Inc.                                      540            33,593
     Tyco International Ltd.                         19,127           848,091
     Walter Industries, Inc.                             70             1,883
                                                                 ------------
                                                                    7,313,428
                                                                 ------------
     MACHINERY -- 1.4%
     Caterpillar, Inc.                               26,040         2,042,317
     Cummins, Inc.                                    4,660           595,968
     Danaher Corp.                                      220            18,196
     Deere & Co.                                        260            38,589
     Eaton Corp.                                        350            34,664
     Flowserve Corp.                                     30             2,285
     Gardner Denver, Inc.*                              150             5,850
     Graco, Inc.                                        280            10,951
     Harsco Corp.                                        70             4,149
     IDEX Corp.                                         210             7,642
     Illinois Tool Works, Inc.                        1,050            62,622
     Ingersoll Rand Co. Ltd. - Class A                  220            11,984
     ITT Industries, Inc.                               260            17,662
     Joy Global, Inc.                                    90             4,577
     Kennametal, Inc.                                    50             4,199
     Lincoln Electric Holdings, Inc.                    130            10,089

                                                    SHARES           VALUE
                                                   --------      ------------
     Oshkosh Truck Corp.                                 80      $      4,958
     PACCAR, Inc.                                     7,100           605,275
     Pall Corp.                                          80             3,112
     Parker Hannifin Corp.                              290            32,431
     Pentair, Inc.                                      400            13,272
     Terex Corp.*                                       110             9,792
     The Manitowoc Co., Inc.                             40             1,771
     The Timken Co.                                     220             8,173
     The Toro Co.                                       230            13,531
                                                                 ------------
                                                                    3,564,059
                                                                 ------------
     MARINE -- 0.0%
     Kirby Corp.*                                        40             1,766
                                                                 ------------
     ROAD & RAIL -- 0.2%
     Avis Budget Group, Inc.*                           440            10,072
     Burlington Northern Santa Fe Corp.               1,621           131,576
     Con-way, Inc.                                      110             5,060
     CSX Corp.                                          330            14,101
     Hertz Global Holdings, Inc.*                     1,170            26,582
     JB Hunt Transport Services, Inc.                    10               263
     Landstar System, Inc.                              100             4,197
     Norfolk Southern Corp.                           1,898            98,525
     Ryder Systems, Inc.                                310            15,190
     Union Pacific Corp.                              2,360           266,822
                                                                 ------------
                                                                      572,388
                                                                 ------------
     TRADING COMPANIES & DISTRIBUTORS -- 0.0%
     Fastenal Co.                                        50             2,271
     GATX Corp.                                         160             6,840
     MSC Industrial Direct Co., Inc. -
       Class A                                          270            13,659
     W.W. Grainger, Inc.                                200            18,238
     WESCO International, Inc.*                         280            12,023
                                                                 ------------
                                                                       53,031
                                                                 ------------
   TOTAL INDUSTRIALS                                               21,511,965
                                                                 ------------

   INFORMATION TECHNOLOGY -- 15.5%
     COMMUNICATIONS EQUIPMENT -- 3.9%
     Ciena Corp.*                                       310            11,805
     Cisco Systems, Inc.*                           181,069         5,995,194
     Harris Corp.                                        30             1,734
     JDS Uniphase Corp.*                                640             9,574
     Juniper Networks, Inc.*                            470            17,207
     Motorola, Inc.                                   3,900            72,267
     QUALCOMM, Inc.                                  58,370         2,466,716
     Research in Motion Ltd.*                        17,400         1,714,770
     Tellabs, Inc.*                                   1,650            15,708
                                                                 ------------
                                                                   10,304,975
                                                                 ------------
     COMPUTERS & PERIPHERALS -- 5.3%
     Apple Computer, Inc.*                           30,328         4,656,561
     Dell, Inc.*                                     12,122           334,567
     EMC Corp.*                                      10,544           219,315
     Hewlett-Packard Co.                             96,263         4,792,935
     International Business Machines
       Corp.                                         30,528         3,596,198
     Lexmark International Group, Inc. -
       Class A*                                         360            14,951
     NCR Corp.*                                       2,080           103,584
     QLogic Corp.*                                      120             1,614
     SanDisk Corp.*                                     420            23,142
     Seagate Technology                                 710            18,162
     Sun Microsystems, Inc.*                          2,650            14,866

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------      ------------
     Western Digital Corp.*                              30      $        760
                                                                 ------------
                                                                   13,776,655
                                                                 ------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.0%
     Arrow Electronics, Inc.*                           140             5,953
     Avnet, Inc.*                                       470            18,734
     Ingram Micro, Inc. - Class A*                      520            10,197
     Jabil Circuit, Inc.                                400             9,136
     Mettler-Toledo International, Inc.*                 80             8,160
     Tyco Electronics Ltd.                              660            23,384
                                                                 ------------
                                                                       75,564
                                                                 ------------
     INTERNET SOFTWARE & SERVICES -- 1.4%
     eBay, Inc.*                                        690            26,924
     Google, Inc. - Class A*                          6,390         3,624,856
     VeriSign Inc.*                                     230             7,760
     Yahoo!, Inc.*                                    1,180            31,671
                                                                 ------------
                                                                    3,691,211
                                                                 ------------
     IT SERVICES -- 0.6%
     Accenture Ltd. - Class A                           920            37,030
     Automatic Data Processing, Inc.                    770            35,366
     Computer Sciences Corp.*                           310            17,329
     Electronic Data Systems Corp.                      260             5,678
     Fidelity National Information
       Services, Inc.                                   740            32,834
     Fiserv, Inc.*                                      170             8,646
     Global Payments, Inc.                              280            12,382
     Mastercard, Inc.                                    40             5,919
     Paychex, Inc.                                   31,223         1,280,143
     The Western Union Co.                            1,280            26,842
     Total System Services, Inc.                        130             3,611
                                                                 ------------
                                                                    1,465,780
                                                                 ------------
     OFFICE ELECTRONICS -- 0.4%
     Xerox Corp.*                                    54,594           946,660
                                                                 ------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
     Altera Corp.                                       100             2,408
     Analog Devices, Inc.                               590            21,334
     Applied Materials, Inc.                         68,400         1,415,880
     Broadcom Corp. - Class A*                          150             5,466
     Cree, Inc.*                                        510            15,861
     Cypress Semiconductor Corp.*                        60             1,753
     Intel Corp.                                     92,265         2,385,973
     KLA-Tencor Corp.                                   120             6,693
     Lam Research Corp.*                                230            12,250
     LSI Logic Corp.*                                   490             3,636
     Marvell Technology Group Ltd.*                     400             6,548
     MEMC Electronic Materials, Inc.*                   110             6,475
     Microchip Technology, Inc.                         220             7,990
     National Semiconductor Corp.                       170             4,610
     Novellus Systems, Inc.*                             80             2,181
     NVIDIA Corp.*                                      780            28,267
     Texas Instruments, Inc.                         13,705           501,466
     Xilinx, Inc.                                       570            14,900
                                                                 ------------
                                                                    4,443,691
                                                                 ------------
     SOFTWARE -- 2.2%
     Adobe Systems, Inc.*                               450            19,647
     Autodesk, Inc.*                                    160             7,995
     BEA Systems, Inc.*                                 940            13,038
     CA, Inc.                                         1,180            30,349
     Cadence Design Systems, Inc.*                      340             7,545
     Citrix Systems, Inc.*                              370            14,918


                                                    SHARES           VALUE
                                                   --------      ------------
     Compuware Corp.*                                 1,530      $     12,271
     Electronic Arts, Inc.*                          18,730         1,048,693
     Intuit, Inc.*                                      600            18,180
     McAfee, Inc.*                                      210             7,323
     Microsoft Corp.                                 68,175         2,008,435
     NAVTEQ Corp.*                                      160            12,475
     Oracle Corp.*                                   99,278         2,149,369
     Symantec Corp.*                                 27,850           539,733
                                                                 ------------
                                                                    5,889,971
                                                                 ------------
   TOTAL INFORMATION TECHNOLOGY                                    40,594,507
                                                                 ------------

   MATERIALS -- 1.3%
     CHEMICALS -- 0.6%
     Air Products & Chemicals, Inc.                     380            37,149
     Airgas, Inc.                                        70             3,614
     Albemarle Corp.                                     70             3,094
     Ashland, Inc.                                      370            22,278
     Celanese Corp.                                     440            17,151
     Cytec Industries, Inc.                              50             3,420
     E.I. DuPont de Nemours & Co.                     5,908           292,800
     Eastman Chemical Co.                               250            16,683
     Ecolab, Inc.                                    12,600           594,720
     International Flavors &
       Fragrances, Inc.                                  50             2,643
     Monsanto Co.                                       580            49,729
     PPG Industries, Inc.                               560            42,308
     Praxair, Inc.                                      420            35,179
     Rohm & Haas Co.                                    480            26,722
     Sigma-Aldrich Corp.                                380            18,521
     The Dow Chemical Co.                             6,589           283,722
     The Lubrizol Corp.                                  50             3,253
     The Valspar Corp.                                  180             4,898
     Valhi, Inc.                                         20               475
                                                                 ------------
                                                                    1,458,359
                                                                 ------------
     CONSTRUCTION MATERIALS -- 0.3%
     Cemex S.A. de C.V. Sponsored ADR*               21,563           645,165
     Eagle Materials, Inc.                               90             3,217
     Martin Marietta Materials Corp.                     30             4,006
     Vulcan Materials Co.                                40             3,566
                                                                 ------------
                                                                      655,954
                                                                 ------------
     CONTAINERS & PACKAGING -- 0.0%
     Ball Corp.                                          50             2,688
     Bemis Co., Inc.                                    370            10,771
     Crown Holdings, Inc.*                               40               910
     Sealed Air Corp.                                   380             9,713
     Sonoco Products Co.                                 30               905
     Temple-Inland, Inc.                                300            15,789
                                                                 ------------
                                                                       40,776
                                                                 ------------
     METALS & MINING -- 0.3%
     Alcoa, Inc.*                                    16,567           648,101
     Allegheny Technologies, Inc.                       428            47,059
     Carpenter Technology Corp.                          50             6,500
     Cleveland-Cliffs, Inc.                              80             7,038
     Commercial Metals Co.                               20               633
     Freeport-McMoRan Copper &
       Gold, Inc. - Class B                             510            53,494
     Newmont Mining Corp.                               150             6,709
     Nucor Corp.                                        590            35,087
     Reliance Steel & Aluminum Co.                       50             2,827
     Southern Copper Corp.                              520            64,392
     Steel Dynamics, Inc.                               230            10,741

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------      ------------
     United States Steel Corp.                          160      $     16,950
                                                                 ------------
                                                                      899,531
                                                                 ------------
     PAPER & FOREST PRODUCTS -- 0.1%
     International Paper Co.                          2,652            95,127
     MeadWestvaco Corp.                                 120             3,544
     Weyerhaeuser Co.                                 1,333            96,376
                                                                 ------------
                                                                      195,047
                                                                 ------------
   TOTAL MATERIALS                                                  3,249,667
                                                                 ------------

   TELECOMMUNICATION SERVICES -- 3.0%
     DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
     AT&T, Inc.                                      48,962         2,071,582
     CenturyTel, Inc.                                40,820         1,886,701
     Citizens Communications Co.                      2,020            28,926
     Embarq Corp.                                        90             5,004
     Neustar, Inc.*                                     250             8,573
     Qwest Communications
       International, Inc.*                          65,600           600,896
     Verizon Communications, Inc.                    22,446           993,909
     Windstream Corp.                                 1,770            24,992
                                                                 ------------
                                                                    5,620,583
                                                                 ------------
     WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
     Alltel Corp.                                    27,600         1,923,168
     Crown Castle International Corp.*                  990            40,224
     Sprint Nextel Corp.                             16,137           306,603
     Telephone & Data Systems, Inc.                     240            16,020
                                                                 ------------
                                                                    2,286,015
                                                                 ------------
   TOTAL TELECOMMUNICATION SERVICES                                 7,906,598
                                                                 ------------

   UTILITIES -- 1.7%
     ELECTRIC UTILITIES -- 1.1%
     American Electric Power Co., Inc.               21,931         1,010,580
     DPL, Inc.                                          620            16,281
     Duke Energy Corp.                                4,440            82,984
     Edison International Co.                           550            30,498
     Entergy Corp.                                    2,307           249,825
     Exelon Corp.                                    14,802         1,115,479
     FirstEnergy Corp.                                  560            35,470
     FPL Group, Inc.                                    730            44,442
     Great Plains Energy, Inc.                          690            19,879
     Northeast Utilities Co.                            350            10,000
     Pepco Holdings, Inc.                               600            16,248
     PPL Corp.                                          810            37,503
     Progress Energy, Inc.                              950            44,507
     The Southern Co.                                 5,625           204,075
                                                                 ------------
                                                                    2,917,771
                                                                 ------------
     GAS UTILITIES -- 0.0%
     Equitable Resources, Inc.                          310            16,080
     National Fuel Gas Co.                              360            16,852
     ONEOK, Inc.                                        280            13,272
     Questar Corp.                                      280            14,708
     UGI Corp.                                          130             3,377
                                                                 ------------
                                                                       64,289
                                                                 ------------
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
     AES Corp.*                                       3,271            65,551
     Constellation Energy Group, Inc.                   330            28,310
     Dynegy, Inc. - Class A*                            170             1,571
     Mirant Corp.*                                   12,800           520,704
                                                                 ------------
                                                                      616,136
                                                                 ------------


                                                    SHARES           VALUE
                                                   --------      ------------
     MULTI-UTILITIES -- 0.4%
     Alliant Energy Corp.                            12,070      $    462,522
     Ameren Corp.                                       900            47,250
     CenterPoint Energy, Inc.                           560             8,977
     Consolidated Edison, Inc.                        1,010            46,763
     Dominion Resources, Inc.                         1,020            85,986
     DTE Energy Co.                                     540            26,158
     Integrys Energy Group, Inc.                        210            10,758
     MDU Resources Group, Inc.                           70             1,949
     NiSource, Inc.                                     690            13,207
     NSTAR                                              430            14,968
     PG&E Corp.                                         480            22,944
     Public Service Enterprise Group,
       Inc.                                             620            54,554
     Puget Energy, Inc.                                 490            11,990
     SCANA Corp.                                        440            17,046
     Sempra Energy Co.                                  230            13,368
     TECO Energy, Inc.                                1,400            23,002
     Vectren Corp.                                      120             3,275
     Wisconsin Energy Corp.                             280            12,608
     Xcel Energy, Inc.                                  830            17,878
                                                                 ------------
                                                                      895,203
                                                                 ------------
   TOTAL UTILITIES                                                  4,493,399
                                                                 ------------

   TOTAL COMMON STOCK
     (Cost $181,921,602)                                          211,278,387
                                                                 ------------

EXCHANGE-TRADED FUNDS -- 18.6%
     iShares Russell 1000 Growth
       Index Fund
       (Cost $42,233,944)                           791,974        48,888,555
                                                                 ------------

SHORT-TERM INVESTMENTS -- 0.8%
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Series                       1,021,944         1,021,944
     BlackRock Liquidity Funds
       TempFund Portfolio -
       Institutional Series                       1,021,942         1,021,942
                                                                 ------------

   TOTAL SHORT-TERM INVESTMENTS
     (Cost $2,043,886)                                              2,043,886
                                                                 ------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $226,199,432)+                                         $262,210,828
                                                                 ============

ADR - American Depository Receipt
*     Non-income producing security.
+ The cost for Federal income tax purposes is $227,728,892. At September 30, 2007 net unrealized appreciation was $34,481,936. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $37,714,475, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,232,539.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
COMMON STOCK -- 84.1%
   CONSUMER DISCRETIONARY -- 12.5%
     AUTO COMPONENTS -- 0.1%
     Autoliv, Inc.                                      138       $     8,246
     BorgWarner, Inc.                                    64             5,858
     Gentex Corp.                                       337             7,225
     The Goodyear Tire & Rubber Co.*                    274             8,332
     TRW Automotive Holdings Corp.*                      30               950
     Wabco Holdings, Inc.                                70             3,273
                                                                  -----------
                                                                       33,884
                                                                  -----------
     AUTOMOBILES -- 0.3%
     Ford Motor Co.*                                 10,730            91,098
     Harley-Davidson, Inc.                              559            25,831
     Thor Industries, Inc.                               36             1,620
                                                                  -----------
                                                                      118,549
                                                                  -----------
     DISTRIBUTORS -- 0.4%
     Genuine Parts Co.                                  240            12,000
     LKQ Corp.*                                       4,150           144,461
                                                                  -----------
                                                                      156,461
                                                                  -----------
     DIVERSIFIED CONSUMER SERVICES -- 1.0%
     Apollo Group, Inc. - Class A*                    1,728           103,939
     Career Education Corp.*                            200             5,598
     H&R Block, Inc.                                    546            11,564
     ITT Educational Services, Inc.*                     47             5,720
     Service Corp. International                        140             1,806
     Strayer Education, Inc.                          1,600           269,808
     Weight Watchers International, Inc.                121             6,965
                                                                  -----------
                                                                      405,400
                                                                  -----------
     HOTELS, RESTAURANTS, & LEISURE -- 2.5%
     Boyd Gaming Corp.                                  125             5,356
     Brinker International, Inc.                        192             5,268
     Burger King Holdings, Inc.                          74             1,886
     Choice Hotels International, Inc.                  134             5,048
     Darden Restaurants, Inc.                         2,914           121,980
     Gaylord Entertainment Co. -
       Class A*                                       2,650           141,033
     Harrah's Entertainment, Inc.                       118            10,258
     Hilton Hotels Corp.                                453            21,060
     International Game Technology                      637            27,455
     International Speedway Corp. -
       Class A                                           50             2,293
     Jack in the Box, Inc.*                           3,850           249,634
     Life Time Fitness, Inc.*                         4,250           260,695
     Orient-Express Hotels Ltd.                          47             2,410
     Panera Bread Co. - Class A*                         20               816
     Penn National Gaming, Inc.                          85             5,017
     Royal Caribbean Cruises, Ltd.                      170             6,635
     Scientific Games Corp.*                             76             2,858
     Starwood Hotels & Resorts
       Worldwide, Inc.                                  410            24,907
     Station Casinos, Inc.                               27             2,362
     The Cheesecake Factory, Inc.*                      183             4,295
     Tim Hortons, Inc.                                  221             7,702
     Wendy's International, Inc.                        211             7,366
     Wyndham Worldwide Corp.                            315            10,319
     Wynn Resorts Ltd.                                  129            20,325


                                                    SHARES           VALUE
                                                   --------       -----------
     Yum! Brands, Inc.                                  939       $    31,766
                                                                  -----------
                                                                      978,745
                                                                  -----------
     HOUSEHOLD DURABLES -- 0.8%
     Black & Decker Corp.                               147            12,245
     Centex Corp.                                       127             3,374
     D.R. Horton, Inc.                                  400             5,124
     Fortune Brands, Inc.                               130            10,594
     Garmin Ltd.                                      1,614           192,712
     Harman International Industries,
       Inc.                                              76             6,576
     Jarden Corp.*                                       50             1,547
     KB Home Co.                                        170             4,260
     Leggett & Platt, Inc.                              290             5,556
     Lennar Corp. - Class A                             270             6,115
     M.D.C. Holdings, Inc.                               50             2,047
     Mohawk Industries, Inc.*                            60             4,878
     Newell Rubbermaid, Inc.                            578            16,658
     NVR, Inc.*                                          24            11,286
     Pulte Corp.                                        307             4,178
     Ryland Group, Inc.                                 100             2,143
     Snap-On, Inc.                                       80             3,963
     The Stanley Works                                  151             8,476
     Toll Brothers, Inc.*                               150             2,999
     Whirlpool Corp.                                    146            13,009
                                                                  -----------
                                                                      317,740
                                                                  -----------
     INTERNET & CATALOG RETAIL -- 0.6%
     Expedia, Inc.*                                     182             5,802
     IAC/Interactive Corp.*                             243             7,210
     Liberty Media Corp. - Interactive*                 539            10,354
     Nutri System, Inc.*                                 40             1,876
     Priceline.com, Inc.*                             2,400           213,000
                                                                  -----------
                                                                      238,242
                                                                  -----------
     LEISURE EQUIPMENT & PRODUCTS -- 0.1%
     Brunswick Corp.                                    290             6,629
     Eastman Kodak Co.                                  570            15,253
     Hasbro, Inc.                                       202             5,632
     Mattel, Inc.                                       625            14,663
     Pool Corp.                                         187             4,671
                                                                  -----------
                                                                       46,848
                                                                  -----------
     MEDIA -- 2.1%
     Cablevision Systems New York Group -
       Class A*                                          84             2,935
     Central European Media Enterprises
       Ltd.*                                             36             3,302
     CTC Media, Inc.*                                    61             1,340
     Discovery Holding Co. - Class A*                   287             8,280
     Dow Jones & Co., Inc.                               69             4,119
     DreamWorks Animation - Class A*                     60             2,005
     EchoStar Communications Corp. -
       Class A*                                         442            20,690
     Gannett Co., Inc.                                4,530           197,961
     Getty Images, Inc.*                                 88             2,450
     Harte-Hanks, Inc.                                  110             2,165
     Hearst-Argyle Television, Inc.                     270             7,009
     Idearc, Inc.                                        20               629
     John Wiley & Sons, Inc. - Class A                3,029           136,093
     Lamar Advertising Co. Class A*                     126             6,170
     Lee Enterprises, Inc.                            9,025           140,519

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Liberty Global, Inc.*                              337       $    13,824
     Liberty Media Corp. - Capital                       10             1,248
     Meredith Corp.*                                    116             6,647
     R.H. Donnelley Corp.*                               40             2,241
     Regal Entertainment Group - Class A              1,393            30,576
     Sirius Satellite Radio, Inc.*                    1,697             5,923
     The E.W. Scripps Co. Class A                       140             5,880
     The Interpublic Group of Cos.,
       Inc.*                                            547             5,678
     The McClatchy Co. - Class A                         60             1,199
     The New York Times Co. Class A                     292             5,770
     The Washington Post Co.                             20            16,056
     Tribune Co.                                      6,010           164,193
     Warner Music Group Corp.                           184             1,858
     Xm Satellite Radio Holdings, Inc.*                 332             4,704
                                                                  -----------
                                                                      801,464
                                                                  -----------
     MULTILINE RETAIL -- 1.2%
     Big Lots, Inc.*                                  9,981           297,833
     Dillard's, Inc. - Class A                          100             2,183
     Dollar Tree Stores, Inc.*                          113             4,581
     Family Dollar Stores, Inc.                         306             8,127
     J.C. Penney Co., Inc.                            1,853           117,425
     Nordstrom, Inc.                                    419            19,647
     Saks, Inc.                                         141             2,418
                                                                  -----------
                                                                      452,214
                                                                  -----------
     SPECIALTY RETAIL -- 2.1%
     Abercrombie & Fitch Co.                            182            14,687
     Advance Auto Parts, Inc.                           184             6,175
     American Eagle Outfitters, Inc.                    346             9,103
     AnnTaylor Stores Corp.*                            115             3,642
     AutoNation, Inc.*                                  190             3,367
     AutoZone, Inc.*                                  2,314           268,748
     Barnes & Noble, Inc.                                65             2,292
     Bed Bath & Beyond, Inc.*                           492            16,787
     Carmax, Inc.*                                      252             5,123
     Chico's FAS, Inc.*                                 295             4,145
     Circuit City Stores, Inc.                          354             2,800
     Coldwater Creek, Inc.*                              50               543
     Dick's Sporting Goods, Inc.*                        47             3,156
     DSW, Inc.*                                       2,500            62,925
     Foot Locker, Inc.                                  170             2,606
     GameStop Corp. - Class A*                          183            10,312
     Guess?, Inc.                                        63             3,089
     Limited Brands, Inc.                               829            18,976
     O'Reilly Automotive, Inc.*                         133             4,444
     Office Depot, Inc.*                              7,989           164,733
     OfficeMax, Inc.                                    161             5,518
     Penske Auto Group, Inc.                             20               405
     PetSmart, Inc.                                     199             6,348
     RadioShack Corp.                                   281             5,805
     Ross Stores, Inc.                                  252             6,461
     The Gap, Inc.                                      810            14,936
     The Sherwin-Williams Co.                         1,789           117,555
     The TJX Cos., Inc.                               1,089            31,657
     Tiffany & Co.                                      218            11,412
     Tractor Supply Co.*                                 80             3,687
     TravelCenters of America LLC*                       28               913
     Urban Outfitters, Inc.*                            132             2,878


                                                    SHARES           VALUE
                                                   --------       -----------
     Williams-Sonoma, Inc.                              196       $     6,394
                                                                  -----------
                                                                      821,622
                                                                  -----------
     TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
     Coach, Inc.*                                       522            24,675
     Crocs, Inc.*                                     2,693           181,104
     Hanesbrands, Inc.*                                 112             3,143
     Jones Apparel Group, Inc.                          210             4,437
     Liz Claiborne, Inc.                                 99             3,399
     Phillips-Van Heusen Corp.                        2,735           143,533
     Polo Ralph Lauren Corp. - Class A                  971            75,495
     The Timberland Co. - Class A*                    3,020            57,259
     V.F. Corp.                                         110             8,883
                                                                  -----------
                                                                      501,928
                                                                  -----------
   TOTAL CONSUMER DISCRETIONARY                                     4,873,097
                                                                  -----------

   CONSUMER STAPLES -- 4.7%
     BEVERAGES -- 1.7%
     Brown-Forman Corp. - Class B                       174            13,034
     Coca-Cola Enterprises, Inc.                      8,450           204,659
     Constellation Brands, Inc.*                        100             2,421
     Hansen Natural Corp.*                               79             4,478
     Molson Coors Brewing Co. - Class B               4,085           407,152
     Pepsi Bottling Group, Inc.                         301            11,188
     PepsiAmericas, Inc.                                 90             2,920
                                                                  -----------
                                                                      645,852
                                                                  -----------
     FOOD & STAPLES RETAILING -- 0.6%
     Long's Drug Stores Corp.                         3,850           191,230
     Rite Aid Corp.*                                    350             1,617
     Safeway, Inc.                                      230             7,615
     SUPERVALU, Inc.                                    160             6,242
     The Kroger Co.                                      20               570
     Whole Foods Market, Inc.                           294            14,394
                                                                  -----------
                                                                      221,668
                                                                  -----------
     FOOD PRODUCTS -- 2.1%
     Bunge, Ltd.                                         50             5,373
     Cadbury Schweppes PLC, ADR                       2,170           100,948
     Campbell Soup Co.                                  615            22,755
     ConAgra Foods, Inc.                              6,880           179,774
     Corn Products International, Inc.                   20               917
     Dean Foods Co.                                     110             2,814
     General Mills, Inc.                              2,100           121,821
     H.J. Heinz Co.                                   2,843           131,347
     Hormel Foods Corp.                                  50             1,789
     McCormick & Co., Inc.                              216             7,770
     Sara Lee Corp.                                   2,036            33,981
     Smithfield Foods, Inc.*                            140             4,410
     The Hershey Foods Corp.                          3,608           167,447
     The J.M. Smucker Co.                                60             3,205
     Tyson Foods, Inc. - Class A                        270             4,820
     Wm. Wrigley Jr. Co.                                575            36,932
                                                                  -----------
                                                                      826,103
                                                                  -----------
     HOUSEHOLD PRODUCTS -- 0.1%
     Church & Dwight Co., Inc.                          112             5,268
     Energizer Holdings, Inc.*                          107            11,861
     The Clorox Co.                                     382            23,298
                                                                  -----------
                                                                       40,427
                                                                  -----------
     PERSONAL PRODUCTS -- 0.1%
     Alberto-Culver Co.                                  97             2,405
     Avon Products, Inc.                                931            34,940
     Estee Lauder Cos., Inc. - Class A                  297            12,611

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Herbalife, Ltd.                                     89       $     4,046
     NBTY, Inc.*                                        104             4,222
                                                                  -----------
                                                                       58,224
                                                                  -----------
     TOBACCO -- 0.1%
     Loews Corp. - Carolina Group.                      306            25,162
     UST, Inc.                                          328            16,269
                                                                  -----------
                                                                       41,431
                                                                  -----------
   TOTAL CONSUMER STAPLES                                           1,833,705
                                                                  -----------

   ENERGY -- 5.9%
     ENERGY EQUIPMENT & SERVICES -- 2.1%
     BJ Services Co.                                    531            14,098
     Cameron International Corp.*                       188            17,351
     Diamond Offshore Drilling, Inc.                    149            16,880
     Dresser-Rand Group, Inc.*                          350            14,948
     ENSCO International, Inc.                          211            11,837
     FMC Technologies, Inc.*                            152             8,764
     Global Industries, Ltd.*                           107             2,756
     GlobalSantaFe Corp.                                265            20,145
     Grant Prideco, Inc.*                               188            10,250
     Helmerich & Payne, Inc.                             60             1,970
     Nabors Industries, Ltd.*                         5,088           156,558
     National Oilwell Varco, Inc.*                      246            35,547
     Noble Corp.                                        392            19,228
     Oceaneering International, Inc.*                    74             5,609
     Patterson-UTI Energy, Inc.                          70             1,580
     Pride International, Inc.*                         183             6,689
     Rowan Cos., Inc.                                   182             6,658
     SEACOR Holdings, Inc.*                           1,350           128,385
     Smith International, Inc.                          313            22,348
     Superior Energy Services, Inc.*                     94             3,331
     TETRA Technologies, Inc.*                          125             2,642
     Tidewater, Inc.                                  4,578           287,682
     Unit Corp.*                                         42             2,033
     Weatherford International, Ltd.*                   392            26,335
                                                                  -----------
                                                                      823,624
                                                                  -----------
     OIL, GAS & CONSUMABLE FUELS -- 3.8%
     Alon USA Energy, Inc.                            4,400           148,632
     Arch Coal, Inc.                                    205             6,917
     Cabot Oil & Gas Corp.                              143             5,028
     Cheniere Energy, Inc.*                             109             4,269
     Chesapeake Energy Corp.                          4,868           171,646
     Cimarex Energy Co.                               4,650           173,212
     ConocoPhillips                                   1,370           120,245
     Consol Energy, Inc.                                282            13,141
     Denbury Resources, Inc.*                         6,570           293,613
     El Paso Corp.                                      490             8,315
     Forest Oil Corp.*                                   40             1,722
     Foundation Coal Holdings, Inc.                     122             4,782
     Frontier Oil Corp.                                 159             6,621
     Frontline, Ltd.                                    586            28,292
     Helix Energy Solutions Group, Inc.*                135             5,732
     Hess Corp.                                         190            12,641
     Holly Corp.                                         73             4,368
     Massey Energy Co.                                   95             2,073
     Murphy Oil Corp.                                   110             7,688
     Newfield Exploration Co.*                           20               963
     Noble Energy, Inc.                                  98             6,864
     Overseas Shipholding Group, Inc.                    90             6,915
     Peabody Energy Corp.                               378            18,095
     Pioneer Natural Resources Co.                       20               900


                                                    SHARES           VALUE
                                                   --------       -----------
     Plains Exploration & Production
       Co.*                                              50       $     2,211
     Quicksilver Resources, Inc.*                        98             4,611
     Range Resources Corp.                            6,082           247,294
     Southwestern Energy Co.*                           227             9,500
     Sunoco, Inc.                                       271            19,181
     Tesoro Corp.                                     2,469           113,623
     The Williams Cos., Inc.                            793            27,009
     Western Refining, Inc.                              20               812
                                                                  -----------
                                                                    1,476,915
                                                                  -----------
   TOTAL ENERGY                                                     2,300,539
                                                                  -----------

   FINANCIALS -- 15.1%
     CAPITAL MARKETS -- 3.1%
     A.G. Edwards, Inc.*                                 76             6,365
     Affiliated Managers Group, Inc.*                   515            65,668
     Allied Capital Corp.                               460            13,519
     American Capital Strategies, Ltd.                  310            13,246
     Ameriprise Financial, Inc.                          80             5,049
     BlackRock, Inc.                                     71            12,312
     E*TRADE Group, Inc.*                               736             9,612
     Eaton Vance Corp.                                   80             3,197
     Federated Investors, Inc.                          282            11,195
     GFI Group, Inc.*                                 3,700           318,644
     Investment Technology Group, Inc.*                 132             5,673
     Janus Capital Group, Inc.                          317             8,965
     Jefferies Group, Inc.                              120             3,340
     Lazard Ltd. - Class A                              110             4,664
     Legg Mason, Inc.                                   143            12,054
     Northern Trust Corp.                             3,846           254,874
     Nuveen Investments - Class A                        92             5,699
     Raymond James Financial, Inc.                       60             1,971
     SEI Investments Co.                              5,980           163,134
     T.Rowe Price Group, Inc.                         5,329           296,772
     TD Ameritrade Holding Corp.*                       289             5,266
                                                                  -----------
                                                                    1,221,219
                                                                  -----------
     COMMERCIAL BANKS -- 2.0%
     Associated Banc-Corp.                            4,810           142,520
     Bank of Hawaii Corp.                               128             6,765
     City National Corp.                                 70             4,866
     Comerica, Inc.                                   5,390           276,399
     Commerce Bancorp, Inc.                             184             7,135
     Commerce Bancshares, Inc.                           30             1,377
     Cullen/Frost Bankers, Inc.                          80             4,010
     East West Bancorp, Inc.                             60             2,158
     First Horizon National Corp.                       280             7,465
     Fulton Financial Corp.                             170             2,445
     Huntington Bancshares, Inc.                        520             8,830
     KeyCorp.                                         2,500            80,825
     M&T Bank Corp.                                     100            10,345
     Marshall & Ilsley Corp.                            270            11,818
     Popular, Inc.                                      520             6,386
     SVB Financial Group*                             3,100           146,816
     Synovus Financial Corp.                            452            12,678
     TCF Financial Corp.                                230             6,021
     The Colonial BancGroup, Inc.                       210             4,540
     UnionBanCal Corp.                                  140             8,177
     Valley National Bancorp                            140             3,105
     Webster Financial Corp.                             60             2,527
     Whitney Holdings Corp.                             120             3,166



                                       3

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Zions Bancorp                                       90       $     6,180
                                                                  -----------
                                                                      766,554
                                                                  -----------
     CONSUMER FINANCE -- 0.5%
     AmeriCredit Corp.*                                   9               158
     Nelnet, Inc.                                        40               730
     SLM Corp.                                        3,825           189,988
     The First Marblehead Corp.                         141             5,348
     The Student Loan Corp.                              30             5,409
                                                                  -----------
                                                                      201,633
                                                                  -----------
     DIVERSIFIED FINANCIAL SERVICES -- 1.2%
     CIT Group, Inc.                                  5,020           201,804
     IntercontinentalExchange, Inc.*                  1,632           247,901
     Leucadia National Corp.                            160             7,715
     Nymex Holdings, Inc.                               147            19,136
     The Nasdaq Stock Market, Inc.*                     175             6,594
                                                                  -----------
                                                                      483,150
                                                                  -----------
     INSURANCE -- 4.7%
     AFLAC, Inc.                                      3,100           176,824
     Alleghany Corp.*                                    10             4,060
     American Financial Group, Inc.                     275             7,843
     American National Insurance Co.                     20             2,631
     AON Corp.                                          570            25,542
     Arch Capital Group, Ltd.*                        1,600           119,056
     Arthur J. Gallagher & Co.                          162             4,693
     Assurant, Inc.                                   2,660           142,310
     Axis Captial Holdings, Ltd.                        330            12,840
     Brown & Brown, Inc.                                250             6,575
     Chubb Corp.                                      1,930           103,525
     Cincinnati Financial Corp.                         350            15,158
     CNA Financial Corp.                                462            18,166
     Conseco, Inc.*                                     520             8,320
     Endurance Specialty Holdings Ltd.                  240             9,972
     Erie Indemnity Co. Class A                         241            14,732
     Everest Re Group, Ltd.                             130            14,331
     Fidelity National Financial, Inc.
       Class A                                          151             2,639
     First American Corp.                               150             5,493
     Genworth Financial, Inc. Class A                 6,650           204,354
     HCC Insurance Holdings, Inc.                       277             7,933
     Markel Corp.*                                       20             9,680
     Mercury General Corp.                              120             6,472
     Nationwide Financial Services,
       Inc. Class A                                     350            18,837
     Old Republic International Corp.                   720            13,493
     PartnerRe, Ltd.                                  1,910           150,871
     Philadelphia Consolidated Holding
       Corp.*                                           140             5,788
     Principal Financial Group, Inc.                    628            39,621
     Protective Life Corp.                              150             6,366
     Reinsurance Group of America, Inc.                 110             6,236
     RenaissanceRe Holdings, Ltd.                       180            11,774
     SAFECO Corp.                                     2,960           181,211
     StanCorp Financial Group, Inc.                      70             3,466
     State Auto Financial Corp.                       3,400            99,450
     The Hanover Insurance Group, Inc.                  193             8,529
     The Travelers Cos., Inc.                         2,120           106,721
     Torchmark Corp.                                  2,570           160,162
     TransAtlantic Holdings, Inc.                       196            13,785


                                                    SHARES           VALUE
                                                   --------       -----------
     Unitrin, Inc.                                      160       $     7,934
     UnumProvident Corp.                                640            15,661
     W.R. Berkley Corp.                                 543            16,089
     XL Capital, Ltd. - Class A                         545            43,164
                                                                  -----------
                                                                    1,832,307
                                                                  -----------
     REAL ESTATE INVESTMENT TRUSTS -- 2.8%
     AMB Property Corp.                                 150             8,972
     Annaly Capital Management, Inc.                  9,610           153,087
     Apartment Investment & Management
       Co. - Class A                                    256            11,553
     AvalonBay Communities, Inc.                         70             8,264
     Boston Properties, Inc.                            190            19,741
     Brandywine Realty Trust                            150             3,797
     BRE Properties, Inc. - Class A                      80             4,474
     Camden Property Trust                               30             1,928
     CapitalSource, Inc.                                113             2,287
     CBL & Associates, Inc.                             200             7,010
     Colonial Properties Trust                           90             3,087
     Developers Diversified Realty Corp.                180            10,057
     Douglas Emmett, Inc.                                30               742
     Duke Realty Corp.                                  446            15,079
     Equity Residential                                 430            18,215
     Essex Property Trust, Inc.                          50             5,879
     Federal Realty Investment Trust                    101             8,949
     General Growth Properties, Inc.                    433            23,217
     Health Care Property Investors,
       Inc.                                             310            10,283
     Health Care REIT, Inc.                             161             7,123
     Hospitality Properties Trust                     1,700            69,105
     Host Hotels & Resorts, Inc.                        310             6,956
     HRPT Properties Trust                              720             7,121
     iStar Financial, Inc.                            5,550           188,644
     Kilroy Realty Corp.                                 88             5,335
     Kimco Realty Corp.                                 290            13,111
     Liberty Property Trust                             180             7,238
     Mack-Cali Realty Corp.                              80             3,288
     Plum Creek Timber Co., Inc.                        366            16,382
     ProLogis                                           501            33,241
     Public Storage, Inc.                               231            18,168
     Rayonier, Inc.                                      75             3,603
     Regency Centers Corp.                               80             6,140
     SL Green Realty                                     30             3,503
     Taubman Centers, Inc.                            6,047           331,073
     The Macerich Co.                                   173            15,151
     UDR, Inc.                                          398             9,679
     Vencor, Inc.                                       265            10,971
     Vornado Realty Trust                               170            18,590
     Weingarten Realty, Inc.                            259            10,738
                                                                  -----------
                                                                    1,101,781
                                                                  -----------
     REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
     CB Richard Ellis Group, Inc.
       Class A*                                         247             6,877
     Forest City Enterprises, Inc.                      114             6,288
     Jones Lang LaSalle, Inc.                            63             6,474
     The St. Joe Co.                                    136             4,571
                                                                  -----------
                                                                       24,210
                                                                  -----------
     THRIFTS & MORTGAGE FINANCE -- 0.7%
     Astoria Financial Corp.                            160             4,245
     Capitol Federal Financial                          153             5,233

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Federal Agricultural Mortgage
       Corp. Class C                                  2,840       $    83,382
     First Niagara Financial Group, Inc.              7,150           101,172
     Hudson City Bancorp, Inc.                        1,411            21,701
     Indymac Mortgage Holdings, Inc.                    160             3,778
     New York Community Bancorp, Inc.                 1,350            25,718
     People's United Financial, Inc.                    516             8,916
     Sovereign Bancorp, Inc.                            200             3,408
     TFS Financial Corp.*                               129             1,669
     Washington Federal, Inc.                           260             6,828
                                                                  -----------
                                                                      266,050
                                                                  -----------
   TOTAL FINANCIALS                                                 5,896,904
                                                                  -----------

   HEALTH CARE -- 8.2%
     BIOTECHNOLOGY -- 1.5%
     Amylin Pharmaceuticals, Inc.*                      203            10,150
     Celgene Corp.*                                   4,050           288,806
     Cephalon, Inc.*                                  1,237            90,375
     ImClone Systems, Inc.*                             100             4,134
     Lifecell Corp.*                                  4,650           174,701
     Millennium Pharmaceuticals, Inc.*                  219             2,223
     PDL BioPharma, Inc.*                               135             2,917
     Vertex Pharmaceuticals, Inc.*                      152             5,838
                                                                  -----------
                                                                      579,144
                                                                  -----------
     HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
     Advanced Medical Optics, Inc.*                     100             3,059
     Bausch & Lomb, Inc.                                 14               896
     Beckman Coulter, Inc.                              129             9,515
     C.R. Bard, Inc.                                    180            15,874
     Cytyc Corp.*                                       134             6,385
     Dade Behring Holdings, Inc.                         95             7,253
     Dentsply International, Inc.                       347            14,449
     Edwards Lifesciences Corp.*                         67             3,304
     Gen-Probe, Inc.*                                    91             6,059
     Hillenbrand Industries, Inc.                        62             3,411
     Hospira, Inc.*                                     262            10,860
     IDEXX Laboratories, Inc.*                           36             3,945
     Intuitive Surgical, Inc.*                           64            14,720
     Inverness Medical Innovations,
       Inc.*                                          5,250           290,430
     Kinetic Concepts, Inc.*                             81             4,559
     ResMed, Inc.*                                      131             5,616
     Respironics, Inc.*                                  85             4,083
     St. Jude Medical, Inc.*                            593            26,134
     The Cooper Cos., Inc.                            2,693           141,167
     Varian Medical Systems, Inc.*                      178             7,456
                                                                  -----------
                                                                      579,175
                                                                  -----------
     HEALTH CARE PROVIDERS & SERVICES -- 2.6%
     AmerisourceBergen Corp.                          4,491           203,577
     Brookdale Senior Living, Inc.                       72             2,866
     CIGNA Corp.                                        695            37,037
     Community Health Systems, Inc.*                     30               943
     Coventry Health Care, Inc.*                      3,340           207,781
     DaVita, Inc.*                                      232            14,658
     Express Scripts, Inc. - Class A*                   440            24,561
     Health Management Associates, Inc.
       Class A                                          350             2,429
     Health Net, Inc.*                                  221            11,945


                                                    SHARES           VALUE
                                                   --------       -----------
     Henry Schein, Inc.*                                163       $     9,917
     Humana, Inc.*                                    4,055           283,363
     Laboratory Corp. of America
       Holdings*                                        217            16,976
     Lifepoint Hospitals, Inc.*                          50             1,500
     Lincare Holdings, Inc.*                            158             5,791
     Manor Care, Inc.                                    85             5,474
     Omnicare, Inc.                                      77             2,551
     Patterson Cos., Inc.*                              172             6,641
     Pediatrix Medical Group, Inc.*                      56             3,664
     PharMerica Corp.*                                    8               119
     Quest Diagnostics, Inc.                          2,974           171,808
     Sierra Health Services, Inc.*                       64             2,700
     Tenet Healthcare Corp.*                            696             2,339
     Universal Health Services, Inc. -
       Class B                                           25             1,361
     VCA Antech, Inc.*                                   98             4,091
     Wellcare Health Plans, Inc.*                        58             6,115
                                                                  -----------
                                                                    1,030,207
                                                                  -----------
     HEALTH CARE TECHNOLOGY -- 0.5%
     Cerner Corp.*                                       96             5,742
     HLTH Corp.*                                        321             4,548
     IMS Health, Inc.                                 6,114           187,333
                                                                  -----------
                                                                      197,623
                                                                  -----------
     LIFE SCIENCES TOOLS & SERVICES -- 1.2%
     Applera Corp. - Applied Biosystems
       Group                                            109             3,776
     Charles River Laboratories
       International, Inc.*                              47             2,639
     Covance, Inc.*                                      84             6,544
     Invitrogen Corp.*                                   70             5,721
     Millipore Corp.*                                    83             6,291
     PerkinElmer, Inc.                                  145             4,236
     Pharmaceutical Product
       Development, Inc.                                210             7,442
     TECHNE Corp.*                                       46             2,902
     Thermo Electron Corp.*                           5,140           296,681
     Waters Corp.*                                    2,107           141,000
                                                                  -----------
                                                                      477,232
                                                                  -----------
     PHARMACEUTICALS -- 0.9%
     Abraxis Bioscience, Inc.*                           20               457
     Allergan, Inc.                                     425            27,400
     Barr Pharmaceuticals, Inc.*                        157             8,935
     Endo Pharmaceuticals Holdings,
       Inc.*                                            286             8,869
     Forest Laboratories, Inc.*                         592            22,076
     King Pharmaceuticals, Inc.*                        210             2,461
     Mylan Laboratories, Inc.                         7,538           120,306
     Sepracor, Inc.*                                    123             3,382
     Shire PLC.                                       1,700           125,766
     Warner Chilcott, Ltd.*                             106             1,884
     Watson Pharmaceuticals, Inc.*                      184             5,961
                                                                  -----------
                                                                      327,497
                                                                  -----------
   TOTAL HEALTH CARE                                                3,190,878
                                                                  -----------

   INDUSTRIALS -- 12.5%
     AEROSPACE & DEFENSE -- 2.4%
     Alliant Techsystems, Inc.*                       1,053           115,093
     BE Aerospace, Inc.*                                107             4,444
     DRS Technologies, Inc.                               3               165
     Goodrich Corp.                                     296            20,196

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     L-3 Communications Holdings, Inc.                  139       $    14,197
     Northrop Grumman Corp.                           1,460           113,880
     Precision Castparts Corp.                        4,290           634,834
     Rockwell Collins, Inc.                             315            23,008
     Spirit Aerosystems Holdings, Inc. -
       Class A*                                          67             2,609
                                                                  -----------
                                                                      928,426
                                                                  -----------
     AIR FREIGHT & LOGISTICS -- 0.1%
     C.H. Robinson Worldwide, Inc.                      297            16,124
     Expeditors International
       Washington, Inc.                                 288            13,622
     UTI Worldwide, Inc.                                115             2,643
                                                                  -----------
                                                                       32,389
                                                                  -----------
     AIRLINES -- 0.6%
     AMR Corp.*                                       4,229            94,264
     Continental Airlines, Inc. -
       Class B*                                         183             6,045
     Delta Airlines Co.*                              5,459            97,989
     Northwest Airlines Corp.*                          230             4,094
     Southwest Airlines Co.                             391             5,787
     UAL Corp.*                                         360            16,751
     US Airways Group, Inc.*                             80             2,100
                                                                  -----------
                                                                      227,030
                                                                  -----------
     BUILDING PRODUCTS -- 0.1%
     American Standard Cos., Inc.                       420            14,961
     Lennox International, Inc.                         119             4,022
     Masco Corp.                                        776            17,980
                                                                  -----------
                                                                       36,963
                                                                  -----------
     COMMERCIAL SERVICES & SUPPLIES -- 2.8%
     Administaff, Inc.                                3,600           130,680
     Allied Waste Industries, Inc.*                  17,020           217,005
     Avery Dennison Corp.                               266            15,167
     ChoicePoint, Inc.*                                 148             5,612
     Cintas Corp.                                       270            10,017
     Copart, Inc.*                                      104             3,577
     Corrections Corp. of America*                      163             4,266
     Covanta Holding Corp.*                             140             3,432
     Deluxe Corp.                                     3,700           136,308
     Equifax, Inc.                                      259             9,873
     Herman Miller, Inc.                              4,650           126,201
     HNI Corp.                                          125             4,500
     Huron Consulting Group, Inc.*                    2,000           145,240
     Manpower, Inc.                                     158            10,167
     Monster Worldwide, Inc.*                           186             6,335
     Pitney Bowes, Inc.                                 489            22,210
     R.R. Donnelley & Sons Co.                        5,160           188,650
     Republic Services, Inc.                            397            12,986
     Robert Half International, Inc.                    221             6,599
     Steelcase, Inc. - Class A                          100             1,798
     Stericycle, Inc.*                                  102             5,830
     The Brink's Co.                                     51             2,850
     The Corporate Executive Board Co.                   83             6,162
     The Dun & Bradstreet Corp.                          89             8,776
                                                                  -----------
                                                                    1,084,241
                                                                  -----------
     CONSTRUCTION & ENGINEERING -- 1.4%
     Fluor Corp.                                        162            23,325
     Foster Wheeler Ltd.*                               102            13,390
     Jacobs Engineering Group, Inc.*                  4,489           339,279
     KBR, Inc.*                                       4,250           164,772


                                                    SHARES           VALUE
                                                   --------       -----------
     Quanta Services, Inc.*                             134       $     3,544
     The Shaw Group, Inc.*                               86             4,997
     URS Corp.*                                          15               847
                                                                  -----------
                                                                      550,154
                                                                  -----------
     ELECTRICAL EQUIPMENT -- 0.2%
     AMETEK, Inc.                                       154             6,656
     Cooper Industries, Ltd. - Class A                  218            11,138
     First Solar, Inc.*                                  39             4,592
     General Cable Corp.*                                61             4,094
     Hubbell, Inc. - Class B                             73             4,170
     Rockwell Automation, Inc.                          353            24,537
     Roper Industries, Inc.                             182            11,921
     Sunpower Corp. - Class A*                           26             2,153
     Thomas & Betts Corp.*                               98             5,747
                                                                  -----------
                                                                       75,008
                                                                  -----------
     INDUSTRIAL CONGLOMERATES -- 1.0%
     Carlisle Cos., Inc.                                 20               972
     McDermott International, Inc.*                   6,858           370,881
     Teleflex, Inc.                                      60             4,675
     Textron, Inc.                                      560            34,837
                                                                  -----------
                                                                      411,365
                                                                  -----------
     MACHINERY -- 2.6%
     AGCO Corp.*                                        103             5,229
     Cummins, Inc.                                    2,601           332,642
     Donaldson Co., Inc.                                 93             3,884
     Dover Corp.                                        126             6,420
     Eaton Corp.                                      3,340           330,793
     Flowserve Corp.                                    129             9,827
     Graco, Inc.                                        107             4,185
     Harsco Corp.                                       218            12,921
     IDEX Corp.                                         165             6,004
     Ingersoll Rand Co. Ltd. - Class A                  262            14,271
     ITT Industries, Inc.                               176            11,956
     Joy Global, Inc.                                   157             7,985
     Kennametal, Inc.                                    34             2,855
     Lincoln Electric Holdings, Inc.                     74             5,743
     Oshkosh Truck Corp.                                136             8,428
     Pall Corp.                                         201             7,819
     Parker Hannifin Corp.                              120            13,420
     Pentair, Inc.                                      120             3,982
     SPX Corp.                                           50             4,628
     Terex Corp.*                                     2,410           214,538
     The Manitowoc Co., Inc.                            164             7,262
     The Timken Co.                                      80             2,972
     The Toro Co.                                        87             5,118
     Trinity Industries, Inc.                            82             3,078
                                                                  -----------
                                                                    1,025,960
                                                                  -----------
     MARINE -- 0.0%
     Alexander & Baldwin, Inc.                           40             2,005
     Kirby Corp.*                                        62             2,737
                                                                  -----------
                                                                        4,742
                                                                  -----------
     ROAD & RAIL -- 1.2%
     Avis Budget Group, Inc.*                           508            11,628
     Con-way, Inc.                                    2,931           134,826
     CSX Corp.                                          267            11,409
     Hertz Global Holdings, Inc.*                     1,133            25,742
     JB Hunt Transport Services, Inc.                   163             4,287
     Kansas City Southern Industries,
       Inc.*                                             72             2,316
     Landstar System, Inc.                               84             3,525

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Ryder Systems, Inc.                              5,940       $   291,060
     YRC Worldwide, Inc.*                                90             2,459
                                                                  -----------
                                                                      487,252
                                                                  -----------
     TRADING COMPANIES & DISTRIBUTORS -- 0.1%
     Aircastle Ltd.                                      40             1,337
     Fastenal Co.                                       197             8,946
     GATX Corp.                                          95             4,061
     MSC Industrial Direct Co., Inc. -
       Class A                                           73             3,693
     W.W. Grainger, Inc.                                169            15,411
     WESCO International, Inc.*                          93             3,993
                                                                  -----------
                                                                       37,441
                                                                  -----------
   TOTAL INDUSTRIALS                                                4,900,971
                                                                  -----------

   INFORMATION TECHNOLOGY -- 14.1%
     COMMUNICATIONS EQUIPMENT -- 2.7%
     Avaya, Inc.*                                       135             2,290
     Ciena Corp.*                                     6,359           242,151
     CommScope, Inc.*                                 4,811           241,705
     F5 Networks, Inc.*                               4,648           172,859
     Harris Corp.                                     4,066           234,974
     JDS Uniphase Corp.*                                219             3,276
     Juniper Networks, Inc.*                            632            23,137
     Plantronics, Inc.                                5,000           142,750
     Tellabs, Inc.*                                     510             4,855
                                                                  -----------
                                                                    1,067,997
                                                                  -----------
     COMPUTERS & PERIPHERALS -- 0.2%
     Brocade Communications Systems,
       Inc.*                                            465             3,980
     Diebold, Inc.                                      137             6,223
     Lexmark International Group, Inc. -
       Class A*                                         193             8,015
     NCR Corp.*                                         116             5,777
     Network Appliance, Inc.*                           622            16,738
     QLogic Corp.*                                      349             4,694
     SanDisk Corp.*                                     287            15,814
     Seagate Technology                                 720            18,418
     Western Digital Corp.*                             207             5,241
                                                                  -----------
                                                                       84,900
                                                                  -----------
     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.3%
     Agilent Technologies, Inc.*                        469            17,297
     Amphenol Corp. - Class A                         7,008           278,638
     Arrow Electronics, Inc.*                         5,103           216,979
     Avnet, Inc.*                                     7,754           309,074
     CDW Corp.*                                          68             5,930
     Dolby Laboratories, Inc.*                           46             1,602
     FLIR Systems, Inc.*                              5,700           315,723
     Ingram Micro, Inc. - Class A*                    4,560            89,422
     Jabil Circuit, Inc.                                307             7,012
     Mettler-Toledo International, Inc.*                 54             5,508
     Molex, Inc.                                        188             5,063
     National Instruments Corp.                          67             2,300
     Sanmina-SCI Corp.*                                 482             1,022
     Solectron Corp.*                                   321             1,252
     Tech Data Corp.*                                   110             4,413
     Tektronix, Inc.                                     28               777
     Trimble Navigation, Ltd.*                          159             6,234
     Vishay Intertechnology, Inc.*                      197             2,567
                                                                  -----------
                                                                    1,270,813
                                                                  -----------
     INTERNET SOFTWARE & SERVICES -- 0.7%
     Akamai Technologies, Inc.*                         262             7,527


                                                    SHARES           VALUE
                                                   --------       -----------
     Bankrate, Inc.*                                  5,100       $   235,212
     VeriSign Inc.*                                     392            13,226
                                                                  -----------
                                                                      255,965
                                                                  -----------
     IT SERVICES -- 2.8%
     Acxiom Corp.                                        74             1,464
     Affiliated Computer Services, Inc. -
       Class A*                                          45             2,261
     Alliance Data Systems Corp.*                        92             7,124
     Broadridge Financial Solutions,
       Inc.*                                            161             3,051
     Ceridian Corp.*                                    151             5,246
     CheckFree Corp.*                                    72             3,351
     Cognizant Technology Solutions
       Corp. - Class A*                               1,127            89,901
     Computer Sciences Corp.*                         3,700           206,830
     Convergys Corp.*                                14,350           249,116
     DST Systems, Inc.*                                  93             7,980
     Electronic Data Systems Corp.                      783            17,101
     Fidelity National Information
       Services, Inc.                                   629            27,909
     Fiserv, Inc.*                                      286            14,546
     Global Payments, Inc.                               94             4,157
     Hewitt Associates, Inc.*                           173             6,064
     Iron Mountain, Inc.*                               206             6,279
     Mastercard, Inc.                                 1,613           238,675
     MoneyGram International, Inc.                      157             3,547
     Paychex, Inc.                                      815            33,415
     Total System Services, Inc.                        130             3,611
     Unisys Corp.*                                       70               463
     VeriFone Holdings, Inc.*                         3,472           153,914
                                                                  -----------
                                                                    1,086,005
                                                                  -----------
     OFFICE ELECTRONICS -- 0.0%
     Xerox Corp.*                                       860            14,912
     Zebra Technologies Corp. - Class A*                 81             2,956
                                                                  -----------
                                                                       17,868
                                                                  -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.2%
     Advanced Micro Devices, Inc.*                      341             4,501
     Altera Corp.                                       693            16,687
     Analog Devices, Inc.                               630            22,781
     Atmel Corp.*                                       310             1,600
     Broadcom Corp. - Class A*                          635            23,139
     Cree, Inc.*                                         54             1,679
     Cypress Semiconductor Corp.*                       176             5,141
     Fairchild Semiconductor
       International, Inc.*                              89             1,663
     Integrated Device Technology, Inc.*                 77             1,192
     International Rectifier Corp.*                      19               627
     Intersil Holding Corp. - Class A                   164             5,482
     KLA -Tencor Corp.                                  343            19,133
     Lam Research Corp.*                              3,117           166,011
     Linear Technology Corp.                          3,525           123,340
     LSI Logic Corp.*                                   577             4,281
     Marvell Technology Group Ltd.*                     680            11,132
     Maxim Integrated Products, Inc.                    563            16,524
     MEMC Electronic Materials, Inc.*                 3,541           208,423
     Microchip Technology, Inc.                         454            16,489
     Micron Technology, Inc.*                           376             4,174
     National Semiconductor Corp.                       654            17,736
     Novellus Systems, Inc.*                            306             8,342

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     NVIDIA Corp.*                                    3,888       $   140,901
     Rambus, Inc.*                                       20               382
     Silicon Laboratories, Inc.*                        144             6,013
     Teradyne, Inc.*                                    146             2,015
     Varian Semiconductor Equipment
       Associates, Inc.*                                105             5,620
     Xilinx, Inc.                                       576            15,057
                                                                  -----------
                                                                      850,065
                                                                  -----------
     SOFTWARE -- 2.2%
     Activision, Inc.*                                  330             7,125
     Amdocs, Ltd.*                                      240             8,926
     Autodesk, Inc.*                                    348            17,390
     BEA Systems, Inc.*                                 737            10,222
     BMC Software, Inc.*                                363            11,336
     CA, Inc.                                         1,119            28,781
     Cadence Design Systems, Inc.*                      319             7,079
     Check Point Software Technologies,
       Ltd. ADR                                       2,800            70,504
     Citrix Systems, Inc.*                              370            14,918
     Compuware Corp.*                                   405             3,248
     Electronic Arts, Inc.*                             522            29,227
     FactSet Research Systems, Inc.                      90             6,169
     Fair Isaac & Co., Inc.                              47             1,697
     Intuit, Inc.*                                      581            17,604
     McAfee, Inc.*                                      276             9,624
     NAVTEQ Corp.*                                      144            11,228
     Novell, Inc.*                                      539             4,118
     Red Hat, Inc.*                                     254             5,047
     Salesforce.com, Inc.*                            3,111           159,656
     Sybase, Inc.*                                   12,000           277,560
     Symantec Corp.*                                  7,595           147,191
     Synopsys, Inc.*                                    258             6,987
                                                                  -----------
                                                                      855,637
                                                                  -----------
   TOTAL INFORMATION TECHNOLOGY                                     5,489,250
                                                                  -----------

   MATERIALS -- 3.3%
     CHEMICALS -- 2.0%
     Air Products & Chemicals, Inc.                     339            33,141
     Airgas, Inc.                                       136             7,022
     Albemarle Corp.                                    193             8,531
     Ashland, Inc.                                    4,310           259,505
     Cabot Corp.                                        106             3,766
     Celanese Corp.                                   6,725           262,140
     Chemtura Corp.                                      67               596
     Cytec Industries, Inc.                              20             1,368
     Eastman Chemical Co.                               150            10,010
     Ecolab, Inc.                                       293            13,830
     FMC Corp.                                           20             1,040
     International Flavors &
       Fragrances, Inc.                                 157             8,299
     Nalco Holding Co.                                  328             9,725
     NOVA Chemicals Corp.                             2,650           102,290
     PPG Industries, Inc.                               260            19,643
     Rohm & Haas Co.                                    384            21,377
     RPM International, Inc.                            340             8,143
     Sigma-Aldrich Corp.                                246            11,990
     The Lubrizol Corp.                                 121             7,872
     The Mosaic Co.*                                     77             4,121
     The Scotts Miracle - Gro Co. -
       Class A                                           79             3,377
     The Valspar Corp.                                   24               653
     Valhi, Inc.                                        100             2,375


                                                    SHARES           VALUE
                                                   --------       -----------
     Westlake Chemical Corp.                             60       $     1,520
                                                                  -----------
                                                                      802,334
                                                                  -----------
     CONSTRUCTION MATERIALS -- 0.1%
     Eagle Materials, Inc.                              126             4,503
     Florida Rock Industries, Inc.                       56             3,499
     Martin Marietta Materials Corp.                     70             9,349
     Vulcan Materials Co.                               171            15,245
                                                                  -----------
                                                                       32,596
                                                                  -----------
     CONTAINERS & PACKAGING -- 0.5%
     Ball Corp.                                         229            12,309
     Bemis Co., Inc.                                     90             2,620
     Crown Holdings, Inc.*                              260             5,917
     Owens-Illinois, Inc.*                              269            11,150
     Packaging Corp.                                    298             8,663
     Pactiv Corp.*                                    5,132           147,083
     Sealed Air Corp.                                   146             3,732
     Sonoco Products Co.                                 90             2,716
     Temple-Inland, Inc.                                160             8,421
                                                                  -----------
                                                                      202,611
                                                                  -----------
     METALS & MINING -- 0.7%
     AK Steel Holding Corp.*                            189             8,306
     Allegheny Technologies, Inc.                       149            16,382
     Carpenter Technology Corp.                          37             4,810
     Cleveland-Cliffs, Inc.                              78             6,862
     Commercial Metals Co.                               30               949
     Freeport-McMoRan Copper &
       Gold, Inc. - Class B                              10             1,049
     Reliance Steel & Aluminum Co.                    1,368            77,347
     Southern Copper Corp.                               20             2,477
     Steel Dynamics, Inc.                             2,737           127,818
     Titanium Metals Corp.*                             120             4,027
     United States Steel Corp.                           90             9,535
                                                                  -----------
                                                                      259,562
                                                                  -----------
     PAPER & FOREST PRODUCTS -- 0.0%
     Louisiana-Pacific Corp.                            170             2,885
     MeadWestvaco Corp.                                 200             5,906
                                                                  -----------
                                                                        8,791
                                                                  -----------
   TOTAL MATERIALS                                                  1,305,894
                                                                  -----------

   TELECOMMUNICATION SERVICES -- 3.6%
     DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.3%
     Cbeyond, Inc.*                                   6,850           279,411
     CenturyTel, Inc.                                   350            16,177
     Citizens Communications Co.                      1,141            16,339
     Cogent Communications Group, Inc.*               9,450           220,563
     Embarq Corp.                                     2,770           154,012
     Level 3 Communications, Inc.*                    1,781             8,282
     Neustar, Inc.*                                     108             3,703
     Qwest Communications
       International, Inc.*                          16,830           154,163
     Windstream Corp.                                 1,599            22,578
                                                                  -----------
                                                                      875,228
                                                                  -----------
     WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
     American Tower Corp. - Class A*                    516            22,467
     Crown Castle International Corp.*                  641            26,044
     Leap Wireless International, Inc.*                  79             6,428
     MetroPCS Communications, Inc.*                   6,667           181,876

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     NII Holdings, Inc.*                              3,190       $   262,058
     SBA Communications Corp. - Class A*                120             4,234
     Telephone & Data Systems, Inc.                     103             6,875
     United States Cellular Corp.*                       20             1,964
                                                                  -----------
                                                                      511,946
                                                                  -----------
   TOTAL TELECOMMUNICATION SERVICES                                 1,387,174
                                                                  -----------

   UTILITIES -- 4.2%
     ELECTRIC UTILITIES -- 1.8%
     Allegheny Energy, Inc.*                            252            13,170
     American Electric Power Co., Inc.                9,010           415,181
     DPL, Inc.                                          298             7,825
     Edison International Co.                           300            16,635
     Entergy Corp.                                       10             1,083
     Great Plains Energy, Inc.                          210             6,050
     Hawaiian Electric Industries, Inc.                 150             3,257
     Northeast Utilities Co.                            120             3,428
     Pepco Holdings, Inc.                               280             7,582
     Pinnacle West Capital Corp.                        230             9,087
     Portland General Electric Co.                    5,550           154,290
     PPL Corp.                                          765            35,419
     Progress Energy, Inc.                              580            27,173
     Sierra Pacific Resources Corp.                      38               598
                                                                  -----------
                                                                      700,778
                                                                  -----------
     GAS UTILITIES -- 0.4%
     AGL Resources, Inc.                              3,010           119,256
     Atmos Energy Corp.                                 110             3,115
     Energen Corp.                                       70             3,998
     Equitable Resources, Inc.                          217            11,256
     National Fuel Gas Co.                              150             7,022
     ONEOK, Inc.                                        110             5,214
     Questar Corp.                                      168             8,825
     UGI Corp.                                           60             1,559
                                                                  -----------
                                                                      160,245
                                                                  -----------
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
     AES Corp.*                                       8,947           179,298
     Constellation Energy Group, Inc.                   313            26,852
     Dynegy, Inc. - Class A*                             63               582
     Mirant Corp.*                                      204             8,299
     NRG Energy, Inc.*                                  227             9,600
                                                                  -----------
                                                                      224,631
                                                                  -----------
     MULTI-UTILITIES -- 1.4%
     Alliant Energy Corp.                               140             5,365
     Ameren Corp.                                       460            24,150
     CenterPoint Energy, Inc.                        15,034           240,995
     CMS Energy Corp.                                    30               505
     Consolidated Edison, Inc.                          590            27,317
     DTE Energy Co.                                     350            16,954
     Energy East Corp.                                5,305           143,500
     Integrys Energy Group, Inc.                         80             4,098
     MDU Resources Group, Inc.                          130             3,619
     NiSource, Inc.                                     600            11,484
     NSTAR                                              300            10,443
     OGE Energy Corp.                                   180             5,958
     PG&E Corp.                                         320            15,296
     Puget Energy, Inc.                                 220             5,383
     SCANA Corp.                                        230             8,910
     Sempra Energy Co.                                  240            13,949
     TECO Energy, Inc.                                  460             7,558


                                                    SHARES           VALUE
                                                   --------       -----------
     Vectren Corp.                                      120       $     3,275
     Wisconsin Energy Corp.                             110             4,953
     Xcel Energy, Inc.                                  710            15,294
                                                                  -----------
                                                                      569,006
                                                                  -----------
     WATER UTILITIES -- 0.0%
     Aqua America, Inc.                                 101             2,291
                                                                  -----------
   TOTAL UTILITIES                                                  1,656,951
                                                                  -----------

   TOTAL COMMON STOCK
     (Cost $29,275,680)                                            32,835,363
                                                                  -----------

EXCHANGE-TRADED FUNDS -- 15.5%
     iShares Russell Midcap Growth
       Index Fund
       (Cost $5,641,463)                             52,271         6,068,663
                                                                  -----------

SHORT-TERM INVESTMENTS -- 0.4%
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Series                          82,378            82,378
     BlackRock Liquidity Funds
       TempFund Portfolio -
       Institutional Series                          82,377            82,377
                                                                  -----------

   TOTAL SHORT-TERM INVESTMENTS
     (Cost $164,755)                                                  164,755
                                                                  -----------

TOTAL INVESTMENTS -- 100.0%
    (Cost $35,081,898)+                                           $39,068,781
                                                                  ===========

ADR - American Depository Receipt
*     Non-income producing security.
+ The cost for Federal income tax purposes is $35,461,263. At September 30, 2007, net unrealized appreciation was $3,607,519. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,962,455, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,354,936.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
COMMON STOCK -- 81.7%
   CONSUMER DISCRETIONARY -- 13.4%
     AUTO COMPONENTS -- 0.6%
     Aftermarket Technology Corp.*                       90       $     2,856
     American Axle & Manufacturing
       Holdings, Inc.                                 3,930            99,232
     ArvinMeritor, Inc.                                 250             4,205
     Cooper Tire & Rubber Co.                           170             4,148
     Drew Industries, Inc.*                             543            22,089
     Exide Technologies*                                 98               637
     Gentek, Inc.*                                      260             7,821
     Lear Corp.*                                      2,110            67,731
     Modine Manufacturing Co.                           860            22,893
     Noble International, Ltd.                           40               852
     Raser Technologies, Inc.*                           40               516
     Sauer-Danfoss, Inc.                                110             2,935
     Shiloh Industries, Inc.                             70               741
     Standard Motor Products, Inc.                      373             3,506
     Superior Industries International,
       Inc.                                             559            12,125
     Tenneco, Inc.*                                      80             2,481
     Visteon Corp.*                                     170               875
                                                                  -----------
                                                                      255,643
                                                                  -----------
     AUTOMOBILES -- 0.1%
     Coachmen Industries, Inc.                          318             2,131
     Fleetwood Enterprises, Inc.*                     1,066             9,114
     Monaco Coach Corp.                                 512             7,183
     Winnebago Industries, Inc.                         812            19,391
                                                                  -----------
                                                                       37,819
                                                                  -----------
     DISTRIBUTORS -- 0.2%
     Audiovox Corp. - Class A*                          436             4,487
     Building Materials Holding Corp.                   838             8,866
     Core Mark Holding Co, Inc.*                         10               352
     DXP Enterprises, Inc.*                              10               355
     Keystone Automotive Industries,
       Inc.*                                            391            18,674
     LKQ Corp.*                                       1,258            43,791
     Source Interlink Cos., Inc.*                       120               422
                                                                  -----------
                                                                       76,947
                                                                  -----------
     DIVERSIFIED CONSUMER SERVICES -- 1.0%
     Bright Horizons Family Solutions,
       Inc.*                                            677            29,003
     Capella Education Co.*                              40             2,236
     Coinstar, Inc.*                                    760            24,449
     Corinthian Colleges, Inc.*                         200             3,182
     CPI Corp.                                           82             3,159
     DeVry, Inc.                                        140             5,181
     INVESTools, Inc.*                                3,750            45,337
     Jackson Hewitt Tax Service, Inc.                    60             1,678
     Matthews International Corp. -
       Class A                                           70             3,066
     Pre-Paid Legal Services, Inc.*                     283            15,695
     Regis Corp.                                      2,090            66,692
     Sotheby's Holdings, Inc. - Class A               4,278           204,446
     Steiner Leisure, Ltd.*                              40             1,736
     Stewart Enterprises, Inc. - Class A                510             3,886
     Strayer Education, Inc.                             20             3,373


                                                    SHARES           VALUE
                                                   --------       -----------
     Universal Technical Institute,
       Inc.*                                            561       $    10,098
                                                                  -----------
                                                                      423,217
                                                                  -----------
     HOTELS, RESTAURANTS, & LEISURE -- 2.7%
     AFC Enterprises, Inc.*                             510             7,676
     Ambassadors Group, Inc.                             20               762
     Ambassadors International, Inc.                     10               245
     Ameristar Casinos, Inc.                             50             1,405
     Bally Technologies, Inc.*                           70             2,480
     Bob Evans Farms, Inc.*                             140             4,225
     Buffalo Wild Wings, Inc.*                        1,110            41,869
     California Pizza Kitchen, Inc.*                    651            11,438
     CBRL Group, Inc.                                   240             9,792
     CEC Entertainment, Inc.*                           961            25,822
     Chipotle Mexican Grill, Inc.*                      400            42,800
     Churchill Downs, Inc.                               40             1,998
     CKE Restaurants, Inc.                            1,190            19,290
     Cosi, Inc.*                                         40               138
     Domino's Pizza, Inc.                               300             4,977
     Dover Downs Entertainment, Inc.                    120             1,247
     IHOP Corp.                                         425            26,915
     Isle of Capri Casinos, Inc.*                        20               389
     Jack in the Box, Inc.*                           1,547           100,307
     Landry's Restaurants, Inc.                         356             9,420
     Life Time Fitness, Inc.*                           970            59,500
     Luby's, Inc.*                                       50               551
     McCormick & Schmick's Seafood
       Restaurants, Inc.*                               910            17,135
     Monarch Casino & Resort, Inc.*                     312             8,876
     Morgans Hotel Group Co.*                            40               870
     Morton's Restaurant Group, Inc.*                 2,700            42,930
     Multimedia Games, Inc.*                            805             6,859
     O' Charley's, Inc.                                 397             6,019
     Panera Bread Co. - Class A*                        822            33,538
     Papa John's International, Inc.*                   651            15,910
     Peet's Coffee & Tea, Inc.*                         341             9,517
     PF Chang's China Bistro, Inc.*                     720            21,312
     Pinnacle Entertainment, Inc.*                    1,029            28,020
     Premier Exhibitions, Inc.                        4,300            64,844
     RARE Hospitality International,
       Inc.*                                            793            30,221
     Red Robin Gourmet Burgers, Inc.*                   369            15,830
     Ruby Tuesday, Inc.                               2,190            40,165
     Ruth's Chris Steak House, Inc.*                    400             5,700
     Shuffle Master, Inc.*                              986            14,741
     Six Flags, Inc.*                                 1,670             5,778
     Sonic Corp.*                                     1,869            43,735
     Speedway Motorsports, Inc.                         100             3,700
     Texas Roadhouse, Inc.*                           1,180            13,806
     The Marcus Corp.                                   625            12,000
     The Steak 'n Shake Co.*                            690            10,357
     Town Sports International
       Holdings, Inc.*                                   10               152
     Triarc Cos., Inc. - Class B                      1,454            18,190
     Trump Entertainment Resorts, Inc.*                 280             1,806
     Vail Resorts, Inc.*                              1,980           123,334

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     WMS Industries, Inc.*                            3,447       $   114,096
                                                                  -----------
                                                                    1,082,687
                                                                  -----------
     HOUSEHOLD DURABLES -- 0.8%
     American Greetings Corp.                           440            11,616
     Avatar Holdings, Inc.*                              10               499
     Bassett Furniture Industries, Inc.                 235             2,439
     Beazer Homes USA, Inc.                             230             1,898
     Blyth, Inc.                                        110             2,250
     Brookfield Homes Corp.                             210             3,895
     California Coastal Communities,
       Inc.*                                             10               123
     Cavco Industries, Inc.*                             10               335
     Champion Enterprises, Inc.*                      1,373            15,076
     CSS Industries, Inc.                                40             1,439
     Directed Electronics, Inc.*                      4,760            18,992
     Ethan Allen Interiors, Inc.                        738            24,125
     Furniture Brands International,
       Inc.                                             500             5,070
     Helen of Troy Ltd.*                                120             2,317
     Hooker Furniture Corp.                              40               801
     Hovnanian Enterprises, Inc.*                       130             1,442
     iRobot Corp.*                                       50               994
     Kimball International, Inc. -
       Class B                                          290             3,300
     La-Z-Boy Chair Co.                               1,243             9,173
     Libbey, Inc.                                       211             3,697
     Lifetime Brands, Inc.                               50             1,015
     M/I Homes, Inc.                                    280             3,889
     Meritage Homes Corp.*                              638             9,009
     National Presto Industries, Inc.                    89             4,717
     Orleans Homebuilders, Inc.                         160               936
     Palm Harbor Homes, Inc.*                            20               250
     Russ Berrie & Co., Inc.*                           163             2,738
     Sealy Corp.                                        250             3,510
     Skyline Corp.                                      190             5,715
     Standard Pacific Corp.*                          1,337             7,340
     Stanley Furniture Co., Inc.                         70             1,138
     Tempur-Pedic International, Inc.                 2,240            80,080
     Tupperware Brands Corp.                            360            11,336
     Universal Electronics, Inc.*                     1,869            60,742
     WCI Communities, Inc.*                             100               599
                                                                  -----------
                                                                      302,495
                                                                  -----------
     INTERNET & CATALOG RETAIL -- 0.7%
     1-800-FLOWERS.COM, Inc.*                            60               695
     Blue Nile, Inc.*                                   265            24,942
     FTD Group, Inc.                                     20               298
     Netflix, Inc.*                                      80             1,657
     Overstock.com, Inc.*                                30               864
     PetMed Express, Inc.*                            2,880            40,349
     Priceline.com, Inc.*                             2,220           197,025
     Stamps.com, Inc.*                                  512             6,129
     Systemax, Inc.                                      20               409
     U.S. Auto Parts Network, Inc.*                      90               784
                                                                  -----------
                                                                      273,152
                                                                  -----------
     LEISURE EQUIPMENT & PRODUCTS -- 0.7%
     Arctic Cat, Inc.                                   282             4,614
     Callaway Golf Co.                                5,030            80,530
     JAKKS Pacific Inc.*                              3,296            88,036
     Marine Products Corp.                              110               933
     MarineMax, Inc.*                                   382             5,562
     Polaris Industries, Inc.                         1,107            48,287
     Pool Corp.                                       1,300            32,474


                                                    SHARES           VALUE
                                                   --------       -----------
     RC2 Corp.*                                         538       $    14,897
     Steinway Musical Instruments                        10               296
     Sturm, Ruger & Co., Inc.*                          467             8,364
     The Nautilus Group, Inc.                         1,054             8,401
                                                                  -----------
                                                                      292,394
                                                                  -----------
     MEDIA -- 0.7%
     4Kids Entertainment, Inc.*                         293             5,154
     Arbitron, Inc.                                     738            33,461
     Belo Corp. - Class A                               680            11,805
     Carmike Cinemas, Inc.                               20               367
     Citadel Broadcasting Corp.                         960             3,994
     Clear Channel Outdoor Holdings,
       Inc. Class A*                                  2,450            62,475
     Cox Radio, Inc.*                                   280             3,654
     Crown Media Holdings, Inc.*                         70               503
     Emmis Communications Corp. - Class A             1,010             4,989
     Entercom Communications Corp.                      320             6,186
     Entravision Communications Corp.*                   10                92
     Gemstar-TV Guide International,
       Inc.*                                            340             2,366
     Gray Communications Systems, Inc.                  290             2,462
     Interactive Data Corp.                             400            11,280
     Journal Communications, Inc. -
       Class A                                          700             6,636
     Lee Enterprises, Inc.                              480             7,474
     Lin TV Corp.*                                      120             1,561
     Live Nation, Inc.*                               1,029            21,866
     Martha Stewart Living Omnimedia,
       Inc. - Class A*                                   20               233
     Marvel Entertainment, Inc.*                        240             5,626
     Media General, Inc. - Class A                      240             6,602
     Morningstar, Inc.*                                  40             2,456
     Primedia, Inc.                                     110             1,544
     Radio One, Inc. - Class D*                       2,092             7,803
     RCN Corp.*                                          50               615
     Salem Communications Corp. - Class A               250             2,000
     Scholastic Corp.*                                  180             6,275
     Sinclair Broadcast Group, Inc. -
       Class A                                        3,870            46,595
     Sun-Times Media Group, Inc.*                       650             1,476
     Valassis Communications, Inc.*                     310             2,765
     Value Line, Inc.                                   140             6,898
     World Wrestling Entertainment, Inc.                270             4,072
                                                                  -----------
                                                                      281,285
                                                                  -----------
     MULTILINE RETAIL -- 0.0%
     99 Cents Only Stores*                              120             1,232
     Big Lots, Inc.*                                     10               298
     Bon-Ton Stores, Inc.                                10               227
     Fred's, Inc. - Class A                             639             6,729
     Tuesday Morning Corp.                              944             8,487
                                                                  -----------
                                                                       16,973
                                                                  -----------
     SPECIALTY RETAIL -- 3.5%
     Aaron Rents, Inc.                                4,030            89,869
     Aeropostale, Inc.*                               8,845           168,586
     America's Car-Mart, Inc.*                           60               679
     AnnTaylor Stores Corp.*                          1,500            47,505

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Asbury Automotive Group, Inc.                      100       $     1,981
     Barnes & Noble, Inc.                             1,400            49,364
     Bebe Stores, Inc.                                  180             2,633
     Big 5 Sporting Goods Corp                          446             8,340
     Blockbuster, Inc. - Class A*                     1,630             8,753
     Books-A-Million Inc.                                80             1,058
     Borders Group, Inc.                                150             2,000
     Brown Shoe Co., Inc.                             1,052            20,409
     Cabela's, Inc. - Class A*                        3,360            79,464
     Cache, Inc.*                                        60             1,071
     Charlotte Russe Holdings, Inc.*                    600             8,784
     Charming Shoppes, Inc.*                            100               840
     Christopher & Banks Corp.                        1,033            12,520
     Collective Brands, Inc.*                           180             3,971
     Conn's, Inc.*                                       60             1,433
     Cost Plus, Inc.*                                   366             1,471
     CSK Auto Corp.*                                    220             2,343
     Dick's Sporting Goods, Inc.*                     1,900           127,585
     Dress Barn, Inc.*                                1,313            22,334
     DSW, Inc.*                                         955            24,037
     Genesco, Inc.*                                     520            23,988
     Group 1 Automotive, Inc.                           501            16,819
     Guess?, Inc.                                        10               490
     Guitar Center, Inc.*                               809            47,974
     Haverty Furniture Cos., Inc.                       796             6,981
     Hibbett Sports Inc.*                               851            21,105
     Hot Topic, Inc.*                                 1,173             8,751
     Jo-Ann Stores, Inc.*                               383             8,081
     Jos. A. Bank Clothiers, Inc.*                      496            16,576
     Lithia Motors, Inc. - Class A                      540             9,212
     Midas, Inc.*                                       205             3,868
     New York & Co., Inc.*                               20               122
     Pacific Sunwear of California,
       Inc.*                                          4,110            60,828
     Pier 1 Imports, Inc.*                              590             2,791
     Rent-A-Center, Inc.*                               430             7,796
     Sally Beauty Holdings, Inc.*                       920             7,774
     Select Comfort Corp.*                            1,192            16,628
     Shoe Carnival, Inc.*                                20               316
     Sonic Automotive, Inc.                             702            16,806
     Stage Stores, Inc.                               1,240            22,605
     Stein Mart, Inc.                                   671             5,106
     Syms Corp.                                          10               150
     Talbots, Inc.                                      180             3,240
     The Buckle, Inc.                                    80             3,035
     The Cato Corp. - Class A                           792            16,189
     The Children's Place Retail
       Stores, Inc.*                                    604            14,665
     The Finish Line, Inc. - Class A                  1,184             5,139
     The Gymboree Corp.*                              2,108            74,286
     The Men's Wearhouse, Inc.                        3,396           171,566
     The Pep Boys - Manny, Moe & Jack                 1,034            14,507
     Tractor Supply Co.*                                897            41,343
     Tween Brands, Inc.*                                847            27,816
     West Marine, Inc.*                                  40               462
     Wetseal, Inc. - Class A*                         8,460            32,740
     Zale Corp.*                                      1,180            27,305
     Zumiez, Inc.*                                      412            18,280
                                                                  -----------
                                                                    1,442,370
                                                                  -----------
     TEXTILES, APPAREL & LUXURY GOODS -- 2.4%
     Ashworth, Inc.*                                    342             2,103
     Carter's, Inc.*                                    170             3,392


                                                    SHARES           VALUE
                                                   --------       -----------
     Cherokee, Inc.                                      90       $     3,452
     Columbia Sportswear Co.                            110             6,084
     Crocs, Inc.*                                     2,167           145,731
     Deckers Outdoor Corp.*                             293            32,171
     Fossil, Inc.*                                    3,448           128,817
     Hartmarx Corp.*                                    160               784
     Iconix Brand Group, Inc.*                        1,098            26,122
     K-Swiss, Inc. - Class A                            809            18,534
     Kellwood Co.                                       565             9,633
     Kenneth Cole Productions, Inc.                     100             1,937
     Maidenform Brands, Inc.*                           390             6,193
     Movado Group, Inc.                               1,028            32,814
     Oxford Industries, Inc.                          2,181            78,778
     Phillips-Van Heusen Corp.                        2,700           141,696
     Quiksilver, Inc.*                                3,464            49,535
     Skechers U.S.A., Inc.*                             705            15,581
     Steven Madden, Ltd.                              1,650            31,268
     The Timberland Co. - Class A*                    2,790            52,898
     The Warnaco Group, Inc.*                           180             7,033
     True Religion Apparel, Inc.*                     2,400            42,240
     Unifirst Corp.                                     353            13,223
     Volcom, Inc.*                                      370            15,732
     Wolverine World Wide, Inc.                       4,070           111,518
                                                                  -----------
                                                                      977,269
                                                                  -----------
   TOTAL CONSUMER DISCRETIONARY                                     5,462,251
                                                                  -----------

   CONSUMER STAPLES -- 3.4%
     BEVERAGES -- 0.7%
     Central European Distribution
       Corp.*                                         2,640           126,483
     Coca-Cola Bottling Co.                           1,080            65,124
     MGP Ingredients, Inc.                               40               411
     National Beverage Corp.                            240             2,035
     PepsiAmericas, Inc.                              1,500            48,660
     The Boston Beer Co., Inc. -
       Class A*                                         770            37,468
                                                                  -----------
                                                                      280,181
                                                                  -----------
     FOOD & STAPLES RETAILING -- 0.7%
     Andersons, Inc.                                     10               480
     Arden Group, Inc.                                   20             2,791
     Casey's General Stores, Inc.                       960            26,592
     Great Atlantic & Pacific Tea Co.,
       Inc.*                                            577            17,575
     Ingles Markets, Inc. - Class A                      60             1,720
     Long's Drug Stores Corp.                         1,312            65,167
     Nash Finch Co.                                     274            10,913
     Performance Food Group Co.*                        840            25,309
     PriceSmart, Inc.                                    10               236
     Ruddick Corp.                                    2,130            71,440
     Spartan Stores, Inc.                               360             8,111
     The Pantry, Inc.*                                   50             1,281
     United Natural Foods, Inc.*                      1,107            30,133
     Weis Markets, Inc.                                 110             4,696
     Winn-Dixie Store, Inc.*                             80             1,498
                                                                  -----------
                                                                      267,942
                                                                  -----------
     FOOD PRODUCTS -- 0.8%
     Cal-Maine Foods, Inc.                               40             1,010
     Chiquita Brands International,
       Inc.*                                            330             5,224
     Corn Products International, Inc.                1,528            70,089
     Darling International, Inc.*                       150             1,483
     Flowers Foods, Inc.                              1,571            34,248
     Fresh Del Monte Products, Inc.                     300             8,625

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Hain Celestial Group, Inc.*                        857       $    27,535
     Imperial Sugar Co.                                  70             1,829
     J&J Snack Foods Corp.                            1,911            66,541
     Lancaster Colony Corp.                             180             6,871
     Lance, Inc.                                        715            16,459
     Pilgrim's Pride Corp.                              210             7,293
     Ralcorp Holdings, Inc.*                            723            40,358
     Sanderson Farms, Inc.                              481            20,043
     Seaboard Corp.                                      10            19,600
     Tootsie Roll Industries, Inc.                      120             3,184
     TreeHouse Foods, Inc.*                             677            18,313
                                                                  -----------
                                                                      348,705
                                                                  -----------
     HOUSEHOLD PRODUCTS -- 0.1%
     Central Garden & Pet Co.*                           60               534
     Central Garden & Pet Co. - Class A*              1,637            14,700
     Spectrum Brands, Inc.*                             985             5,713
     WD-40 Co.                                          453            15,466
                                                                  -----------
                                                                       36,413
                                                                  -----------
     PERSONAL PRODUCTS -- 1.0%
     American Oriental Bioengineering,
       Inc.*                                          6,030            67,234
     Chattem, Inc.*                                   2,859           201,617
     Elizabeth Arden, Inc.*                              40             1,078
     Mannatech, Inc.                                    390             3,159
     Medifast, Inc.*                                     50               279
     Nu Skin Enterprises, Inc. - Class A                360             5,818
     Parlux Fragrances, Inc.*                           120               468
     Playtex Products, Inc.*                          1,442            26,360
     Prestige Brands Holdings, Inc.*                  7,790            85,534
     USANA Health Sciences, Inc.*                       267            11,681
                                                                  -----------
                                                                      403,228
                                                                  -----------
     TOBACCO -- 0.1%
     Alliance One International, Inc.*                1,609            10,523
     Universal Corp.                                    130             6,363
     Vector Group, Ltd.                               1,743            39,061
                                                                  -----------
                                                                       55,947
                                                                  -----------
   TOTAL CONSUMER STAPLES                                           1,392,416
                                                                  -----------

   ENERGY -- 5.3%
     ENERGY EQUIPMENT & SERVICES -- 3.0%
     Allis-Chalmers Energy, Inc.*                        30               568
     Arena Resources, Inc.*                              10               655
     Atwood Oceanics, Inc.*                           2,419           185,199
     Basic Energy Services, Inc.*                        60             1,261
     Bristow Group, Inc.*                               576            25,177
     Bronco Drilling Co., Inc.*                         130             1,924
     Cal Dive International, Inc.*                    1,560            23,400
     CARBO Ceramics, Inc.                               585            29,677
     Complete Production Services, Inc.*                 50             1,024
     Dawson Geophysical Co.*                            670            51,932
     Dresser-Rand Group, Inc.*                        1,600            68,336
     Dril-Quip, Inc.*                                   534            26,353
     ENGlobal, Corp.*                                    80               913
     Global Industries, Ltd.*                         4,560           117,465
     Grey Wolf, Inc.*                                   300             1,965
     Gulf Island Fabrication, Inc.                      270            10,365
     GulfMark Offshore, Inc.*                            10               487
     Hercules Offshore, Inc.*                           180             4,700


                                                    SHARES           VALUE
                                                   --------       -----------
     Hornbeck Offshore Services, Inc.*                  671       $    24,626
     ION Geophysical Corp.*                           1,318            18,228
     Lufkin Industries, Inc.                            308            16,946
     Matrix Service Co.*                                660            13,827
     NATCO Group, Inc.*                                 376            19,458
     Newpark Resources, Inc.*                            10                54
     Oceaneering International, Inc.*                 1,481           112,260
     Oil States International, Inc.*                     80             3,864
     Parker Drilling Co.*                                30               244
     Petroleum Helicopters, Inc.*                       190             5,726
     Pioneer Drilling Co.*                              960            11,693
     RPC, Inc.                                        4,990            70,908
     SEACOR Holdings, Inc.*                             439            41,749
     Superior Well Services, Inc.*                      355             8,069
     T-3 Energy Services, Inc.*                          30             1,279
     TETRA Technologies, Inc.*                        1,647            34,817
     Union Drilling, Inc.*                               20               292
     Unit Corp.*                                      1,260            60,984
     W-H Energy Services Inc.*                        2,838           209,302
                                                                  -----------
                                                                    1,205,727
                                                                  -----------
     OIL, GAS & CONSUMABLE FUELS -- 2.3%
     Alon USA Energy, Inc.                            1,590            53,710
     Alpha Natural Resources, Inc.*                     200             4,646
     Arlington Tankers Ltd.                              80             1,970
     Aventine Renewable Energy
       Holdings, Inc.*                                   10               106
     Berry Petroleum Co. - Class A                       70             2,771
     Bill Barret Corp.*                                  20               788
     Brigham Exploration Co.*                           150               890
     Cabot Oil & Gas Corp.                            2,586            90,924
     Callon Petroleum Co.*                               80             1,114
     Carrizo Oil & Gas, Inc.*                            10               449
     Clayton Williams Energy, Inc.*                      20               660
     Comstock Resources, Inc.*                           20               617
     Crosstex Energy, Inc.                               10               379
     Delek US Holdings, Inc.                          3,060            76,745
     Edge Petroleum Corp.*                               60               770
     Encore Acquisition Co.*                             90             2,848
     Energy Partners, Ltd.*                              45               661
     Evergreen Energy, Inc.*                             30               153
     Exco Resources, Inc.*                               10               165
     General Maritime Corp.                              20               558
     GeoGlobal Resources, Inc.*                          30               108
     GMX Resources, Inc.*                                40             1,287
     Golar LNG Ltd.                                      70             1,562
     Goodrich Petroleum Corp.*                           10               317
     Harvest Natural Resources*                         100             1,194
     Helix Energy Solutions Group, Inc.*              2,435           103,390
     International Coal Group, Inc.*                     60               266
     James River Coal Co.*                               40               248
     Knightsbridge Tankers Ltd.                         190             5,111
     Mariner Energy, Inc.*                            5,160           106,864
     Markwest Hydrocarbon, Inc.                          30             1,744
     Massey Energy Co.                                1,404            30,635
     McMoRan Exploration Co.*                            40               538
     Nordic American Tanker Shipping                    220             8,633
     Pacific Ethanol, Inc.*                             170             1,635
     Parallel Petroleum Corp.*                           40               680
     Penn Virginia Corp.                              1,012            44,508
     Petrohawk Energy Corp.*                             20               328

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Petroleum Development Corp.*                       432       $    19,159
     Petroquest Energy, Inc.*                            20               215
     Quest Resource Corp.*                               60               579
     Ship Finance International Ltd.                    710            18,652
     St. Mary Land & Exploration Co.                  1,709            60,960
     Stone Energy Corp.*                                783            31,328
     Swift Energy Co.*                                  811            33,186
     Toreador Resources Corp.*                           30               355
     TXCO Resources, Inc.                                70               627
     USEC, Inc.                                         170             1,743
     Vaalco Energy*                                     200               914
     W&T Offshore, Inc.                               2,900            70,702
     Western Refining, Inc.                           3,245           131,682
     Whiting Petroleum Corp.*                            50             2,222
     World Fuel Services Corp.                          675            27,547
                                                                  -----------
                                                                      949,843
                                                                  -----------
   TOTAL ENERGY                                                     2,155,570
                                                                  -----------

   FINANCIALS -- 13.4%
     CAPITAL MARKETS -- 1.1%
     Apollo Investment Corp.                            480             9,984
     Ares Capital Corp.                                 331             5,385
     Calamos Asset Management, Inc. -
       Class A                                          270             7,622
     Cohen & Steers, Inc.                                40             1,481
     Cowen Group, Inc.*                                 760            10,503
     Evercore Partners, Inc. - Class A                  140             3,681
     GAMCO Investors, Inc. - Class A                     40             2,192
     GFI Group, Inc.*                                   720            62,007
     Greenhill & Co., Inc.                               30             1,832
     Hilltop Holdings, Inc.*                             60               704
     Investment Technology Group, Inc.*               2,112            90,774
     Knight Capital Group, Inc. -
       Class A*                                         190             2,272
     Kohlberg Capital Corp.                           1,500            22,590
     LaBranche & Co., Inc.*                           1,338             6,262
     MCG Capital Corp.                                  680             9,785
     optionsXpress Holdings, Inc.                     1,260            32,936
     Patriot Capital Funding, Inc.                       50               669
     Penson Worldwide, Inc.*                             10               185
     Piper Jaffray Cos., Inc.*                          320            17,152
     Raymond James Financial, Inc.                    1,400            45,990
     Sanders Morris Harris Group, Inc.                  140             1,421
     Stifel Financial Corp.*                            430            24,871
     SWS Group, Inc.                                    447             7,908
     Technology Investment Capital Corp.                 20               267
     Thomas Weisel Partners Group, Inc.*                 40               580
     TradeStation Group, Inc.*                          624             7,282
     W.P. Stewart & Co., Ltd.                           800             7,936
     Waddell & Reed Financial, Inc. -
       Class A                                        2,530            68,386
                                                                  -----------
                                                                      452,657
                                                                  -----------
     COMMERCIAL BANKS -- 4.0%
     1st Source Corp.                                    80             1,832
     Abington Bancorp, Inc.                              90               878
     Alabama National Bancorp                           440            34,285
     Amcore Financial, Inc.                             100             2,492


                                                    SHARES           VALUE
                                                   --------       -----------
     AmericanWest Bancorp                                60       $     1,177
     Ameris Bancorp                                      50               904
     Arrow Financial Corp.                               52             1,147
     Bancfirst Corp.                                     30             1,346
     Banco Latinoamericano De
       Exportaciones SA                                 280             5,090
     BancTrust Financial Group, Inc.                     60               955
     Bank of Granite Corp.                               50               679
     Bank of the Ozarks, Inc.                            40             1,221
     Banner Corp.                                        60             2,063
     Boston Private Financial Holdings,
       Inc.                                             889            24,750
     Cadence Financial Corp.                             90             1,584
     Camden National Corp.                               20               700
     Capital City Bank Group, Inc.                       70             2,184
     Capital Corp of the West                            60             1,105
     Capitol Bancorp, Ltd.                               80             1,986
     Cascade Bancorp                                    792            17,630
     Cathay General Bancorp                             110             3,543
     Centennial Bank Holdings, Inc.*                    120               768
     Center Financial Corp.                              90             1,252
     Central Pacific Financial Corp.                    653            19,068
     Chemical Financial Corp.                           170             4,122
     Chittenden Corp.                                   711            24,999
     Citizens Banking Corp.                             460             7,411
     City Bank/Lynnwood, Washington                     615            17,663
     City Holding Co.                                    80             2,913
     CoBiz, Inc.                                         50               856
     Columbia Banking System, Inc.                       90             2,864
     Community Bank Systems, Inc.                       630            12,298
     Community Trust Bancorp, Inc.                       70             2,103
     CVB Financial Corp.                                378             4,423
     East West Bancorp, Inc.                          1,662            59,766
     Farmers Capital Bank Corp.                         120             3,413
     First Bancorp/North Carolina                       150             3,057
     First Bancorp/Puerto Rico                        1,180            11,210
     First Charter Corp.                                290             8,749
     First Commonwealth Financial Corp.               1,597            17,663
     First Community Bancorp, Inc.                       50             2,735
     First Community Bancshares, Inc.                    70             2,536
     First Financial Bancorp                            744             9,508
     First Financial Bankshares, Inc.                    60             2,411
     First Financial Corp./Indiana                      110             3,333
     First Indiana Corp.                                189             5,919
     First Merchants Corp.                              190             4,096
     First Midwest Bancorp, Inc.                      1,243            42,461
     First South Bancorp                                 30               785
     First State Bancorp                                 40               786
     FirstMerit Corp.                                   650            12,844
     FNB Corp.                                          570             9,428
     FNB Corp./VA                                        40             1,204
     Frontier Financial Corp.                         1,051            24,520
     GB&T Bancshares, Inc.                               80             1,060
     Glacier Bancorp, Inc.                            1,281            28,848
     Great Southern Bancorp, Inc.                        60             1,490
     Hancock Holding Co.                                110             4,409
     Hanmi Financial Corp.                            1,022            15,831
     Harleysville National Corp.                        190             3,019
     Heartland Financial USA, Inc.                       50             1,027
     Horizon Financial Corp.                             80             1,622
     IBERIABANK Corp.                                    60             3,159

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Independent Bank
       Corp./Massachussetts                              70       $     2,079
     Independent Bank Corp./Michigan                    587             6,486
     Integra Bank Corp.                                 120             2,176
     International Bancshares Corp.                     234             5,078
     InterVest Bancshares Corp.                          40               990
     Irwin Financial Corp.                              605             6,667
     Lakeland Bancorp, Inc.                              90             1,222
     Lakeland Financial Corp.                            40               924
     Macatawa Bank Corp.                                 46               622
     MainSource Financial Group, Inc.                    60             1,058
     MB Financial, Inc.                                  60             2,073
     MBT Financial Corp.                                110             1,317
     Mercantile Bank Corp.                               40               858
     Midwest Banc Holdings, Inc.                        120             1,772
     Nara Bancorp, Inc.                                 669            10,450
     National Penn Bancshares, Inc.                     391             6,403
     NBT Bancorp, Inc.                                  220             4,783
     Old National Bancorp/Indiana                       580             9,611
     Omega Financial Corp.                              170             4,490
     Oriental Financial Group                           260             2,990
     Pacific Capital Bancorp                            220             5,786
     Park National Corp.                                120            10,464
     Peoples Bancorp, Inc./Ohio                          90             2,356
     PrivateBancorp, Inc.                               529            18,430
     Prosperity Bancshares, Inc.                        871            28,882
     Provident Bankshares Corp.                         726            22,746
     Renasant Corp.                                     120             2,596
     Republic Bancorp, Inc./Kentucky                    110             1,742
     Royal Bancshares of Pennsylvania                   171             3,748
     S&T Bancorp, Inc.                                  100             3,209
     S.Y. Bancorp, Inc.                                  50             1,352
     Sandy Springs Bancorp, Inc.                      3,270            98,492
     Santander BanCorp                                  380             4,879
     SCBT Financial Corp.                                20               691
     Seacoast Banking Corp. of Florida                   90             1,683
     Security Bank Corp.                                 80             1,002
     Shore Bancshares, Inc.                              20               483
     Sierra Bancorp                                      40             1,146
     Signature Bank*                                    679            23,921
     Simmons First National Corp.                        50             1,317
     Southside Bancshares, Inc.                          33               729
     Sterling Bancorp                                   446             6,244
     Sterling Bancshares, Inc.                        1,863            21,257
     Sterling Financial Corp./Washington              6,561           176,557
     Suffolk Bancorp                                     50             1,603
     Susquehanna Bancshares, Inc.                     1,118            22,472
     SVB Financial Group*                               869            41,156
     The Colonial BancGroup, Inc.                     4,800           103,776
     The South Financial Group, Inc.                  3,394            77,180
     Tompkins Trustco, Inc.                              50             1,985
     Trico Bancshares                                    80             1,782
     Trustmark Corp.                                    290             8,132
     UCBH Holdings, Inc.                              2,923            51,094
     UMB Financial Corp.                                 80             3,429
     Umpqua Holdings Corp.                            1,515            30,315
     Union Bankshares Corp.                              90             2,044
     United Bankshares, Inc.                            924            28,127


                                                    SHARES           VALUE
                                                   --------       -----------
     United Community Banks,
       Inc./Georgia                                     960       $    23,539
     United Security Bancshares                          40               752
     Univest Corp. of PA                                110             2,609
     Vineyard National Bancorp                           63             1,053
     Virginia Financial Group, Inc.                      10               190
     W Holding Co., Inc.                                600             1,344
     Washington Trust Bancorp, Inc.                     420            11,327
     Webster Financial Corp.                          3,000           126,360
     WesBanco, Inc.                                     130             3,247
     Westamerica Bancorp                                140             6,973
     Whitney Holdings Corp.                           1,140            30,073
     Wilshire Bancorp, Inc.                             563             6,176
     Wintrust Financial Corp.                           575            24,547
                                                                  -----------
                                                                    1,618,226
                                                                  -----------
     CONSUMER FINANCE -- 0.7%
     Advance America Cash Advance
       Centers, Inc.                                  1,540            16,432
     Advanta Corp - Class B                             165             4,524
     Cash America International, Inc.                 2,443            91,857
     Credit Acceptance Corp.*                           120             2,772
     Dollar Financial Corp.*                          2,010            57,345
     EzCorp, Inc.*                                       70               942
     First Cash Financial Services,
       Inc.*                                          2,778            65,061
     Nelnet, Inc.                                       250             4,560
     QC Holdings, Inc.                                   60               867
     Rewards Network, Inc.*                             772             3,744
     United PanAm Financial Corp.*                      130             1,071
     World Acceptance Corp.*                            555            18,359
                                                                  -----------
                                                                      267,534
                                                                  -----------
     DIVERSIFIED FINANCIAL SERVICES -- 0.2%
     Asset Acceptance Capital Corp.                     230             2,668
     Asta Funding, Inc.                                  60             2,299
     Compass Diversified Trust                          140             2,248
     Encore Capital Group, Inc.*                        130             1,534
     Financial Federal Corp.                            622            17,422
     Interactive Brokers Group Inc*                      90             2,363
     MarketAxess Holdings, Inc.*                         50               750
     Medallion Financial Corp.                          660             7,188
     Portfolio Recovery Associates, Inc.                474            25,155
     Primus Guaranty Ltd.*                              380             3,998
     Resource America, Inc.                              30               474
                                                                  -----------
                                                                       66,099
                                                                  -----------
     INSURANCE -- 2.4%
     Affirmative Insurance Holdings,
       Inc.                                              80               919
     American Equity Investment Life
       Holdings Co.                                     120             1,278
     American Physicians Capital, Inc.                   30             1,169
     Amtrust Financial Services, Inc.                    50               759
     Argo Group International Holdings
       Ltd.*                                             50             2,175
     Aspen Insurance Holdings, Ltd.                     930            25,956
     Assured Guaranty Ltd.                              230             6,249
     Baldwin & Lyons Inc. - Class B                     260             7,101
     CNA Surety Corp.*                                  170             2,997
     Commerce Group, Inc.                               730            21,513
     Crawford & Co.*                                    440             2,798

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Darwin Professional Underwriters,
       Inc.*                                             90       $     1,944
     Delphi Financial Group, Inc. -
       Class A                                        1,356            54,810
     Donegal Group, Inc.                                270             4,369
     EMC Insurance Group, Inc.                          160             4,158
     FBL Financial Group, Inc.                          180             7,108
     Flagstone Reinsurance Holdings Ltd.                370             4,917
     FPIC Insurance Group, Inc.*                         70             3,013
     Hallmark Financial Services, Inc.*                  70               984
     Harleysville Group, Inc.                           270             8,635
     Hilb, Rogal & Hamilton Co.                       1,181            51,173
     Horace Mann Educators Corp.                        470             9,264
     Infinity Property & Casual Corp.                   574            23,086
     IPC Holdings, Ltd.                                 270             7,789
     Kansas City Life Insurance Co.                     100             4,408
     LandAmerica Financial Group, Inc.                  275            10,719
     Max Capital Ltd.                                   730            20,469
     Meadowbrook Insurance Group, Inc.*                 330             2,973
     Midland Co.                                         60             3,298
     Montpelier Re Holdings Ltd.                      1,100            19,470
     National Financial Partners Corp.                  100             5,298
     National Interstate Corp.                           30               924
     National Western Life Insurance Co.                 30             7,679
     Navigators Group, Inc.*                            130             7,052
     NyMagic, Inc.                                       60             1,669
     Odyssey Re Holdings Corp.                          630            23,379
     Philadelphia Consolidated Holding
       Corp.*                                         1,563            64,614
     Phoenix Cos., Inc.                                 840            11,852
     Platinum Underwriters Holdings Ltd.                600            21,576
     PMA Capital Corp.*                                 450             4,275
     Presidential Life Corp.                            528             8,955
     ProAssurance Corp.*                              2,327           125,355
     RLI Corp.                                          633            35,904
     Safety Insurance Group, Inc.                       345            12,399
     SCPIE Holdings, Inc.*                              249             5,540
     SeaBright Insurance Holdings, Inc.*                 70             1,195
     Security Capital Assurance Ltd.                    100             2,284
     Selective Insurance Group, Inc.                  5,495           116,934
     State Auto Financial Corp.                         280             8,190
     Stewart Information Services Corp.                 476            16,313
     Tower Group, Inc.                                  520            13,614
     United America Indeminity Ltd.*                    210             4,517
     United Fire & Casualty Co.                       2,620           102,416
     Universal American Financial Corp.*                170             3,878
     Zenith National Insurance Corp.                  1,158            51,983
                                                                  -----------
                                                                      973,296
                                                                  -----------
     REAL ESTATE INVESTMENT TRUSTS -- 3.7%
     Acadia Realty Trust                                625            16,956
     Agree Realty Corp.                                 100             3,134


                                                    SHARES           VALUE
                                                   --------       -----------
     Alexandria Real Estate Equities,
       Inc.                                              90       $     8,663
     American Campus Communities, Inc.                   50             1,465
     American Financial Realty Trust                  1,310            10,545
     Arbor Reality Trust, Inc.                        1,680            31,735
     Ashford Hospitality Trust, Inc.                    680             6,834
     Associated Estates Realty Corp.                    160             2,086
     BioMed Realty Trust, Inc.                          190             4,579
     Brandywine Realty Trust                          3,500            88,585
     BRT Realty Trust                                    90             1,561
     Capital Trust, Inc.                                120             4,260
     CapLease Funding, Inc.                             470             4,817
     CBL & Associates, Inc.                           1,600            56,080
     CBRE Realty Finance, Inc.                          200             1,180
     Cedar Shopping Centers, Inc.                       240             3,269
     Colonial Properties Trust                          803            27,543
     Corporate Office Properties Trust                  170             7,077
     Cousins Properties, Inc.                           800            23,488
     DCT Industrial Trust, Inc.                         200             2,094
     DiamondRock Hospitality Co.                      2,510            43,699
     Digital Realty Trust, Inc.                         140             5,515
     Eastgroup Properties, Inc.                         512            23,173
     Education Realty Trust, Inc.                       280             3,780
     Entertainment Properties Trust                     607            30,836
     Equity Lifestyle Properties, Inc.                   40             2,072
     Equity One, Inc.                                 2,260            61,472
     Essex Property Trust, Inc.                         536            63,018
     Extra Space Storage, Inc.                          160             2,462
     FelCor Lodging Trust, Inc.                       3,410            67,961
     First Industrial Realty Trust, Inc.                450            17,491
     First Potomac Realty Trust                         140             3,052
     Franklin Street Properties Corp.                   420             7,245
     Friedman Billings Ramsey Group,
       Inc.                                           1,410             6,500
     Getty Realty Corp.                                 210             5,712
     Glimcher Realty Trust                              460            10,810
     GMH Communities Trust                              510             3,953
     Gramercy Capital Corp.                             180             4,531
     Healthcare Realty Trust, Inc.                      510            13,597
     Hersha Hospitality Trust                           250             2,475
     Home Properties, Inc.                            1,410            73,574
     Inland Real Estate Corp.                         1,372            21,252
     Investors Real Estate Trust                        510             5,508
     Kilroy Realty Corp.                                664            40,258
     Kite Realty Group Trust                            514             9,663
     LaSalle Hotel Properties                           170             7,154
     Lexington Realty Trust                           1,693            33,877
     LTC Properties, Inc.                               546            12,924
     Maguire Properties, Inc.                           300             7,749
     Medical Properties Trust, Inc.                     973            12,960
     Mid-America Apartment Communities,
       Inc.                                             568            28,315
     Mission West Properties, Inc.                      250             3,038
     National Retail Properties, Inc.                 5,483           133,676
     Nationwide Health Properties, Inc.                 550            16,571
     NorthStar Realty Finance Corp.                     680             6,752
     Omega Healthcare Investors, Inc.                   380             5,901
     Parkway Properties, Inc.                           369            16,288
     Pennsylvania Real Estate
       Investment Trust                                 290            11,293

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Post Properties, Inc.                              270       $    10,449
     Potlatch Corp.                                     300            13,509
     PS Business Parks, Inc.                            495            28,141
     Ramco-Gershenson Properties Trust                  110             3,436
     Realty Income Corp.                              2,990            83,570
     Saul Centers, Inc.                                  60             3,090
     Senior Housing Properties Trust                  1,865            41,142
     Sovran Self Storage, Inc.                          452            20,720
     Strategic Hotel Capital, Inc.                      380             7,824
     Sun Communities, Inc.                              250             7,520
     Sunstone Hotel Investors, Inc.                     520            13,333
     Tanger Factory Outlet Centers, Inc.                621            25,206
     U-Store-It Trust                                   250             3,300
     Universal Health Realty Income
       Trust                                            100             3,553
     Urstadt Biddle Properties, Inc. -
       Class A                                          210             3,249
     Washington Real Estate Investment
       Trust                                          2,160            71,669
     Weingarten Realty, Inc.                          1,100            45,606
     Winthrop Realty Trust                              340             2,288
                                                                  -----------
                                                                    1,519,663
                                                                  -----------
     THRIFTS & MORTGAGE FINANCE -- 1.3%
     Anchor Bancorp Wisconsin, Inc.                     553            14,931
     Astoria Financial Corp.                          3,700            98,161
     Bank Mutual Corp.                                1,077            12,698
     BankAtlantic Bancorp, Inc. -
       Class A                                          931             8,072
     BankUnited Financial Corp. -
       Class A                                          733            11,391
     Berkshire Hills Bancorp, Inc.                    1,310            39,601
     Brookline Bancorp, Inc.                          1,497            17,350
     Centerline Holding Co.                             930            14,276
     Clayton Holdings, Inc.*                            240             1,922
     Corus Bankshares, Inc.                           1,165            15,168
     Delta Financial Corp.                              630             3,093
     Dime Community Bancshares                        4,441            66,482
     Downey Financial Corp.                             306            17,687
     Federal Agricultural Mortgage
       Corp. Class C                                    240             7,046
     First Busey Corp.                                   80             1,753
     First Financial Holdings, Inc.                      70             2,190
     First Place Financial Corp.                        100             1,770
     FirstFed Financial Corp.*                          436            21,604
     Flagstar Bancorp, Inc.                           1,250            12,163
     Flushing Financial Corp.                           230             3,864
     Franklin Bank Corp.*                               725             6,670
     Fremont General Corp.                            1,064             4,150
     KNBT Bancorp, Inc.                                 180             2,977
     NASB Financial, Inc.                               100             3,590
     NewAlliance Bancshares, Inc.                       180             2,642
     Northwest Bancorp, Inc.                            110             3,131
     OceanFirst Financial Corp.                          30               523
     PFF Bancorp, Inc.                                  110             1,687
     Provident Financial Services, Inc.                 280             4,584
     Triad Guaranty, Inc.*                              268             5,084
     TrustCo Bank Corp. NY                            2,137            23,357
     United Community Financial Corp.                   110               794
     Washington Federal, Inc.                         3,900           102,414


                                                    SHARES           VALUE
                                                   --------       -----------
     Westfield Financial, Inc.                           80       $       777
     Willow Financial Bancorp, Inc.                     170             2,113
                                                                  -----------
                                                                      535,715
                                                                  -----------
   TOTAL FINANCIALS                                                 5,433,190
                                                                  -----------

   HEALTH CARE -- 9.6%
     BIOTECHNOLOGY -- 0.5%
     Acadia Pharmaceuticals, Inc.*                       50               752
     Alkermes, Inc.*                                     10               184
     Arena Pharmaceuticals, Inc.*                        50               547
     ArQule, Inc.*                                      625             4,456
     BioCryst Pharmaceuticals, Inc.*                     10                72
     BioMarin Pharmaceutical, Inc.*                      10               249
     Cell Genesys, Inc.*                                 80               306
     Coley Pharmaceutical Group, Inc.*                   20                63
     Cubist Pharmaceuticals, Inc.*                    2,440            51,557
     CV Therapeutics, Inc.*                              50               449
     Dendreon Corp.*                                     10                77
     Emergent Biosolutions, Inc.*                        10                89
     Encysive Pharmaceuticals, Inc.*                    160               242
     Genomic Health, Inc.                                10               192
     GTx, Inc.*                                          10               163
     Indevus Pharmaceuticals, Inc.                       10                69
     Isis Pharmaceuticals, Inc.*                         10               150
     Keryx Biopharmaceuticals, Inc.*                     20               199
     Lifecell Corp.*                                    725            27,238
     MannKind Corp.                                      60               581
     Martek Bioscience Corp.*                           720            20,901
     Neurocrine Biosciences, Inc.*                       30               300
     Omrix Biopharmaceuticals, Inc.*                    660            23,304
     Onyx Pharmaceuticals, Inc.*                         10               435
     OSI Pharmaceuticals, Inc.                          600            20,394
     Osiris Therapeutics, Inc.*                          10               129
     Regeneron Pharmaceuticals, Inc.*                 1,412            25,133
     Savient Pharmaceuticals, Inc.*                   1,007            14,652
     Telik, Inc.*                                        70               204
     United Therapeutics Corp.*                          40             2,662
                                                                  -----------
                                                                      195,749
                                                                  -----------
     HEALTH CARE EQUIPMENT & SUPPLIES -- 3.9%
     Abaxis, Inc.*                                       10               224
     Align Technology, Inc.*                             20               507
     American Medical Systems Holdings,
       Inc.*                                          1,940            32,883
     Analogic Corp.                                     249            15,876
     AngioDynamics, Inc.*                                50               942
     ArthroCare Corp.*                                2,830           158,169
     Aspect Medical Systems, Inc.*                       40               543
     BioLase Technology, Inc.*                          807             5,520
     Candela Corp.*                                      80               679
     Cantel Medical Corp.                             1,920            29,971
     Conmed Corp.*                                    2,479            69,387
     Cyberonics, Inc.*                                  520             7,249
     Cynosure, Inc.*                                  1,920            70,848
     Datascope Corp.                                  3,499           118,301
     DexCom, Inc.*                                       40               400
     DJO, Inc.*                                         532            26,121
     Greatbatch Technologies, Inc.*                     612            16,273
     Haemonetics Corp.*                               1,469            72,598
     HealthTronics, Inc.*                               140               714
     Hologic, Inc.*                                   1,468            89,548
     ICU Medical, Inc.*                                 379            14,686

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     IDEXX Laboratories, Inc.*                          837       $    91,727
     Immucor, Inc.*                                   1,913            68,390
     Integra LifeSciences Holdings
       Corp.*                                         2,325           112,948
     International Remote Imaging
       Systems, Inc.*                                 2,230            42,816
     Invacare Corp.                                     722            16,880
     Kensey Nash Corp.*                                 348             9,086
     Medical Action Industries, Inc.*                    10               237
     Mentor Corp.                                     2,504           115,309
     Meridian Diagnostics, Inc.                         790            23,953
     Merit Medical Systems, Inc.*                       766             9,943
     Neurometrix, Inc.*                                  60               524
     NxStage Medical, Inc.*                              10               145
     OraSure Technologies, Inc.*                         20               201
     Orthofix International N.V.*                        30             1,469
     Osteotech, Inc.*                                   440             3,309
     Palomar Medical Technologies, Inc.*                396            11,282
     PolyMedica Corp.                                   635            33,350
     Possis Medical, Inc.*                            3,145            42,615
     Quidel Corp.*                                       30               587
     Respironics, Inc.*                               1,965            94,379
     Sirona Dental Systems, Inc.*                        30             1,070
     STERIS Corp.                                       160             4,373
     SurModics, Inc.*                                   404            19,800
     Symmetry Medical, Inc.*                            564             9,419
     The Cooper Cos., Inc.                            1,213            63,585
     Theragenics Corp.*                                 838             3,763
     Thoratec Corp.*                                  2,320            48,001
     Vital Signs, Inc.                                  186             9,698
     West Pharmaceutical Services, Inc.                  60             2,500
     Young Innovations, Inc.                             40             1,144
     Zoll Medical Corp.*                                 10               259
                                                                  -----------
                                                                    1,574,201
                                                                  -----------
     HEALTH CARE PROVIDERS & SERVICES -- 3.2%
     Air Methods Corp.*                                  40             1,848
     Alliance Imaging, Inc.*                            290             2,627
     Amedisys, Inc.*                                    708            27,201
     AMERIGROUP Corp.*                                1,322            45,583
     AMN Healthcare Services, Inc*                    3,167            59,318
     AmSurg Corp.*                                      877            20,232
     Apria Healthcare Group, Inc.*                      200             5,202
     Bio-Reference Laboratories, Inc.*                2,650            89,464
     Centene Corp.*                                   1,143            24,586
     Chemed Corp.                                     2,098           130,412
     Corvel Corp.*                                       30               694
     Cross Country Healthcare, Inc.*                    561             9,801
     Cryolife, Inc.*                                    415             3,922
     Emergency Medical Services Corp.*                2,070            62,618
     Gentiva Health Services, Inc.*                     829            15,925
     HealthExtras, Inc.*                                812            22,598
     Healthsouth Corp.*                                 250             4,378
     Healthspring, Inc.*                              3,100            60,450
     Healthways, Inc.*                                  998            53,862
     Hooper Holmes, Inc.*                             1,644             3,880
     InVentiv Health, Inc.*                           2,979           130,540
     Kindred Healthcare, Inc.*                          200             3,582
     Landauer, Inc.                                      10               510
     LCA - Vision, Inc.                                 475            13,960


                                                    SHARES           VALUE
                                                   --------       -----------
     LHC Group, Inc.*                                   335       $     7,192
     Magellan Health Services, Inc.*                    110             4,464
     Matria Healthcare, Inc.*                           515            13,472
     Medcath Corp.*                                   2,340            64,256
     Molina Healthcare*                                 100             3,627
     National HealthCare Corp.                           30             1,542
     Odyssey Healthcare, Inc.*                        1,024             9,841
     Owens & Minor, Inc.                                847            32,262
     Pediatrix Medical Group, Inc.*                   1,313            85,896
     PharMerica Corp.*                                  659             9,832
     Providence Service Corp.*                           40             1,174
     PSS World Medical, Inc.*                         1,489            28,485
     Psychiatric Solutions, Inc.*                        50             1,964
     Radiation Therapy Services, Inc.*                   20               416
     RehabCare Group, Inc.*                             362             6,368
     Res-Care, Inc.*                                  3,161            72,197
     Sierra Health Services, Inc.*                    1,522            64,213
     Sun Healthcare Group, Inc.*                      2,710            45,284
     Sunrise Senior Living, Inc.*                     1,369            48,422
     Visicu, Inc.*                                       80               606
     VistaCare, Inc. - Class A*                          30               196
                                                                  -----------
                                                                    1,294,902
                                                                  -----------
     HEALTH CARE TECHNOLOGY -- 0.3%
     Allscripts Healthcare Solutions,
       Inc.*                                          1,044            28,219
     Computer Programs and Systems, Inc.                 90             2,372
     Merge Technologies, Inc.*                          130               571
     Omnicell, Inc.*                                  3,220            91,899
     Phase Forward, Inc.*                               862            17,249
     Trizetto Group, Inc.*                               30               525
                                                                  -----------
                                                                      140,835
                                                                  -----------
     LIFE SCIENCES TOOLS & SERVICES -- 0.5%
     Affymetrix, Inc.*                                   30               761
     Albany Molecular Research, Inc.*                    60               906
     Bio-Rad Laboratories, Inc. -
       Class A*                                          40             3,620
     Bruker Biosciences Corp.*                           20               176
     Cambrex Corp.                                      707             7,699
     Dionex Corp.*                                      514            40,843
     Enzo Biochem, Inc.*                                620             7,037
     eResearch Technology, Inc.*                        200             2,278
     Kendle International, Inc.*                        287            11,919
     Nektar Therapeutics*                                40               353
     PARAXEL International Corp.*                     2,435           100,493
     Pharmanet Development Group, Inc.*                 476            13,818
     Varian, Inc.*                                       30             1,908
                                                                  -----------
                                                                      191,811
                                                                  -----------
     PHARMACEUTICALS -- 1.2%
     Adams Respiratory Therapeutics,
       Inc.*                                             70             2,698
     Adolor Corp.*                                       60               205
     Alpharma, Inc. - Class A*                          779            16,639
     AtheroGenics, Inc.*                                100               166
     Bentley Pharmaceuticals, Inc.*                      30               374
     Bradley Pharmamaceuticals, Inc.*                   458             8,336
     Caraco Pharmaceutical
       Laboratories, Ltd.*                               10               153

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Hi-Tech Pharmacal Co., Inc.*                        50       $       594
     K-V Pharmaceutical Co. - Class A*                3,370            96,382
     Medicis Pharmaceutical Corp.                       140             4,271
     MGI Pharma, Inc.*                                2,806            77,951
     Noven Pharmaceuticals, Inc.*                       660            10,514
     Par Pharmaceutical Co., Inc.*                    3,570            66,259
     Penwest Pharmaceuticals Co.*                        40               440
     Perrigo Co.                                      2,930            62,556
     Pozen, Inc.*                                        20               221
     Replidyne, Inc.*                                    50               323
     Sciele Pharmaceutical Co.*                       3,584            93,256
     Somaxon Pharmaceuticals, Inc.*                      10               102
     SuperGen, Inc.*                                     10                43
     Valeant Pharmaceuticals
       International*                                 3,000            46,440
     ViroPharma, Inc.*                                1,457            12,967
                                                                  -----------
                                                                      500,890
                                                                  -----------
   TOTAL HEALTH CARE                                                3,898,388
                                                                  -----------

   INDUSTRIALS -- 14.1%
     AEROSPACE & DEFENSE -- 1.7%
     AAR Corp.*                                         676            20,510
     American Science & Engineering,
       Inc.                                              10               627
     Applied Signal Technology, Inc.                    174             2,353
     BE Aerospace, Inc.*                                 20               831
     Ceradyne, Inc.*                                    783            59,304
     Cubic Corp.                                        403            16,995
     Curtiss Wright Corp.                             2,347           111,483
     DynCorp International, Inc.*                     3,020            69,792
     EDO Corp.                                          437            24,476
     Esterline Technologies Corp.*                      563            32,119
     GenCorp, Inc.*                                   1,150            13,754
     HEICO Corp.                                         30             1,481
     Herley Industries, Inc.*                            40               598
     Hexcel Corp.*                                      120             2,725
     Innovative Solutions & Support,
       Inc.*                                             20               379
     Ionatron, Inc.*                                     50               172
     Ladish Co., Inc.*                                  800            44,384
     Moog, Inc. - Class A*                              950            41,743
     MTC Technologies, Inc.*                             40               772
     Orbital Sciences Corp.*                            120             2,669
     Teledyne Technologies, Inc.*                     1,801            96,155
     Triumph Group, Inc.                                319            26,066
     United Industrial Corp.                          1,440           108,374
                                                                  -----------
                                                                      677,762
                                                                  -----------
     AIR FREIGHT & LOGISTICS -- 0.6%
     Atlas Worldwide Holdings, Inc.*                    670            34,592
     Forward Air Corp.                                  847            25,224
     Hub Group, Inc. - Class A*                       6,019           180,750
     Pacer International, Inc.                          140             2,667
                                                                  -----------
                                                                      243,233
                                                                  -----------
     AIRLINES -- 0.1%
     AirTran Holdings, Inc.*                            100               984
     Alaska Air Group, Inc.*                             30               693
     ExpressJet Holdings, Inc.*                         380             1,174
     Frontier Airlines Holdings, Inc.*                  925             5,726
     JetBlue Airways Corp.*                              70               646
     Mesa Air Group, Inc.*                              869             3,858
     Pinnacle Airlines Corp.*                            40               641


                                                    SHARES           VALUE
                                                   --------       -----------
     Republic Airways Holdings, Inc.*                   130       $     2,752
     SkyWest, Inc.                                    1,266            31,865
                                                                  -----------
                                                                       48,339
                                                                  -----------
     BUILDING PRODUCTS -- 0.6%
     American Woodmark Corp.                             50             1,240
     Ameron International Corp.                          30             3,173
     Apogee Enterprises, Inc.                           495            12,840
     Builders FirstSource, Inc.*                        400             4,312
     Gibraltar Industries, Inc                          529             9,786
     Goodman Global, Inc.*                            2,080            49,670
     Griffon Corp.*                                     710            10,721
     Insteel Industries, Inc.                            10               154
     Lennox International, Inc.                       2,371            80,140
     NCI Building Systems, Inc.*                        440            19,012
     Simpson Manufacturing Co., Inc.                  1,062            33,825
     Trex Co., Inc.*                                     40               445
     Universal Forest Products, Inc.                    347            10,375
                                                                  -----------
                                                                      235,693
                                                                  -----------
     COMMERCIAL SERVICES & SUPPLIES -- 3.9%
     ABM Industries, Inc.                               904            18,062
     ACCO Brands Corp.*                                 740            16,606
     Administaff, Inc.                                2,866           104,036
     American Ecology corp.                              60             1,271
     American Reprographics Co.*                         80             1,498
     Amrep Corp.                                         50             1,340
     Angelica Corp.                                     138             2,720
     Bowne & Co., Inc.                                2,526            42,083
     Brady Corp. - Class A                            1,204            43,200
     Casella Waste Systems, Inc.*                        90             1,129
     CBIZ, Inc.*                                         90               716
     CDI Corp.                                          395            11,013
     Clean Harbors, Inc.*                                10               445
     Comfort Systems USA, Inc.                        2,820            40,044
     Comsys IT Partners Inc.*                         1,910            32,107
     Consolidated Graphics, Inc.*                     1,315            82,569
     Cornell Cos., Inc.*                              1,100            25,905
     CoStar Group, Inc.*                                 30             1,603
     CRA International, Inc.*                           900            43,371
     Deluxe Corp.                                       480            17,683
     Diamond Management & Technology
       Consultants, Inc.                                 20               184
     Ennis, Inc.                                        130             2,865
     First Advantage Corp. - Class A*                    60             1,060
     First Consulting Group, Inc.*                       30               309
     FTI Consulting, Inc.*                              690            34,714
     G & K Services, Inc. - Class A                     428            17,206
     Healthcare Services Group, Inc.                  1,067            21,628
     Heidrick & Struggles
       International, Inc.*                             377            13,742
     Herman Miller, Inc.                              1,340            36,368
     Hudson Highland Group, Inc.*                        40               509
     ICT Group, Inc.*                                    20               268
     IHS, Inc. - Class A*                                20             1,130
     IKON Office Solutions, Inc.                        360             4,626
     Interface, Inc. - Class A                          960            17,328
     Kelly Services, Inc. - Class A                     150             2,971
     Kenexa Corp.*                                       40             1,231
     Kforce, Inc.*                                      130             1,672
     Knoll, Inc.                                      6,240           110,698
     Korn/Ferry International, Inc.*                     50               825
     Labor Ready, Inc.*                               1,259            23,304
     Layne Christensen Co.*                           1,500            83,220

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     LECG Corp.*                                         20       $       298
     M&F Worldwide Corp.*                                30             1,506
     McGrath RentCorp                                   100             3,324
     Mine Safety Appliances Co.                         140             6,595
     Mobile Mini, Inc.*                                 929            22,445
     Navigant Consulting, Inc.*                         180             2,279
     On Assignment, Inc.*                               753             7,033
     PeopleSupport, Inc.*                                30               359
     Pike Electric Corp.*                                50               938
     Protection One, Inc.*                              350             4,697
     Resources Connection, Inc.                          40               926
     Rollins, Inc.                                      150             4,003
     RSC Holdings, Inc.*                              2,150            35,260
     Schawk, Inc.                                     2,320            52,362
     School Specialty, Inc.*                          2,142            74,177
     Spherion Corp.*                                  1,139             9,408
     Standard Parking Corp.*                            400            15,916
     Standard Register Co.                              500             6,355
     Steelcase, Inc. -  Class A                       4,000            71,920
     Teletech Holdings, Inc.*                         2,540            60,731
     Tetra Tech, Inc.*                                1,235            26,083
     United Stationers, Inc.*                         1,546            85,834
     Viad Corp.                                         344            12,384
     Volt Information Sciences, Inc.*                   291             5,133
     Waste Connections, Inc.*                         5,067           160,928
     Waste Industries USA, Inc.                          50             1,431
     Watson Wyatt Worldwide, Inc.                     1,096            49,254
                                                                  -----------
                                                                    1,584,838
                                                                  -----------
     CONSTRUCTION & ENGINEERING -- 0.7%
     EMCOR Group, Inc.*                               2,630            82,477
     Granite Construction, Inc.                          80             4,242
     Insituform Technologies, Inc.*                     588             8,955
     Integrated Electric Services, Inc.*                 30               768
     Perini Corp.*                                       30             1,678
     Sterling Construction Co., Inc.*                    30               693
     The Shaw Group, Inc.*                            1,333            77,447
     URS Corp.*                                       2,083           117,585
                                                                  -----------
                                                                      293,845
                                                                  -----------
     ELECTRICAL EQUIPMENT -- 1.5%
     Acuity Brands, Inc.                              2,588           130,642
     American Superconductor Corp.*                      30               614
     Baldor Electric Co.                                817            32,639
     Belden CDT, Inc.                                 2,786           130,691
     C & D Technologies, Inc.*                          574             2,859
     Encore Wire Corp.                                   60             1,508
     EnerSys, Inc.*                                      40               711
     First Solar, Inc.*                                  10             1,177
     Franklin Electric Co., Inc.                         30             1,233
     Fuelcell Energy, Inc.*                             120             1,073
     General Cable Corp.*                                10               671
     Graftech International, Ltd.*                       40               714
     II-VI, Inc.*                                        20               691
     Lamson & Sessions Co.*                              40             1,078
     LSI Industries, Inc.                                90             1,847
     Magnetek, Inc.*                                    600             2,880
     Medis Technologies, Ltd.*                           20               260
     Powell Industries, Inc.*                            10               379
     Preformed Line Poducts Co.                          40             2,081
     Regal-Beloit Corp.                               2,300           110,147
     Smith Corp.                                        517            22,686
     Superior Essex, Inc.*                               20               746


                                                    SHARES           VALUE
                                                   --------       -----------
     The Genlyte Group, Inc.*                         1,970       $   126,592
     Vicor Corp.                                        603             7,308
     Woodward Governor Co.                              688            42,931
                                                                  -----------
                                                                      624,158
                                                                  -----------
     INDUSTRIAL CONGLOMERATES -- 0.0%
     Raven Industries, Inc.                              90             3,605
     Standex International Corp.                        185             3,826
     Tredegar Industries Corp.                          485             8,366
     Walter Industries, Inc.                            140             3,766
                                                                  -----------
                                                                       19,563
                                                                  -----------
     MACHINERY -- 3.9%
     A.S.V., Inc.*                                      571             8,011
     Accuride Corp.*                                     90             1,090
     Actuant Corp. - Class A                          1,450            94,206
     Albany International Corp.                       1,578            59,159
     Altra Holdings, Inc.*                            4,200            70,014
     American Railcar Industries, Inc.                   30               661
     Ampco-Pittsburgh Corp.                              30             1,181
     Astec Industries, Inc.*                            961            55,209
     Badger Meter, Inc.                                  30               962
     Barnes Group, Inc.                               2,584            82,481
     Basin Water, Inc.*                                  30               355
     Blount International, Inc.*                        110             1,250
     Briggs & Stratton Corp.                          1,102            27,748
     Bucyrus International, Inc.                         30             2,188
     Cascade Corp.                                      221            14,403
     Chart Industries, Inc.*                            330            10,613
     Circor International, Inc.                       1,950            88,549
     Clarcor, Inc.                                    1,290            44,131
     Columbus McKinnon Corp.*                         1,750            43,557
     Dynamic Materials Corp.                             30             1,437
     EnPro Industries, Inc.*                          3,045           123,627
     ESCO Technologies, Inc.*                            60             1,994
     Federal Signal Corp.                               210             3,226
     Flow International, Corp.*                       3,600            31,752
     Force Protection, Inc.*                          2,910            63,031
     FreightCar America, Inc.                            50             1,910
     Gardner Denver, Inc.*                            3,900           152,100
     Gehl Co.*                                           20               447
     Gorman-Rupp Co.                                     10               332
     Greenbrier Cos., Inc.                               40             1,068
     Kadant, Inc., Inc.*                                 10               280
     Kaydon Corp.                                       687            35,717
     Kennametal, Inc.                                   600            50,388
     Lindsay Manufacturing Co.                          306            13,397
     Lydall, Inc.*                                      380             3,526
     Middleby Corp.*                                     40             2,582
     Miller Industries, Inc.*                            50               856
     Mueller Industries, Inc.                         1,972            71,268
     Mueller Water Products, Inc. -
       Class A                                           90             1,115
     NACCO Industries, Inc. - Class A                    10             1,035
     Nordson Corp.                                       90             4,519
     Robbins & Myers, Inc.                              390            22,343
     Tecumseh Products Co. - Class A*                   250             4,812
     Tennant Co.                                         30             1,461
     The Manitowoc Co., Inc.                          3,359           148,737
     The Toro Co.                                     1,095            64,419
     Titan International, Inc.                           20               638
     Valmont Industries, Inc.                           415            35,213
     Wabash National Corp.                              549             6,198

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Watts Water Technologies, Inc. -
       Class A                                          654       $    20,078
     Westinghouse Air Brake Co.                       2,740           102,640
     Xerium Technologies, Inc.                          260             1,404
                                                                  -----------
                                                                    1,579,318
                                                                  -----------
     MARINE -- 0.3%
     Horizon Lines, Inc. - Class A                    2,470            75,409
     Kirby Corp.*                                     1,452            64,091
                                                                  -----------
                                                                      139,500
                                                                  -----------
     ROAD & RAIL -- 0.5%
     Amerco, Inc.*                                       40             2,538
     Arkansas Best Corp.                                515            16,820
     Dollar Thrifty Automotive Group,
       Inc.*                                             40             1,388
     Genesee & Wyoming, Inc. - Class A*                 110             3,172
     Heartland Express, Inc.                          1,765            25,204
     Kansas City Southern Industries,
       Inc.*                                          1,279            41,145
     Knight Transportation, Inc.                      1,493            25,695
     Landstar System, Inc.                            1,510            63,375
     Marten Transport, Ltd.*                             60               925
     Old Dominion Freight Line, Inc.*                   675            16,180
     P.A.M. Transportation Services*                     10               180
     Quality Distribution, Inc.*                        130             1,157
     Saia, Inc.*                                         50               826
     Universal Truckload Services, Inc.*                 30               659
     Werner Enterprises, Inc.                           100             1,715
                                                                  -----------
                                                                      200,979
                                                                  -----------
     TRADING COMPANIES & DISTRIBUTORS -- 0.3%
     Applied Industrial Technologies,
       Inc.                                           1,403            43,254
     Beacon Roofing Supply, Inc.*                        90               920
     BlueLinx Holdings, Inc.                            490             3,450
     Electro Rent Corp.                                 260             3,643
     H&E Equipment Services, Inc.*                       30               539
     Kaman Corp.                                        479            16,554
     Lawson Products, Inc.                               81             2,820
     Rush Enterprises, Inc. - Class A*                   60             1,521
     TAL International Group, Inc.                       40             1,003
     TransDigm Group, Inc.*                              60             2,743
     UAP Holding Corp.                                  170             5,331
     Watsco, Inc.                                       605            28,090
                                                                  -----------
                                                                      109,868
                                                                  -----------
   TOTAL INDUSTRIALS                                                5,757,096
                                                                  -----------

   INFORMATION TECHNOLOGY -- 16.0%
     COMMUNICATIONS EQUIPMENT -- 2.2%
     Adtran, Inc.                                     2,106            48,501
     Arris Group, Inc.*                               5,279            65,196
     Avocent Corp.*                                     100             2,912
     Bel Fuse, Inc. - Class B                           263             9,116
     Black Box Corp.                                    365            15,607
     Blue Coat Systems, Inc.*                         1,270           100,025
     C-COR.net Corp.*                                   906            10,410
     Carrier Access Corp.*                            3,200            12,160
     CommScope, Inc.*                                    20             1,005
     Comtech Telecommunications Corp.*                  629            33,645
     Digi International, Inc.*                          374             5,326


                                                    SHARES           VALUE
                                                   --------       -----------
     Ditech Networks, Inc.*                             642       $     3,383
     Dycom Industries, Inc.*                          3,680           112,718
     Foundry Networks, Inc.*                          4,220            74,989
     Harmonic, Inc.*                                  1,435            15,225
     Harris Stratex Networks, Inc.*                      10               175
     InterDigital, Inc.*                                120             2,494
     IXYS Corp.*                                         90               785
     KVH Industries, Inc.*                            8,100            69,336
     Loral Space & Communications, Ltd.*                 40             1,590
     NETGEAR, Inc.*                                   2,518            76,598
     Network Equipment Technologies,
       Inc.*                                            588             8,526
     Orbcomm, Inc.*                                      10                75
     Packeteer, Inc.*                                   160             1,216
     PC-Tel, Inc.*                                      413             3,135
     Plantronics, Inc.                                  180             5,139
     Polycom, Inc.*                                   3,946           105,990
     Powerwave Technologies, Inc.*                      170             1,047
     Radyne Corp.*                                      100             1,054
     ShoreTel, Inc.*                                  2,450            35,084
     Sycamore Networks, Inc.*                         8,000            32,560
     Symmetricom, Inc.*                                 730             3,431
     Tekelec*                                         1,850            22,385
     Tollgrade Communications, Inc.*                    246             2,489
     Viasat, Inc.*                                      580            17,881
                                                                  -----------
                                                                      901,208
                                                                  -----------
     COMPUTERS & PERIPHERALS -- 0.8%
     Adaptec, Inc.*                                   1,859             7,101
     Avid Technology, Inc.*                             706            19,118
     Cray, Inc.*                                      5,900            42,480
     Electronics for Imaging, Inc.*                   1,980            53,183
     Emulex Corp.*                                      100             1,917
     Hutchinson Technology, Inc.*                       609            14,981
     Hypercom Corp.*                                    150               678
     Imation Corp.                                      120             2,944
     Intermec, Inc.*                                     70             1,828
     Intevac, Inc.*                                     469             7,129
     Neoware, Inc.*                                     601             9,748
     Novatel Wireless, Inc.*                          3,781            85,640
     Palm, Inc.*                                         70             1,139
     Prestek, Inc.*                                     150               941
     Rackable Systems, Inc.*                             30               389
     Stratasys, Inc.*                                   480            13,229
     Synaptics, Inc.*                                   714            34,101
     Xyratex Ltd.*                                    1,380            26,482
                                                                  -----------
                                                                      323,028
                                                                  -----------
     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.0%
     Agilysys, Inc.                                     594            10,039
     Anixter International, Inc.*                       625            51,531
     Bell Microproducts, Inc.*                          745             4,634
     Benchmark Electronics, Inc.*                     1,330            31,747
     Brightpoint, Inc.*                                 956            14,350
     CalAmp Corp.*                                      110               380
     Checkpoint Systems, Inc.*                          906            23,909
     Cogent, Inc.*                                      400             6,272
     Cognex Corp.                                       748            13,284
     Coherent, Inc.*                                  2,471            79,270
     CPI International, Inc.*                         2,300            43,723
     CTS Corp.                                          562             7,250
     Daktronics, Inc.                                   844            22,974
     Dolby Laboratories, Inc.*                        1,770            61,631

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     DTS, Inc.*                                          20       $       607
     Electro Scientific Industries,
       Inc.*                                            458            10,974
     Faro Technologies, Inc.*                           400            17,660
     FLIR Systems, Inc.*                              1,828           101,253
     Gerber Scientific, Inc.*                           388             4,210
     Insight Enterprises, Inc.*                         889            22,945
     Itron, Inc.*                                     1,344           125,086
     Keithley Instruments, Inc.                         359             3,805
     Kemet Corp.*                                        10                74
     Littelfuse, Inc.*                                  493            17,595
     LoJack Corp.*                                    2,075            39,342
     Maxwell Technologies, Inc.*                         10               116
     Mercury Computer Systems, Inc.*                    617             6,343
     Methode Electronics, Inc.                          745            11,212
     MTS Systems Corp.                                  497            20,675
     Multi-Fineline Electronix, Inc.*                    40               593
     Newport Corp.*                                     644             9,808
     Park Electrochemical Corp.                       2,217            74,447
     Photon Dynamics, Inc.*                           4,464            40,399
     Planar Systems, Inc.*                              410             2,751
     Plexus Corp.*                                      797            21,838
     Radisys Corp.*                                     384             4,781
     Rofin-Sinar Technologies, Inc.*                    600            42,126
     Rogers Corp.*                                      437            18,000
     ScanSource, Inc.                                   665            18,693
     Smart Modular Technologies (WWH),
       Inc.                                           2,050            14,658
     Synnex Corp.*                                      370             7,607
     Technitrol, Inc.                                   906            24,417
     Trimble Navigation, Ltd.*                        3,159           123,864
     TTM Technologies, Inc.*                            990            11,454
     X-Rite, Inc.*                                    3,536            51,060
                                                                  -----------
                                                                    1,219,387
                                                                  -----------
     INTERNET SOFTWARE & SERVICES -- 1.5%
     Access Integrated Technologies,
       Inc.*                                             80               448
     Bankrate, Inc.*                                    325            14,989
     CNET Networks, Inc.*                                80               596
     Cybersource Corp.*                                 650             7,599
     DealerTrack Holdings, Inc.*                         10               419
     Digital River, Inc.*                                80             3,580
     Earthlink, Inc.*                                   740             5,861
     HouseValues, Inc.*                                 130               510
     Infospace, Inc.                                    584            10,255
     Ipass, Inc.*                                       210               882
     j2 Global Communications, Inc.*                  5,837           191,045
     Jupitermedia Corp.*                                170             1,076
     Liquidity Services, Inc.*                           10               110
     Loopnet, Inc.*                                      30               616
     Marchex, Inc.                                       90               856
     Miva, Inc.                                         799             3,771
     NIC, Inc.                                           30               208
     Omniture, Inc.*                                     10               303
     Online Resources Corp.*                             40               506
     Openwave Systems, Inc.                              80               350
     Perficient, Inc.*                                  580            12,685
     RealNetworks, Inc.*                                310             2,102
     SAVVIS, Inc.*                                       10               388
     Sohu.com, Inc.*                                     40             1,508
     SonicWALL, Inc.*                                14,100           123,093
     Terremark Worldwide, Inc.*                          10                72


                                                    SHARES           VALUE
                                                   --------       -----------
     The Knot, Inc.*                                    580       $    12,331
     TheStreet.com, Inc.                              3,230            39,115
     United Online, Inc.                              1,521            22,830
     ValueClick, Inc.*                                1,170            26,278
     Visual Sciences, Inc.*                              50               722
     WebMD Health Corp.*                                900            46,890
     Websense, Inc.*                                  2,899            57,197
     Website Pros, Inc.                               3,500            36,610
                                                                  -----------
                                                                      625,801
                                                                  -----------
     IT SERVICES -- 0.9%
     Authorize.Net Holdings, Inc.*                      630            11,107
     CACI International, Inc. - Class A*                928            47,412
     Cass Information Systems, Inc.                      20               716
     CIBER, Inc.*                                     1,039             8,115
     CSG Systems International, Inc.*                 1,870            39,738
     Euronet Worldwide, Inc.*                           690            20,541
     Gartner, Inc.*                                     170             4,158
     Gevity HR, Inc.                                    561             5,750
     iGate Corp.*                                        20               171
     InfoUSA, Inc.                                      370             3,437
     Lionbridge Technologies, Inc.*                     110               439
     Mantech International Corp. -
       Class A*                                         563            20,257
     MAXIMUS, Inc.                                    1,671            72,822
     MPS Group, Inc.*                                 4,740            52,851
     Ness Technologies, Inc.*                            10               109
     Perot Systems Corp.*                               220             3,720
     SAIC, Inc.*                                        840            16,120
     Sapient Corp.*                                      30               201
     SI International, Inc.*                            280             8,000
     SRA International, Inc. - Class A*                  90             2,527
     StarTek, Inc.                                      363             3,677
     Sykes Enterprises, Inc.*                           551             9,152
     Syntel, Inc.                                       240             9,979
     Wright Express Corp.*                              280            10,217
                                                                  -----------
                                                                      351,216
                                                                  -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.4%
     Actel Corp.*                                       643             6,899
     Advanced Analogic Technologies,
       Inc.                                              80               851
     Advanced Energy Industries*                        567             8,562
     AMIS Holdings, Inc.*                             4,601            44,676
     Amkor Technology, Inc.*                             30               346
     ANADIGICS, Inc.*                                 4,010            72,501
     Asyst Technologies, Inc.*                          150               794
     Atheros Communications, Inc.*                       50             1,498
     ATMI, Inc.*                                        722            21,479
     Axcelis Technologies, Inc.*                      1,591             8,130
     Brooks Automation, Inc.*                         1,189            16,931
     Cabot Microelectronics Corp.*                    1,748            74,727
     Cohu, Inc.                                         437             8,194
     Credence Systems Corp.*                             90               278
     Cymer, Inc.*                                       728            27,948
     Diodes, Inc.*                                    1,820            58,422
     DSP Group, Inc*                                  4,743            75,082
     Eagle Test Systems, Inc.*                        2,860            36,665
     Entegris, Inc.*                                     20               174
     Exar Corp.*                                        902            11,780
     FEI Co.*                                           569            17,884
     Formfactor, Inc.*                                   40             1,775

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  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Genesis Microchip, Inc.*                           170       $     1,333
     Hittite Microwave Corp.*                            40             1,766
     Ikanos Communications, Inc.                         50               279
     Kopin Corp.*                                     1,433             5,460
     Kulicke & Soffa Industries, Inc.*                  903             7,657
     Micrel, Inc.                                        30               324
     Microsemi Corp.*                                 3,773           105,191
     MKS Instruments, Inc.*                             643            12,230
     Monolithic Power Systems, Inc.*                  1,550            39,370
     Netlogic Microsystems, Inc.*                        30             1,083
     Omnivision Technologies, Inc.*                   4,900           111,377
     ON Semiconductor Corp.*                          8,400           105,504
     PDF Solutions, Inc.*                                10                99
     Pericom Semiconductor Corp.*                       617             7,231
     Photronics, Inc.*                                  696             7,941
     PMC-Sierra, Inc.*                                3,180            26,680
     RF Micro Devices, Inc.*                          6,910            46,504
     Rudolph Technologies, Inc.*                        496             6,860
     Semtech Corp.*                                     290             5,939
     Sigma Designs, Inc.*                               700            33,768
     Silcon Storage Technology, Inc.*                    90               290
     Silicon Image, Inc.*                               110               567
     Sirf Technology Holdings, Inc.*                     70             1,494
     Skyworks Solutions, Inc.*                        2,959            26,749
     Standard Microsystems Corp.*                       465            17,865
     Supertex, Inc.*                                    264            10,528
     Techwell, Inc.*                                     20               212
     Tessera Techonologies, Inc.*                        40             1,500
     Trident Microsystems, Inc.*                      2,310            36,706
     TriQuint Semiconductor, Inc.*                    6,810            33,437
     Ultratech, Inc.*                                   353             4,893
     Varian Semiconductor Equipment
       Associates, Inc.*                              2,667           142,738
     Veeco Instruments, Inc.*                           489             9,477
     Zoran Corp.*                                     3,460            69,892
                                                                  -----------
                                                                    1,378,540
                                                                  -----------
     SOFTWARE -- 4.2%
     ACI Worldwide, Inc.*                                70             1,565
     Actuate Corp.*                                      30               194
     Ansoft Corp.*                                      414            13,654
     ANSYS, Inc.                                      2,184            74,627
     Aspen Technology, Inc.*                          6,390            91,505
     Blackbaud, Inc.                                  1,187            29,960
     Blackboard, Inc.*                                   30             1,375
     Bottomline Technologies, Inc.*                      30               376
     Captaris, Inc.*                                    839             4,438
     Catapult Communications Corp.*                     178             1,360
     Concur Technologies, Inc.*                         732            23,073
     Epicor Software Corp.*                           1,443            19,870
     EPIQ Systems, Inc.*                                621            11,687
     FactSet Research Systems, Inc.                   1,138            78,010
     Informatica Corp.*                               7,470           117,279
     Interactive Intelligence, Inc.*                  3,040            57,760
     Jack Henry & Associates, Inc.                    5,680           146,885
     JDA Software Group, Inc.*                          487            10,061
     Lawson Software, Inc.*                              90               901
     Macrovision Corp.*                                  80             1,970
     Magma Design Automation, Inc.*                   4,060            57,124
     Manhattan Associates, Inc.*                        745            20,420
     Mentor Graphics Corp.*                           4,400            66,440


                                                    SHARES           VALUE
                                                   --------       -----------
     MICROS Systems, Inc.*                            3,050       $   198,464
     MicroStrategy, Inc. - Class A*                      40             3,174
     Midway Games, Inc.*                                110               480
     Napster, Inc.*                                   1,064             3,479
     Nuance Communications, Inc.*                     2,695            52,041
     Parametric Technology Corp.*                       120             2,090
     Pegasystems, Inc.                                  180             2,142
     Phoenix Technologies, Ltd.*                        633             6,779
     Progress Software Corp.*                         3,985           120,746
     Quality Systems, Inc.                              470            17,216
     Quest Software, Inc.*                              240             4,118
     Radiant Systems, Inc.*                           3,636            57,558
     Renaissance Learning, Inc.                         230             2,781
     Secure Computing Corp.*                          3,601            35,038
     Smith Micro Software, Inc.*                      4,012            64,433
     Sonic Solutions, Inc.*                           2,679            28,049
     SPSS, Inc.*                                        408            16,785
     Sybase, Inc.*                                    7,480           173,012
     Synchronoss Technologies, Inc.*                     20               841
     Take-Two Interactive Software,
       Inc.*                                          1,946            33,238
     Taleo Corp. - Class A*                              20               508
     THQ, Inc.*                                       1,584            39,568
     TIBCO Software, Inc.*                               60               443
     Tyler Technologies, Inc.                           860            11,481
     Vasco Data Security International,
       Inc.*                                             20               706
     VMware Inc.*                                        90             7,650
                                                                  -----------
                                                                    1,713,354
                                                                  -----------
   TOTAL INFORMATION TECHNOLOGY                                     6,512,534
                                                                  -----------

   MATERIALS -- 4.0%
     CHEMICALS -- 1.3%
     A. Schulman, Inc.                                  461             9,096
     Albemarle Corp.                                    900            39,780
     American Vanguard Corp.                             20               390
     Arch Chemicals, Inc.                               511            23,956
     Calgon Carbon Corp.*                               130             1,815
     CF Industries Holdings, Inc.                        50             3,796
     Ferro Corp.                                        170             3,397
     Georgia Gulf Corp.                                 847            11,773
     H.B. Fuller Co.                                  5,603           166,297
     Koppers Holdings, Inc.                           1,950            75,289
     Kronos Worldwide, Inc.                             250             4,720
     Material Sciences Corp.*                           264             2,804
     Minerals Technologies, Inc.                         50             3,350
     NewMarket Corp.                                     60             2,963
     NL Industries, Inc.                                760             8,611
     Octel Corp.                                         80             1,822
     Olin Corp.                                         590            13,204
     OM Group, Inc.*                                  1,789            94,477
     Omnova Solutions, Inc.*                          1,027             5,936
     Penford Corp.                                      179             6,748
     PolyOne Corp.*                                   1,848            13,805
     Quaker Chemical Corp.                              214             5,033
     Rockwood Holdings, Inc.*                           130             4,658
     Sensient Technologies Corp.                        250             7,218
     Spartech Corp.                                     140             2,388
     Stepan Co.                                          50             1,546
     Symvx Technologies, Inc.*                          220             1,912
     Terra Industries, Inc.*                            150             4,689
     Tronox,  Inc. - Class B                            648             5,851
     Valhi, Inc.                                        490            11,637
     W.R. Grace & Co.*                                  100             2,686

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--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     Zoltek Cos., Inc.*                                  10       $       436
                                                                  -----------
                                                                      542,083
                                                                  -----------
     CONSTRUCTION MATERIALS -- 0.2%
     Headwaters, Inc.*                                1,365            20,311
     Texas Industries, Inc.                             497            39,014
     US Concrete, Inc.*                                 140               923
                                                                  -----------
                                                                       60,248
                                                                  -----------
     CONTAINERS & PACKAGING -- 0.9%
     AEP Industries, Inc.*                               20               847
     AptarGroup, Inc.                                 1,759            66,613
     Bway Holding Co.*                                6,400            71,360
     Caraustar Industries, Inc.*                        635             2,832
     Chesapeake Corp.                                   551             4,661
     Graphic Packaging Corp.*                           150               678
     Greif Brothers Corp. - Class A                   1,540            93,447
     Myers Industries, Inc.                             424             8,404
     Rock-Tenn Co. - Class A                          2,420            69,938
     Silgan Holdings, Inc.                            1,210            65,038
                                                                  -----------
                                                                      383,818
                                                                  -----------
     METALS & MINING -- 1.2%
     A.M. Castle & Co.                                1,145            37,327
     AMCOL International Corp.                          383            12,673
     Brush Engineered Materials, Inc.*                  367            19,044
     Century Aluminum Co.*                              520            27,378
     Cleveland-Cliffs, Inc.                             850            74,774
     Compass Minerals International,
       Inc.                                              80             2,723
     Hecla Mining Co.*                                   30               269
     Kaiser Aluminium Corp.                             240            16,937
     Metal Management, Inc.                           2,080           112,736
     Quanex Corp.                                     2,521           118,437
     Royal Gold, Inc.                                    20               655
     RTI International Metals, Inc.*                    511            40,502
     Ryerson Tull, Inc.                                 412            13,901
     Schnitzer Steel Industries, Inc. -
       Class A                                           70             5,130
     Stillwater Mining Co.*                              70               720
     Wheeling-Pittsburgh Corp.*                         140             2,702
     Worthington Industries, Inc.                       490            11,544
                                                                  -----------
                                                                      497,452
                                                                  -----------
     PAPER & FOREST PRODUCTS -- 0.4%
     Bowater, Inc.                                       10               149
     Buckeye Technologies, Inc.*                        704            10,659
     Deltic Timber Corp.                                208            11,839
     Glatfelter                                       3,800            56,392
     Mercer International, Inc.*                         30               283
     Neenah Paper, Inc.                                 252             8,339
     Schweitzer-Mauduit International,
       Inc.                                             316             7,363
     Wausau Paper Corp.                               5,572            62,128
                                                                  -----------
                                                                      157,152
                                                                  -----------
   TOTAL MATERIALS                                                  1,640,753
                                                                  -----------

   TELECOMMUNICATION SERVICES -- 0.4%
     DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
     Alaska Communications Systems
       Group, Inc.                                      170             2,457
     Atlantic Tele-Network, Inc.                         50             1,818
     Cbeyond, Inc.*                                      10               408
     Cincinnati Bell, Inc.*                           1,080             5,335


                                                    SHARES           VALUE
                                                   --------       -----------
     Cogent Communications Group, Inc.*                  10       $       233
     Consolidated Communications
       Holdings, Inc.                                   170             3,334
     Fairpoint Communications, Inc.                     240             4,526
     General Communication, Inc. -
       Class A*                                       1,157            14,046
     Gilat Satellite Networks Ltd.*                   1,800            18,360
     Globalstar, Inc.*                                   30               220
     Golden Telecom, Inc.                                70             5,634
     Hungarian Telephone & Cable*                        50               983
     IDT Corp. - Class B                                 90               753
     Iowa Telecommunications Services,
       Inc.                                             270             5,359
     NTELOS Holdings Corp.                               30               884
     PAETEC Holdings Corp.*                              10               125
     Premiere Global Services, Inc.*                  2,160            27,324
     SureWest Communications                            100             2,501
                                                                  -----------
                                                                       94,300
                                                                  -----------
     WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
     Centennial Communications, Inc.*                 1,640            16,597
     FiberTower Corp.*                                  100               384
     InPhonic, Inc.*                                     40               110
     Syniverse Holdings, Inc.*                        2,340            37,206
     USA Mobility, Inc.*                                770            12,990
                                                                  -----------
                                                                       67,287
                                                                  -----------
   TOTAL TELECOMMUNICATION SERVICES                                   161,587
                                                                  -----------

   UTILITIES -- 2.1%
     ELECTRIC UTILITIES -- 0.7%
     ALLETE, Inc.                                       688            30,795
     Central Vermont Public Service
       Corp.                                            211             7,710
     Cleco Corp.                                      1,266            31,992
     El Paso Electric Co.*                              966            22,344
     Idacorp, Inc.                                      280             9,167
     ITC Holdings Corp.                                  60             2,973
     MGE Energy, Inc.                                 3,920           131,085
     Otter Tail Corp.                                   170             6,060
     Portland General Electric Co.                      100             2,780
     The Empire District Electric Co.                   270             6,099
     UIL Holdings Corp.                                 564            17,766
     Unisource Energy Corp.                             664            19,847
     Westar Energy, Inc.                                490            12,034
                                                                  -----------
                                                                      300,652
                                                                  -----------
     GAS UTILITIES -- 1.1%
     Atmos Energy Corp.                               1,481            41,942
     Energen Corp.                                    1,635            93,391
     EnergySouth, Inc.                                   20             1,008
     New Jersey Resources Corp.                         609            30,200
     Nicor, Inc.                                        310            13,299
     Northwest Natural Gas Co.                          588            26,872
     Piedmont Natural Gas Co.                         1,613            40,470
     South Jersey Industries, Inc.                      578            20,115
     Southern Union Co.                               2,522            78,458
     Southwest Gas Corp.                                780            22,066
     The Laclede Group, Inc.                            509            16,431
     UGI Corp.                                        1,768            45,933
     WGL Holdings, Inc.                                 360            12,200
                                                                  -----------
                                                                      442,385
                                                                  -----------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                   --------       -----------
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
     Ormat Technologies, Inc.                            10       $       464
                                                                  -----------
     MULTI-UTILITIES -- 0.3%
     Avista Corp.                                     1,027            20,899
     Black Hills Corp.                                1,360            55,787
     CH Energy Group, Inc.                              373            17,829
     NorthWestern Corp.                                 150             4,076
     PNM Resources, Inc.                                260             6,053
                                                                  -----------
                                                                      104,644
                                                                  -----------
     WATER UTILITIES -- 0.0%
     American States Water Co.                          330            12,870
     California Water Service Group                      80             3,079
     SJW Corp.                                           60             2,049
     Southwest Water Co.                                 40               505
                                                                  -----------
                                                                       18,503
                                                                  -----------
   TOTAL UTILITIES                                                    866,648
                                                                  -----------

   TOTAL COMMON STOCK
     (Cost $28,424,699)                                            33,280,433
                                                                  -----------

EXCHANGE-TRADED FUNDS -- 16.8%
     iShares S&P SmallCap 600 Growth
       Index Fund
       (Cost $6,689,561)                             47,842         6,849,539
                                                                  -----------

SHORT-TERM INVESTMENTS -- 1.5%
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Series                         307,306           307,306
     BlackRock Liquidity Funds
       TempFund Portfolio -
       Institutional Series                         307,305           307,305
                                                                  -----------

   TOTAL SHORT-TERM INVESTMENTS
     (Cost $614,611)                                                  614,611
                                                                  -----------

TOTAL INVESTMENTS -- 100.0%
    (Cost $35,728,871)+                                           $40,744,583
                                                                  ===========
*    Non-income producing security.
+ The cost for Federal income tax purposes is $35,993,707. At September 30, 2007, net unrealized appreciation was $4,750,876. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,698,818, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,947,942.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------       ------------
COMMON STOCK -- 93.0%
  ARGENTINA -- 0.1%
    Banco Macro SA                                 9,456       $    278,101
    BBVA Banco Frances SA                          4,500             40,140
    Cresud SA                                      8,100            184,032
    Grupo Financiero Galicia SA*                   8,600             68,112
    IRSA Inversiones y Representaciones SA*        3,700             58,719
    Petrobras Energia Participaciones SA          11,000            110,550
    Telecom Argentina SA*                          9,800            240,590
    Transportadora de Gas del Sur SA*              7,500             51,225
                                                               ------------
  TOTAL ARGENTINA                                                 1,031,469
                                                               ------------
  AUSTRALIA -- 4.4%
    Amcor, Ltd. ADR                               10,891            284,513
    AMP, Ltd.                                     61,069            571,159
    Ansell, Ltd.                                  55,319            613,592
    Australia & New Zealand Banking Group, Ltd.      720             94,619
    Australia & New Zealand Banking Group, Ltd.  151,076          3,981,505
    Australian Stock Exchange, Ltd.                2,316            110,462
    AWB, Ltd.                                     73,204            159,796
    Bank of Queensland, Ltd.                       5,847             89,136
    BHP Billiton Ltd. ADR                         10,017            787,336
    BHP Billiton, Ltd.                           173,642          6,864,325
    BlueScope Steel, Ltd.                        185,483          1,769,326
    Boral, Ltd.                                   36,972            235,883
    Brambles Industries, Ltd.                     22,267            291,638
    Caltex Australia, Ltd.                        59,499          1,242,829
    Challenger Financial Services Group           36,294            199,674
    Coates Hire, Ltd.                             32,978            177,041
    Coca-Cola Amatil, Ltd.                        19,328            154,356
    Commonwealth Bank of Australia                62,414          3,123,054
    CSL, Ltd.                                     10,689          1,017,729
    CSR, Ltd.                                     51,022            140,803
    Db Rreef Trust                             1,317,435          2,349,744
    Downer Group of Australia                     17,750             98,598
    Foster's Group, Ltd.                         122,893            712,091
    Harvey Norman Holdings, Ltd.                 240,188          1,270,261
    ING Industrial Fund                          456,741          1,146,969
    John Fairfax Holdings, Ltd.                   72,232            302,529
    Leighton Holdings, Ltd.                       35,866          1,639,025
    Lend Lease Corp., Ltd.                        20,846            349,607
    Macquarie Airports*                          416,517          1,607,746
    MFS, Ltd.                                     28,635            119,170
    Minara Resources, Ltd.                           624              3,605
    Mirvac Group                                 158,871            768,310
    Multiplex Group                               52,360            232,773
    National Australia Bank, Ltd.                 44,600          1,571,557
    Newcrest Mining, Ltd.                         32,319            802,992
    News Corp. - Class B                          33,821            791,073
    Oil Search, Ltd.                              59,438            224,155
    OneSteel, Ltd.                                33,523            205,252
    Origin Energy, Ltd.                          166,179          1,518,828
    Pacific Magazines, Ltd.                       56,818             76,130


                                                 SHARES            VALUE
                                               ---------       ------------
    Publishing & Broadcasting, Ltd.                5,459       $     95,428
    Qantas Airways, Ltd.                         487,722          2,414,915
    QBE Insurance Group, Ltd.                    121,478          3,643,424
    Rio Tinto, Ltd.                               27,751          2,664,904
    Santos, Ltd.                                 223,126          2,979,765
    Seven Network, Ltd.                            7,999             92,983
    Sims Group, Ltd.                               5,600            160,405
    Stockland Trust Group                          8,443             67,427
    Tabcorp Holdings, Ltd.                        28,657            385,247
    Tattersall's, Ltd.                           189,588            667,877
    Washington H. Soul Pattinson & Co., Ltd.       5,543             45,546
    Woolworths, Ltd.                              30,124            794,165
                                                               ------------
  TOTAL AUSTRALIA                                                51,711,277
                                                               ------------
  AUSTRIA -- 0.8%
    Erste Bank der oesterreichischen
      Sparkassen AG                               11,431            871,233
    Flughafen Wien AG                              1,368            141,308
    Immoeast AG*                                  46,221            503,541
    Immofinanz Immobilien Anlagen AG              20,609            257,139
    Mayr-Melnhof Karton AG                         2,032            224,557
    Oesterreichische
      Elektrizitaetswirtschafts AG  - Class A      3,235            186,454
    OMV AG                                        53,870          3,597,274
    Raiffeisen International
      Bank-Holding AG                              7,930          1,159,043
    Telekom Austria AG                            18,661            488,285
    Voestalpine AG                                13,289          1,148,331
    Wiener Staedtische Allgemeine
      Verischerung AG                              5,351            373,881
    Wienerberger AG                               10,308            644,682
                                                               ------------
  TOTAL AUSTRIA                                                   9,595,728
                                                               ------------
  BELGIUM -- 1.3%
    Ackermans & Van Haaren                           905             92,269
    Agfa Gevaert NV                               57,617          1,109,141
    Bekaert SA                                        31              4,156
    Colruyt NV                                       624            131,822
    Delhaize Group                                38,094          3,650,297
    Dexia                                        160,497          4,860,980
    Fortis                                           624             18,374
    Groupe Bruxelles Lambert SA*                   1,032            125,172
    KBC Ancora                                     7,273            814,530
    KBC Bancassurance Holding NV                  21,705          2,986,066
    Omega Pharma SA                                2,620            229,762
    Solvay SA                                      8,150          1,182,714
                                                               ------------
  TOTAL BELGIUM                                                  15,205,283
                                                               ------------
  BERMUDA -- 0.0%
    Central European Media Enterprises Ltd.*       1,753            160,768
                                                               ------------
  TOTAL BERMUDA                                                     160,768
                                                               ------------
  BOTSWANA -- 0.0%
    First National Bank of Botswana               66,200             35,382

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------       ------------
    Sechaba Breweries, Ltd.                       43,703       $    116,069
                                                               ------------
  TOTAL BOTSWANA                                                    151,451
                                                               ------------
  BRAZIL -- 0.7%
    All America Latina Logistica SA                4,600             64,897
    American Banknote SA                           2,600             28,085
    Aracruz Celulose SA ADR*                       2,852            209,879
    B2W Companhia Global Do Varejo                 1,500             70,777
    Banco Bradesco SA                              5,000            143,481
    Banco do Brazil SA                            42,200            710,240
    Brasil Telecom Participacoes SA                1,200             32,007
    Centrais Eletricas Brasileiras SA -
      ELETROBRAS                                   3,400             49,618
    Cia de Concessoes Rodoviarias                  2,100             42,046
    Cia de Saneamento Basico do Estado
      de Sao Paulo                                15,700            391,601
    Cia Energetica de Minas Gerais                 1,400             29,787
    Cia Siderurgica Nacional SA                    2,000            140,589
    Cia Vale do Rio Doce                          16,800            570,815
    CPFL Energia SA                               15,200            295,625
    Cyrela Brazil Realty SA                        7,700            103,129
    Cyrela Commercial Properties SA*               7,700              9,788
    Dufry South America, Ltd.*                     9,300            242,520
    EDP - Energias do Brasil SA                    1,500             24,697
    Empresa Brasileira de Aeronautica SA          23,000            254,092
    Global Village Telecom Holding SA*             6,522            138,766
    Localiza Rent A CAR                            2,700             27,471
    Log-in Logistica Intermodal SA*               27,900            193,306
    Lojas Renner SA                                4,200             83,908
    Lupatech SA                                    1,200             30,115
    Natura Cosmeticos SA                           4,800             57,480
    Perdigao SA                                    3,600             78,540
    Petroleo Brasileiro SA                         4,600            297,620
    Petroleo Brasileiro SA                        27,741          2,094,445
    Petroleo Brasileiro SA                        12,600            475,404
    Positivo Informatica SA                        3,172             67,835
    Rodobens Negocios Imobiliarios SA*            18,200            223,404
    Souza Cruz SA                                  2,700             69,687
    Tam SA                                        65,000             46,555
    Tele Norte Leste Participacoes SA              1,100             36,607
    Telecomunicacoes de Sao Paulo SA               1,000             30,715
    Totvs SA                                       1,000             32,351
    Tractebel Energia SA                           2,700             33,201
    Unibanco - Uniao De Bancos
      Brasileiros SA                              22,947            302,079
    Usinas Siderurgicas de Minas
      Gerais SA                                    4,200            327,660
    WEG SA                                         9,000            108,511
                                                               ------------
  TOTAL BRAZIL                                                    8,169,333
                                                               ------------
  BULGARIA -- 0.1%
    Albena AD                                      1,830            187,663


                                                 SHARES            VALUE
                                               ---------       ------------
    Bulgarian American Credit Bank JSCO            2,600       $    155,983
    Central Cooperative Bank AD*                  20,482            171,125
    Doverie Holding AD*                           10,350            111,827
    Petrol AD                                     24,750             86,250
    Sopharma AD                                   14,000             80,939
                                                               ------------
  TOTAL BULGARIA                                                    793,787
                                                               ------------
  CANADA -- 2.2%
    Aspreva Pharmaceuticals Corp.*                 3,300             67,716
    Astral Media, Inc.                             1,900             83,744
    Bank of Montreal                              11,700            764,591
    Bank of Nova Scotia                           22,800          1,197,708
    Barrick Gold Corp.                            12,800            514,110
    Biovail Corp.                                 15,800            275,128
    Cameco Corp.                                   7,308            337,094
    Canadian Imperial Bank of Commerce             9,100            909,039
    Canadian Pacific Railway, Ltd.                 5,000            351,883
    Canadian Tire Corp., Ltd.                        400             31,919
    CGI Group, Inc.*                              15,800            180,930
    Empire Co., Ltd.                               1,800             89,127
    Fairfax Financial Holdings, Ltd.               1,100            268,207
    George Weston, Ltd.                            1,900            135,626
    Industrial Alliance Insurance and
      Financial Services, Inc.                     3,700            145,076
    Ivanhoe Mines, Ltd.*                          70,279            912,889
    Jean Coutu Group, Inc.                         3,100             41,296
    Lundin Mining Corp.*                          14,400            184,008
    Magna International, Inc.                      9,000            868,195
    Manitoba Telecom Services, Inc.                1,400             68,124
    Manulife Financial Corp.                     104,000          4,287,981
    MDS, Inc.                                      7,800            168,524
    Metro, Inc.                                    4,300            151,310
    National Bank of Canada                        6,600            361,635
    Open Text Corp.*                               2,100             54,809
    Potash Corp. of Saskatchewan, Inc.            10,031          1,059,424
    Power Corp. of Canada                          7,700            308,573
    Quebecor, Inc.                                 1,500             56,583
    Rona, Inc.*                                    6,900            151,090
    Sherritt International Corp.                  26,300            420,948
    Sun Life Financial, Inc.                      38,200          2,004,765
    Talisman Energy, Inc.                          9,156            179,778
    Teck Cominco, Ltd.                           157,800          7,491,395
    TransCanada Corp.                             35,900          1,316,315
                                                               ------------
  TOTAL CANADA                                                   25,439,540
                                                               ------------
  CAYMAN ISLANDS -- 0.0%
    Tingyi Cayman Islands Holding Corp.          174,000            271,726
                                                               ------------
  TOTAL CAYMAN ISLANDS                                              271,726
                                                               ------------
  CHILE -- 0.3%
    AFP Providia SA                                1,100             40,447
    Almendral SA                                 364,200             41,704
    Antarchile SA                                  6,500            132,322
    Banco de Chile                             1,330,600            109,391
    Banco de Credito e Inversiones                 4,700            147,198

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------       ------------
    Banco Santander Chile SA                     876,218       $     42,707
    Banco Santander Chile SA ADR                   2,500            126,425
    Banmedica SA                                  31,400             40,873
    Cap SA                                         3,500             98,312
    Centros Comerciales Sudamericanos SA          35,000            138,048
    Cia Cervecerias Unidas SA                      1,000             38,500
    Cia de Telecomunicaciones de Chile SA         18,600             37,864
    Cia General de Electricidad                   10,200             82,858
    Cia Sudamericana de Vapores SA*               15,600             39,697
    Colbun SA                                    195,500             43,817
    Corpbanca SA                               9,143,800             67,477
    Distribucion Y Servicio D&S SA                 1,800             54,594
    Empresa Nacional de Electricidad SA           27,476             39,261
    Empresa Nacional de Electricidad SA            3,900            167,505
    Empresa Nacional de
      Telecomunicaciones SA                        3,400             57,235
    Empresas CMPC SA                               4,100            146,697
    Empresas Copec SA                             19,000            307,942
    Enersis SA ADR                                 9,200            163,208
    Enersis SA/Chile                             110,455             39,025
    Enersur SA                                     8,900             46,166
    Grupo Security SA                            113,300             45,686
    Inversiones Aguas Metropolitanas SA           32,900             41,022
    La Polar SA                                    6,400             40,276
    Lan Airlines SA                                5,300             84,551
    Madeco SA*                                   710,800             87,668
    Masisa SA                                      2,500             30,425
    Parque Arauco SA                              45,700             56,804
    Quinenco SA                                   46,800             98,936
    SACI Falabella                                57,800            286,242
    Sociedad Matriz Banco de Chile               512,800             60,517
    Sociedad Quimica y Minera de Chile
      SA ADR                                       1,557            270,031
    Vina Concha y Toro SA                          1,100             51,436
                                                               ------------
  TOTAL CHILE                                                     3,402,867
                                                               ------------
  CHINA -- 0.7%
    Air China, Ltd.                               46,000             65,682
    Angang Steel Co., Ltd.                       116,000            449,147
    Anhui Conch Cement Co, Ltd.                    8,000             69,258
    Baidu.com, Inc.*                                 400            115,860
    Bank of China, Ltd.                          241,000            128,966
    Bank of Communications Co., Ltd.              48,000             57,917
    China Coal Energy Co.                         28,000             83,202
    China Communications Construction
      Co., Ltd.                                   78,000            185,422
    China Construction Bank Corp.              1,637,000          1,492,996
    China Huiyuan Juice Group, Ltd.*              29,000             39,319
    China International Marine Containers
      Co., Ltd.                                   39,000             83,781
    China Merchants Bank Co., Ltd.               163,000            716,048


                                                 SHARES            VALUE
                                               ---------       ------------
    China Shenhua Energy Co., Ltd.                77,000       $    462,564
    China Shipping Development Co., Ltd.          26,000             84,282
    China Southern Airlines Co., Ltd.*            54,000             83,912
    China Telecom Corp., Ltd.                    166,000            125,132
    China Vanke Co., Ltd.                         55,000            155,650
    China Yurun Food Group, Ltd.                  31,000             44,662
    Chongqing Changan Automobile Co., Ltd.        41,000             52,319
    Ctrip.com International, Ltd.                  2,000            103,600
    Datang International Power Generation
      Co., Ltd.                                   48,000             55,139
    Dragon Capital - Vietnam Enterprise
      Investments, Ltd.*                         164,165            909,474
    Focus Media Holding, Ltd.*                     2,000            116,040
    Fu Ji Food and Catering Services
      Holdings, Ltd.                              10,000             30,744
    Harbin Power Equipment Co., Ltd.              24,000             60,140
    Industrial & Commerical Bank Of China      1,298,000            909,987
    Maanshan Iron & Steel                         46,000             50,297
    Netease.com*                                   2,000             33,800
    Parkson Retail Group, Ltd.                     7,000             63,122
    Ping An Insurance Group Co. of China,
      Ltd.                                        13,000            179,937
    Semiconductor Manufacturing
      International Corp.*                       386,000             45,681
    Shanghai Electric Group Co., Ltd.             90,000             70,158
    Shanghai Haixin Group Co.*                    51,000             56,559
    Shanghai Zhenhua Port Machinery Co.           48,000            132,288
    Shimao Property Holdings, Ltd.                16,000             48,676
    Sina Corp/China*                               1,000             47,850
    Sinopec Shanghai Petrochemical Co.,
      Ltd.                                        54,000             44,248
    Suntech Power Holdings Co., Ltd.*              1,000             39,900
    Tencent Holdings, Ltd.                        15,000             96,863
    Tsingtao Brewery Co., Ltd.                    18,000             65,527
    Yantai Changyu Pioneer Wine Co.                7,000             45,284
    Yanzhou Coal Mining Co., Ltd.                 22,000             45,280
    Zhejiang Expressway Co., Ltd.                346,000            491,370
    Zijin Mining Group Co., Ltd.                  60,000             93,236
    ZTE Corp.                                     16,000             84,283
                                                               ------------
  TOTAL CHINA                                                     8,415,602
                                                               ------------
  COLOMBIA -- 0.0%
    Bancolumbia S.A.                               8,834            306,098
                                                               ------------
  TOTAL COLOMBIA                                                    306,098
                                                               ------------
  CROATIA -- 0.1%
    Atlantska Plovidba DD                            400            231,180
    Dalekovod DD                                     100             26,074
    Ericsson Nikola Tesla                            200            143,467
    INA Industrija Nafte DD                          300            164,680
    Koncar-Elektroindustrija DD*                     200             49,012

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------       ------------
    Podravka D.D.                                  1,000       $    105,864
    Tankerska Plovidba DD                             40             52,541
                                                               ------------
  TOTAL CROATIA                                                     772,818
                                                               ------------
  CZECH REPUBLIC -- 0.7%
    CEZ AS                                        26,906          1,651,790
    Komercni Banka AS                             21,830          5,080,436
    Philip Morris CR AS                              170             86,897
    Telefonica 02 Czech Republic AS               13,200            372,726
    Unipetrol*                                    32,000            506,203
    Zentiva NV                                     6,600            402,790
                                                               ------------
  TOTAL CZECH REPUBLIC                                            8,100,842
                                                               ------------
  DENMARK -- 0.6%
    Aktieselskabet Dampskibsselskabet
      TORM                                         1,400             57,040
    Alk-Abello A/S                                   766            155,313
    AP Moeller - Maersk A/S                          174          2,389,717
    Carlsberg A/S                                    683             93,281
    Danske Bank A/S                               30,400          1,234,224
    East Asiatic Co., Ltd.                         2,175            162,462
    FLSmidth & Co. A/S                             1,215            129,218
    H. Lundbeck A/S                               20,200            548,672
    Jyske Bank A/S*                                2,900            225,492
    Novo Nordisk A/S - Class B                     5,658            682,912
    Rockwool International A/S - Class B             406            132,022
    Royal Unibrew A/S                                659             85,717
    Sydbank A/S                                   10,450            454,748
    Topdanmark A/S*                                  450             74,026
    Vestas Wind Systems A/S*                       1,584            125,135
                                                               ------------
  TOTAL DENMARK                                                   6,549,979
                                                               ------------
  EGYPT -- 0.2%
    Alexandria Mineral Oils Co.                    4,000             50,914
    Arab Cotton Ginning                           32,000             52,804
    Commercial International Bank                  8,300            113,682
    Egypt Kuwait Holding Co.                      27,500             58,575
    Egyptian Co. for Mobile Services               1,400             46,992
    Egyptian Financial & Industrial Co             1,700             40,249
    Egyptian Financial Group-Hermes Holding       12,600            102,762
    Egyptian International Pharmaceutical
      Industrial Co.                               7,900             40,210
    El EZZ Aldekhela Steel - Alexandria              350             64,324
    El EZZ Steel Co.                               5,000             47,794
    El Sewedy Cables Holding Co.*                  3,300             52,576
    El Watany Bank of Egypt                        4,100             55,056
    Misr Cement Co.                                2,600             39,031
    National Societe General Bank*                 4,500             33,173
    Olympic Group Financial Investments            7,000             87,658
    Orascom Construction Industries                4,000            338,856
    Orascom Hotels & Development*                  9,600            112,228


                                                 SHARES            VALUE
                                               ---------       ------------
    Orascom Telecom Holding SAE                   20,900       $    272,682
    Oriental Weavers                               3,500             39,607
    Sidi Kerir Petrochemcials Co.                 23,000             71,542
    Telecom Egypt                                115,163            350,178
                                                               ------------
  TOTAL EGYPT                                                     2,070,893
                                                               ------------
  ESTONIA -- 0.1%
    AS Eesti Ehitus                               12,000             93,599
    AS Tallinna Vesi                               2,900             59,961
    Baltika AS                                     7,000             67,775
    Eesti Telekom                                  5,700             64,617
    Merko Ehitus                                   4,300            114,905
    Olympic Entertainment Group AS                14,600            119,500
    Tallink Group, Ltd.*                         119,500            214,704
    Tallinna Kaubamaja AS                          3,200             40,428
                                                               ------------
  TOTAL ESTONIA                                                     775,489
                                                               ------------
  FINLAND -- 1.2%
    Elisa Oyj - Class A                            2,355             73,206
    Fortum Oyj                                    26,139            959,400
    Kemira Oyj                                     5,400            126,128
    Kesko Oyj                                      3,836            254,844
    Metso Corp.                                    1,272             87,607
    Nokia Oyj                                    196,526          7,471,065
    Nokian Renkaat Oyj                             1,534             60,066
    OKO Bank PLC                                   8,735            180,606
    Orion Oyj                                      6,725            170,884
    Outokumpu Oyj                                 27,848          1,000,287
    Outotec Oyj                                    3,911            276,055
    Ramirent Oyj                                  24,016            520,189
    Sampo Oyj                                     12,189            372,123
    Sanomawsoy Oyj                                 9,648            300,051
    Stockmann Oyj                                  3,047            146,986
    Stora Enso Oyj                                12,077            235,240
    Stora Enso Oyj ADR                            25,900            500,906
    TietoEnator Oyj                               13,840            310,630
    UPM-Kymmene Oyj ADR                           12,913            310,945
    Uponor Oyj                                     2,457             76,272
    Yit Oyj                                       24,735            735,042
                                                               ------------
  TOTAL FINLAND                                                  14,168,532
                                                               ------------
  FRANCE -- 7.6%
    Accor SA                                       1,046             92,863
    Aeroports de Paris                             8,124            936,017
    Air France                                   149,740          5,502,431
    Alstom                                         1,662            337,879
    Atos Origin SA*                                3,056            177,794
    AXA SA                                        72,108          3,216,738
    BNP Paribas SA                               137,969         15,097,522
    Bouygues SA                                    9,348            806,315
    Business Objects SA*                          15,090            673,497
    Cap Gemini SA                                 43,048          2,653,017
    Carrefour SA                                      49              3,433
    Casino Guichard-Perrachon SA                   2,023            212,140
    CNP Assurances                                 4,813            615,686
    Compagnie de Saint-Gobain                     34,907          3,643,063
    EDF Energies Nouvelles SA                        479             38,072
    Electricite de France                         10,501          1,110,310
    Eurazeo                                        1,633            240,657
    France Telecom SA                            173,844          5,822,977
    Havas SA                                      11,286             66,626
    Hermes International                             818             92,054

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--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------       ------------
    JC Decaux SA                                   4,712       $    165,490
    L'Air Liquide SA                               6,348            849,610
    Lafarge SA                                     8,813          1,365,387
    Lagardere SCA                                  7,004            596,142
    LVMH Moet Hennessy Louis Vuitton SA           16,629          1,993,469
    Neuf Cegetel                                   2,002             87,612
    Nexans SA                                      1,121            184,385
    Nexity                                           917             56,527
    Pernod-Ricard SA                               3,101            676,676
    Pinault-Printemps-Redoute SA                   7,592          1,428,351
    PSA Peugeot Citroen                           27,386          2,260,266
    Remy Cointreau SA                              1,076             77,943
    Renault SA                                    11,756          1,703,496
    Safran SA                                      7,753            187,167
    Sanofi-Synthelabo SA                          74,983          6,349,000
    Societe BIC SA                                11,250            964,437
    Societe Generale                              34,480          5,785,918
    Sodexho Alliance SA                           27,284          1,886,914
    Suez SA                                       16,942            997,739
    Technip SA                                       996             89,049
    Thomson                                        8,068            122,868
    Total SA                                      53,640          4,361,324
    Valeo SA                                      19,921          1,108,411
    Veolia Environnement                           3,842            330,845
    Vinci SA                                       5,436            424,701
    Vivendi Universal SA                         325,974         13,758,688
    Wendel                                           457             77,743
                                                               ------------
  TOTAL FRANCE                                                   89,229,249
                                                               ------------
  GERMANY -- 8.1%
    Adidas-Salomon AG                                838             54,967
    Allianz AG                                    23,055          5,386,590
    Altana AG                                      3,019             72,753
    Arcandor AG*                                   5,615            187,997
    BASF AG                                       77,527         10,723,266
    Bayer AG                                       3,299            262,588
    Bayerische Motoren Werke (BMW) AG             17,681          1,140,344
    Beiersdorf AG                                  7,009            524,908
    Bilfinger Berger AG                            2,650            207,113
    Commerzbank AG                                50,998          2,064,529
    Continental AG                                   674             93,206
    DaimlerChrysler AG                            19,020          1,915,859
    DaimlerChrysler AG ADR                        34,500          3,456,900
    Deutsche Bank AG                              35,195          4,535,818
    Deutsche Bank AG ADR                          19,642          2,521,836
    Deutsche Boerse AG                             2,902            395,188
    Deutsche Lufthansa AG                        418,963         12,049,913
    Deutsche Post AG                              29,000            843,588
    Deutsche Post AG (London Exchange)*            3,239             93,341
    Deutsche Postbank AG                           6,015            441,632
    Deutsche Telekom AG                          151,512          2,977,136
    E.On AG                                       18,531          3,426,157
    E.On AG ADR                                   69,584          4,270,370
    Epcos AG                                       2,383             46,723
    Fraport AG                                    22,898          1,583,260
    Fresenius AG                                  10,000            754,609
    Fresenius Medical Care AG                     15,373            816,997
    Hannover Rueckversicherungs AG                 2,674            135,666
    Heidelberger Druckmaschinen AG                14,980            655,344


                                                 SHARES            VALUE
                                               ---------       ------------
    Henkel AG                                      9,576       $    453,477
    Hypo Real Estate Holding AG                    6,505            369,917
    IKB Deutsche Industries*                       5,672            113,151
    Infineon Technologies AG*                     34,871            601,164
    IVG Immobilien AG                              8,965            334,163
    Linde AG                                       5,240            650,732
    MAN AG                                        48,556          7,065,750
    Merck KGaA                                     1,322            159,479
    MTU Aero Engines Holding AG                    2,529            153,985
    Muenchener
      Rueckversicherungs-Gesellschaft AG          49,540          9,520,321
    Norddeutsche Affinerie AG                     25,320          1,112,031
    Praktiker Bau-und Heimwerkermaerkte
      Holding AG                                   4,295            160,766
    Puma AG                                           82             35,237
    Rheinmetall AG                                 1,602            127,262
    Rhoen-Klinkum AG                              20,531            657,247
    RWE AG                                         3,092            388,875
    Salzgitter AG                                  6,914          1,357,975
    Siemens AG                                    10,488          1,441,990
    ThyssenKrupp AG                               72,888          4,641,700
    Tognum AG*                                     2,489             78,082
    United Internet AG                             8,076            181,836
    Volkswagen AG                                 16,249          3,672,470
                                                               ------------
  TOTAL GERMANY                                                  94,916,208
                                                               ------------
  GHANA -- 0.0%
    Aluworks Ghana, Ltd.                         232,000            181,002
                                                               ------------
  TOTAL GHANA                                                       181,002
                                                               ------------
  GREECE -- 0.5%
    Alpha Bank AE                                 18,710            652,045
    Bank of Cyprus, Ltd.                          80,899          1,428,125
    Hellenic Exchanges Holding SA                 25,732            825,579
    Hellenic Telecommunications
      Organization SA                             38,310          1,420,325
    Intracom SA                                   40,350            260,066
    Marfin Investment Group SA                    68,698            656,329
    Public Power Corp.                            10,730            425,350
                                                               ------------
  TOTAL GREECE                                                    5,667,819
                                                               ------------
  HONG KONG -- 3.0%
    Agile Property Holdings, Ltd.                 26,000             54,583
    Aluminum Corp. of China                      108,000            310,503
    ASM Pacific Technology, Ltd.                  42,500            375,860
    Bank of East Asia, Ltd.                            4                 22
    Beijing Capital International
      Airport Co., Ltd.                          691,574          1,439,398
    BOC Hong Kong, Ltd.                          146,500            371,251
    Cathay Pacific Airways, Ltd.                 263,000            718,917
    Chaoda Modern Agriculture                     60,000             48,779
    Cheung Kong Infrastructure
      Holdings, Ltd.                              18,000             67,611
    Cheung Kong, Ltd.                             58,000            956,489
    China Agri-Industries Holdings Ltd.*          51,000             34,902
    China Cosco Holdings Co., Ltd.*               36,000            112,531
    China Infrastructure Machinery
      Holdings, Ltd.                              16,000             37,047
    China Life Insurance Co., Ltd.               158,000            907,491

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--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------       ------------
    China Mengniu Dairy Co., Ltd.                 92,000       $    400,599
    China Merchants Holdings
      International Co., Ltd.                    223,075          1,387,431
    China Mobile, Ltd.                           184,082          3,014,419
    China Netcom Group Corp. Hong Kong,
      Ltd.                                        19,000             50,837
    China Overseas Land & Investment, Ltd.        30,000             68,460
    China Petroleum And Chemical Corp.           530,000            662,001
    China Resources Power Holdings Co.           226,000            702,085
    China Resources, Ltd.                         32,000            135,840
    China Travel International Investment
      Hong Kong, Ltd.                             90,000             66,569
    China Unicom, Ltd.                            38,000             78,602
    Citic Pacific, Ltd.                           55,000            350,920
    CLP, Ltd.                                     21,500            148,794
    CNOOC, Ltd.                                  903,000          1,517,032
    Cosco Pacific, Ltd.                           16,000             50,631
    Dah Sing Financial Holdings, Ltd.              6,000             46,309
    Denway Motors, Ltd.                          140,000             81,221
    Dongfeng Motor Corp.                          90,000             79,073
    Esprit Holdings, Ltd.                         13,800            219,235
    Galaxy Entertainment Group, Ltd.*            140,035            155,097
    Giordano International, Ltd.                 492,000            241,764
    Gome Electrical Appliances                   493,148            968,045
    Guangzhou R&F Properties Co., Ltd.            12,800             60,428
    Guangzhou Shipyard International Co.,
      Ltd.*                                       10,000             64,511
    Haier Electronics Group Co., Ltd.*           347,000             97,755
    Hang Lung Group, Ltd.                         38,000            216,058
    Hang Lung Properties, Ltd.                     9,000             40,289
    Hang Seng Bank, Ltd.                           8,600            152,776
    Henderson Land Development Co., Ltd.          34,000            269,635
    Hengan International Group Co., Ltd.          52,000            195,322
    Hong Kong Exchanges & Clearing, Ltd.         135,000          4,126,141
    Hongkong Electric, Ltd.                       74,000            384,571
    Hopewell Holdings                             83,000            396,110
    Hutchinson Whampoa, Ltd.                     116,000          1,240,749
    Hutchison Telecommunications
      International, Ltd.                         40,797             56,678
    Jiangxi Copper Co., Ltd.                      20,000             64,704
    Kingboard Chemicals Holdings, Ltd.            85,500            544,421
    Lee & Man Paper Manufacturing Ltd.            60,000            260,489
    Lenovo Group Ltd.                             88,000             67,467
    Li & Fung, Ltd.                               12,000             50,940
    Li Ning Co., Ltd.                             22,000             75,986
    Melco International Development, Ltd.        241,587            451,236
    Melco PBL Entertainment (Macau), Ltd.
      ADR*                                        12,691            209,402
    Minmetals Resources, Ltd.                    132,000            106,634


                                                 SHARES            VALUE
                                               ---------       ------------
    MTR Corp.                                     70,000       $    208,455
    New World China Land, Ltd.                    62,400             59,801
    New World Development Co., Ltd.               92,000            254,443
    Nine Dragons Paper Holdings Ltd.              16,000             50,014
    Noble Group, Ltd.                             67,000             97,873
    Orient Overseas International, Ltd.           42,500            404,288
    Pacific Basin Shipping, Ltd.                 227,000            476,552
    PetroChina Co. Ltd. - Class H                366,000            693,973
    Ports Design Ltd.                             12,000             41,601
    Shanghai Industrial Holdings, Ltd.            14,000             69,875
    Shenzhen Investment, Ltd.                    588,000            524,929
    Shun Tak Holdings, Ltd.                      648,869          1,045,021
    Sinolink Worldwide Holdings                  158,000             50,608
    Sun Hung Kai Properties, Ltd.                 57,000            960,528
    Swire Pacific, Ltd.                          192,000          2,327,804
    The HongKong & Shanghai Hotels                31,000             54,951
    The Link Real Estate Investment Trust         46,840            103,033
    The Wharf, Ltd.                              173,000            850,107
    VTech Holdings, Ltd.                          29,000            214,501
    Weiqiao Textile Co., Ltd.                     51,020             95,820
    Wheelock & Co., Ltd.                          34,000             93,596
    Wheelock Properties, Ltd.                     50,000             55,442
    Wing Hang Bank, Ltd.                           1,500             17,250
    Wing Lung Bank                                 4,900             50,772
    Wumart Stores, Inc.                          289,556            290,530
    Xinyi Glass Holdings Co., Ltd.               234,000            307,029
    Yue Yuen Industrial, Ltd.                     46,500            139,072
                                                               ------------
  TOTAL HONG KONG                                                34,530,518
                                                               ------------

  HUNGARY -- 0.9%
    Danubius Hotel and Spa PLC*                      550             30,280
    EGIS Nyrt.                                       700             91,433
    FHB Mortgage Bank PLC                          2,400             29,439
    Fotex PLC*                                     5,800             33,579
    Gedeon Richter Nyrt.                           3,440            734,969
    Magyar Tavkozlesi Nyrt.                      296,942          1,653,343
    Mol Hungarian Oil and Gas Nyrt.                6,123            991,458
    OTP Bank Nyrt.                               117,119          6,358,039
    Pannonplast PLC*                               1,000             52,838
    Raba Jarmuipari Holding Nyilvanosan
      Mukodo Reszvenytarsasag*                     3,700             56,548
                                                               ------------
  TOTAL HUNGARY                                                  10,031,926
                                                               ------------
  INDIA -- 0.8%
    Bajaj Auto, Ltd. GDR                           2,000            126,000
    GAIL India, Ltd. GDR                           2,100            117,180
    HDFC Bank, Ltd. ADR                            2,600            278,538
    Hindalco Industries, Ltd. GDR@                14,000             59,080
    ICICI Bank, Ltd. ADR                          15,254            804,191
    Infosys Technologies, Ltd. ADR                 9,651            467,012
    ITC, Ltd. GDR                                 60,300            283,410
    ITC, Ltd. GDR*@                               75,058            357,516
    Larsen & Toubro, Ltd. GDR*@                    4,137            291,524

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--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------       ------------
    Mahanagar Telephone Nigam ADR                  4,700       $     37,083
    Merrill Lynch Int'l & Co. - CW11
      Hero Honda Motors, Ltd.                      3,600             67,288
    Reliance Energy, Ltd. GDR                      1,000             89,000
    Reliance Industries, Ltd. GDR@                 5,200            595,400
    Reliance Industries, Ltd. GDR*@                9,812          1,131,738
    Satyam Computer Services, Ltd. ADR             4,300            111,327
    State Bank of India, Ltd. GDR                 37,672          4,219,264
    State Bank of India, Ltd. GDR*@                6,858            768,096
    Tata Motors, Ltd. ADR                          3,000             57,420
    Videsh Sanchar Nigam, Ltd. ADR                 1,500             32,880
    Wipro, Ltd. ADR                                2,900             41,876
                                                               ------------
  TOTAL INDIA                                                     9,935,823
                                                               ------------
  INDONESIA -- 0.4%
    Aneka Tambang (Persero) Tbk Pt               190,000             57,654
    Astra Agro Lestari Tbk Pt                     26,000             47,764
    Astra International Tbk Pt                   141,000            296,801
    Bakrie and Brothers Tbk Pt*                5,829,000            191,219
    Bakrie Sumatera Plantations Tbk Pt           205,000             34,522
    Bank Central Asia Tbk Pt                     328,000            220,579
    Bank Danamon Indonesia Tbk Pt                 64,000             59,136
    Bank Internasional Indonesia Tbk Pt        1,740,000             44,713
    Bank Mandiri Persero Tbk Pt                1,239,500            477,773
    Bank Niaga Tbk Pt                            407,000             38,719
    Bank Pan Indonesia Tbk Pt*                   520,000             39,803
    Bank Rakyat Indonesia (Persero) Tbk Pt       559,000            403,434
    Berlian Laju Tanker Tbk Pt                   152,000             32,411
    Bumi Resources Tbk Pt                      2,069,000            808,822
    Energi Mega Persada Tbk Pt*                  403,000             37,458
    Gudang Garam Tbk Pt                           33,000             33,920
    Indah Kiat Pulp and Paper Corp. Tbk Pt*      276,000             28,370
    Indocement Tunggal Prakarsa Tbk Pt            65,000             43,357
    Indofood Sukses Makmur Tbk Pt                333,000             70,278
    Indosat Tbk Pt                               140,000            117,879
    International Nickel Indonesia Tbk Pt         42,500            295,107
    Kalbe Farma Tbk Pt                           366,000             53,229
    Lippo Karawaci Tbk Pt                        205,000             40,126
    Medco Energi Internasional Tbk Pt            133,000             60,355
    Perusahaan Gas Negara Pt                     105,000            138,354
    Ramayana Lestari Sentosa Tbk Pt              308,000             28,628
    Semen Gresik (Persero) Tbk Pt                110,000             63,751
    Telekomunikasi Indonesia Tbk Pt              364,000            437,835
    Unilever Indonesia Tbk Pt                     85,000             63,204


                                                 SHARES            VALUE
                                               ---------       ------------
    United Tractors Tbk Pt                       337,000       $    302,176
                                                               ------------
  TOTAL INDONESIA                                                 4,567,377
                                                               ------------
  IRELAND -- 0.3%
    Allied Irish Banks PLC                        40,183            964,910
    Allied Irish Banks PLC ADR                    17,511            848,758
    Bank of Ireland                                3,457             64,330
    Grafton Group PLC*                            13,515            151,359
    Greencore Group PLC                            6,444             41,901
    Independent News & Media PLC                  60,473            229,806
    Independent Newspapers PLC                     9,122             33,950
    Kerry Group PLC                               18,514            549,118
    Paddy Power PLC                               15,954            559,804
    Total Produce PLC                            218,519            208,769
                                                               ------------
  TOTAL IRELAND                                                   3,652,705
                                                               ------------
  ISRAEL -- 0.4%
    Africa Israel Investments, Ltd.                  400             36,834
    Alvarion, Ltd.*                                3,200             45,762
    Arab East Investment Co., Ltd.                 7,900             47,183
    Bank Hapoalim BM                              38,600            196,939
    Bank Leumi Le-Israel BM                       38,300            167,574
    Bezeq Israeli Telecommunication Corp.,
      Ltd.                                       126,500            216,290
    Cellcom Israel, Ltd.                           2,700             65,664
    Check Point Software Technologies, Ltd.
      ADR                                         16,777            422,445
    Clal Insurance                                 1,100             28,609
    Delek Group, Ltd.                                190             45,225
    Discount Investment Corp.                      1,000             30,986
    ECI Telecom, Ltd.*                             3,300             32,868
    Elbit Medical Imaging, Ltd.                      600             28,507
    Elbit Systems, Ltd.                              900             42,088
    Gazit Globe, Ltd.                              2,400             28,133
    Gilat Satellite Networks, Ltd.*                3,200             32,542
    Harel Insurance Investments, Ltd.                550             30,320
    IDB Development Corp., Ltd.                      800             26,919
    IDB Holding Corp., Ltd.                          950             27,899
    Israel Chemicals, Ltd.                        32,000            293,240
    Israel Corp, Ltd.                                200            161,224
    Israel Discount Bank, Ltd.*                   18,500             41,899
    Koor Industries, Ltd.                            450             35,727
    Makhteshim-Agan Industries, Ltd.*             20,000            177,053
    Mizrahi Tefahot Bank, Ltd.                     5,500             40,997
    Nice Systems Ltd.*                             2,000             72,524
    Orbotech, Ltd.*                                1,300             27,339
    Ormat Industries                               3,500             49,216
    Partner Communications Co., Ltd.              10,200            169,374
    Super-Sol, Ltd.*                               7,500             28,727
    Syneron Medical, Ltd.*                         1,200             28,368
    Teva Pharmaceutical Industries, Ltd. ADR      44,163          1,963,929
                                                               ------------
  TOTAL ISRAEL                                                    4,642,404
                                                               ------------
  ITALY -- 2.3%
    Aedes SPA                                     22,812            153,698
    Autogrill SPA                                  2,751             52,997
    Banca CR Firenze                              63,273            595,477
    Banca Intesa SPA                              68,529            501,784
    Banca Popolare di Milano Scrl                 23,456            346,510

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--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------       ------------
    Banca Popolare di Sondrio Scrl                 3,770       $     64,510
    Banche Popolare Unite Scrl                    30,085            808,656
    Banco Popolare Scrl*                          29,808            667,746
    Bulgari SPA                                   10,315            162,383
    Buzzi Unicem SPA                              16,754            435,758
    Capitalia SPA*                                26,389            252,116
    COFIDE SPA                                   151,851            259,837
    Credito Emiliano SPA                          18,409            252,527
    Enel SPA                                     364,742          4,129,606
    Eni SPA                                       64,147          2,377,305
    Fiat SPA                                     113,598          3,435,688
    Finmeccanica SPA                             167,955          4,892,870
    Fondiaria Sai SPA                              7,106            333,672
    Geox SPA                                      12,525            269,149
    Italcementi SPA                                2,405             53,293
    Luxottica Group SPA                            3,378            114,978
    Milano Assicurazioni                           5,978             50,037
    Telecom Italia SPA                         1,162,810          3,535,901
    UniCredito Italiano SPA                      371,335          3,177,017
    UniCredito Italiano SPA*                      26,425            226,046
    Unipol SPA                                    18,789             63,899
                                                               ------------
  TOTAL ITALY                                                    27,213,460
                                                               ------------
  JAPAN -- 12.4%
    Acom Co., Ltd.                                 1,538             34,277
    Aeon Credit Service Co., Ltd.                  1,630             17,525
    Aiful Corp.                                    1,702             26,671
    Aioi Insurance Co., Ltd.                      28,000            162,835
    Aisin Seiki Co., Ltd.                          2,048             81,838
    Alpine Electronics, Inc.                       5,600             82,490
    Alps Electric Co., Ltd.                       31,400            377,790
    Amada Co.                                    228,000          2,548,661
    Aoyama Trading Co., Ltd.                      30,100            765,176
    Aozora Bank, Ltd.                             85,000            280,460
    Asahi Kasei Corp.                            421,000          3,401,280
    Asatsu-DK, Inc.                                1,800             57,981
    Astellas Pharma, Inc.                         28,700          1,376,720
    Autobacs Seven Co., Ltd.                       1,600             41,579
    Brother Industries, Ltd.                      46,399            593,797
    Canon Sales Co., Inc.                          3,100             62,073
    Canon, Inc.                                    9,448            515,727
    Central Glass Co.                              9,000             45,366
    Central Japan Railway Co.                         76            807,208
    Circle K Sunkus Co., Ltd.                      3,000             46,620
    Coca-Cola West Holdings Co., Ltd.              3,000             70,518
    Comsys Holdings Corp.                          6,000             65,816
    Cosmo Oil Co., Ltd.                          223,000          1,063,892
    Credit Saison Co., Ltd.                        7,237            186,493
    CSK Corp.                                      3,600            140,722
    Dai Nippon Printing Co., Ltd.                 27,000            385,966
    Daicel Chemical Industries, Ltd.              12,000             94,964
    Daihatsu Motor Co., Ltd.                      19,040            197,751
    Daikin Industries, Ltd.                        4,173            200,903
    Daiwa Securities Group, Inc.                  51,296            488,555
    DCM Japan Holdings Co., Ltd.                   7,000             53,141
    Denso Corp.                                    6,061            228,478
    Dentsu, Inc.                                      47            133,391
    Diamond Lease Co.                              1,430             47,432
    Don Quijote Co., Ltd.                          5,400            111,653
    East Japan Railway Co., Ltd.                      30            236,626


                                                 SHARES            VALUE
                                               ---------       ------------
    EDION Corp.                                    4,100       $     45,653
    Eisai Co., Ltd.                                2,087             98,659
    Epilda Memory, Inc.*                          30,500          1,120,533
    FamilyMart Co., Ltd.                           1,200             31,289
    Fancl Corp.                                    7,100             92,470
    Fanuc, Ltd.                                    1,763            179,730
    Fuji Film Holdings Corp.                      84,300          3,897,036
    Fuji Heavy Industries, Ltd.                   23,000            101,119
    Fuji Television Network, Inc.                     23             46,254
    Fujikura, Ltd.                                15,000             94,938
    Funai Electric Co., Ltd.                       1,200             52,235
    Futaba Corp.                                   2,100             54,116
    Glory, Ltd.                                   11,100            352,718
    Gunze, Ltd.                                   10,000             49,275
    Hakuhodo DY Holdings, Inc.                       770             54,030
    Heiwa Corp.                                    4,200             49,435
    Hino Motors, Ltd.                            114,000            871,388
    Hitachi Cable, Ltd.                           12,000             74,383
    Hitachi Construction Machinery Co., Ltd.       1,400             55,944
    Hitachi Transport System, Ltd.                 5,000             57,807
    Hitachi, Ltd.                                255,000          1,698,298
    Hitachi, Ltd. ADR                             15,682          1,037,207
    Honda Motor Co., Ltd.                        232,934          7,827,669
    House Foods Corp.                              3,900             68,076
    Hoya Corp.                                     4,558            155,551
    Ibiden Co., Ltd.                               2,243            188,829
    Itochu Corp.                                   8,393            101,930
    Japan Real Estate Investment Corp.                 4             48,056
    Japan Tobacco, Inc.                              251          1,378,845
    JFE Holdings, Inc.                             1,287             91,204
    JSR Corp.                                      1,600             39,211
    Kamigumi Co., Ltd.                            11,000             92,413
    Kaneka Corp.                                  18,000            151,378
    Kanematsu Corp.*                              38,000             56,902
    Kao Corp.                                      7,000            209,028
    Kawasaki Kisen Kaisha, Ltd.                   46,000            675,593
    KDDI Corp.                                        31            229,939
    Keihin Corp.                                   3,000             57,067
    Kinden Corp.                                   7,000             63,988
    Koito Manufacturing Co., Ltd.                 12,202            148,827
    Kokusai Securities, Ltd.                       4,393             38,474
    Kokuyo Co., Ltd.                               4,500             46,777
    Komatsu, Ltd.                                205,800          6,915,840
    Komori Corp.                                   2,000             49,014
    Kubota Corp.                                   4,448             36,633
    Kuraray Co., Ltd.                             15,500            196,339
    Kyocera Corp.                                 21,847          2,048,424
    Kyowa Hakko Kogyo Co., Ltd.                  153,000          1,575,754
    Kyushu Electric Power Co., Inc.               14,700            389,048
    Leopalace21 Corp.                            134,900          4,427,571
    Makita Corp.                                   2,688            117,943
    Marubeni Corp.                               564,000          5,175,258
    Marui Co., Ltd.                               13,400            147,923
    Matsushita Electric Industrial Co., Ltd.      74,393          1,395,699
    Matsushita Electric Works, Ltd.               28,000            337,614
    Meiji Seika Kaisha, Ltd.                      13,000             65,416
    Millea Holdings, Inc.                         73,800          2,968,319

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INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

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                                                 SHARES            VALUE
                                               ---------       ------------
    Mistui Mining & Smelting Co., Ltd.                 2       $          9
    Mitsubishi Corp.                              12,600            399,286
    Mitsubishi Electric Corp.                    237,040          2,971,641
    Mitsubishi Materials Corp.                   603,000          3,748,244
    Mitsubishi Steel Mfg. Co., Ltd.               11,000             53,724
    Mitsubishi Tokyo Financial Group, Inc.            39            347,497
    Mitsui & Co., Ltd.                            12,000            291,473
    Mitsui Chemicals, Inc.                        27,000            268,202
    Mitsui Fudosan Co., Ltd.                       1,718             47,712
    Mitsui O.S.K Lines, Ltd.                      49,000            793,880
    Mitsui Sumitomo Insurance Co., Ltd.           58,000            681,165
    Mizuho Financial Group, Inc.                      39            222,391
    Mori Seiki                                    11,100            287,006
    Nagase & Co., Ltd.                             5,000             59,200
    NEC Corp.                                     86,000            417,777
    NEC Electronics Corp.*                        27,800            798,677
    NHK Spring Co., Ltd.                           1,336             10,189
    Nichirei Corp.                                 5,000             22,940
    Nikon Corp.                                   23,000            790,928
    Nintendo Co., Ltd.                             2,675          1,392,635
    Nippon Building Fund, Inc.                        22            319,854
    Nippon Electric Glass Co., Ltd.                9,295            149,704
    Nippon Express Co., Ltd.                     436,000          2,167,379
    Nippon Kayaku Co., Ltd.                        8,000             66,582
    Nippon Light Metal Co., Ltd.                  19,000             41,849
    Nippon Meat Packers, Inc.                      8,000             88,870
    Nippon Mining Holdings, Inc.                 537,000          5,395,012
    Nippon Oil Corp.                             355,000          3,297,654
    Nippon Paint Co., Ltd.                        11,000             56,884
    Nippon Paper Group, Inc.                          36            111,261
    Nippon Sheet Glass Co.                        92,000            562,260
    Nippon Shokubai Co., Ltd.                      7,000             68,132
    Nippon Soda Co., Ltd.                          7,000             32,238
    Nippon Steel Corp.                            89,000            640,778
    Nippon Telegraph & Telephone Corp.             1,398          6,535,725
    Nippon Yakin Kogyo Co., Ltd.                  36,500            365,111
    Nipponkoa Insurance Co., Ltd.                 30,000            260,915
    Nipro Corp.                                    3,000             59,287
    Nissan Motor Co., Ltd.                        48,343            484,419
    Nissay Dowa General Insurance Co., Ltd.       13,000             79,563
    Nisshin Seifun Group, Inc.                     8,000             75,288
    Nisshin Steel Co., Ltd.                      564,000          2,543,438
    Nisshinbo Industries, Inc.                     7,000             97,323
    Nitto Denko Corp.                              4,393            204,228
    Nomura Holdings, Inc.                          3,087             51,761
    Nomura Real Estate Holdings, Inc.              3,400             99,456
    NSK, Ltd.                                      8,786             77,102
    NTT Data Corp.                                   129            575,005
    NTT DoCoMo, Inc.                                  91            129,926
    Ohbayashi Corp.                               27,000            125,051
    OJI Paper Co., Ltd.                           33,000            159,735
    Oki Electric Industry Co., Ltd.*              33,000             56,884
    Olympus Corp.                                    812             33,366
    Onward Kashiyama Co., Ltd.                     7,000             70,814
    Pacific Management Corp.                          31             38,593


                                                 SHARES            VALUE
                                               ---------       ------------
    Pioneer Corp.                                  6,300       $     77,279
    Promise Co., Ltd.                              1,625             39,612
    QP Corp.                                       5,400             49,409
    Rengo Co., Ltd.                               11,000             74,218
    Ricoh Co., Ltd.                              157,138          3,324,297
    Sankyo Co., Ltd.                               2,300             93,109
    Sanwa Shutter Corp.                           11,000             61,672
    Sapporo Hokuyo Holdings, Inc.                     29            287,816
    Seiko Epson Corp.                             26,500            656,357
    Seiko Holdings Corp.                          19,000            112,149
    Seino Transportation Co., Ltd.                 7,000             64,659
    Sekisui Chemical Co., Ltd.                    20,000            146,781
    Seven And I Holdings Co., Ltd.                 2,087             53,690
    Sharp Corp.                                    2,746             49,845
    Shimachu Co., Ltd.                            23,000            608,715
    Shinko Securities                            202,000            935,568
    Shinsei Bank, Ltd.                            63,000            198,546
    Sojitz Corp.                                 376,300          1,638,010
    Sompo Japan Insurance, Inc.                  134,000          1,537,561
    Sony Corp.                                    63,987          3,102,839
    Stanley Electric Co., Ltd.                     6,863            165,503
    Sumco Corp.                                   12,100            492,996
    Sumitomo Bakelite Co., Ltd.                    9,000             51,791
    Sumitomo Chemical Co., Ltd.                   16,473            141,261
    Sumitomo Corp.                                 5,270            101,853
    Sumitomo Electric Industries, Ltd.            51,063            813,523
    Sumitomo Forestry Co., Ltd.                    6,000             49,519
    Sumitomo Heavy Industries, Ltd.               10,998            141,610
    Sumitomo Metal Industries, Ltd.               21,185            123,571
    Sumitomo Metal Mining Co., Ltd.               17,000            412,919
    Sumitomo Mitsui Financial Group, Inc.          1,403         10,931,833
    Sumitomo Osaka Cement Co., Ltd.               21,000             51,739
    Suzuken Co., Ltd.                              2,900             97,706
    Suzuki Motor Corp.                             8,193            242,513
    Taihei Kogyo Co., Ltd.                        10,000             54,238
    Taisei Corp.                                  39,000            113,063
    Taisho Pharmaceutical Co., Ltd.                7,000            137,727
    Takata Corp.                                   1,373             53,550
    Takeda Chemical Industries, Ltd.              14,936          1,050,650
    Takefuji Corp.                                 1,631             32,374
    Tanabe Seiyaku Co., Ltd.                       1,000             12,624
    TDK Corp.                                      3,000            263,266
    The 77 Bank, Ltd.                             14,000             94,215
    The Aichi Bank, Ltd.                             500             43,094
    The Awa Bank, Ltd.                            10,000             49,362
    The Bank of Kyoto, Ltd.                       12,000            145,527
    The Bank of Nagoya, Ltd.                       9,000             60,410
    The Bank of Yokohama, Ltd.                    21,000            144,979
    The Chugoku Bank, Ltd.                         9,000            122,309
    The Daishi Bank, Ltd.                         12,000             48,370
    The Fuji Fire & Marine Insurance Co., Ltd.    16,000             54,603
    The Gunma Bank, Ltd.                          16,000            106,699
    The Hachijuni Bank, Ltd.                      17,000            122,396

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--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------       ------------
    The Higo Bank, Ltd.                            8,000       $     53,350
    The Hokkoku Bank, Ltd.                        14,000             61,916
    The Hyakugo Bank, Ltd.                         8,000             46,246
    The Hyakujushi Bank, Ltd.                     10,000             49,188
    The Iyo Bank, Ltd.                            11,000            106,682
    The Joyo Bank, Ltd.                           28,000            156,253
    The Juroku Bank, Ltd.                         12,000             66,861
    The Kagoshima Bank, Ltd.                       7,000             49,972
    The Kanto Tsukuba Bank, Ltd.                  11,300             75,258
    The Keiyo Bank, Ltd.                          10,000             55,543
    The Musashino Bank, Ltd.                       1,200             56,936
    The Nanto Bank, Ltd.                          12,000             57,041
    The Ogaki Kyoritsu Bank, Ltd.                 12,000             65,607
    The San-In Godo Bank, Ltd.                     5,000             39,612
    The Shiga Bank, Ltd.                           8,000             55,091
    The Shizuoka Bank, Ltd.                       25,000            242,894
    The Sumitomo Trust and Banking Co., Ltd.      10,000             75,654
    The Sumitomo Warehouse Co., Ltd.               9,000             57,511
    The Yamanashi Chuo Bank, Ltd.                  8,000             44,922
    TIS, Inc.                                      1,800             35,102
    Toda Corp.                                    11,000             58,033
    Tokai Rika Co., Ltd.                           1,700             47,360
    Tokyo Electric Power Co., Inc.                14,600            368,607
    Tokyo Steel Manufacturing Co., Ltd.          225,700          3,505,409
    Toppan Forms Co., Ltd.                         4,300             43,387
    Toppan Printing Co., Ltd.                    380,000          3,913,638
    Toray Industries, Inc.                         6,040             47,956
    Toshiba Corp.                                192,000          1,793,549
    Toshiba TEC Corp.                              9,000             55,631
    Tosoh Corp.                                    3,000             19,458
    Tostem Inax Holding Corp.                     14,672            255,210
    Toyo Seikan Kaisha, Ltd.                       6,900            130,053
    Toyota Auto Body Co., Ltd.                     3,600             59,642
    Toyota Boshoku Corp.                              30              1,013
    Toyota Motor Corp.                            15,384            908,053
    TV Asahi Corp.                                    32             51,539
    UNY Co., Ltd.                                  8,000             69,717
    USS Co., Ltd.                                  1,570            103,195
    Wacoal Holdings Corp.                          5,000             61,420
    West Japan Railway Co.                            31            147,895
    Yamada Denki Co., Ltd.                         3,086            305,470
    Yamaha Corp.                                  18,600            416,968
    Yamaha Motor Co., Ltd.                         2,307             58,847
    Yamato Kogyo Co., Ltd.                         4,700            225,865
    Yamato Transport Co., Ltd.                     2,560             38,401
    Yamazaki Baking Co., Ltd.                      6,000             45,027
    Yokogawa Electric                              4,284             52,140
                                                               ------------
  TOTAL JAPAN                                                   145,264,514
                                                               ------------
  JORDAN -- 0.1%
    Arab Bank PLC                                 13,400            397,317
    Bank of Jordan                                12,800             46,628
    Jordan Cement Factories                        3,000             47,568
    Jordan Telecom Corp.                           7,800             47,246
    Jordanian Electric Power*                     11,500             44,652
    Middle East Complex                           12,700             46,622
    Taameer Jordan Holdings Public
      Shareholding Co.*                           12,900             45,353
    United Arab Investors                         17,000             60,727
                                                               ------------
  TOTAL JORDAN                                                      736,113
                                                               ------------


                                                 SHARES            VALUE
                                               ---------       ------------
  KENYA -- 0.1%
    Bamburi Cement Co., Ltd.                      52,500       $    155,700
    Barclays Bank Of Kenya, Ltd.                 119,900            137,590
    East African Breweries, Ltd.                  38,900             99,134
    ICDC Investment Co., Ltd.                    102,300             40,783
    Kenya Airways, Ltd.                           99,700            104,752
    Kenya Electricity Generating Co., Ltd.       113,500             47,785
    Mumias Sugar Co., Ltd.                        79,400             43,782
    Standard Chartered Bank Kenya, Ltd.            9,200             25,914
                                                               ------------
  TOTAL KENYA                                                       655,440
                                                               ------------
  LATVIA -- 0.0%
    Latvian Shipping Co.*                         91,206            271,265
                                                               ------------
  TOTAL LATVIA                                                      271,265
                                                               ------------
  LITHUANIA -- 0.1%
    Apranga PVA                                   12,100             97,744
    Invalda PVA                                    9,184             74,605
    Lietuvos Energija*                            17,374             39,966
    Pieno Zvaigzdes*                              10,687             26,393
    Rytu Skirstomieji Tinklai                     26,729             48,349
    Sanitas*                                       9,500            129,274
    Siauliu Bankas*                               27,600             45,138
    TEO LT AB                                    175,900            177,978
    Ukio Bankas                                   67,100            133,568
                                                               ------------
  TOTAL LITHUANIA                                                   773,015
                                                               ------------
  LUXEMBOURG -- 0.5%
    ArcelorMittal                                 60,608          4,787,002
    Millicom International Cellular SA*            6,343            532,178
    Tenaris SA ADR                                13,800            726,156
                                                               ------------
  TOTAL LUXEMBOURG                                                6,045,336
                                                               ------------
  MALAYSIA -- 0.4%
    AirAsia Bhd*                                  54,300             29,162
    Alliance Financial Group Bhd                  28,800             26,201
    AMMB Holdings Bhd                             34,600             44,069
    Astro All Asia Networks PLC                   23,200             24,102
    Batu Kawan Bhd                                29,000             74,043
    Berjaya Sports Toto Bhd                       19,000             27,880
    British American Tobacco Bhd                   2,900             35,106
    Bumiputra-Commerce Holdings Bhd              161,500            507,131
    Bursa Malaysia Bhd                            14,500             46,809
    Dialog Group Bhd                              83,500             42,148
    Digi.com Bhd                                  54,300            342,612
    E&O Property Development Bhd*                 26,700             25,544
    Gamuda Bhd                                    40,300            104,076
    Genting Bhd                                   65,000            153,558
    Golden Hope Plantations Bhd                   12,300             30,682
    Hong Leong Bank Bhd                           16,400             28,396
    IGB Corp. Bhd                                 38,800             31,541
    IJM Corp. Bhd                                 43,900            102,423
    IOI Corp. Bhd                                101,650            180,479
    Knm Group Bhd                                 84,000            113,890
    Kuala Lumpur Kepong Bhd                       12,000             46,486
    Kumpulan Guthrie Bhd                          13,100             25,373
    Lafarge Malayan Cement Bhd                   100,000             52,825
    Lion Diversified Holdings Bhd                 12,300             41,872
    Magnum Corp. Bhd                              29,800             25,274

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INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

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                                                 SHARES            VALUE
                                               ---------       ------------
    Malayan Banking Bhd                           75,308       $    243,107
    Malaysian Airline System Bhd*                 27,500             34,703
    Malaysian Resources Corp. Bhd*                55,800             41,103
    MISC Bhd                                      32,000             93,910
    MMC Corp. Bhd                                 20,400             50,588
    Pelikan International Corp Bhd                20,700             29,402
    Petra Perdana Bhd                             35,700             53,432
    Petronas Dagangan Bhd                         24,000             61,981
    PLUS Expressways Bhd                          32,200             30,050
    PPB Group Bhd                                 18,000             48,599
    Public Bank Bhd                               51,500            150,382
    Ranhill Bhd                                   52,000             45,781
    Resorts World Bhd                            390,800            449,578
    RHB Capital Bhd                               21,200             37,329
    Sarawak Energy Bhd                            48,000             33,103
    Scomi Group Bhd                               69,500             29,167
    Shell Refining Co Federation of Malaya Bhd     9,800             31,636
    Sime Darby Bhd                               111,000            338,782
    SP Setia Bhd                                  13,200             34,090
    TA Ann Holdings Bhd                           11,000             24,696
    Tanjong PLC                                    7,700             40,449
    Telekom Malaysia Bhd                          28,400             80,845
    Tenaga Nasional Bhd                           30,000             83,199
    Titan Chemicals Corp.                         64,800             31,378
    Uem World Bhd                                210,436            251,967
    UMW Holdings Bhd                               7,700             31,862
    Wah Seong Corp. Bhd                           28,500             31,783
    WCT Engineering Bhd                           17,733             40,072
    WTK Holdings Bhd                             111,400             80,424
    YTL Corp. Bhd                                 32,900             72,414
    YTL Power International Bhd                   43,500             30,511
    Zelan Bhd                                     17,600             32,023
                                                               ------------
  TOTAL MALAYSIA                                                  4,830,028
                                                               ------------
  MAURITIUS -- 0.0%
    Ireland Blyth Ltd.                            18,300             39,296
    Mauritius Commercial Bank                     77,100            318,385
    Mauritius Development Investment Trust
      Co., Ltd*                                  221,000             37,235
    Rogers and Co., Ltd.                           4,000             45,193
    State Bank of Mauritius, Ltd.                 59,300            117,542
    Sun Resorts, Ltd./Mauritius                    7,600             21,718
                                                               ------------
  TOTAL MAURITIUS                                                   579,369
                                                               ------------
  MEXICO -- 1.2%
    Alfa SAB de CV                                31,000            209,456
    America Movil SAB de CV                      898,994          2,876,807
    America Movil SAB de CV, ADR                  21,510          1,376,640
    Axtel SAB de CV*                               5,600             42,880
    Carso Global Telecom SAB de CV*               23,400            101,624
    Carso Infraestructura y Construccion SA
      de CV*                                      67,100             67,361
    Cemex Sab de CV*                             341,100          1,018,553
    Coca-Cola Femsa Sab de CV                     79,200            339,758
    Consorcio ARA, SA de CV                       21,400             28,664
    Controladora Comercial Mexicana SA de C.V.    13,600             36,072
    Corp Geo Sab de CV*                           10,300             45,193


                                                 SHARES            VALUE
                                               ---------       ------------
    Corp Interamericana de Entretenimiento
      Sab de CV*                                  12,000       $     34,121
    Corporacion Moctezuma, SAB de C.V.            68,914            204,649
    Dermet de Mexico SA de CV*                     3,605                491
    Desarrolladora Homex SAB de CV*                3,700             34,269
    Desarrolladora Homex, ADR*                     1,178             65,379
    Empresas Ica SAB de CV*                       41,700            251,441
    Fomento Economico Mexicano SA de CV           62,100            231,312
    Fomento Economico Mexicano SA de CV, ADR       6,016            224,998
    Grupo Aeroportuario Del Sureste SAB
      de CV                                        6,600             32,754
    Grupo Bimbo SAB de CV                         12,900             71,946
    Grupo Carso SA de CV                          55,700            212,362
    Grupo Elektra SA de CV                         2,100             42,836
    Grupo Financiero Banorte SA de CV            290,152          1,148,681
    Grupo Financiero Inbursa SAB                  92,400            221,340
    Grupo Iusacell SA de CV*                         405              4,073
    Grupo Mexico SAB de CV                       209,400          1,502,907
    Grupo Modelo SAB de CV                        15,400             73,921
    Grupo Televisa SA                             40,000            192,185
    Grupo Televisa SA, ADR                         3,188             77,054
    Impulsora Del Desarrollo Y El Empleo
      en America Latina SAB de CV*                88,400            134,814
    Industrias CH SAB de CV*                       7,500             29,054
    Industrias Penoles SAB de CV 2,900            48,710
    Kimberly-Clark de Mexico SAB de CV            85,700            386,212
    Mexichem SAB de CV                            18,300             64,919
    Organizacion Soriana SAB de CV                10,800             33,188
    Promotora Y Operadora De Infraestructura
      SA de CV*                                   21,700             77,158
    Telefonos de Mexico SA de CV                 759,810          1,245,579
    Telefonos de Mexico SAB de CV                 10,423            342,604
    TV Azteca SAB de CV                           38,700             21,265
    Urbi Desarrollos Urbanos SA de CV*            71,168            255,719
    Vitro SAB de CV                               13,000             32,270
    Wal-Mart de Mexico SAB de CV                  81,200            297,705
                                                               ------------
  TOTAL MEXICO                                                   13,738,924
                                                               ------------
  MOROCCO -- 0.1%
    Attijariwafa Bank*                               302            122,584
    Banque Centrale Populaire                         29              9,014
    Banque Marocaine Du Commerce Exterieur         1,000            378,039
    Brasseries Maroc                                 171             39,999
    Ciments du Maroc                                 100             38,081
    Credit Immobilier et Hotelier*                   800             65,066
    Douja Promotion Groupe Addoha SA                 500            212,789
    Holcim Maroc SA                                  100             36,076
    Lafarge Ciments/Morocco                          110             79,201
    Managem                                          600             42,369

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                                                 SHARES            VALUE
                                               ---------       ------------
    Maroc Telecom                                 20,700       $    362,819
    Ona SA                                           764            157,609
    Risma*                                           132              6,986
    Societe Nationale D'Investissement               200             42,621
    Sonasid                                          100             39,405
                                                               ------------
  TOTAL MOROCCO                                                   1,632,658
                                                               ------------
  NETHERLANDS -- 5.3%
    ABN AMRO Holding NV                           33,109          1,744,467
    Aegon NV                                      60,392          1,156,532
    ASML Holding NV*                              40,797          1,352,551
    Fortis Group                                  83,461          2,457,570
    Heineken Holding NV                            4,565            261,679
    Heineken NV                                   74,605          4,895,724
    Hunter Douglas NV                              6,617            594,434
    ING Groep NV                                 227,988         10,120,302
    ING Groep NV, ADR                             56,375          2,497,976
    Koninklijke Ahold NV*                         71,378          1,078,873
    Koninklijke DSM NV                             5,757            310,717
    Koninklijke KPN NV                            25,808            447,865
    Koninklijke Philips Electronics NV           150,584          6,796,024
    Koninklijke Vopak NV                           1,977            112,764
    Oce NV                                         9,718            204,257
    Royal Dutch Shell PLC                        492,937         20,355,995
    Royal Numico NV                                  295             22,883
    TNT NV                                        20,049            840,509
    Unilever NV                                  187,017          5,773,529
    USG People NV                                  1,969             56,126
    Wereldhave NV                                  4,824            580,911
    X5 Retail Group NV, GDR*                      10,189            346,935
                                                               ------------
  TOTAL NETHERLANDS                                              62,008,623
                                                               ------------
  NEW ZEALAND -- 0.1%
    Auckland International Airport, Ltd.         121,956            289,269
    Contact Energy, Ltd.                          58,294            405,970
    Fletcher Building, Ltd.                        8,877             85,366
    Telecom Corp. of New Zealand, Ltd.            75,980            257,373
    The Warehouse Group, Ltd.                     90,836            378,595
                                                               ------------
  TOTAL NEW ZEALAND                                               1,416,573
                                                               ------------
  NORWAY -- 0.9%
    Aker ASA                                       1,960            138,513
    Aker Kvaerner ASA                              5,574            177,572
    Aker Yards ASA                                 2,900             34,157
    Cermaq ASA                                     6,000            111,292
    DnB NOR ASA                                  108,023          1,657,037
    Fred Olsen Energy ASA                          2,760            145,647
    Norsk Hydro ASA                               50,752          2,207,220
    Orkla ASA                                    179,433          3,205,082
    Pan Fish ASA*                                158,928            202,225
    Petroleum Geo-Services ASA*                   32,250            930,188
    Tandberg ASA                                  23,965            576,760
    Telenor ASA*                                  20,130            403,253
    Yara International ASA                         6,157            194,717
                                                               ------------
  TOTAL NORWAY                                                    9,983,663
                                                               ------------
  OMAN -- 0.1%
    Bank Muscat SAOG                              37,200            144,739
    Dhofar International Development              38,200             45,076
    National Bank of Oman, Ltd.                    4,100             67,678


                                                 SHARES            VALUE
                                               ---------       ------------
    Oman Cables Industry                          12,100       $     56,608
    Oman Cement Co.                                2,500             41,020
    Oman Flour Mills                               7,300             44,417
    Oman International Bank                        6,900             57,406
    Oman Telecommunications Co.                   44,800            143,802
    Raysut Cement Co.                             24,300            103,074
    Renaissance Services Co.                      38,453             80,154
                                                               ------------
  TOTAL OMAN                                                        783,974
                                                               ------------
  PERU -- 0.1%
    Alicorp SA*                                   47,800             44,941
    Austral Group SA*                            164,000             55,296
    Cia Minera Atacocha SA - Class B              11,300             34,034
    Cia Minera Milpo SAA                          18,400             61,144
    Compania de Minas Buenaventura SA, ADR         3,000            143,340
    Corp Aceros Arequipa SA                       19,528             36,087
    Credicorp, Ltd.                                3,600            242,100
    Edegel SA                                     57,200             32,638
    Edelnor SA/Peru                               41,300             36,821
    Empresa Agroindustrial Casa Grande SA*        14,900             65,696
    Ferreyros SA                                  61,078            120,790
    Grana Y Montero SA                            18,200             36,760
    Intergroup Financial Services Corp.*           9,034            148,158
    Minsur SA                                     17,200             57,714
    Sociedad Minera Cerro Verde SA*                1,400             40,362
    Sociedad Minera el Brocal SA                   2,300             37,268
    Southern Copper Corp.                          3,000            371,490
    Volcan Cia Minera SAA                         30,500            136,951
                                                               ------------
  TOTAL PERU                                                      1,701,590
                                                               ------------
  PHILIPPINES -- 0.2%
    Aboitiz Equity Ventures, Inc.              2,183,900            339,341
    Ayala Corp. - Class A                         10,300            125,749
    Ayala Land, Inc.                             425,300            153,410
    Banco De Oro-Epci, Inc.                       54,000             70,721
    Bank of the Philippine Islands               103,400            152,633
    Filinvest Land, Inc.*                        867,800             33,518
    First Gen Corp.                               31,400             44,260
    First Philippine Holdings Corp.               23,700             40,771
    Globe Telecom, Inc.                            5,880            191,867
    International Container Term Services, Inc.  123,800            100,304
    JG Summit Holdings, Inc.                      79,500             18,970
    Jollibee Foods Corp.                          52,500             61,765
    Manila Electric Co.                           66,110            121,801
    Megaworld Corp.                              844,800             64,696
    Metropolitan Bank & Trust                     88,500            110,011
    Petron Corp.                               1,034,500            130,891
    Philippine Long Distance Telephone Co.         8,600            555,516
    Philippine National Bank*                     26,400             28,422
    San Miguel Corp.                             240,000            332,963
    SM Investments Corp.                          12,900            106,665
    SM Prime Holdings, Inc.                      287,400             76,555
    Union Bank of Philippines                     26,400             32,231
    Universal Robina Corp.                        85,700             30,913
                                                               ------------
  TOTAL PHILIPPINES                                               2,923,973
                                                               ------------

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                                                 SHARES            VALUE
                                               ---------       ------------
  POLAND -- 0.8%
    Agora SA                                       4,800       $     93,176
    Asseco Poland SA                               1,900             53,310
    Bank Handlowy W Warszawie SA                  16,261            697,757
    Bank Millennium SA                            20,584             91,908
    Bank Pekao SA                                 22,138          2,056,524
    Bank Przemyslowo-Handlowy PBK SA               2,159            743,426
    Bank Zachodni WBK SA                          10,082            965,186
    Bioton SA*                                   158,300             71,880
    BRE Bank SA*                                   2,087            403,541
    Budimex SA*                                    2,054             55,183
    Cersanit-Krasnystaw SA*                        5,500             83,143
    Ciech SA*                                        850             40,783
    Comarch SA*                                      400             30,393
    Echo Investment SA*                              950             31,993
    Getin Holding SA*                              7,900             39,907
    Globe Trade Centre SA*                         4,700             84,405
    Grupa Kety SA                                    490             35,970
    Grupa Lotos SA                                 2,600             44,174
    KGHM Polaksa Miedz SA                          4,300            200,946
    LPP SA*                                           90             71,040
    Netia SA*                                     21,500             31,321
    Orbis SA                                       2,900             81,203
    PBG SA*                                          600             81,733
    Polimex Mostostal SA                          30,000            115,221
    Polish Oil & Gas Co.                         223,233            424,884
    Polska Grupa Farmaceutyczna SA                 1,200             42,683
    Polski Koncern Naftowy Orlen*                 11,700            245,710
    Powszechna Kasa Oszczednosci Bank
      Polski SA                                   75,555          1,578,142
    Prokom Software SA                               950             48,709
    Sygnity SA                                     1,000             19,676
    Telekomunikacja Polska SA                    154,395          1,223,943
    TVN SA                                        13,000            107,237
    Zaklad Przetworstwa Hutniczego
      Stalprodukt SA                                 100             37,839
                                                               ------------
  TOTAL POLAND                                                    9,932,946
                                                               ------------
  PORTUGAL -- 0.2%
    Banco Espirito Santo SA                       55,250          1,252,656
    Energias De Portugal SA                       12,945             75,681
    Jeronimo Martins SGPS SA                     135,813            834,682
                                                               ------------
  TOTAL PORTUGAL                                                  2,163,019
                                                               ------------
  QATAR -- 0.1%
    Barwa Real Estate Co.*                         3,700             49,922
    Commercial Bank of Qatar                       4,000            147,291
    Doha Bank, Ltd.                                4,100             96,893
    First Finance Co.                              5,200             46,584
    Industries Qatar                               8,300            291,944
    Masraf Al Rayan*                              24,500            115,126
    Qatar Fuel Co.                                 1,900             73,096
    Qatar Gas Transport Co. Nakilat*              31,100            193,999
    Qatar International Islamic Bank*              2,600             69,161
    Qatar Islamic Bank                             3,800            129,067
    Qatar National Bank                            2,650            161,663
    Qatar Navigation                               2,400             64,764


                                                 SHARES            VALUE
                                               ---------       ------------
    Qatar Shipping Co.                             3,400       $     58,675
    Qatar Telecom Q-Tel QSC                        2,300            145,431
                                                               ------------
  TOTAL QATAR                                                     1,643,616
                                                               ------------
  ROMANIA -- 0.2%
    Antibiotice                                   73,800             58,546
    Banca Transilvania*                          448,800            166,534
    Impact SA*                                   210,197             95,927
    Romanian Development Bank                     83,635            938,156
    Rompetrol Rafinare SA*                       950,800             43,391
    SIF 1 Banat-Crisana Arad                      60,000             89,568
    SIF 2 Moldova Bacau                           65,000             97,031
    SIF 3 Transilvania Brasov*                    98,000             94,882
    SIF 4 Muntenia Bucuresti                      90,500             91,866
    SIF 5 Oltenia Craiova                         57,500            105,946
    SNP Petrom SA                                683,234            145,704
    Socep Constanta*                             815,000             99,068
    Transelectrica SA                              3,400             57,281
                                                               ------------
  TOTAL ROMANIA                                                   2,083,900
                                                               ------------
  RUSSIA -- 2.8%
    Aeroflot - Russian International Airlines     10,700             31,779
    CTC Media, Inc.*                              11,388            250,080
    Evraz Group SA GDR                               800             50,640
    Evraz Group SA GDR*                            6,408            405,626
    Gazprom, ADR                                  70,081          3,083,564
    Golden Telecom, Inc.                             500             40,245
    Irkutskenergo OJSC                            79,800             73,416
    JSC Scientific Production Corp. Irkut ADR      2,200             58,740
    LUKOIL, ADR                                   64,847          5,385,606
    Mechel, ADR                                    5,000            255,000
    Mining and Metallurgical Co., Norilsk
      Nickel, ADR                                  5,231          1,339,136
    MMC Norilsk Nickel, ADR                        1,000            272,000
    Mobile Telesystems OJSC, ADR                 107,873          7,476,678
    Mosenergo TGK-3 OAO                          169,000             42,250
    NovaTek OAO                                   64,397            336,957
    NovaTek OAO, GDR                               1,600             84,000
    Novolipetsk Steel, GDR                         5,982            203,089
    OAO Gazprom ADR                               41,000          1,808,100
    OAO Rosneft Oil Company, GDR                 122,412          1,040,502
    OGK-5 OJSC                                    21,123                132
    OJSC Evrocement Group-BRD*                         7            129,500
    OJSC TNK-BP Holding*                          34,227             70,165
    Open Investments*                                711            210,456
    Pharmstandard, GDR*                           15,511            299,362
    Polyus Gold Co. ADR                            6,925            301,237
    Polyus Gold Co. ADR                            1,200             52,776
    RAO Unified Energy System, GDR*                8,450          1,022,450
    Rostelecom                                    10,000            105,000
    Sayano-Shushenskaya Hydro-Power Station       11,612             18,463
    Sberbank RF                                  759,074          3,165,339
    Severstal                                      4,300             90,515
    Sistema JSFC, GDR                              9,564            318,003
    Surgutneftegaz ADR                             6,300            428,370
    Tatneft, GDR                                   1,200            132,000
    TGK-5                                        697,217                 31


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                                                 SHARES            VALUE
                                               ---------       ------------
    TMK OAO GDR*                                   1,916       $     78,173
    Unified Energy System ADR                      2,298            279,207
    Unified Energy System GDR*                     3,400            411,400
    Uralkaliy                                     36,156            124,738
    Uralsvyazinform                              575,000             35,650
    Uralsvyazinform, ADR*                         23,453            288,941
    Vimpel-Communications, ADR                    54,464          1,472,707
    VTB Bank OJSC, GDR*                           34,446            308,292
    Wimm-Bill-Dann Foods OJSC                      2,657            216,546
    Wimm-Bill-Dann Foods OJSC, ADR                 7,829            856,023
                                                               ------------
  TOTAL RUSSIA                                                   32,652,884
                                                               ------------
  SAUDI ARABIA -- 0.1%
    The Saudi Arabia Investment Fund, Ltd.*       15,687            856,510
                                                               ------------
  TOTAL SAUDI ARABIA                                                856,510
                                                               ------------
  SINGAPORE -- 0.7%
    Allgreen Properties, Ltd.                    193,500            250,098
    CapitaLand, Ltd.                             118,000            647,391
    CapitaMall Trust                              12,000             31,505
    Chartered Semiconductor Manufacturing,
      Ltd., ADR*                                   5,208             38,591
    Cycle & Carriage, Ltd.                        90,894          1,131,962
    Datacraft Asia, Ltd.                         129,000            152,220
    DBS Group Holdings, Ltd.                      35,000            508,920
    Fraser & Neave, Ltd.                          46,000            176,506
    Keppel Corp., Ltd.                            47,000            455,604
    Neptune Orient Lines, Ltd.                    90,000            321,104
    Oversea-Chinese Banking Corp., Ltd.           63,000            377,449
    People's Food Holdings Ltd.                   29,000             27,917
    SembCorp Marine, Ltd.                         42,000            130,057
    Singapore Airlines, Ltd.*                    138,133          1,729,572
    Singapore Petroleum Co., Ltd.                 29,000            132,750
    Singapore Technologies Engineering, Ltd.      35,000             91,888
    Singapore Telecommunications, Ltd.           180,740            489,111
    Suntec Real Estate Investment Trust          106,000            139,145
    United Industrial Corp., Ltd.                 30,000             61,797
    United Overseas Bank, Ltd.                    36,000            535,577
    United Overseas Land, Ltd.                    23,000             80,512
    Venture Corp., Ltd.                            7,000             77,752
    Wing Tai Holdings, Ltd.                      185,000            480,714
                                                               ------------
  TOTAL SINGAPORE                                                 8,068,142
                                                               ------------
  SOUTH AFRICA -- 1.1%
    Absa Group, Ltd.                               7,700            139,709
    AECI, Ltd.                                     3,000             35,925
    African Bank Investments, Ltd.                10,900             49,538
    African Rainbow Minerals, Ltd.                 2,100             40,084
    Allied Electronics Corp., Ltd.                 4,900             34,112
    Anglo Platinum, Ltd.                           1,000            151,336
    Anglogold Ashanti, Ltd.                        2,600            123,107
    ArcelorMittal South Africa, Ltd.               2,900             57,690
    Aspen Pharmacare Holdings, Ltd.*               7,200             35,021
    Aveng, Ltd.                                   19,500            155,676


                                                 SHARES            VALUE
                                               ---------       ------------
    Avi, Ltd.                                     12,300       $     38,404
    Barloworld, Ltd.                              29,144            548,251
    Bidvest Group, Ltd.                           15,700            308,745
    Datatec, Ltd.                                  5,900             30,419
    Ellerine Holdings, Ltd.                        3,600             38,616
    Firstrand, Ltd.*                             209,889            673,297
    Foschini, Ltd.                                 4,000             30,192
    Gold Fields, Ltd.                             27,660            498,453
    Grindrod, Ltd.                                12,600             47,150
    Group Five, Ltd./South Africa                  4,500             36,187
    Growthpoint Properties, Ltd.                  17,500             41,125
    Harmony Gold Mining Co., Ltd.*                 5,500             65,137
    Illovo Sugar, Ltd.                            10,300             36,734
    Impala Platinum Holdings, Ltd.                25,933            903,418
    Imperial Holdings, Ltd.                        4,100             76,771
    Investec, Ltd.                                 7,000             75,179
    JD Group, Ltd.                                 3,300             27,878
    Johnnic Communications, Ltd.                   2,400             31,353
    Kumba Iron Ore, Ltd.                           9,546            313,152
    Lewis Group, Ltd.                             33,939            279,323
    Liberty Group, Ltd.                            2,800             35,562
    Massmart Holdings, Ltd.                       31,024            375,478
    Metorex, Ltd.*                                 9,900             39,877
    MTN Group, Ltd.                               86,418          1,310,827
    Murray & Roberts Holdings, Ltd.               86,487          1,128,086
    Mvelaphanda Group, Ltd.                       21,700             31,624
    Nampak, Ltd.                                  11,100             34,802
    Naspers, Ltd.                                  9,500            263,407
    Nedbank Group, Ltd.                           10,700            194,157
    Network Healthcare Holdings, Ltd.*            37,600             65,111
    Pick'n Pay Stores, Ltd.                        6,900             35,655
    Pretoria Portland Cement Co., Ltd.            20,771            144,115
    Remgro, Ltd.                                   7,500            190,513
    Reunert, Ltd.                                  7,500             72,939
    RMB Holdings, Ltd.                            14,800             71,687
    Sanlam, Ltd.                                 173,069            559,454
    Sappi, Ltd.                                    3,600             54,606
    Sasol, Ltd.                                   27,628          1,187,042
    Shoprite Holdings, Ltd.                       71,947            375,959
    Spar Group, Ltd./The                           4,600             36,797
    Standard Bank Group, Ltd.                     56,835            820,520
    Steinhoff International Holdings, Ltd.        28,200             79,819
    Sun International, Ltd.                        4,500             96,345
    Telkom SA, Ltd.                               19,971            502,949
    Tiger Brands, Ltd.                             3,800            100,305
    Truworths International, Ltd.                 10,700             49,095
    Wilson Bayly Holmes-Ovcon, Ltd.                2,600             44,910
    Woolworths Holdings, Ltd.                     20,800             54,647
                                                               ------------
  TOTAL SOUTH AFRICA                                             12,878,270
                                                               ------------
  SOUTH KOREA -- 1.6%
    Amorepacific Corp.                                70             52,240
    Cheil Industries, Inc.                           890             59,515
    Daegu Bank                                     2,370             43,894
    Daelim Industrial Co.                            300             55,562
    Daewoo Engineering & Construction Co., Ltd.    1,640             47,039


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                                                 SHARES            VALUE
                                               ---------       ------------
    Daewoo Securities Co., Ltd.                    1,700       $     51,082
    Daewoo Shipbuilding & Marine Engineering
      Co., Ltd.                                      970             61,367
    DC Chemical Co., Ltd.                            270             63,871
    Dongkuk Steel Mill Co., Ltd.                   1,010             53,303
    Doosan Heavy Industries and Construction
      Co., Ltd.                                      510             53,887
    GS Engineering & Construction Corp.              320             55,594
    GS Holdings Corp.                              6,730            383,122
    Hana Financial Group, Inc.                     1,970             92,882
    Hanjin Heavy Industries & Construction
      Co., Ltd.*                                     500             44,526
    Hanjin Shipping Co., Ltd.                      2,000             98,339
    Hankook Tire Co., Ltd.                         2,320             47,531
    Hanwha Corp.                                     880             69,135
    Hynix Semiconductor, Inc.*                     3,320            113,545
    Hyundai Department Store Co., Ltd.             2,502            300,721
    Hyundai Development Co.                          640             59,790
    Hyundai Engineering & Construction Co.,
      Ltd.*                                          560             53,479
    Hyundai Heavy Industries                       1,810            836,571
    Hyundai Merchant Marine Co., Ltd.              1,320             69,736
    Hyundai Mipo Dockyard Co., Ltd.                  150             51,628
    Hyundai Mobis                                  1,290            136,865
    Hyundai Motor Co., Ltd.                        7,518            607,059
    Hyundai Securities Co.                         1,860             43,390
    Hyundai Steel Co.                                860             72,544
    Industrial Bank of Korea                       2,410             52,008
    Kangwon Land, Inc.                            13,427            396,120
    Kia Motors Corp.*                              3,820             51,966
    Kolon Engineering & Construction Co., Ltd.     9,250            154,133
    Kookmin Bank                                   6,831            568,752
    Korea Electric Power Corp.                    10,790            505,781
    Korea Gas Corp.                                1,060             68,219
    Korea Investment Holdings Co., Ltd.              750             49,333
    Korea Zinc Co., Ltd.                           1,076            203,396
    Korean Air Lines Co., Ltd.                     7,703            520,996
    KT Corp.                                       6,900            346,432
    KT Freetel Co., Ltd.                           2,160             78,357
    KT&G Corp.                                     2,250            175,781
    Kumho Industrial Co., Ltd.                     3,227            206,271
    LG Chem, Ltd.                                    730             76,573
    LG Corp.                                         960             66,084
    LG Dacom Corp.                                 1,800             54,578
    LG Electronics, Inc.                           8,733            815,856
    LG Household & Health Care, Ltd.                 300             54,087
    LG Petrochemical Co., Ltd.                     7,990            397,230
    LG Philips LCD Co., Ltd.*                      7,610            364,202
    LG Telecom, Ltd.*                              5,600             56,416
    LIG Non-Life Insurance Co., Ltd.               9,990            267,433
    Lotte Confectionery Co., Ltd.                    148            257,448
    Lotte Shopping Co., Ltd.                         190             80,966
    LS Cable, Ltd.                                 3,234            402,837
    NHN Corp.*                                     1,984            459,147
    POSCO                                            860            632,408


                                                 SHARES            VALUE
                                               ---------       ------------
    POSCO ADR                                      6,835       $  1,221,893
    Pusan Bank                                     2,640             48,462
    S-Oil Corp.                                      740             65,817
    Samsung Corp.                                  1,320             97,067
    Samsung Electronics Co., Ltd.                  4,605          2,893,220
    Samsung Engineering Co., Ltd.                    370             49,727
    Samsung Fire & Marine Insurance Co., Ltd.        530            114,084
    Samsung Heavy Industries Co., Ltd.             1,880             99,937
    Samsung Securities Co., Ltd.                     670             60,763
    Samsung Techwin Co., Ltd.                        650             49,503
    Shinhan Financial Group Co., Ltd.             13,670            893,210
    Shinsegae Co., Ltd.                              220            153,125
    SK Energy Co., Ltd.*                           3,765            658,217
    SK Holdings Co., Ltd.                            490            104,403
    SK Telecom Co., Ltd.                             935            214,543
    SK Telecom Co., Ltd. ADR                       9,852            292,604
    Tong Yang Investment Bank                     22,270            408,802
    Woori Finance Holdings Co., Ltd.              14,950            341,406
    Woori Investment & Securities Co., Ltd.        1,600             45,280
    Youngone Corp.                                19,250            199,820
                                                               ------------
  TOTAL SOUTH KOREA                                              19,052,910
                                                               ------------
  SPAIN -- 2.7%
    Abertis Infraestructuras SA                    8,154            254,983
    Acciona SA                                     1,023            278,182
    Acerinox SA                                   19,553            588,299
    Banco Bilbao Vizcaya Argentaria SA            24,685            578,678
    Banco de Sabadell SA                          47,100            453,343
    Banco Espanol de Credito SA                    5,187             96,671
    Banco Pastor SA                                7,300            120,957
    Banco Santander Central Hispano SA            17,114            332,621
    Banco Santander Central Hispano SA, ADR      237,800          4,591,918
    Cementos Portland Valderrivas SA                 587             63,865
    Corporacion Mapfre SA                         19,041             86,070
    Gamesa Corporacion Tecnologia SA               2,835            115,819
    Gas Natural SDG SA                            32,566          1,838,916
    Grupo Ferrovial SA                             2,256            190,925
    Iberia Lineas Aereas de Espana SA             83,885            409,084
    Industria de Diseno Textil SA                  5,924            399,219
    Promotora de Informaciones SA (Prisa)          1,787             35,292
    Repsol YPF SA                                287,792         10,279,898
    Repsol YPF SA, ADR                             7,495            266,073
    Telefonica SA                                103,273          2,890,743
    Union Fenosa SA                              129,361          7,653,307
                                                               ------------
  TOTAL SPAIN                                                    31,524,863
                                                               ------------
  SWEDEN -- 2.1%
    Atlas Copco AB                                38,000            657,501
    Bankas Snoras AB*                             18,700             41,085
    Boliden AB                                    73,350          1,562,249
    Castellum AB                                   3,600             44,832


                                       15
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                                                 SHARES            VALUE
                                               ---------       ------------
    Electrolux AB                                 73,400       $  1,554,771
    Ericsson LM - Class B                         44,538            178,315
    ForeningsSparbanken AB                        41,541          1,389,191
    Getinge AB - Class B                           6,729            162,897
    Hennes & Mauritz AB  - Class B                 5,592            354,484
    Hexagon AB                                     4,000             81,159
    Holmen AB                                      2,300             88,158
    JM AB                                          4,696            113,317
    Modern Times - Class B                         6,816            440,008
    NCC AB                                         5,200            130,321
    Nordea AB                                    207,558          3,617,070
    OMX AB                                         5,500            238,552
    SAS AB*                                        1,700             30,470
    Scania AB                                     33,000            803,991
    Skandinaviska Enskilda Banken AB             156,530          5,088,846
    Skanska AB - Class B                           7,710            152,846
    SKF AB                                        46,600            981,665
    Svenska Cellulosa AB                          10,847            202,410
    Svenska Handelsbanken AB - Class A            79,400          2,464,270
    Tele2 AB                                      14,450            312,249
    TeliaSonera AB                               409,859          3,704,829
    Trelleborg AB                                  3,400             80,197
    Wihlborg Syd AB                                  700             12,981
                                                               ------------
  TOTAL SWEDEN                                                   24,488,664
                                                               ------------
  SWITZERLAND -- 4.8%
    ABB, Ltd.                                     40,998          1,079,664
    Actelion, Ltd.*                                6,090            337,389
    Adecco SA                                     52,277          3,091,494
    Baloise Holding, Ltd.                          2,374            240,204
    BKW FMB Energie AG                             1,602            176,127
    Clariant AG*                                   9,213            113,238
    Compagnie Financiere Richemont AG             30,910          2,048,277
    Credit Suisse Group                           35,166          2,334,835
    Credit Suisse Group ADR                       27,574          1,828,983
    Flughafen Zuerich AG                             979            378,188
    Geberit AG                                     2,310            302,180
    Holcim, Ltd. - Class B                        28,907          3,192,991
    Huaneng Power International , Inc.            52,000             71,841
    Nestle SA                                     17,876          8,030,189
    Novartis AG                                   21,374          1,179,540
    PSP Swiss Property AG*                        21,673          1,150,433
    Roche Holding AG - Genusschein                18,781          3,405,342
    SGS Societe Generale de Surveillance
      Holding SA                                     224            255,890
    STMicroelectronics NV                         15,304            257,289
    Swatch Group AG                                5,075          1,665,149
    Swiss Life Holding*                            1,450            376,122
    Swiss Re                                      15,181          1,352,175
    Syngenta AG                                      775            167,082
    UBS AG                                        94,947          5,105,160
    Zurich Financial Services AG                  61,581         18,472,978
                                                               ------------
  TOTAL SWITZERLAND                                              56,612,760
                                                               ------------
  TAIWAN -- 1.2%
    Acer, Inc.                                   166,000            292,477
    Advanced Semiconductor Engineering, Inc.      63,136             69,259


                                                 SHARES            VALUE
                                               ---------       ------------
    Asia Cement Corp.                             35,000       $     61,023
    Asia Optical Co., Inc.                        11,000             38,088
    Asustek Computer, Inc.                       217,000            660,276
    Aten International Co., Ltd.                  29,000            133,293
    AU Optronics Corp.                            91,000            156,988
    Catcher Technology Co., Ltd.                   7,800             56,764
    Cathay Financial Holding Co., Ltd.           184,000            435,263
    Chang Hwa Commercial Bank                     67,000             44,140
    Cheng Shin Rubber Industry Co., Ltd.          36,000             81,630
    Chi Mei Optoelectronics Corp.                 62,000             72,002
    China Development Financial Holding Corp.    184,370             74,290
    China Steel Corp.                            414,000            603,843
    Chinatrust Financial Holding Co., Ltd.*      128,000             93,936
    Chunghwa Telecom Co., Ltd.                   161,000            300,935
    Compal Electronics, Inc.                     397,000            448,883
    Coretronic Corp.                             167,000            256,884
    Delta Electronics, Inc.                      131,000            507,783
    Epistar Corp.                                 10,000             48,721
    Eva Airways Corp.*                           144,000             52,729
    Evergreen Marine Corp. Taiwan, Ltd.           94,000             81,370
    Far Eastern Textile Co., Ltd.                 54,590             73,350
    Far Eastone Telecommunications Co., Ltd.     116,000            146,799
    First Financial Holding Co., Ltd.             74,000             52,946
    Formosa Chemicals & Fibre Corp.               50,000            127,930
    Formosa Petrochemical Corp.                   33,000             99,096
    Formosa Plastics Corp.                        74,000            208,610
    Formosa Taffeta Co., Ltd.                     59,000             67,072
    Foxconn Technology Co., Ltd.                   7,000             81,079
    Fubon Financial Holding Co., Ltd.             87,000             74,244
    High Tech Computer Corp.                       8,000            117,297
    Hon Hai Precision Industry Co., Ltd.         145,000          1,092,998
    Hua Nan Financial Holdings Co., Ltd.          67,000             47,219
    Huaku Construction Co., Ltd.                  80,000            135,560
    Largan Precision Co., Ltd.                     5,000             54,389
    Lite-On Technology Corp.                      33,226             51,923
    MediaTek, Inc.                                50,000            900,873
    Mega Financial Holding Co., Ltd.             135,000             85,215
    Nan Ya Plastics Corp.                        278,000            724,069
    Novatek Microelectronics Corp. Ltd.           10,000             43,512
    POU Chen Corp.                               101,000            100,892
    Powerchip Semiconductor Corp.                107,000             53,115
    Powertech Technology, Inc.                    73,000            294,147
    President Chain Store Corp.                   28,000             78,676
    Promos Technologies, Inc.                    114,000             34,932
    Quanta Computer, Inc.                         39,000             61,305
    Realtek Semiconductor Corp.                   11,950             54,193
    Shin Kong Financial Holding Co., Ltd.         63,804             59,239


                                       16
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                                                 SHARES            VALUE
                                               ---------       ------------
    Siliconware Precision Industries Co.         232,000       $    522,507
    SinoPac Financial Holdings Co., Ltd.         121,000             56,357
    Synnex Technology International Corp.         18,000             50,467
    Taishin Financial Holdings Co., Ltd.*         82,000             41,459
    Taiwan Cement Corp.                          303,000            495,793
    Taiwan Mobile Co., Ltd.                      328,000            446,245
    Taiwan Semiconductor Manufacturing Co.,
      Ltd.                                       548,000          1,067,958
    Taiwan Semiconductor Manufacturing Co.,
      Ltd., SP ADR                                 5,094             51,551
    Tripod Technology Corp.                       76,000            309,729
    TSRC Corp.                                   181,000            310,587
    U-Ming Marine Transport Corp.                 27,000             88,525
    Uni-President Enterprises Corp.              139,000            212,962
    Unimicron Technology Corp.                   149,000            272,569
    United Microelectronics Corp.                255,000            150,023
    United Microelectronics Corp. ADR*           133,500            479,265
    Wan Hai Lines, Ltd.                           78,000             59,991
    Wistron Corp.                                 24,000             43,389
    Yuanta Financial Holding Co., Ltd.*          123,000             75,379
    Yulon Motor Co., Ltd.*                        43,000             48,224
                                                               ------------
  TOTAL TAIWAN                                                   14,274,237
                                                               ------------
  THAILAND -- 0.4%
    Advanced Info Service PCL                     65,500            170,080
    Airports of Thailand PCL                      24,100             43,594
    Aromatics Thailand PCL                       110,100            243,863
    Bangkok Bank PCL                              60,900            206,109
    Bangkok Dusit Medical Service PCL             69,000             80,022
    Bangkok Expressway PCL                        50,500             36,687
    Bank of Ayudhya PCL                           92,000             73,815
    Banpu PCL                                      7,800             79,195
    Banpu PCL                                     27,500            280,817
    BEC World  PCL                                66,700             45,148
    Bumrungrad Hospital PCL                       54,000             70,503
    Calcomp Electronics Thailand PCL             211,500             44,120
    Central Pattana PCL                           44,600             36,109
    CH Karnchang PCL                             137,900             36,612
    Charoen Pokphand Foods PCL                   382,800             58,635
    CP Seven Eleven PCL                          203,400             67,058
    Delta Electronics Thai PCL                    52,900             32,411
    Electricity Generating PCL                    16,100             54,489
    Glow Energy PCL                              132,400            135,201
    Hana Microelectronics PCL                     89,700             64,380
    Italian-Thai Development PCL*                385,100             85,390
    Kasikornbank Public Co., Ltd.                 74,700            176,534
    Kenya Commercial Bank, Ltd.                  300,000            114,009
    Krung Thai Bank PCL*                         150,000             48,140
    Land and Houses PCL                          408,000             86,897
    Minor International PCL                      142,500             64,026
    Precious Shipping PCL                         45,400             49,672
    PTT Chemical PCL                              13,300             50,057


                                                 SHARES            VALUE
                                               ---------       ------------
    PTT Exploration and Production PCL            94,800       $    743,772
    Ratchaburi Electricity Generating Holding
      PCL                                         46,000             63,414
    Rayong Refinery PCL                           61,400             45,680
    Siam Cement PCL                               24,400            180,820
    Siam City Bank PCL                            63,100             32,586
    Siam City Cement PCL                           4,600             37,578
    Siam Commercial Bank PCL                      59,800            137,832
    Sino Thai Engineering & Construction PCL*    180,500             33,441
    Thai Airways International PCL                46,000             56,368
    Thai Beverage PCL                            344,000             61,367
    Thai Oil PCL                                 269,200            673,977
    Thai Petrochemical Industry PCL              293,100             59,005
    Thai Union Frozen Products PCL                48,300             34,102
    Thoresen Thai Agencies PCL                    36,800             62,273
    TMB Bank PCL*                                546,200             30,756
    Total Access Communication PCL*               26,800             35,912
    True Corp PCL*                               157,500             30,788
                                                               ------------
  TOTAL THAILAND                                                  4,853,244
                                                               ------------
  TURKEY -- 0.8%
    Adana Cimento                                  4,600             36,015
    Akbank TAS                                   100,865            768,810
    Akcansa Cimento AS                             4,900             37,552
    Aksigorta AS                                   5,700             39,433
    Alarko Holding AS                             11,800             34,022
    Anadolu Efes Biracilik Ve Malt Sanayii AS     23,599            246,352
    Anadolu Efes Biracilik ve Malt Sanayii
      AS, ADR*                                         4                  8
    Arcelik                                        6,200             50,340
    Aygaz AS                                       9,500             40,534
    Bim Birlesik Magazalar AS                        650             53,853
    Cimsa Cimento Sanayi Ve Tica                   4,400             37,912
    Dogan Sirketler Grubu Holding AS*            521,327          1,140,267
    Dogan Yayin Holding*                          12,000             51,201
    Dogus Otomotiv Servis ve Ticaret AS            6,500             43,890
    Eczacibasi Ilac Sanayi*                        6,500             28,003
    Enka Insaat ve Sanayi AS                      15,900            201,549
    Eregli Demir ve Celik Fabrikalari TAS         29,500            276,181
    Ford Otomotiv Sanayi AS                        4,000             42,419
    Haci Omer Sabinci Holding AS                  57,201            367,284
    Hurriyet Gazetecilik AS*                      10,700             33,864
    Ihlas Holding*                                53,700             48,495
    Is Gayrimenkul Yatirim Ortakligi AS*          18,400             31,556
    Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret AS*                                 43,100             49,278
    Koc Holding AS*                               32,600            171,508
    Migros Turk TAS                                4,500             78,293
    Petkim Petrokimya Holding*                     6,700             54,954
    Petrol Ofisi AS*                              14,784             73,492
    Sekerbank TAS*                                 4,200             16,911


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                                                 SHARES            VALUE
                                               ---------       ------------
    Tofas Turk Otomobil Fabrikasi AS               6,400       $     32,080
    Trakya Cam Sanayi AS                          10,300             38,572
    Tupras-Turkiye Petrol Rafine                  34,909            925,508
    Turk Hava Yollari Anonim Ortakligi*           51,137            398,250
    Turk Sise ve Cam Fabrikalari AS                7,400             36,785
    Turkcell Iletisim Hizmetleri AS              150,060          1,268,111
    Turkiye Garanti Bankasi AS                   199,692          1,530,365
    Turkiye Is Bankasi                           135,665            820,509
    Turkiye Sinai Kalkinma Bankasi AS*            19,300             34,219
    Turkiye Vakiflar Bankasi TAO                      --                 --
    Ulker Biskuvi Sanayi AS                        7,200             32,212
    Yapi ve Kredi Bankasi AS*                     29,900             95,621
    Yazicilar Holding AS                           3,800             27,863
                                                               ------------
  TOTAL TURKEY                                                    9,294,071
                                                               ------------
  UKRAINE -- 0.1%
    UKRNAFTA, ADR*                                   726            301,150
    UkrTelecom, GDR*                              75,799            717,685
                                                               ------------
  TOTAL UKRAINE                                                   1,018,835
                                                               ------------
  UNITED ARAB EMIRATES -- 0.1%
    Amlak Finance PJSC*                           50,900             44,089
    Dubai Investments                             80,700             96,939
    Dubai Islamic Bank PJSC                       51,700            132,656
    Emaar Properties PJSC                         99,400            289,705
    Tabreed*                                     209,800            138,867
    Union Properties PJSC*                        54,000             46,774
                                                               ------------
  TOTAL UNITED ARAB EMIRATES                                        749,030
                                                               ------------
  UNITED KINGDOM -- 13.8%
    3I Group PLC                                 404,568          8,252,604
    Aegis Group PLC                                7,533             19,266
    Alliance & Leicester PLC                      10,000            162,043
    AMEC PLC                                      14,972            226,988
    Amlin PLC                                     27,018            182,143
    Amvescap PLC                                  41,216            557,828
    Anglo American PLC                            42,462          2,857,384
    Antofagasta Holdings PLC                     492,614          7,685,125
    Ashtead Group PLC                             21,238             45,191
    Associated British Foods PLC                  19,503            319,424
    AstraZeneca PLC                               76,939          3,855,136
    Aviva PLC                                    158,362          2,384,697
    BAE Systems PLC                               18,980            191,641
    Barclays PLC                                  63,647          3,094,517
    Barclays PLC ADR                               9,812            329,683
    BHP Billiton PLC                             377,003         13,498,552
    BP PLC                                       114,104          1,324,863
    British Airways PLC*                          85,044            666,853
    BT Group PLC                                 641,918          4,032,016
    Burberry Group PLC                            33,636            452,141
    Carnival PLC                                  11,668            557,188
    Catlin Group, Ltd.                            18,008            168,655
    Centrica PLC                                 363,022          2,826,129
    Compass Group PLC                            279,271          1,725,588
    Cookson Group PLC                            111,468          1,740,120
    Daily Mail & General Trust                   181,578          2,340,497
    Diageo PLC                                    77,300          1,698,588
    Drax Group PLC                                47,629            594,437
    Enterprise Inns PLC                           29,580            358,281


                                                 SHARES            VALUE
                                               ---------       ------------
    Fiberweb PLC                                  49,572       $     59,840
    G4S PLC                                       76,515            316,229
    Galiform PLC*                                 26,995             60,755
    GKN PLC                                       11,870             85,972
    GlaxoSmithKline PLC                           80,777          2,143,542
    Go-Ahead Group PLC                             1,729             84,476
    Greene King PLC                                7,858            141,803
    HBOS PLC                                     154,000          2,881,435
    Home Finance Co.                              80,000             45,546
    Home Retail Group                            224,343          1,710,939
    HSBC Holdings PLC                             79,851          1,477,724
    HSBC Holdings PLC, ADR                        62,883          5,822,966
    IMI PLC                                       26,477            289,548
    Imperial Tobacco Group PLC                    29,750          1,364,059
    Inchcape PLC                                  37,957            326,948
    Intertek Group PLC                            13,359            258,838
    ITV PLC                                      212,910            446,938
    J Sainsbury PLC                               33,091            390,990
    Kazakhmys PLC                                 87,076          2,503,105
    Kingfisher PLC                               136,142            498,040
    Legal & General Group PLC                    391,919          1,071,290
    LogicaCMG PLC                                308,722            955,361
    Marks & Spencer Group PLC                    163,765          2,062,308
    Millennium & Copthorne Hotels PLC              7,687             75,492
    Mondi PLC                                     29,415            279,851
    Next Group PLC                               113,991          4,580,537
    Pearson PLC, ADR                              34,583            534,653
    Persimmon PLC                                 64,424          1,270,659
    Peter Hambro Mining PLC*                       8,131            205,953
    Prudential PLC                                80,234          1,233,649
    Punch Taverns PLC                             13,977            281,965
    Qinetiq PLC                                   34,203            122,638
    Rank Group PLC                                18,689             61,849
    Reckitt Benckiser PLC                         30,158          1,772,113
    Resolution PLC                                29,500            411,935
    Rio Tinto PLC                                 16,349          1,414,264
    Rio Tinto PLC, ADR                             1,056            362,630
    Rolls-Royce Group PLC*                        45,506            486,474
    Royal & Sun Alliance Insurance Group PLC     117,085            370,113
    Royal Bank of Scotland Group PLC           1,318,635         14,164,076
    Royal Dutch Shell PLC - Class B              104,281          4,292,769
    Royal Dutch Shell PLC, ADR                    66,576          5,465,890
    SABMiller PLC                                  6,080            173,160
    Schroders PLC                                  5,656            160,506
    Scottish & Newcastle PLC                      60,920            762,186
    Scottish & Southern Energy PLC                27,905            862,682
    Sibir Energy PLC                              45,731            484,668
    Smith & Nephew PLC                            97,308          1,189,572
    Stagecoach Group PLC                          53,216            247,429
    Tate & Lyle PLC                                8,964             73,820
    Taylor Wimpey PLC                             30,619            172,747
    Tesco PLC                                     99,692            895,935
    Tomkins PLC                                  597,929          2,780,084
    Tomkins PLC, ADR                              11,196            208,693
    Travis Perkins PLC                             2,696             85,167
    Trinity Mirror PLC                            19,787            166,794
    Unilever PLC                                 178,467          5,641,450
    Unilever PLC, ADR                             76,619          2,426,524
    Vodafone Group PLC                         1,275,890          4,607,468


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                                                 SHARES           VALUE
                                               ---------     --------------
    Vodafone Group PLC, ADR                      387,426     $   14,063,564
    William Hill PLC                              22,748            299,499
    Wm Morrison Supermarkets PLC                 124,596            719,519
    WPP Group PLC                                 25,927            351,168
    Xstrata PLC                                    8,351            554,273
                                                             --------------
  TOTAL UNITED KINGDOM                                          161,460,648
                                                             --------------
  TOTAL COMMON STOCK
    (Cost $945,100,878)                                       1,088,615,580
                                                             --------------
EXCHANGE-TRADED FUNDS -- 4.4%
    Hang Seng Investment Index Funds Series -
      H-Share                                     77,566          1,719,177
    Hang Seng Investment Index Funds Series II    26,300            929,009
    iShares MSCI Australia Index Fund             28,489            905,096
    iShares MSCI Brazil Index Fund                 5,986            440,270
    iShares MSCI Canada Index Fund                63,784          2,087,650
    iShares MSCI EAFE Index Fund                 213,896         17,665,671
    iShares MSCI Emerging Markets Index Fund       7,220          1,079,029
    iShares MSCI India Index Fund*               115,320            905,262
    Tracker Fund of Hong Kong                    205,495            730,904
    Vanguard Emerging Markets Fund               237,730         24,619,319
                                                             --------------
  TOTAL EXCHANGE-TRADED FUNDS
    (Cost $44,344,734)                                           51,081,387
                                                             --------------
PREFERRED STOCK -- 1.4%
  BRAZIL -- 0.9%
    Aes Tiete SA, 10.43%                         770,000             26,725
    Aracruz Celulose SA, 3.24%                     6,700             49,163
    Banco Bradesco SA, 0.66%                      13,300            389,567
    Banco Itau Holding Financeira SA, 1.78%        7,800            394,043
    Brasil Telecom Participacoes SA, 4.21%        29,700            441,692
    Brasil Telecom SA, 3.86%                       4,100             38,696
    Braskem SA, 1.00%                              3,300             30,930
    Centrais Eletricas Brasileiras SA, 4.98%      15,265            214,943
    Cia Brasileira de Distribuicao Grupo
      Pao de Acucar, 0.33%                         2,800             42,542
    Cia de Bebidas das Americas, 2.34%             6,000            438,625
    Cia Energetica de Minas Gerais, 6.77%          5,000            106,110
    Cia Energetica de Sao Paulo *                  2,000             36,803
    Cia Paranaense de Energia, 3.55%              25,200            402,540
    Cia Vale do Rio Doce, 1.23%                  146,292          4,178,061
    Duratex SA, 1.15%                             15,792            468,677
    Gerdau SA, 2.28%                              14,800            388,369
    Gol Linhas Aereas Inteligentes SA, 3.0435%     1,000             24,054
    Investimentos Itau SA, 2.55%                 183,869          1,268,927


                                                 SHARES           VALUE
                                               ---------     --------------
    Iochpe Maxion SA, 1.22%                        2,000     $       33,595
    Klabin SA, 4.49% *                             8,500             32,414
    Lojas Americanas SA, 0.68%                    10,000            100,273
    Marcopolo SA, 2.33%                            7,900             37,453
    Metalurgica Gerdau SA, 2.98%                   1,800             59,804
    NET Servicos de Comunicacao SA *               4,300             70,963
    Randon Participacoes SA, 1.19%                 5,000             48,554
    Sadia SA, 1.98%                               63,000            352,291
    Suzano Papel e Celulose SA, 1.41%              2,200             34,974
    Tam SA, 1.80%                                  1,300             35,461
    Tele Norte Leste Participacoes SA, 1.95%       4,700            106,410
    Telecomunicacoes de Sao Paulo SA, 8.73%          900             29,342
    Telemar Norte Leste SA *                       1,100             39,607
    Tim Participacoes SA, 2.43%                   15,300             62,268
    Ultrapar Participacoes SA, 1.29%                 900             34,871
    Usinas Siderurgicas de Minas Gerais SA,
      3.21%                                        5,700            398,067
    Vivo Participacoes SA, 0.18%                   9,100             44,234
    Votorantim Celulose e Papel SA, 2.60%          1,300             37,326
                                                             --------------
  TOTAL BRAZIL                                                   10,498,374
                                                             --------------
  CHILE -- 0.0%
    Embotelladora Andina SA, 6.39%                12,700             39,402
                                                             --------------
  TOTAL CHILE                                                        39,402
                                                             --------------
  CROATIA -- 0.0%
    Adris Grupa DD, 1.06%                          1,000            105,082
                                                             --------------
  TOTAL CROATIA                                                     105,082
                                                             --------------
  GERMANY -- 0.4%
    Porsche AG, 0.50%                              2,060          4,375,998
    ProSiebenSat.1 Media AG, 4.61%                 8,670            272,479
    Volkswagen AG, 1.03%                           1,169            160,859
                                                             --------------
  TOTAL GERMANY                                                   4,809,336
                                                             --------------
  RUSSIA -- 0.1%
    Sibacadembank OJSC, 2.00%                    149,055            288,421
    Silvinit, 3.63%                                  498            149,898
    Transneft, 0.47%                                  25             45,250
    Unified Energy System *                       56,000             59,080
                                                             --------------
  TOTAL RUSSIA                                                      542,649
                                                             --------------
  SOUTH AFRICA -- 0.0%
    Allied Electronics Corp., Ltd.                 9,900             64,809
                                                             --------------
  TOTAL SOUTH AFRICA                                                 64,809
                                                             --------------
  SOUTH KOREA -- 0.0%
    Samsung Electronics Co., Ltd., 1.30%             220            102,404
                                                             --------------
  TOTAL SOUTH KOREA                                                 102,404
                                                             --------------

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--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES           VALUE
                                               ---------     --------------
  THAILAND -- 0.0%
    Siam Commercial Bank PCL *                    16,600     $       38,019
                                                             --------------
  TOTAL THAILAND                                                     38,019
                                                             --------------
  TOTAL PREFERRED STOCK
    (Cost $12,962,638)                                           16,200,075
                                                             --------------
RIGHTS -- 0.1%
  AUSTRIA -- 0.0%
    Meinl European Land, Ltd.*                    21,808            310,970
                                                             --------------
  TOTAL AUSTRIA                                                     310,970
                                                             --------------
  BELGIUM -- 0.1%
    Fortis*                                       83,461            443,910
                                                             --------------
  TOTAL BELGIUM                                                     443,910
                                                             --------------
  GREECE -- 0.0%
    Alapis Holding Industrial and Commercial
      SA of Pharmaceutical Chemical & Organic*    97,258            305,105
                                                             --------------
  TOTAL GREECE                                                      305,105
                                                             --------------
  HONG KONG -- 0.0%
    China Overseas                                 2,500              2,055
                                                             --------------
  TOTAL HONG KONG                                                     2,055
                                                             --------------
  MALAYSIA -- 0.0%
    Malaysian Airline System*                      9,167              4,304
                                                             --------------
  TOTAL MALAYSIA                                                      4,304
                                                             --------------
  TOTAL RIGHTS
    (Cost $1,140,944)                                             1,066,344
                                                             --------------
WARRANTS -- 0.5%
    Citigroup Global Markets Holdings
      Warrants - Bank Exchange Fund               30,576            601,430
    Citigroup Global Markets Holdings
      Warrants - Canara Bank                      36,922            259,340
    CLSA Financial - CW10 ICICI Bank Ltd.          2,993             79,889
    Merrill Lynch Int'l & Co. - CW09
      Indiabulls Financial Services, Ltd.          4,800             71,926
    Merrill Lynch Int'l & Co. - CW09 Larsen &
      Toubro, Ltd.                                 3,600            254,103
    Merrill Lynch Int'l & Co. - CW09 NTPC, Ltd.   27,800            134,962
    Merrill Lynch Int'l & Co. - CW09 Oil &
      Natural Gas Corp., Ltd.                      6,100            146,639
    Merrill Lynch Int'l & Co. - CW09 Ranbaxy
      Laboratories, Ltd.                           8,900             97,024
    Merrill Lynch Int'l & Co. - CW09 Tata
      Consultancy Services, Ltd.                   3,100             82,212
    Merrill Lynch Int'l & Co. - CW10 Aditya
      Birla Nuvo, Ltd.                             1,600             61,055


                                                 SHARES           VALUE
                                               ---------     --------------
    Merrill Lynch Int'l & Co. - CW10 Ambuja
      Cements, Ltd.                               26,400     $       95,271
    Merrill Lynch Int'l & Co. - CW10 Bharat
      Heavy Electricals, Ltd.                      2,700            137,736
    Merrill Lynch Int'l & Co. - CW10 HDFC
      Bank, Ltd. ADR                               5,000            180,570
    Merrill Lynch Int'l & Co. - CW10 Hindustan
      Unilever, Ltd.                              28,500            156,885
    Merrill Lynch Int'l & Co. - CW10 Hindustan
      Zinc, Ltd.                                   4,000             81,566
    Merrill Lynch Int'l & Co. - CW10 Indian
      Hotels Co., Ltd.                            17,100             59,285
    Merrill Lynch Int'l & Co. - CW10
      Infrastructure Development Finance Co.,
      Ltd.                                        25,900             91,679
    Merrill Lynch Int'l & Co. - CW10
      Jaiprakash Associates, Ltd.                  2,800             76,729
    Merrill Lynch Int'l & Co. - CW10 Sun
      Pharmaceutical Industries, Ltd.              2,400             58,152
    Merrill Lynch Int'l & Co. - CW10 Suzlon
      Energy, Ltd.                                 2,100             76,242
    Merrill Lynch Int'l & Co. - CW10 Unitech,
      Ltd.                                        10,200             78,687
    Merrill Lynch Int'l & Co. - CW11 ACC, Ltd.     2,900             86,962
    Merrill Lynch Int'l & Co. - CW11 Bharti
      Airtel, Ltd.                                48,634          1,148,738
    Merrill Lynch Int'l & Co. - CW11 Cipla,
      Ltd./India                                  17,100             78,274
    Merrill Lynch Int'l & Co. - CW11 Grasim
      Industries, Ltd.                             1,400            123,441
    Merrill Lynch Int'l & Co. - CW11 Mahindra
      & Mahindra, Ltd.                             5,900            111,293
    Merrill Lynch Int'l & Co. - CW11 Maruti
      Suzuki India, Ltd.                           3,700             92,812
    Merrill Lynch Int'l & Co. - CW11 Reliance
      Capital, Ltd.                                3,100            123,269
    Merrill Lynch Int'l & Co. - CW11 Reliance
      Communications, Ltd.                        18,300            268,960
    Merrill Lynch Int'l & Co. - CW11 Siemens
      India, Ltd.                                  1,900             64,466
    Merrill Lynch Int'l & Co. - CW11 Sterlite
      Industries India, Ltd.                       3,300             61,979
    Merrill Lynch Int'l & Co. - CW11 Tata
      Steel, Ltd.                                  8,000            170,721
    Merrill Lynch Int'l & Co. - CW11 United
      Spirits, Ltd.                                2,200             96,381
    Merrill Lynch Int'l & Co. - CW11 Zee
      Entertainment Enterprises, Ltd.              8,100             69,611

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--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES           VALUE
                                               ---------     --------------
    Merrill Lynch Int'l & Co. - CW12
      Idea Cellular, Ltd.                         37,200     $      116,835
    Merrill Lynch Int'l & Co. - CW12
      Kotak Mahindra Bank, Ltd.                    4,200             97,144
    Merrill Lynch Int'l & Co. -CW11
      Dr. Reddy's Laboratories, Ltd.               4,500             73,292
    Reliance Petroleum, Ltd.*                     23,100             88,985
                                                             --------------
  TOTAL WARRANTS
    (Cost $4,650,356)                                             5,754,545
                                                             --------------
SHORT-TERM INVESTMENTS -- 0.6%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series         3,215,380          3,215,380
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series         3,215,379          3,215,379
    PNC Money Market Account                     622,073            622,073
                                                             --------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $7,052,832)                                             7,052,832
                                                             --------------
  TOTAL INVESTMENTS -- 100.0%
    (Cost $1,015,252,382)+                                   $1,169,770,763
                                                             ==============


*   Non-income producing security.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.
+ The cost for Federal income tax purposes is $1,017,527,210. At September, 30 2007 net unrealized appreciation was $152,273,553. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $178,592,369, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $26,318,816.

 ADR -- American Depository Receipt
 GDR -- Global Depository Receipt
 PLC -- Public Limited Company

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Real Asset Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------         ----------
COMMON STOCK -- 2.9%
  CONSUMER DISCRETIONARY -- 1.0%
    Gaylord Entertainment Co. - Class A*          14,700      $     782,334
    Hilton Hotels Corp.                           56,400          2,622,036
    Magna Entertainment Corp. - Class A*           9,300             21,111
    Morgans Hotel Group Co.*                      57,800          1,257,150
    Starwood Hotels & Resorts Worldwide, Inc.     27,500          1,670,625
                                                              -------------
  TOTAL CONSUMER DISCRETIONARY                                    6,353,256
                                                              -------------
  FINANCIALS -- 1.4%
    Colonial Properties Trust                     36,000          1,234,800
    Digital Realty Trust, Inc.                    11,300            445,107
    HRPT Properties Trust                         85,000            840,650
    Maguire Properties, Inc.                      44,200          1,141,686
    MI Developments, Inc. - Class A               34,400          1,138,984
    UDR, Inc.                                     87,000          2,115,840
    Weingarten Realty, Inc.                       35,400          1,467,684
                                                              -------------
  TOTAL FINANCIALS                                                8,384,751
                                                              -------------
  INDUSTRIAL/OFFICE -- 0.5%
    Brookfield Properties Corp.                  127,550          3,175,995
                                                              -------------
  TOTAL INDUSTRIAL/OFFICE                                         3,175,995
                                                              -------------
  TOTAL COMMON STOCK
    (Cost $17,208,383)                                           17,914,002
                                                              -------------
REAL ESTATE INVESTMENT TRUSTS -- 15.7%
  DIVERSIFIED/OTHER -- 1.3%
    iStar Financial, Inc.                         54,439          1,850,382
    Plum Creek Timber Co., Inc.                   25,000          1,119,000
    Vornado Realty Trust                          31,500          3,444,525
    Washington Real Estate Investment Trust       39,600          1,313,928
                                                              -------------
  TOTAL DIVERSIFIED/OTHER                                         7,727,835
                                                              -------------
  HEALTH CARE -- 1.1%
    BioMed Realty Trust, Inc.                     88,500          2,132,850
    Health Care Property Investors, Inc.          12,200            404,674
    Healthcare Realty Trust, Inc.                 80,600          2,148,796
    Nationwide Health Properties, Inc.            51,100          1,539,643
    Omega Healthcare Investors, Inc.              43,500            675,555
                                                              -------------
  TOTAL HEALTH CARE                                               6,901,518
                                                              -------------
  INDUSTRIAL/OFFICE -- 4.0%
    Alled Properties Real Estate Investment
      Trust(1)                                    52,600          1,167,126
    AMB Property Corp.                            30,400          1,818,224
    Boston Properties, Inc.                       41,800          4,343,020
    Brandywine Realty Trust                       46,500          1,176,915
    Corporate Office Properties Trust             18,100            753,503
    DCT Industrial Trust, Inc.                   151,500          1,586,205
    Duke Realty Corp.                             42,900          1,450,449
    First Potomac Realty Trust                    28,800            627,840
    Highwoods Properties, Inc.                    22,400            821,408
    Kilroy Realty Corp.                           17,600          1,067,088
    Liberty Property Trust                        92,600          3,723,446
    Mack-Cali Realty Corp.                        36,700          1,508,370
    Mission West Properties, Inc.                109,400          1,329,210
    ProLogis                                      37,500          2,488,125


                                               PRINCIPAL
                                                 AMOUNT/           MARKET
                                                 SHARES            VALUE
                                               ---------         ----------
    PS Business Parks, Inc.                       12,000      $     682,200
                                                              -------------
  TOTAL INDUSTRIAL/OFFICE                                        24,543,129
                                                              -------------
  LODGING/RESORTS -- 0.6%
    Ashford Hospitality Trust, Inc.               44,000            442,200
    Hospitality Properties Trust                   7,800            317,070
    Host Hotels & Resorts, Inc.                  120,300          2,699,532
                                                              -------------
  TOTAL LODGING/RESORTS                                           3,458,802
                                                              -------------
  RESIDENTIAL -- 3.1%
    American Campus Communities, Inc.             39,900          1,168,671
    Apartment Investment & Management Co. -
      Class A                                     50,100          2,261,013
    Archstone-Smith Trust*                        37,800          2,273,292
    AvalonBay Communities, Inc.                   23,300          2,750,798
    Camden Property Trust                         53,100          3,411,675
    Canadian Apartments(1)                        48,600            933,253
    Equity Residential                            87,000          3,685,320
    Home Properties, Inc.                          4,500            234,810
    Post Properties, Inc.                         32,000          1,238,400
    Sun Communities, Inc.                         37,700          1,134,016
                                                              -------------
  TOTAL RESIDENTIAL                                              19,091,248
                                                              -------------
  RETAIL -- 5.0%
    Acadia Realty Trust                           32,600            884,438
    Cedar Shopping Centers, Inc.                  29,800            405,876
    Developers Diversified Realty Corp.           49,300          2,754,391
    Federal Realty Investment Trust               23,800          2,108,680
    General Growth Properties, Inc.               25,900          1,388,758
    Kimco Realty Corp.                            25,100          1,134,771
    Kite Realty Group Trust                       86,700          1,629,960
    Pennsylvania Real Estate Investment Trust     35,700          1,390,158
    Primaris Retail  Real Estate Investment
      Trust(1)                                    64,700          1,204,689
    Ramco-Gershenson Properties Trust             43,900          1,371,436
    Realty Income Corp.                           17,500            489,125
    Regency Centers Corp.                         29,500          2,264,125
    Simon Property Group, Inc.                    65,500          6,550,000
    Tanger Factory Outlet Centers, Inc.           30,800          1,250,172
    Taubman Centers, Inc.                         46,700          2,556,825
    The Macerich Co.                              27,500          2,408,450
    Urstadt Biddle Properties, Inc. - Class A     39,600            612,612
                                                              -------------
  TOTAL RETAIL                                                   30,404,466
                                                              -------------
  SELF STORAGE -- 0.6%
    Extra Space Storage, Inc.                     43,500            669,465
    Public Storage, Inc.                          37,200          2,925,780
                                                              -------------
  TOTAL SELF STORAGE                                              3,595,245
                                                              -------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS
    (Cost $84,208,149)                                           95,722,243
                                                              -------------

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--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                              PRINCIPAL
                                                AMOUNT/           MARKET
                                                SHARES            VALUE
                                             -----------      -------------
STRUCTURED NOTE -- 4.3%

    Deutsche Bank AG, London Branch,
      Structured Note Linked to the DB
      Liquid Commodity Index, 5.24%,
      08/04/08*
      (Cost $22,000,000) (2)                 $22,000,000      $  26,125,000
                                                              -------------

CERTIFICATES OF DEPOSIT -- 0.2%

    Barclays Bank, 5.35%, 03/20/08
      (Cost $1,000,000)                        1,000,000          1,000,773
                                                              -------------

U.S. AGENCY OBLIGATIONS -- 0.6%

    Federal Home Loan Banks Notes,
      4.68%, 01/30/08                          1,500,000          1,477,767
    Federal National Mortgage Association,
      4.61%, 03/12/08                          1,000,000            980,168
    Federal National Mortgage Association,
      4.61%, 03/12/08                          1,000,000            980,168
                                                              -------------
  TOTAL U.S. AGENCY OBLIGATIONS
    (Cost $3,433,731)                                             3,438,103
                                                              -------------

COMMERCIAL PAPER -- 2.5%

    Beethoven Funding Corp.                    4,000,000          3,998,651
    Bryany Park Funding, 5.20%, 10/22/07         500,000            498,339
    CGD NA Finance, 5.11%, 01/04/2008          2,000,000          1,972,163
    Gemini Securitization Corp., 5.22%,
      11/26/07                                 1,000,000            991,590
    General Electric Capital, 5.00%,
      10/10/07                                 1,000,000            998,472
    Govco LLC ABCP, 5.40%, 10/15/07            1,000,000            997,600
    Park Avenue Rec. Corp., 6.25%, 10/11/07    1,000,000            997,917
    Prudential, 5.27%, 10/01/07                1,000,000            999,707
    UBS Finance, 5.29%, 03/13/08               1,000,000            976,745
    Variable Funding Capital, 5.12%,
      10/17/07                                 1,700,000          1,695,648
    Windmill Funding Corp., 6.2%, 10/15/07     1,000,000            997,244
                                                              -------------

  TOTAL COMMERCIAL PAPER
    (Cost $15,123,216)                                           15,124,076
                                                              -------------

EXCHANGE-TRADED FUNDS -- 9.7%
    iShares Cohen & Steers Realty Majors
      Index Fund                                  67,017          6,247,995
    iShares Dow Jones U.S. Real Estate
      Index Fund                                  17,400          1,330,578
    iShares Lehman U.S. Treasury Inflation
      Protected Securities Index Fund            190,917         19,496,444


                                              PRINCIPAL
                                                AMOUNT/           MARKET
                                                SHARES            VALUE
                                             -----------      -------------

    PowerShares DB Commodity Index
      Tracking Fund*                           1,148,459      $  32,283,182
                                                              -------------
  TOTAL EXCHANGE-TRADED FUNDS
    (Cost $53,313,570)                                           59,358,199
                                                              -------------
EXCHANGE-TRADED FUNDS -- 3.9%
    iPATH Dow Jones-AIG Commodity Index
      Total Return Note*
      (Cost $20,969,733)                         446,074         23,958,634
                                                              -------------
INVESTMENT COMPANIES -- 5.0%
    PIMCO Commodity RealReturn Strategy
      Fund - Institutional Shares
      (Cost $28,538,194)                       2,022,807         30,807,345
                                                              -------------
U.S. TREASURY OBLIGATIONS -- 50.1%
      U.S. Treasury Bill, --%,
      02/21/08                               $   500,000            492,294
      U.S. Treasury
      Inflation Indexed Notes, 0.88%,
      04/15/10                                14,332,000         15,235,513
      U.S. Treasury Inflation Indexed
      Notes, 3.50%, 01/15/11                  30,379,000         37,943,828
      U.S. Treasury Inflation Indexed
      Notes, 3.00%, 07/15/12                  27,709,000         33,410,848
      U.S. Treasury Inflation Indexed
      Notes, 1.88%, 07/15/13                  34,155,000         38,119,841
      U.S. Treasury Inflation Indexed
      Notes, 2.00%, 01/15/14                  21,967,000         24,408,508
      U.S. Treasury Inflation Indexed
      Notes, 2.00%, 07/15/14                  22,405,000         24,424,670
      U.S. Treasury Inflation Indexed
      Notes, 1.63%, 01/15/15                  33,691,000         35,163,105
      U.S. Treasury Inflation Indexed
      Notes, 2.63%, 07/15/17                   8,630,000          8,940,652
      U.S. Treasury Inflation Indexed
      Notes, 2.38%, 01/15/25                  13,893,000         15,488,412
      U.S. Treasury Inflation Indexed
      Notes, 2.00%, 01/15/26                  18,618,000         18,660,487
      U.S. Treasury Inflation Indexed
      Notes, 3.63%, 04/15/28                  16,860,000         26,450,359
      U.S. Treasury Inflation Indexed
      Notes, 3.88%, 04/15/29                  16,838,000         27,092,881
                                                              -------------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $293,119,438)                                         305,831,398
                                                              -------------
SHORT-TERM INVESTMENTS -- 5.1%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series         5,563,183          5,563,183

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Real Asset Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                               SHARES            VALUE
                                             -----------      -------------

    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series         5,563,184      $   5,563,184
    PNC Money Market Account                  19,949,945         19,949,945
                                                              -------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $31,076,312)                                           31,076,312
                                                              -------------
TOTAL INVESTMENTS -- 100.0%
    (Cost $569,990,726)+                                      $ 610,356,085
                                                              =============


*   Non-income producing security.
+ The cost for Federal income tax purposes is $572,157,112. At September 30, 2007, net unrealized appreciation was $38,198,973. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $44,032,888, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $5,5833,915.
(1) Foreign-denominated security; Canadian
(2) Structured note is leveraged, providing an exposure to the Deutsche Bank Liquid Commodity Index - Optimum Yield Excess Return (the "Index") of three times the principal amount. The notational principal exposure to the Index return as of September 30, 2007 was $66,000,000.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS / Aggressive Asset Allocation Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        -----------

 AFFILIATED INVESTMENT COMPANIES++ -- 100.0%
    Wilmington Multi-Manager
      International Fund                       1,912,456        $22,968,597
    Wilmington Multi-Manager
      Large-Cap Fund                           1,643,043         24,037,713
    Wilmington Multi-Manager
      Mid-Cap Fund                                90,900          1,229,873
    Wilmington Multi-Manager
      Real Asset Fund                            773,509         12,329,729
    Wilmington Multi-Manager
      Small-Cap Fund                              88,828          1,223,167
    Wilmington Prime Money
      Market Fund                                    200                200
                                                                -----------

  TOTAL AFFILIATED INVESTMENT COMPANIES
    (Cost $52,540,841)                                           61,789,279
                                                                -----------

  TOTAL INVESTMENTS -- 100.0%
    (Cost $52,540,841)+                                         $61,789,279
                                                                ===========


++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+ The cost for Federal income tax purposes is $52,745,420. At September 30, 2007 net unrealized appreciation was $9,043,859. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,043,859.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS / Moderate Asset Allocation Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        -----------

AFFILIATED INVESTMENT COMPANIES++ -- 100.0%
  Wilmington Multi-Manager
    International Fund                           647,629        $ 7,778,023
  Wilmington Multi-Manager
    Large-Cap Fund                               628,378          9,193,172
  Wilmington Multi-Manager
    Mid-Cap Fund                                  54,228            733,698
  Wilmington Multi-Manager
    Real Asset Fund                              346,103          5,516,877
  Wilmington Multi-Manager
    Small-Cap Fund                                52,986            729,613
  Wilmington Prime Money Market Fund                  81                 81
  Wilmington Short/Intermediate-Term
    Bond Fund                                  1,293,052         12,943,446
                                                                -----------
  TOTAL AFFILIATED INVESTMENT COMPANIES
    (Cost $32,109,661)                                           36,894,910
                                                                -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $32,109,661)+                                           $36,894,910
                                                                ===========


++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+ The cost for Federal income tax purposes is $32,299,538. September 30, 2007 net unrealized appreciation was $4,595,372. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,595,372.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS / Conservative Asset Allocation Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        ------------

AFFILIATED INVESTMENT COMPANIES++ -- 100.0%
  Wilmington Multi-Manager
    International Fund                           124,834        $ 1,499,257
  Wilmington Multi-Manager
    Large-Cap Fund                               156,506          2,289,678
  Wilmington Multi-Manager
    Real Asset Fund                               71,835          1,145,053
  Wilmington Multi-Manager
    Small-Cap Fund                                16,492            227,102
  Wilmington Short/Intermediate-Term
    Bond Fund                                    632,673          6,333,055
                                                                -----------
  TOTAL AFFILIATED INVESTMENT COMPANIES
    (Cost $11,038,936)                                           11,494,145
                                                                -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $11,038,936)+                                           $11,494,145
                                                                ===========


++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+ The cost for Federal income tax purposes is $11,064,667 At September 30, 2007 net unrealized appreciation was $429,578. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $429,578.

WILMINGTON FUNDS -- ETF ALLOCATION FUNDS / ETF Allocation Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        ------------

EXCHANGE-TRADED FUNDS -- 100.0%
  iShares MSCI EAFE Index Fund                   138,014        $11,398,576
  iShares MSCI Emerging Markets Index Fund        44,110          6,592,239
  iShares Russell 1000 Growth Index Fund         436,109         26,921,009
  Vanguard Emerging Markets Fund                   1,934            200,285
                                                                -----------
  TOTAL EXCHANGE-TRADED FUNDS
    (Cost $39,504,229)                                           45,112,109
                                                                -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $39,504,229)+                                           $45,112,109
                                                                ===========


+ The cost for Federal income tax purposes is $39,539,148. At September 30, 2007 net unrealized appreciation was $5,572,961. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,572,961.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        -----------
COMMON STOCK -- 99.9%
  CONSUMER DISCRETIONARY -- 8.2%
    AUTO COMPONENTS -- 0.3%
      Autoliv, Inc.                                  380        $    22,705
      BorgWarner, Inc.                               110             10,068
      Gentex Corp.                                    70              1,501
      Johnson Controls, Inc.                         180             21,260
      The Goodyear Tire & Rubber Co.*                 40              1,216
      TRW Automotive Holdings Corp.*                 300              9,504
                                                                -----------
                                                                     66,254
                                                                -----------
    AUTOMOBILES -- 0.9%
      Ford Motor Co.*                             19,740            167,593
      General Motors Corp.                         1,460             53,582
      Harley-Davidson, Inc.                          400             18,484
      Thor Industries, Inc.                           90              4,049
                                                                -----------
                                                                    243,708
                                                                -----------
    DISTRIBUTORS -- 0.1%
      Genuine Parts Co.                              400             20,000
                                                                -----------
    DIVERSIFIED CONSUMER SERVICES -- 0.1%
      Apollo Group, Inc. - Class A*                   80              4,812
      Career Education Corp.*                         50              1,400
      H&R Block, Inc.                                490             10,378
      Service Corp. International                    410              5,289
      Weight Watchers International, Inc.            100              5,756
                                                                -----------
                                                                     27,635
                                                                -----------
    HOTELS, RESTAURANTS & LEISURE -- 1.1%
      Boyd Gaming Corp.                               20                857
      Brinker International, Inc.                     50              1,372
      Carnival Corp.                                 870             42,134
      Choice Hotels International, Inc.               20                753
      Darden Restaurants, Inc.                       140              5,860
      International Game Technology                  360             15,516
      International Speedway Corp. - Class A          40              1,834
      Las Vegas Sands Corp.*                          10              1,334
      Marriott International, Inc. - Class A         170              7,390
      McDonald's Corp.                             1,600             87,152
      MGM MIRAGE*                                     90              8,050
      Panera Bread Co. - Class A*                     80              3,264
      Royal Caribbean Cruises, Ltd.                  180              7,026
      Scientific Games Corp.*                         20                752
      Starbucks Corp.*                               370              9,694
      Starwood Hotels & Resorts Worldwide, Inc.      230             13,973
      The Cheesecake Factory, Inc.*                  130              3,051
      Wendy's International, Inc.                    600             20,946
      Wyndham Worldwide Corp.                        510             16,708
      Wynn Resorts Ltd.                               70             11,029
      Yum! Brands, Inc.                              700             23,681
                                                                -----------
                                                                    282,376
                                                                -----------
    HOUSEHOLD DURABLES -- 0.6%
      Beazer Homes USA, Inc.                          70                578
      Black & Decker Corp.                           170             14,161
      Centex Corp.                                   190              5,048
      D.R. Horton, Inc.                              640              8,198
      Fortune Brands, Inc.                           280             22,817
      Garmin Ltd.                                    180             21,492


                                                 SHARES            VALUE
                                               ---------        -----------
      Jarden Corp.*                                   20        $       619
      KB Home Co.                                    250              6,265
      Leggett & Platt, Inc.                          330              6,323
      Lennar Corp. - Class A                         430              9,739
      M.D.C. Holdings, Inc.                           30              1,228
      Mohawk Industries, Inc.*                       120              9,756
      Newell Rubbermaid, Inc.                        710             20,462
      NVR, Inc.*                                      30             14,107
      Pulte Corp.                                    270              3,675
      Ryland Group, Inc.                             150              3,215
      Snap-On, Inc.                                   20                991
      Standard Pacific Corp.*                         40                220
      The Stanley Works                              150              8,419
      Toll Brothers, Inc.*                           110              2,199
      Whirlpool Corp.                                 90              8,019
                                                                -----------
                                                                    167,531
                                                                -----------
    INTERNET & CATALOG RETAIL -- 0.2%
      Amazon.com, Inc.*                              150             13,972
      Expedia, Inc.*                                 274              8,735
      IAC/Interactive Corp.*                         620             18,395
      Nutri System, Inc.*                             50              2,345
                                                                -----------
                                                                     43,447
                                                                -----------
    LEISURE EQUIPMENT & PRODUCTS -- 0.2%
      Brunswick Corp.                                 80              1,829
      Eastman Kodak Co.                            1,010             27,028
      Hasbro, Inc.                                   230              6,412
      Mattel, Inc.                                   640             15,014
      Pool Corp.                                      20                500
                                                                -----------
                                                                     50,783
                                                                -----------
    MEDIA -- 2.6%
      CBS Corp. - Class B                          1,900             59,850
      Citadel Broadcasting Corp.                     181                753
      Clear Channel Communications, Inc.              50              1,872
      Comcast Corp. - Class A*                     1,115             26,961
      Discovery Holding Co. - Class A*               610             17,599
      DreamWorks Animation - Class A*                 30              1,003
      EchoStar Communications Corp. - Class A*       380             17,788
      Gannett Co., Inc.                              850             37,145
      Getty Images, Inc.*                            110              3,062
      Harte-Hanks, Inc.                               30                590
      Hearst-Argyle Television, Inc.                 290              7,528
      Idearc, Inc.                                   140              4,406
      John Wiley & Sons, Inc. - Class A              280             12,580
      Lamar Advertising Co. Class A*                  40              1,959
      Liberty Global, Inc.*                           50              2,051
      Meredith Corp.*                                100              5,730
      News Corp. - Class A                         3,140             69,049
      Omnicom Group, Inc.                            480             23,083
      R.H. Donnelley Corp.*                           90              5,042
      Regal Entertainment Group - Class A          1,910             41,925
      The DIRECTV Group, Inc.*                       240              5,827
      The E.W. Scripps Co. Class A                   200              8,400
      The Interpublic Group of Cos., Inc.*           120              1,246
      The McClatchy Co. - Class A                    180              3,596
      The McGraw-Hill Cos., Inc.                     600             30,546

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        -----------
      The New York Times Co. Class A                 320        $     6,323
      The Walt Disney Co.                          2,790             95,948
      Time Warner Cable, Inc.*                       270              8,856
      Time Warner, Inc.                            4,980             91,433
      Viacom, Inc. - Class B*                      1,930             75,212
      Virgin Media, Inc.                              20                485
                                                                -----------
                                                                    667,848
                                                                -----------
    MULTILINE RETAIL -- 0.4%
      Big Lots, Inc.*                                 20                597
      Dillard's, Inc. - Class A                       30                655
      Dollar Tree Stores, Inc.*                       20                811
      Family Dollar Stores, Inc.                     270              7,171
      J.C. Penney Co., Inc.                          130              8,238
      Kohl's Corp.*                                  210             12,039
      Macy's, Inc.                                   390             12,605
      Nordstrom, Inc.                                160              7,502
      Sears Holdings Corp.*                           80             10,176
      Target Corp.                                   490             31,149
                                                                -----------
                                                                     90,943
                                                                -----------
    SPECIALTY RETAIL -- 1.4%
      Abercrombie & Fitch Co.                         80              6,456
      Advance Auto Parts, Inc.                        50              1,678
      American Eagle Outfitters, Inc.                250              6,578
      AnnTaylor Stores Corp.*                        190              6,017
      AutoNation, Inc.*                              250              4,430
      AutoZone, Inc.*                                 80              9,291
      Barnes & Noble, Inc.                            10                353
      Bed Bath & Beyond, Inc.*                       210              7,165
      Best Buy Co., Inc.                             520             23,930
      Carmax, Inc.*                                   40                813
      Chico's FAS, Inc.*                              50                703
      Circuit City Stores, Inc.                      210              1,661
      Coldwater Creek, Inc.*                          60                652
      Dick's Sporting Goods, Inc.*                    10                672
      Foot Locker, Inc.                               40                613
      GameStop Corp. - Class A*                       20              1,127
      Limited Brands, Inc.                           650             14,878
      Lowe's Cos., Inc.                              740             20,735
      O'Reilly Automotive, Inc.*                      10                334
      Office Depot, Inc.*                            430              8,867
      OfficeMax, Inc.                                 30              1,028
      Penske Auto Group, Inc.                      2,310             46,754
      PetSmart, Inc.                                  10                319
      RadioShack Corp.                               370              7,644
      Ross Stores, Inc.                               50              1,282
      Sally Beauty Holdings, Inc.*                   250              2,113
      Staples, Inc.                                  880             18,911
      The Gap, Inc.                                1,150             21,206
      The Home Depot, Inc.                         3,010             97,644
      The Sherwin-Williams Co.                       230             15,113
      The TJX Cos., Inc.                             710             20,640
      Tiffany & Co.                                   20              1,047
      Tractor Supply Co.*                             10                461
      TravelCenters of America LLC*                   18                587
      Urban Outfitters, Inc.*                         20                436
      Williams-Sonoma, Inc.                           20                652
                                                                -----------
                                                                    352,790
                                                                -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
      Coach, Inc.*                                   220             10,400
      Jones Apparel Group, Inc.                      480             10,142
      Liz Claiborne, Inc.                            180              6,179


                                                 SHARES            VALUE
                                               ---------        -----------
      Nike, Inc. - Class B                           660        $    38,716
      Polo Ralph Lauren Corp. - Class A               80              6,220
      V.F. Corp.                                     180             14,535
                                                                -----------
                                                                     86,192
                                                                -----------
  TOTAL CONSUMER DISCRETIONARY                                    2,099,507
                                                                -----------
  CONSUMER STAPLES -- 10.0%
    BEVERAGES -- 2.2%
      Anheuser-Busch Cos., Inc.                    1,370             68,486
      Brown-Forman Corp. - Class B                   180             13,484
      Coca-Cola Enterprises, Inc.                    570             13,805
      Constellation Brands, Inc.*                    210              5,084
      Hansen Natural Corp.*                           10                567
      Molson Coors Brewing Co. - Class B              70              6,977
      Pepsi Bottling Group, Inc.                     240              8,921
      PepsiAmericas, Inc.                            770             24,979
      PepsiCo, Inc.                                2,280            167,033
      The Coca-Cola Co.                            4,190            240,799
                                                                -----------
                                                                    550,135
                                                                -----------
    FOOD & STAPLES RETAILING -- 1.4%
      BJ's Wholesale Club, Inc.*                      20                663
      Costco Wholesale Corp.                         370             22,707
      CVS Corp.                                      310             12,285
      Rite Aid Corp.*                                660              3,049
      Safeway, Inc.                                  500             16,555
      SUPERVALU, Inc.                                200              7,802
      Sysco Corp.                                    950             33,811
      The Kroger Co.                                 350              9,982
      Wal-Mart Stores, Inc.                        4,560            199,044
      Walgreen Co.                                   800             37,792
      Whole Foods Market, Inc.                       190              9,303
                                                                -----------
                                                                    352,993
                                                                -----------
     FOOD PRODUCTS -- 1.9%
      Archer Daniels Midland Co.                     460             15,217
      Bunge, Ltd.                                     60              6,447
      Campbell Soup Co.                              810             29,970
      ConAgra Foods, Inc.                          1,380             36,060
      Corn Products International, Inc.               20                917
      Dean Foods Co.                                 190              4,860
      Del Monte Foods Co.                            330              3,465
      General Mills, Inc.                            680             39,447
      H.J. Heinz Co.                                 780             36,036
      Hormel Foods Corp.                              80              2,862
      Kellogg Co.                                  1,010             56,560
      Kraft Foods, Inc. Class A                    4,102            141,560
      McCormick & Co., Inc.                          250              8,993
      Sara Lee Corp.                               2,390             39,889
      Smithfield Foods, Inc.*                         60              1,890
      The Hershey Foods Corp.                        380             17,636
      The J.M. Smucker Co.                            20              1,068
      Tyson Foods, Inc. - Class A                    460              8,211
      Wm. Wrigley Jr. Co.                            570             36,611
                                                                -----------
                                                                    487,699
                                                                -----------
    HOUSEHOLD PRODUCTS -- 2.1%
      Church & Dwight Co., Inc.                       10                470
      Colgate-Palmolive Co.                          860             61,335
      Energizer Holdings, Inc.*                       80              8,868
      Kimberly-Clark Corp.                         1,010             70,963
      Procter & Gamble Co.                         5,300            372,802

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        -----------
      The Clorox Co.                                 460        $    28,056
                                                                -----------
                                                                    542,494
                                                                -----------
    PERSONAL PRODUCTS -- 0.2%
      Alberto-Culver Co.                             480             11,899
      Avon Products, Inc.                            630             23,644
      Estee Lauder Cos., Inc. - Class A              200              8,492
      NBTY, Inc.*                                    110              4,466
                                                                -----------
                                                                     48,501
                                                                -----------
    TOBACCO -- 2.2%
      Altria Group, Inc.                           7,110            494,358
      Loews Corp. - Carolina Group.                  400             32,892
      Reynolds American, Inc.                        480             30,523
      UST, Inc.                                      340             16,864
                                                                -----------
                                                                    574,637
                                                                -----------
  TOTAL CONSUMER STAPLES                                          2,556,459
                                                                -----------
  ENERGY -- 9.7%
    ENERGY EQUIPMENT & SERVICES -- 1.0%
      Baker Hughes, Inc.                             300             27,111
      BJ Services Co.                                280              7,434
      Cameron International Corp.*                    40              3,692
      Diamond Offshore Drilling, Inc.                120             13,595
      Dresser-Rand Group, Inc.*                      400             17,084
      ENSCO International, Inc.                       30              1,683
      FMC Technologies, Inc.*                         20              1,153
      Global Industries, Ltd.*                        50              1,288
      Grant Prideco, Inc.*                            20              1,090
      Halliburton Co.                                670             25,728
      Helmerich & Payne, Inc.                         20                657
      Hercules Offshore, Inc.*                       763             19,922
      Nabors Industries, Ltd.*                       360             11,077
      National Oilwell Varco, Inc.*                   80             11,560
      Noble Corp.                                    100              4,905
      Oceaneering International, Inc.*                20              1,516
      Patterson-UTI Energy, Inc.                      50              1,129
      Pride International, Inc.*                      20                731
      Rowan Cos., Inc.                                30              1,097
      Schlumberger, Ltd.                             640             67,200
      SEACOR Holdings, Inc.*                          20              1,902
      Smith International, Inc.                       50              3,570
      Superior Energy Services, Inc.*                 30              1,063
      TETRA Technologies, Inc.*                       10                211
      Tidewater, Inc.                                 30              1,885
      Transocean, Inc.*                              140             15,827
      Unit Corp.*                                     10                484
      Weatherford International, Ltd.*                10                672
                                                                -----------
                                                                    245,266
                                                                -----------
    OIL, GAS & CONSUMABLE FUELS -- 8.7%
      Anadarko Petroleum Corp.                       460             24,725
      Apache Corp.                                   260             23,416
      Arch Coal, Inc.                                 40              1,350
      Cabot Oil & Gas Corp.                           60              2,110
      Cheniere Energy, Inc.*                          10                392
      Chesapeake Energy Corp.                        610             21,509
      ChevronTexaco Corp.                          4,510            422,046
      Cimarex Energy Co.                              20                745
      ConocoPhillips                               2,640            231,713
      Consol Energy, Inc.                             40              1,864
      Denbury Resources, Inc.*                        30              1,341
      Devon Energy Corp.                             390             32,448
      El Paso Corp.                                  490              8,315
      EOG Resources, Inc.                            130              9,403


                                                 SHARES            VALUE
                                               ---------        -----------
      Exxon Mobil Corp.                           11,460        $ 1,060,738
      Forest Oil Corp.*                               30              1,291
      Foundation Coal Holdings, Inc.                 100              3,920
      Frontier Oil Corp.                              60              2,498
      Frontline, Ltd.                                710             34,279
      Helix Energy Solutions Group, Inc.*             10                425
      Hess Corp.                                     250             16,632
      Holly Corp.                                     10                598
      Marathon Oil Corp.                           1,080             61,582
      Massey Energy Co.                               20                436
      Murphy Oil Corp.                                50              3,494
      Newfield Exploration Co.*                       20                963
      Noble Energy, Inc.                             110              7,704
      Occidental Petroleum Corp.                   1,390             89,071
      Overseas Shipholding Group, Inc.               130              9,988
      Peabody Energy Corp.                           370             17,712
      Pioneer Natural Resources Co.                  380             17,092
      Plains Exploration & Production Co.*           140              6,191
      Pogo Producing Co.                              30              1,593
      Quicksilver Resources, Inc.*                    10                470
      Range Resources Corp.                           30              1,220
      Southwestern Energy Co.*                        10                419
      Spectra Energy Corp.                           100              2,448
      St. Mary Land & Exploration Co.                 50              1,783
      Sunoco, Inc.                                   230             16,279
      Tesoro Corp.                                   200              9,204
      The Williams Cos., Inc.                        380             12,943
      Valero Energy Corp.                            810             54,416
      W&T Offshore, Inc.                              20                488
      XTO Energy, Inc.                               130              8,039
                                                                -----------
                                                                  2,225,293
                                                                -----------
  TOTAL ENERGY                                                    2,470,559
                                                                -----------
  FINANCIALS -- 27.3%
    CAPITAL MARKETS -- 2.3%
      Affiliated Managers Group, Inc.*                20              2,550
      Allied Capital Corp.                           790             23,218
      American Capital Strategies, Ltd.              390             16,665
      Ameriprise Financial, Inc.                     120              7,573
      BlackRock, Inc.                                 60             10,405
      E*TRADE Group, Inc.*                         1,180             15,411
      Eaton Vance Corp.                              140              5,594
      Federated Investors, Inc.                      160              6,352
      Franklin Resources, Inc.                       230             29,325
      Goldman Sachs Group, Inc.                      390             84,529
      Investment Technology Group, Inc.*              20                860
      Janus Capital Group, Inc.                      260              7,353
      Jefferies Group, Inc.                          190              5,288
      Lazard Ltd. - Class A                          100              4,240
      Legg Mason, Inc.                                90              7,586
      Lehman Brothers Holdings, Inc.                 540             33,334
      Merrill Lynch & Co., Inc.                    1,070             76,270
      Morgan Stanley                               1,540             97,020
      Northern Trust Corp.                           130              8,615
      Raymond James Financial, Inc.                   30                985
      SEI Investments Co.                             60              1,637
      State Street Corp.                             320             21,811

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        -----------
      T.Rowe Price Group, Inc.                       250        $    13,922
      The Bank of New York Mellon Corp.            1,100             48,554
      The Bear Stearns Cos., Inc.                    210             25,790
      The Charles Schwab Corp.                     1,090             23,544
                                                                -----------
                                                                    578,431
                                                                -----------
    COMMERCIAL BANKS -- 4.5%
      Associated Banc-Corp.                          250              7,407
      BancorpSouth, Inc.                              40                972
      Bank of Hawaii Corp.                           100              5,285
      BB&T Corp.                                   1,320             53,315
      BOK Financial Corp.                             10                514
      City National Corp.                             20              1,390
      Comerica, Inc.                                 490             25,127
      Commerce Bancorp, Inc.                          40              1,551
      Commerce Bancshares, Inc.                      320             14,685
      Cullen/Frost Bankers, Inc.                     210             10,525
      East West Bancorp, Inc.                         10                360
      Fifth Third Bancorp                          1,380             46,754
      First Citizens BancShares, Inc.                 30              5,232
      First Horizon National Corp.                   360              9,598
      Fulton Financial Corp.                       1,430             20,563
      Huntington Bancshares, Inc.                    790             13,414
      KeyCorp.                                       940             30,390
      M&T Bank Corp.                                 110             11,379
      Marshall & Ilsley Corp.                        180              7,879
      National City Corp.                          2,030             50,933
      PNC Financial Services Group                   970             66,057
      Popular, Inc.                                  770              9,456
      Regions Financial Corp.                      1,410             41,567
      SunTrust Banks, Inc.                           580             43,889
      Synovus Financial Corp.                        440             12,342
      TCF Financial Corp.                            550             14,399
      The Colonial BancGroup, Inc.                   110              2,378
      The South Financial Group, Inc.                 30                682
      U.S. Bancorp                                 4,620            150,289
      UnionBanCal Corp.                              160              9,346
      Valley National Bancorp                        588             13,042
      Wachovia Corp.                               4,000            200,600
      Webster Financial Corp.                        110              4,633
      Wells Fargo & Co.                            7,030            250,409
      Whitney Holdings Corp.                          30                791
      Zions Bancorp                                   80              5,494
                                                                -----------
                                                                  1,142,647
                                                                -----------
    CONSUMER FINANCE -- 0.9%
      American Express Co.                         2,410            143,081
      Capital One Financial Corp.                  1,000             66,430
      Discover Financial Services                     90              1,872
      Nelnet, Inc.                                    30                547
      The First Marblehead Corp.                      90              3,414
      The Student Loan Corp.                          40              7,213
                                                                -----------
                                                                    222,557
                                                                -----------
    DIVERSIFIED FINANCIAL SERVICES -- 5.7%
      Bank of America Corp.                       11,320            569,056
      CIT Group, Inc.                                210              8,442
      Citigroup, Inc.                             11,720            546,972
      CME Group, Inc.                                 20             11,747
      IntercontinentalExchange, Inc.*                 10              1,519
      JPMorgan Chase & Co.                         5,980            274,004
      Leucadia National Corp.                        540             26,039
      Nymex Holdings, Inc.                           110             14,320
      NYSE Euronext, Inc.                             90              7,125


                                                 SHARES            VALUE
                                               ---------        -----------
      The Nasdaq Stock Market, Inc.*                  20        $       754
                                                                -----------
                                                                  1,459,978
                                                                -----------
    INSURANCE -- 8.9%
      ACE, Ltd.                                    1,490             90,249
      AFLAC, Inc.                                  1,640             93,545
      Alleghany Corp.*                                10              4,060
      Allied World Assurance Holdings, Ltd.          100              5,191
      American Financial Group, Inc.                 790             22,531
      American International Group, Inc.           5,750            388,987
      American National Insurance Co.                 10              1,315
      AON Corp.                                      660             29,575
      Arch Capital Group, Ltd.*                      420             31,252
      Arthur J. Gallagher & Co.                       90              2,607
      Assurant, Inc.                                 190             10,165
      Axis Captial Holdings, Ltd.                    710             27,626
      Brown & Brown, Inc.                             80              2,104
      Chubb Corp.                                  1,620             86,897
      Cincinnati Financial Corp.                     990             42,877
      CNA Financial Corp.                            780             30,670
      Conseco, Inc.*                               1,130             18,080
      Endurance Specialty Holdings Ltd.              430             17,866
      Erie Indemnity Co. Class A                     320             19,562
      Everest Re Group, Ltd.                         270             29,765
      Fidelity National Financial, Inc. Class A      240              4,195
      First American Corp.                           210              7,690
      Genworth Financial, Inc. Class A             2,560             78,669
      Hartford Financial Services Group, Inc.        940             86,997
      HCC Insurance Holdings, Inc.                   420             12,029
      Lincoln National Corp.                         630             41,561
      Loews Corp.                                  1,120             54,152
      Markel Corp.*                                   20              9,680
      Marsh & McLennan Cos., Inc.                  1,570             40,035
      Mercury General Corp.                          330             17,797
      MetLife, Inc.                                2,290            159,682
      Nationwide Financial Services, Inc.
        Class A                                      740             39,827
      Old Republic International Corp.             1,700             31,858
      OneBeacon Insurance Group, Ltd.                380              8,189
      PartnerRe, Ltd.                                330             26,067
      Philadelphia Consolidated Holding Corp.*       180              7,441
      Principal Financial Group, Inc.              1,070             67,506
      Protective Life Corp.                          310             13,156
      Prudential Financial, Inc.                   1,020             99,531
      Reinsurance Group of America, Inc.             320             18,141
      RenaissanceRe Holdings, Ltd.                   320             20,931
      SAFECO Corp.                                   450             27,549
      StanCorp Financial Group, Inc.                 170              8,417
      The Allstate Corp.                           2,480            141,831
      The Hanover Insurance Group, Inc.               30              1,326
      The Progressive Corp.                        1,790             34,744
      The Travelers Cos., Inc.                     1,900             95,646
      Torchmark Corp.                                340             21,189
      TransAtlantic Holdings, Inc.                   200             14,066

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        -----------
      Unitrin, Inc.                                  210        $    10,414
      UnumProvident Corp.                          1,080             26,428
      W.R. Berkley Corp.                           1,020             30,223
      XL Capital, Ltd. - Class A                     980             77,616
                                                                -----------
                                                                  2,289,507
                                                                -----------
    REAL ESTATE INVESTMENT TRUSTS -- 2.0%
      AMB Property Corp.                             130              7,775
      Annaly Capital Management, Inc.                670             10,673
      Apartment Investment & Management Co. -
        Class A                                      370             16,698
      AvalonBay Communities, Inc.                    110             12,987
      Boston Properties, Inc.                        250             25,975
      Brandywine Realty Trust                        260              6,581
      BRE Properties, Inc. - Class A                 120              6,712
      Camden Property Trust                           90              5,783
      CBL & Associates, Inc.                         300             10,515
      Colonial Properties Trust                      120              4,116
      Developers Diversified Realty Corp.            240             13,409
      Duke Realty Corp.                              450             15,215
      Equity Residential                             550             23,298
      Essex Property Trust, Inc.                      60              7,054
      Federal Realty Investment Trust                 80              7,088
      General Growth Properties, Inc.                420             22,520
      Health Care Property Investors, Inc.           420             13,931
      Health Care REIT, Inc.                         190              8,406
      Hospitality Properties Trust                   590             23,983
      Host Hotels & Resorts, Inc.                    600             13,464
      HRPT Properties Trust                        1,290             12,758
      iStar Financial, Inc.                          460             15,635
      Kilroy Realty Corp.                             90              5,457
      Kimco Realty Corp.                             400             18,084
      Liberty Property Trust                         240              9,650
      Mack-Cali Realty Corp.                         120              4,932
      Plum Creek Timber Co., Inc.                    450             20,142
      ProLogis                                       290             19,242
      Public Storage, Inc.                           320             25,168
      Rayonier, Inc.                                 110              5,284
      Regency Centers Corp.                          120              9,210
      Simon Property Group, Inc.                     390             39,000
      SL Green Realty                                 60              7,006
      Taubman Centers, Inc.                          120              6,570
      The Macerich Co.                               140             12,261
      UDR, Inc.                                      440             10,701
      Vencor, Inc.                                   190              7,866
      Vornado Realty Trust                           230             25,150
      Weingarten Realty, Inc.                        210              8,707
                                                                -----------
                                                                    519,006
                                                                -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
      CB Richard Ellis Group, Inc. Class A*           40              1,113
      Forest City Enterprises, Inc.                   10                552
      Jones Lang LaSalle, Inc.                        10              1,028
      The St. Joe Co.                                 20                672
                                                                -----------
                                                                      3,365
                                                                -----------
    THRIFTS & MORTGAGE FINANCE -- 3.0%
      Astoria Financial Corp.                        200              5,306
      Capitol Federal Financial                      380             12,996
      Fannie Mae                                   3,560            216,484
      Freddie Mac                                  5,560            328,096


                                                 SHARES            VALUE
                                               ---------        -----------
      Hudson City Bancorp, Inc.                      990        $    15,226
      Indymac Mortgage Holdings, Inc.                340              8,027
      New York Community Bancorp, Inc.               470              8,953
      People's United Financial, Inc.                364              6,290
      Sovereign Bancorp, Inc.                      1,380             23,515
      Washington Federal, Inc.                     1,080             28,361
      Washington Mutual, Inc.                      2,890            102,046
                                                                -----------
                                                                    755,300
                                                                -----------
  TOTAL FINANCIALS                                                6,970,791
                                                                -----------
  HEALTH CARE -- 10.3%
    BIOTECHNOLOGY -- 0.5%
      Amgen, Inc.*                                 1,190             67,318
      Amylin Pharmaceuticals, Inc.*                  150              7,500
      Biogen Idec, Inc.*                             100              6,633
      Celgene Corp.*                                  10                713
      Cephalon, Inc.*                                 20              1,461
      Genentech, Inc.*                               300             23,406
      Genzyme Corp.*                                  30              1,859
      Gilead Sciences, Inc.*                         200              8,174
      Millennium Pharmaceuticals, Inc.*               30                305
      PDL BioPharma, Inc.*                            10                216
                                                                -----------
                                                                    117,585
                                                                -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
      Advanced Medical Optics, Inc.*                 130              3,977
      Baxter International, Inc.                     710             39,959
      Beckman Coulter, Inc.                           20              1,475
      Becton, Dickinson, & Co.                       350             28,717
      Boston Scientific Corp.*                     1,270             17,716
      C.R. Bard, Inc.                                 80              7,055
      Dentsply International, Inc.                   790             32,896
      Edwards Lifesciences Corp.*                     90              4,438
      Gen-Probe, Inc.*                               100              6,658
      Hillenbrand Industries, Inc.                   110              6,052
      Hospira, Inc.*                                  10                415
      IDEXX Laboratories, Inc.*                      130             14,247
      Intuitive Surgical, Inc.*                       10              2,300
      Kinetic Concepts, Inc.*                         40              2,251
      Medtronic, Inc.                              1,230             69,384
      Respironics, Inc.*                              20                961
      St. Jude Medical, Inc.*                        210              9,255
      Stryker Corp.                                  200             13,752
      The Cooper Cos., Inc.                           10                524
      Varian Medical Systems, Inc.*                  120              5,027
      Zimmer Holdings, Inc.*                         210             17,008
                                                                -----------
                                                                    284,067
                                                                -----------
    HEALTH CARE PROVIDERS & SERVICES -- 1.6%
      Aetna, Inc.                                    470             25,507
      AmerisourceBergen Corp.                        460             20,852
      Cardinal Health, Inc.                          480             30,014
      CIGNA Corp.                                    700             37,303
      Community Health Systems, Inc.*                510             16,034
      Coventry Health Care, Inc.*                    150              9,331
      DaVita, Inc.*                                   30              1,895
      Express Scripts, Inc. - Class A*               260             14,513
      Health Management Associates, Inc.
        Class A                                      730              5,066
      Health Net, Inc.*                               40              2,162
      Henry Schein, Inc.*                             10                608

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        -----------
      Humana, Inc.*                                  270        $    18,868
      Laboratory Corp. of America Holdings*           30              2,347
      Lifepoint Hospitals, Inc.*                     180              5,402
      Lincare Holdings, Inc.*                         30              1,100
      McKesson Corp.                                 460             27,043
      Medco Health Solutions, Inc.*                  390             35,252
      Omnicare, Inc.                                  40              1,325
      Patterson Cos., Inc.*                           60              2,317
      Pediatrix Medical Group, Inc.*                  30              1,963
      Quest Diagnostics, Inc.                        210             12,132
      Tenet Healthcare Corp.*                         50                168
      UnitedHealth Group, Inc.                     1,810             87,658
      Universal Health Services, Inc. -
        Class B                                      190             10,340
      VCA Antech, Inc.*                               10                418
      Wellcare Health Plans, Inc.*                    10              1,054
      WellPoint, Inc.*                               600             47,352
                                                                -----------
                                                                    418,024
                                                                -----------
    HEALTH CARE TECHNOLOGY -- 0.1%
      Cerner Corp.*                                   20              1,196
      HLTH Corp.*                                    400              5,668
      IMS Health, Inc.                               610             18,691
                                                                -----------
                                                                     25,555
                                                                -----------
    LIFE SCIENCES TOOLS & SERVICES -- 0.1%
      Applera Corp. - Applied Biosystems Group       160              5,542
      Charles River Laboratories International,
        Inc.*                                         20              1,123
      Covance, Inc.*                                 290             22,591
      Invitrogen Corp.*                               20              1,635
      PerkinElmer, Inc.                               10                292
      Pharmaceutical Product Development, Inc.        10                354
      Thermo Electron Corp.*                          40              2,309
      Waters Corp.*                                   90              6,023
                                                                -----------
                                                                     39,869
                                                                -----------
    PHARMACEUTICALS -- 6.9%
      Abbott Laboratories                          2,970            159,252
      Abraxis Bioscience, Inc.*                       30                685
      Allergan, Inc.                                  60              3,868
      Barr Pharmaceuticals, Inc.*                     30              1,707
      Bristol-Myers Squibb Co.                     4,730            136,319
      Eli Lilly & Co.                              2,110            120,122
      Endo Pharmaceuticals Holdings, Inc.*            20                620
      Forest Laboratories, Inc.*                     510             19,018
      Johnson & Johnson                            5,990            393,543
      King Pharmaceuticals, Inc.*                    310              3,633
      Merck & Co., Inc.                            6,080            314,275
      Mylan Laboratories, Inc.                       240              3,830
      Pfizer, Inc.                                19,280            471,011
      Schering-Plough Corp.                        1,330             42,068
      Sepracor, Inc.*                                 10                275
      Watson Pharmaceuticals, Inc.*                   50              1,620
      Wyeth                                        1,980             88,209
                                                                -----------
                                                                  1,760,055
                                                                -----------
  TOTAL HEALTH CARE                                               2,645,155
                                                                -----------
  INDUSTRIALS -- 11.3%
    AEROSPACE & DEFENSE -- 2.5%
      Alliant Techsystems, Inc.*                      30              3,279


                                                 SHARES            VALUE
                                               ---------        -----------
      DRS Technologies, Inc.                          10        $       551
      General Dynamics Corp.                         690             58,284
      Goodrich Corp.                                 290             19,787
      Honeywell International, Inc.                1,220             72,553
      L-3 Communications Holdings, Inc.              100             10,214
      Lockheed Martin Corp.                          590             64,009
      Northrop Grumman Corp.                         520             40,560
      Precision Castparts Corp.                       70             10,359
      Raytheon Co.                                   890             56,800
      Rockwell Collins, Inc.                         230             16,799
      Spirit Aerosystems Holdings, Inc. -
        Class A*                                     590             22,975
      The Boeing Co.                               1,320            138,587
      United Technologies Corp.                    1,410            113,477
                                                                -----------
                                                                    628,234
                                                                -----------
    AIR FREIGHT & LOGISTICS -- 0.7%
      C.H. Robinson Worldwide, Inc.                   60              3,257
      Expeditors International Washington, Inc.       50              2,365
      FedEx Corp.                                    230             24,093
      United Parcel Service, Inc. - Class B        1,890            141,939
                                                                -----------
                                                                    171,654
                                                                -----------
    AIRLINES -- 0.2%
      AMR Corp.*                                      90              2,006
      Continental Airlines, Inc.  - Class B*          60              1,982
      Delta Airlines Co.*                            260              4,667
      Southwest Airlines Co.                         830             12,284
      UAL Corp.*                                     460             21,404
      US Airways Group, Inc.*                        130              3,412
                                                                -----------
                                                                     45,755
                                                                -----------
    BUILDING PRODUCTS -- 0.1%
      American Standard Cos., Inc.                   360             12,823
      Lennox International, Inc.                      40              1,352
      Masco Corp.                                  1,040             24,097
      USG Corp.*                                      20                751
                                                                -----------
                                                                     39,023
                                                                -----------
    COMMERCIAL SERVICES & SUPPLIES -- 0.6%
      Allied Waste Industries, Inc.*                 130              1,657
      Avery Dennison Corp.                           240             13,685
      ChoicePoint, Inc.*                              30              1,138
      Cintas Corp.                                   190              7,049
      Copart, Inc.*                                  210              7,222
      Corrections Corp. of America*                   40              1,047
      Covanta Holding Corp.*                          30                735
      Equifax, Inc.                                  310             11,817
      HNI Corp.                                       30              1,080
      Manpower, Inc.                                  80              5,148
      Monster Worldwide, Inc.*                        20                681
      Pitney Bowes, Inc.                             520             23,618
      R.R. Donnelley & Sons Co.                      380             13,893
      Republic Services, Inc.                        415             13,575
      Robert Half International, Inc.                 40              1,194
      Steelcase, Inc. -  Class A                      50                899
      Stericycle, Inc.*                              100              5,716
      The Brink's Co.                                 70              3,912
      The Corporate Executive Board Co.               80              5,939
      The Dun & Bradstreet Corp.                      70              6,903

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        -----------
      Waste Management, Inc.                         950        $    35,853
                                                                -----------
                                                                    162,761
                                                                -----------
    CONSTRUCTION & ENGINEERING -- 0.1%
      Fluor Corp.                                     60              8,639
      Jacobs Engineering Group, Inc.*                100              7,558
      Quanta Services, Inc.*                          60              1,587
      The Shaw Group, Inc.*                           10                581
      URS Corp.*                                     250             14,112
                                                                -----------
                                                                     32,477
                                                                -----------
    ELECTRICAL EQUIPMENT -- 0.5%
      AMETEK, Inc.                                    60              2,593
      Cooper Industries, Ltd. - Class A              640             32,698
      Emerson Electric Co.                         1,420             75,572
      Hubbell, Inc. - Class B                         30              1,714
      Rockwell Automation, Inc.                      150             10,426
      Roper Industries, Inc.                          20              1,310
      Thomas & Betts Corp.*                           20              1,173
                                                                -----------
                                                                    125,486
                                                                -----------
    INDUSTRIAL CONGLOMERATES -- 4.5%
      3M Co.                                       1,420            132,883
      Carlisle Cos., Inc.                             40              1,944
      General Electric Co.                        21,860            905,004
      Teleflex, Inc.                                  30              2,338
      Textron, Inc.                                  360             22,396
      Tyco International Ltd.                      1,840             81,586
      Walter Industries, Inc.                         30                807
                                                                -----------
                                                                  1,146,958
                                                                -----------
    MACHINERY -- 1.4%
      AGCO Corp.*                                     40              2,031
      Caterpillar, Inc.                              680             53,332
      Crane Co.                                       20                959
      Cummins, Inc.                                  130             16,626
      Danaher Corp.                                  300             24,813
      Deere & Co.                                    220             32,652
      Donaldson Co., Inc.                             30              1,253
      Dover Corp.                                    110              5,605
      Eaton Corp.                                    330             32,683
      Flowserve Corp.                                 20              1,524
      Gardner Denver, Inc.*                           20                780
      Graco, Inc.                                     30              1,173
      Harsco Corp.                                    20              1,185
      IDEX Corp.                                      30              1,092
      Illinois Tool Works, Inc.                    1,010             60,236
      Ingersoll Rand Co. Ltd. - Class A              410             22,333
      ITT Industries, Inc.                           150             10,190
      Joy Global, Inc.                                40              2,034
      Lincoln Electric Holdings, Inc.                 20              1,552
      Oshkosh Truck Corp.                             20              1,239
      PACCAR, Inc.                                   400             34,100
      Pall Corp.                                      40              1,556
      Parker Hannifin Corp.                          220             24,603
      Pentair, Inc.                                   60              1,991
      SPX Corp.                                       50              4,628
      Terex Corp.*                                    70              6,231
      The Manitowoc Co., Inc.                         40              1,771
      The Timken Co.                                  40              1,486
      The Toro Co.                                    20              1,177
      Trinity Industries, Inc.                        20                751
                                                                -----------
                                                                    351,586
                                                                -----------


                                                 SHARES            VALUE
                                               ---------        -----------
    MARINE -- 0.0%
      Alexander & Baldwin, Inc.                       30        $     1,504
      Kirby Corp.*                                    20                883
                                                                -----------
                                                                      2,387
                                                                -----------
    ROAD & RAIL -- 0.7%
      Avis Budget Group, Inc.*                       910             20,830
      Burlington Northern Santa Fe Corp.             390             31,656
      Con-way, Inc.                                  140              6,440
      CSX Corp.                                      280             11,964
      Hertz Global Holdings, Inc.*                 1,350             30,672
      JB Hunt Transport Services, Inc.                10                263
      Kansas City Southern Industries, Inc.*          60              1,930
      Landstar System, Inc.                          300             12,591
      Norfolk Southern Corp.                         460             23,879
      Ryder Systems, Inc.                             30              1,470
      Union Pacific Corp.                            280             31,657
                                                                -----------
                                                                    173,352
                                                                -----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.0%
      Fastenal Co.                                    20                908
      GATX Corp.                                      60              2,565
      MSC Industrial Direct Co., Inc. -
        Class A                                       20              1,012
      United Rentals, Inc.*                           10                322
      W.W. Grainger, Inc.                             60              5,471
      WESCO International, Inc.*                      30              1,288
                                                                -----------
                                                                     11,566
                                                                -----------
  TOTAL INDUSTRIALS                                               2,891,239
                                                                -----------
  INFORMATION TECHNOLOGY -- 11.8%
    COMMUNICATIONS EQUIPMENT -- 1.5%
      ADC Telecommunications, Inc.*                   30                588
      Ciena Corp.*                                   220              8,378
      Cisco Systems, Inc.*                         5,540            183,429
      Corning, Inc.                                  720             17,748
      F5 Networks, Inc.*                             100              3,719
      Harris Corp.                                    30              1,734
      JDS Uniphase Corp.*                            140              2,094
      Juniper Networks, Inc.*                        680             24,895
      Motorola, Inc.                               3,720             68,932
      QUALCOMM, Inc.                               1,510             63,813
      Tellabs, Inc.*                               1,620             15,422
                                                                -----------
                                                                    390,752
                                                                -----------
    COMPUTERS & PERIPHERALS -- 2.8%
      Apple Computer, Inc.*                          220             33,779
      Dell, Inc.*                                  3,040             83,904
      Diebold, Inc.                                   50              2,271
      EMC Corp.*                                   1,790             37,232
      Hewlett-Packard Co.                          2,690            133,935
      International Business Machines Corp.        2,710            319,238
      Lexmark International Group, Inc. -
        Class A*                                     310             12,874
      NCR Corp.*                                     130              6,474
      Network Appliance, Inc.*                       280              7,535
      QLogic Corp.*                                  590              7,936
      SanDisk Corp.*                                 410             22,591
      Seagate Technology                           1,320             33,766
      Sun Microsystems, Inc.*                      2,440             13,688
      Western Digital Corp.*                          70              1,772
                                                                -----------
                                                                    716,995
                                                                -----------

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
      Amphenol Corp. - Class A                        40        $     1,590
      Arrow Electronics, Inc.*                        70              2,976
      Avnet, Inc.*                                   200              7,972
      AVX Corp.                                       50                805
      Dolby Laboratories, Inc.*                       20                696
      Ingram Micro, Inc. - Class A*                  630             12,354
      Jabil Circuit, Inc.                            550             12,562
      Mettler-Toledo International, Inc.*             10              1,020
      Molex, Inc.                                     60              1,616
      National Instruments Corp.                      20                687
      Tektronix, Inc.                                 30                832
      Trimble Navigation, Ltd.*                       60              2,353
      Vishay Intertechnology, Inc.*                  160              2,085
                                                                -----------
                                                                     47,548
                                                                -----------
    INTERNET SOFTWARE & SERVICES -- 0.3%
      Akamai Technologies, Inc.*                      20                575
      eBay, Inc.*                                    800             31,216
      Google, Inc. - Class A*                         40             22,691
      VeriSign Inc.*                                  80              2,699
      Yahoo!, Inc.*                                  960             25,766
                                                                -----------
                                                                     82,947
                                                                -----------
    IT SERVICES -- 0.9%
      Accenture Ltd. - Class A                       890             35,823
      Automatic Data Processing, Inc.              1,060             48,686
      Broadridge Financial Solutions, Inc.*           92              1,743
      Cognizant Technology Solutions Corp. -
        Class A*                                      10                798
      Computer Sciences Corp.*                       170              9,503
      Convergys Corp.*                                60              1,042
      DST Systems, Inc.*                              80              6,865
      Electronic Data Systems Corp.                  660             14,414
      Fidelity National Information Services,
        Inc.                                         620             27,509
      Fiserv, Inc.*                                  150              7,629
      Global Payments, Inc.                           10                442
      Hewitt Associates, Inc.*                        50              1,753
      Iron Mountain, Inc.*                            35              1,067
      Mastercard, Inc.                                50              7,399
      MoneyGram International, Inc.                   60              1,355
      Paychex, Inc.                                  570             23,370
      The Western Union Co.                        1,520             31,874
      Total System Services, Inc.                    230              6,389
      Unisys Corp.*                                  190              1,258
      VeriFone Holdings, Inc.*                        10                443
                                                                -----------
                                                                    229,362
                                                                -----------
    OFFICE ELECTRONICS -- 0.1%
      Xerox Corp.*                                 1,610             27,917
      Zebra Technologies Corp. - Class A*             20                730
                                                                -----------
                                                                     28,647
                                                                -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.2%
      Advanced Micro Devices, Inc.*                  440              5,808
      Altera Corp.                                   110              2,649
      Analog Devices, Inc.                           310             11,210
      Applied Materials, Inc.                      2,030             42,021
      Atmel Corp.*                                   140                722
      Broadcom Corp. - Class A*                      170              6,195
      Cree, Inc.*                                    100              3,110
      Cypress Semiconductor Corp.*                    50              1,461


                                                 SHARES            VALUE
                                               ---------        -----------
      Fairchild Semiconductor International,
        Inc.*                                         20        $       374
      Integrated Device Technology, Inc.*          1,270             19,660
      Intel Corp.                                  9,660            249,808
      International Rectifier Corp.*                  20                660
      Intersil Holding Corp. - Class A                40              1,337
      KLA -Tencor Corp.                              280             15,618
      Lam Research Corp.*                             30              1,598
      Linear Technology Corp.                        350             12,246
      LSI Logic Corp.*                                80                594
      Marvell Technology Group Ltd.*                 650             10,640
      Maxim Integrated Products, Inc.                300              8,805
      MEMC Electronic Materials, Inc.*                80              4,709
      Microchip Technology, Inc.                     670             24,334
      Micron Technology, Inc.*                     1,270             14,097
      National Semiconductor Corp.                    70              1,898
      Novellus Systems, Inc.*                         60              1,636
      NVIDIA Corp.*                                  435             15,764
      PMC-Sierra, Inc.*                            2,290             19,213
      Silicon Laboratories, Inc.*                    540             22,550
      Teradyne, Inc.*                                 10                138
      Texas Instruments, Inc.                      1,200             43,908
      Xilinx, Inc.                                   400             10,456
                                                                -----------
                                                                    553,219
                                                                -----------
    SOFTWARE -- 3.8%
      Activision, Inc.*                               60              1,295
      Adobe Systems, Inc.*                           380             16,591
      Autodesk, Inc.*                                 60              2,998
      BEA Systems, Inc.*                           1,000             13,870
      BMC Software, Inc.*                            260              8,120
      CA, Inc.                                       830             21,348
      Cadence Design Systems, Inc.*                  160              3,550
      Citrix Systems, Inc.*                          280             11,290
      Compuware Corp.*                               150              1,203
      Electronic Arts, Inc.*                         610             34,154
      FactSet Research Systems, Inc.                  20              1,371
      Fair Isaac & Co., Inc.                         150              5,417
      Intuit, Inc.*                                  360             10,908
      McAfee, Inc.*                                  200              6,974
      Microsoft Corp.                             24,330            716,762
      NAVTEQ Corp.*                                   20              1,559
      Novell, Inc.*                                  780              5,959
      Oracle Corp.*                                4,120             89,198
      Parametric Technology Corp.*                    20                348
      Red Hat, Inc.*                                  80              1,590
      Salesforce.com, Inc.*                           20              1,026
      Symantec Corp.*                              1,030             19,961
      Synopsys, Inc.*                                 50              1,354
                                                                -----------
                                                                    976,846
                                                                -----------
  TOTAL INFORMATION TECHNOLOGY                                    3,026,316
                                                                -----------
  MATERIALS -- 3.4%
    CHEMICALS -- 1.9%
      Air Products & Chemicals, Inc.                 300             29,328
      Airgas, Inc.                                    30              1,549
      Albemarle Corp.                                 40              1,768
      Ashland, Inc.                                  270             16,257
      Cabot Corp.                                     30              1,066
      Celanese Corp.                                 500             19,490
      Chemtura Corp.                                  70                622
      Cytec Industries, Inc.                          20              1,368

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        -----------
      E.I. DuPont de Nemours & Co.                 2,010        $    99,616
      Eastman Chemical Co.                           130              8,675
      Ecolab, Inc.                                    90              4,248
      FMC Corp.                                       40              2,081
      Hercules, Inc.                                  20                420
      International Flavors & Fragrances, Inc.        50              2,643
      Monsanto Co.                                   500             42,870
      Nalco Holding Co.                              240              7,116
      PPG Industries, Inc.                           470             35,508
      Praxair, Inc.                                  350             29,316
      Rohm & Haas Co.                                520             28,948
      RPM International, Inc.                        150              3,592
      Sigma-Aldrich Corp.                            420             20,471
      The Dow Chemical Co.                         2,400            103,344
      The Lubrizol Corp.                              90              5,855
      The Mosaic Co.*                                 30              1,606
      The Scotts Miracle - Gro Co. - Class A          30              1,283
      The Valspar Corp.                              490             13,333
      Valhi, Inc.                                    210              4,987
      Westlake Chemical Corp.                         50              1,267
                                                                -----------
                                                                    488,627
                                                                -----------
    CONSTRUCTION MATERIALS -- 0.0%
      Eagle Materials, Inc.                           40              1,430
      Martin Marietta Materials Corp.                 20              2,671
      Vulcan Materials Co.                            90              8,023
                                                                -----------
                                                                     12,124
                                                                -----------
    CONTAINERS & PACKAGING -- 0.2%
      Ball Corp.                                     120              6,450
      Bemis Co., Inc.                                 60              1,746
      Crown Holdings, Inc.*                          230              5,235
      Owens-Illinois, Inc.*                           60              2,487
      Packaging Corp.                                110              3,198
      Pactiv Corp.*                                   60              1,720
      Sealed Air Corp.                               300              7,668
      Smurfit-Stone Container Corp.*                  60                701
      Sonoco Products Co.                            170              5,130
      Temple-Inland, Inc.                            210             11,052
                                                                -----------
                                                                     45,387
                                                                -----------
    METALS & MINING -- 1.0%
      Alcoa, Inc.*                                 1,080             42,250
      Allegheny Technologies, Inc.                    50              5,497
      Carpenter Technology Corp.                      20              2,600
      Cleveland-Cliffs, Inc.                          50              4,399
      Commercial Metals Co.                           40              1,266
      Freeport-McMoRan Copper & Gold, Inc. -
        Class B                                      470             49,298
      Newmont Mining Corp.                           240             10,735
      Nucor Corp.                                    580             34,493
      Reliance Steel & Aluminum Co.                   60              3,392
      Southern Copper Corp.                          500             61,915
      Steel Dynamics, Inc.                           240             11,208
      Titanium Metals Corp.*                          53              1,779
      United States Steel Corp.                      190             20,129
                                                                -----------
                                                                    248,961
                                                                -----------
    PAPER & FOREST PRODUCTS -- 0.3%
      International Paper Co.                        990             35,511
      Louisiana-Pacific Corp.                        110              1,867
      MeadWestvaco Corp.                             290              8,564


                                                 SHARES            VALUE
                                               ---------        -----------
      Weyerhaeuser Co.                               480        $    34,704
                                                                -----------
                                                                     80,646
                                                                -----------
  TOTAL MATERIALS                                                   875,745
                                                                -----------
  TELECOMMUNICATION SERVICES -- 4.0%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.5%
      AT&T, Inc.                                   9,280            392,637
      CenturyTel, Inc.                               550             25,421
      Citizens Communications Co.                  1,600             22,912
      Embarq Corp.                                   120              6,672
      Level 3 Communications, Inc.*                   40                186
      Qwest Communications International, Inc.*    1,110             10,168
      Verizon Communications, Inc.                 9,140            404,719
      Windstream Corp.                             2,400             33,888
                                                                -----------
                                                                    896,603
                                                                -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
      American Tower Corp. - Class A*                110              4,789
      Crown Castle International Corp.*              610             24,784
      NII Holdings, Inc.*                             20              1,643
      SBA Communications Corp. - Class A*             20                706
      Sprint Nextel Corp.                          4,510             85,690
      Telephone & Data Systems, Inc.                  40              2,670
      United States Cellular Corp.*                   20              1,964
                                                                -----------
                                                                    122,246
                                                                -----------
  TOTAL TELECOMMUNICATION SERVICES                                1,018,849
                                                                -----------
  UTILITIES -- 3.9%
    ELECTRIC UTILITIES -- 2.1%
      Allegheny Energy, Inc.*                         30              1,568
      American Electric Power Co., Inc.              850             39,168
      DPL, Inc.                                      350              9,191
      Duke Energy Corp.                            4,320             80,741
      Edison International Co.                       400             22,180
      Entergy Corp.                                  280             30,321
      Exelon Corp.                                   930             70,085
      FirstEnergy Corp.                              560             35,470
      FPL Group, Inc.                                630             38,355
      Great Plains Energy, Inc.                      440             12,676
      Hawaiian Electric Industries, Inc.             610             13,243
      Northeast Utilities Co.                        240              6,857
      Pepco Holdings, Inc.                           350              9,478
      Pinnacle West Capital Corp.                    340             13,433
      PPL Corp.                                      930             43,059
      Progress Energy, Inc.                          780             36,543
      Reliant Energy, Inc.*                          130              3,328
      Sierra Pacific Resources Corp.                  20                315
      The Southern Co.                             2,240             81,267
                                                                -----------
                                                                    547,278
                                                                -----------
    GAS UTILITIES -- 0.2%
      AGL Resources, Inc.                            190              7,528
      Atmos Energy Corp.                              50              1,416
      Energen Corp.                                   30              1,714
      Equitable Resources, Inc.                      140              7,262
      National Fuel Gas Co.                          140              6,553
      Nicor, Inc.                                     10                429
      ONEOK, Inc.                                    120              5,688
      Questar Corp.                                  120              6,304

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Large Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                               ---------        -----------
      Southern Union Co.                              40        $     1,244
      UGI Corp.                                      490             12,730
                                                                -----------
                                                                     50,868
                                                                -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
      AES Corp.*                                     420              8,417
      Constellation Energy Group, Inc.               180             15,442
      Dynegy, Inc. - Class A*                        130              1,201
      NRG Energy, Inc.*                               20                846
                                                                -----------
                                                                     25,906
                                                                -----------
    MULTI-UTILITIES -- 1.5%
      Alliant Energy Corp.                           200              7,664
      Ameren Corp.                                   590             30,975
      CenterPoint Energy, Inc.                       600              9,618
      CMS Energy Corp.                               440              7,401
      Consolidated Edison, Inc.                      730             33,799
      Dominion Resources, Inc.                       800             67,440
      DTE Energy Co.                                 450             21,798
      Integrys Energy Group, Inc.                    240             12,295
      MDU Resources Group, Inc.                       70              1,949
      NiSource, Inc.                                 790             15,121
      NSTAR                                          220              7,658
      OGE Energy Corp.                               210              6,951
      PG&E Corp.                                     450             21,510
      Public Service Enterprise Group, Inc.          430             37,836
      Puget Energy, Inc.                             280              6,852
      SCANA Corp.                                    290             11,235
      Sempra Energy Co.                              380             22,085
      TECO Energy, Inc.                              550              9,036
      Vectren Corp.                                  590             16,101
      Wisconsin Energy Corp.                         150              6,754
      Xcel Energy, Inc.                              930             20,032
                                                                -----------
                                                                    374,110
                                                                -----------
    WATER UTILITIES -- 0.0%

      Aqua America, Inc.                              40                907
                                                                -----------
  TOTAL UTILITIES                                                   999,069
                                                                -----------
  TOTAL COMMON STOCK
    (Cost $24,828,176)                                           25,553,689
                                                                -----------
SHORT-TERM INVESTMENTS -- 0.1%
  BlackRock Liquidity Funds TempCash
    Portfolio - Institutional Series              15,458             15,458
  BlackRock Liquidity Funds TempFund
    Portfolio - Institutional Series              15,458             15,458
                                                                -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $30,916)                                                     30,916
                                                                -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $24,859,092)+                                           $25,584,605
                                                                ===========

*   Non-income producing security.
+ The cost for Federal income tax purposes is $24,888,142. At September 30, 2007 net unrealized appreciation was $696,463. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,666,338, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $969,875.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
COMMON STOCK -- 99.9%
  CONSUMER DISCRETIONARY -- 15.5%
    AUTO COMPONENTS -- 1.4%
      Aftermarket Technology Corp.*                  130        $     4,126
      American Axle & Manufacturing Holdings,
        Inc.                                         330              8,332
      ArvinMeritor, Inc.                             490              8,242
      Cooper Tire & Rubber Co.                       330              8,052
      Drew Industries, Inc.*                          70              2,848
      Exide Technologies*                            221              1,436
      Fuel Systems Solutions, Inc.*                   30                536
      Gentek, Inc.*                                  550             16,544
      Lear Corp.*                                    420             13,482
      Modine Manufacturing Co.                       520             13,842
      Raser Technologies, Inc.*                       50                645
      Sauer-Danfoss, Inc.                            320              8,538
      Standard Motor Products, Inc.                  200              1,880
      Superior Industries International, Inc.        340              7,375
      Tenneco, Inc.*                                 230              7,132
      Visteon Corp.*                                 410              2,111
                                                                -----------
                                                                    105,121
                                                                -----------
    AUTOMOBILES -- 0.1%
      Coachmen Industries, Inc.                       30                201
      Fleetwood Enterprises, Inc.*                    80                684
      Monaco Coach Corp.                             250              3,508
                                                                -----------
                                                                      4,393
                                                                -----------
    DISTRIBUTORS -- 0.2%
      Audiovox Corp. - Class A*                       10                103
      Building Materials Holding Corp.               770              8,146
      Core Mark Holding Co, Inc.*                     60              2,114
      DXP Enterprises, Inc.*                          20                710
      Source Interlink Cos., Inc.*                   230                810
                                                                -----------
                                                                     11,883
                                                                -----------
    DIVERSIFIED CONSUMER SERVICES -- 1.0%
      Bright Horizons Family Solutions, Inc.*         40              1,714
      Capella Education Co.*                         130              7,268
      Coinstar, Inc.*                                 90              2,895
      Corinthian Colleges, Inc.*                     370              5,887
      CPI Corp.                                       10                385
      DeVry, Inc.                                    210              7,772
      INVESTools, Inc.*                              110              1,330
      Jackson Hewitt Tax Service, Inc.               100              2,796
      Matthews International Corp. - Class A         110              4,818
      Pre-Paid Legal Services, Inc.*                 110              6,101
      Regis Corp.                                    380             12,126
      Sotheby's Holdings, Inc. -  Class A             80              3,823
      Steiner Leisure, Ltd.*                          80              3,472
      Stewart Enterprises, Inc. - Class A            850              6,477
      Strayer Education, Inc.                         50              8,431
      Universal Technical Institute, Inc.*            90              1,620
                                                                -----------
                                                                     76,915
                                                                -----------
    HOTELS, RESTAURANTS & LEISURE -- 2.5%
      AFC Enterprises, Inc.*                       1,220             18,361
      Ambassadors Group, Inc.                        110              4,191


                                                 SHARES            VALUE
                                                 -------        -----------
      Ambassadors International, Inc.                 30        $       736
      Ameristar Casinos, Inc.                        160              4,496
      Bally Technologies, Inc.*                      140              4,960
      Bluegreen Corp.*                               460              3,565
      Bob Evans Farms, Inc.*                         220              6,640
      Buffalo Wild Wings, Inc.*                       40              1,509
      CBRL Group, Inc.                               460             18,768
      CEC Entertainment, Inc.*                       200              5,374
      Churchill Downs, Inc.                           70              3,497
      CKE Restaurants, Inc.                          120              1,945
      Cosi, Inc.*                                     90                311
      Domino's Pizza, Inc.                           560              9,290
      Dover Downs Entertainment, Inc.                270              2,805
      Dover Motorsports, Inc.                         70                453
      Gaylord Entertainment Co. - Class A*            20              1,064
      IHOP Corp.                                     120              7,600
      Isle of Capri Casinos, Inc.*                    60              1,167
      Jack in the Box, Inc.*                          60              3,890
      Krispy Kreme Doughnuts, Inc.*                   40                160
      Landry's Restaurants, Inc.                     100              2,646
      Luby's, Inc.*                                   70                771
      Monarch Casino & Resort, Inc.*                  90              2,561
      Morgans Hotel Group Co.*                        30                653
      MTR Gaming Group, Inc.*                        140              1,334
      Multimedia Games, Inc.*                        170              1,448
      Papa John's International, Inc.*               180              4,399
      PF Chang's China Bistro, Inc.*                  70              2,072
      Pinnacle Entertainment, Inc.*                   50              1,362
      Progressive Gaming International Corp.*         40                200
      RARE Hospitality International, Inc.*           90              3,430
      Red Robin Gourmet Burgers, Inc.*                10                429
      Ruby Tuesday, Inc.                             280              5,135
      Shuffle Master, Inc.*                          180              2,691
      Six Flags, Inc.*                             3,150             10,899
      Sonic Corp.*                                   210              4,914
      Speedway Motorsports, Inc.                     160              5,920
      Texas Roadhouse, Inc.*                         190              2,223
      The Marcus Corp.                               540             10,368
      The Steak 'n Shake Co.*                         60                901
      Town Sports International Holdings, Inc.*       30                456
      Triarc Cos., Inc. - Class B                    390              4,879
      Trump Entertainment Resorts, Inc.*             530              3,419
      Vail Resorts, Inc.*                            240             14,950
                                                                -----------
                                                                    188,842
                                                                -----------
    HOUSEHOLD DURABLES -- 2.1%
      American Greetings Corp.                       790             20,856
      Avatar Holdings, Inc.*                          30              1,498
      Beazer Homes USA, Inc.                         440              3,630
      Blyth, Inc.                                    140              2,863
      Brookfield Homes Corp.                         430              7,976
      California Coastal Communities, Inc.*           30                369
      Cavco Industries, Inc.*                         20                670
      Champion Enterprises, Inc.*                    310              3,404
      CSS Industries, Inc.                            80              2,878
      Directed Electronics, Inc.*                    100                399

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------

      Ethan Allen Interiors, Inc.                    510        $    16,672
      Furniture Brands International, Inc.           990             10,039
      Helen of Troy Ltd.*                             70              1,352
      Hooker Furniture Corp.                         100              2,002
      Hovnanian Enterprises, Inc.*                   140              1,553
      iRobot Corp.*                                   50                994
      Kimball International, Inc. - Class B          560              6,373
      La-Z-Boy Chair Co.                             890              6,568
      Libbey, Inc.                                    30                526
      Lifetime Brands, Inc.                           90              1,826
      M/I Homes, Inc.                                190              2,639
      Meritage Homes Corp.*                          120              1,694
      National Presto Industries, Inc.                40              2,120
      Orleans Homebuilders, Inc.                     210              1,228
      Palm Harbor Homes, Inc.*                        40                499
      Sealy Corp.                                    720             10,109
      Skyline Corp.                                  160              4,813
      Standard Pacific Corp.*                        620              3,404
      Stanley Furniture Co., Inc.                    130              2,112
      Tempur-Pedic International, Inc.               190              6,792
      TOUSA, Inc.                                    140                225
      Tupperware Brands Corp.                        700             22,043
      Universal Electronics, Inc.*                    30                975
      WCI Communities, Inc.*                         190              1,138
                                                                -----------
                                                                    152,239
                                                                -----------
    INTERNET & CATALOG RETAIL -- 0.3%
      1-800-FLOWERS.COM, Inc.*                        90              1,043
      Audible, Inc.*                                 220              2,860
      Blue Nile, Inc.*                                10                941
      FTD Group, Inc.                                 80              1,190
      Gaiam, Inc.*                                    20                481
      GSI Commerce, Inc.*                             30                798
      Netflix, Inc.*                                 140              2,901
      Overstock.com, Inc.*                            50              1,440
      PetMed Express, Inc.*                           80              1,121
      Priceline.com, Inc.*                            70              6,213
      Stamps.com, Inc.*                               60                718
      Systemax, Inc.                                  20                409
      U.S. Auto Parts Network, Inc.*                 130              1,132
                                                                -----------
                                                                     21,247
                                                                -----------
    LEISURE EQUIPMENT & PRODUCTS -- 0.7%
      Arctic Cat, Inc.                               160              2,618
      Callaway Golf Co.                              480              7,685
      JAKKS Pacific Inc.*                            310              8,280
      Leapfrog Enterprises, Inc.*                     30                247
      Marine Products Corp.                          230              1,950
      MarineMax, Inc.*                                70              1,019
      Polaris Industries, Inc.                       410             17,884
      Pool Corp.                                      20                500
      RC2 Corp.*                                      60              1,661
      Smith & Wesson Holdings Corp.*                  20                382
      Steinway Musical Instruments                    30                889
      Sturm, Ruger & Co., Inc.*                      390              6,985
      The Nautilus Group, Inc.                       480              3,826
                                                                -----------
                                                                     53,926
                                                                -----------
    MEDIA -- 3.1%
      Arbitron, Inc.                                 150              6,801
      Belo Corp. - Class A                         1,350             23,436
      Carmike Cinemas, Inc.                          110              2,021


                                                 SHARES            VALUE
                                                 -------        -----------
      Citadel Broadcasting Corp.                   1,520        $     6,323
      Courier Corp.                                   60              2,113
      Cox Radio, Inc.*                               590              7,700
      Crown Media Holdings, Inc.*                     70                503
      Emmis Communications Corp. - Class A         1,900              9,386
      Entercom Communications Corp.                  510              9,858
      Entravision Communications Corp.*              110              1,014
      Gemstar-TV Guide International, Inc.*        1,240              8,630
      Gray Communications Systems, Inc.              600              5,094
      Harris Interactive, Inc.*                      150                647
      Interactive Data Corp.                         660             18,612
      Journal Communications, Inc. -
        Class A                                    1,260             11,945
      Lakes Entertainment Inc.*                       80                762
      Lee Enterprises, Inc.                          900             14,013
      Lin TV Corp.*                                  230              2,992
      Martha Stewart Living Omnimedia, Inc. -
        Class A*                                     300              3,495
      Marvel Entertainment, Inc.*                    600             14,064
      Media General, Inc. - Class A                  430             11,829
      Morningstar, Inc.*                              40              2,456
      Primedia, Inc.                                 210              2,948
      Radio One, Inc. - Class D*                   1,580              5,893
      Salem Communications Corp. - Class A           360              2,880
      Scholastic Corp.*                              340             11,853
      Sinclair Broadcast Group, Inc. - Class A       710              8,548
      Sun-Times Media Group, Inc.*                   850              1,930
      Tivo, Inc.*                                    220              1,397
      Valassis Communications, Inc.*                 600              5,352
      Value Line, Inc.                               280             13,796
      Westwood One, Inc.                              60                165
      World Wrestling Entertainment, Inc.            680             10,255
                                                                -----------
                                                                    228,711
                                                                -----------
    MULTILINE RETAIL -- 0.1%
      99 Cents Only Stores*                          270              2,773
      Big Lots, Inc.*                                 20                597
      Bon-Ton Stores, Inc.                            20                454
      Fred's, Inc. - Class A                          60                632
      Retail Ventures, Inc.*                          10                104
      Tuesday Morning Corp.                          650              5,843
                                                                -----------
                                                                     10,403
                                                                -----------
    SPECIALTY RETAIL -- 2.6%
      Aaron Rents, Inc.                               60              1,338
      Aeropostale, Inc.*                             165              3,145
      America's Car-Mart, Inc.*                       90              1,018
      Asbury Automotive Group, Inc.                  240              4,754
      Bebe Stores, Inc.                              480              7,022
      Big 5 Sporting Goods Corp                       60              1,122
      Blockbuster, Inc. - Class A*                 3,140             16,862
      Books-A-Million Inc.                            80              1,058
      Borders Group, Inc.                            380              5,065
      Brown Shoe Co., Inc.                           330              6,402
      Cabela's, Inc. - Class A*                       30                710
      Cache, Inc.*                                   110              1,964
      Charlotte Russe Holdings, Inc.*                 50                732

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      Charming Shoppes, Inc.*                        120        $     1,008
      Christopher & Banks Corp.                      240              2,909
      Citi Trends, Inc.*                              20                435
      Collective Brands, Inc.*                       450              9,927
      Conn's, Inc.*                                   80              1,911
      Cost Plus, Inc.*                               110                442
      CSK Auto Corp.*                                400              4,260
      Dress Barn, Inc.*                              220              3,742
      DSW, Inc.*                                      40              1,007
      Group 1 Automotive, Inc.                       200              6,714
      Haverty Furniture Cos., Inc.                   400              3,508
      Hibbett Sports Inc.*                            80              1,984
      Hot Topic, Inc.*                               110                821
      J. Crew Group, Inc.*                            10                415
      Jo-Ann Stores, Inc.*                            20                422
      Jos. A. Bank Clothiers, Inc.*                   40              1,337
      Lithia Motors, Inc. - Class A                  200              3,412
      New York & Co., Inc.*                           40                244
      Pacific Sunwear of California, Inc.*           240              3,552
      Pier 1 Imports, Inc.*                        1,110              5,250
      Rent-A-Center, Inc.*                           830             15,048
      Sally Beauty Holdings, Inc.*                 1,760             14,872
      Select Comfort Corp.*                          270              3,766
      Shoe Carnival, Inc.*                            20                316
      Sonic Automotive, Inc.                         430             10,294
      Stage Stores, Inc.                             240              4,375
      Stein Mart, Inc.                               330              2,511
      Talbots, Inc.                                  400              7,200
      The Buckle, Inc.                               140              5,312
      The Cato Corp. - Class A                       170              3,475
      The Children's Place Retail Stores, Inc.*      140              3,399
      The Finish Line, Inc. - Class A                200                868
      The Gymboree Corp.*                             80              2,819
      The Men's Wearhouse, Inc.                       60              3,031
      The Pep Boys - Manny, Moe & Jack               230              3,227
      Tractor Supply Co.*                             10                461
      West Marine, Inc.*                             100              1,155
      Zale Corp.*                                    170              3,934
      Zumiez, Inc.*                                   10                444
                                                                -----------
                                                                    190,999
                                                                -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
      Ashworth, Inc.*                                 60                369
      Carter's, Inc.*                                310              6,185
      Cherokee, Inc.                                 120              4,603
      Columbia Sportswear Co.                        180              9,956
      Crocs, Inc.*                                    20              1,345
      Deckers Outdoor Corp.*                          20              2,196
      Fossil, Inc.*                                   80              2,989
      Hartmarx Corp.*                                340              1,666
      Iconix Brand Group, Inc.*                       70              1,665
      K-Swiss, Inc. - Class A                        220              5,040
      Kellwood Co.                                   410              6,990
      Kenneth Cole Productions, Inc.                 110              2,131
      Maidenform Brands, Inc.*                        90              1,429
      Movado Group, Inc.                              40              1,277
      Oxford Industries, Inc.                        140              5,057
      Perry Ellis International, Inc.*                25                693
      Phillips-Van Heusen Corp.                       10                525
      Quiksilver, Inc.*                              310              4,433
      Skechers U.S.A., Inc.*                          60              1,326


                                                 SHARES            VALUE
                                                 -------        -----------
      Steven Madden, Ltd.                            100        $     1,895
      The Timberland Co. - Class A*                  570             10,807
      The Warnaco Group, Inc.*                       370             14,456
      True Religion Apparel, Inc.*                    60              1,056
      Unifirst Corp.                                 100              3,746
      Volcom, Inc.*                                   70              2,976
      Weyco Group, Inc.                              110              3,455
      Wolverine World Wide, Inc.                     320              8,768
                                                                -----------
                                                                    107,034
                                                                -----------
  TOTAL CONSUMER DISCRETIONARY                                    1,151,713
                                                                -----------
  CONSUMER STAPLES -- 4.1%
    BEVERAGES -- 0.2%
      Central European Distribution Corp.*            40              1,917
      Coca-Cola Bottling Co.                         140              8,442
      MGP Ingredients, Inc.                           60                616
      National Beverage Corp.                        384              3,256
      The Boston Beer Co., Inc. - Class A*            10                487
                                                                -----------
                                                                     14,718
                                                                -----------
    FOOD & STAPLES RETAILING -- 1.3%
      Andersons, Inc.                                 40              1,921
      Arden Group, Inc.                               30              4,186
      Casey's General Stores, Inc.                   120              3,324
      Great Atlantic & Pacific Tea Co., Inc.*        560             17,057
      Ingles Markets, Inc. - Class A                 150              4,299
      Long's Drug Stores Corp.                       200              9,934
      Nash Finch Co.                                 150              5,974
      Performance Food Group Co.*                    430             12,956
      PriceSmart, Inc.                                30                708
      Ruddick Corp.                                  220              7,379
      Spartan Stores, Inc.                            60              1,352
      The Pantry, Inc.*                              140              3,588
      Village Super Market                            60              3,120
      Weis Markets, Inc.                             300             12,807
      Winn-Dixie Store, Inc.*                        180              3,370
                                                                -----------
                                                                     91,975
                                                                -----------
    FOOD PRODUCTS -- 1.7%
      Alico, Inc.                                     20                867
      Cal-Maine Foods, Inc.                          190              4,796
      Chiquita Brands International, Inc.*           520              8,231
      Darling International, Inc.*                   180              1,780
      Farmer Brothers Co.                            270              6,718
      Flowers Foods, Inc.                            495             10,791
      Fresh Del Monte Products, Inc.                 560             16,100
      Hain Celestial Group, Inc.*                     70              2,249
      Imperial Sugar Co.                              60              1,568
      J&J Snack Foods Corp.                           40              1,393
      Lancaster Colony Corp.                         330             12,596
      Lance, Inc.                                    310              7,136
      Pilgrim's Pride Corp.                          390             13,545
      Ralcorp Holdings, Inc.*                        180             10,047
      Sanderson Farms, Inc.                          110              4,584
      Seaboard Corp.                                  10             19,600
      Tootsie Roll Industries, Inc.                  239              6,341
      TreeHouse Foods, Inc.*                          10                270
                                                                -----------
                                                                    128,612
                                                                -----------
    HOUSEHOLD PRODUCTS -- 0.1%
      Central Garden & Pet Co.*                      200              1,780

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      Central Garden & Pet Co. - Class A*            300        $     2,694
      Spectrum Brands, Inc.*                         130                754
      WD-40 Co.                                       80              2,731
                                                                -----------
                                                                      7,959
                                                                -----------
    PERSONAL PRODUCTS -- 0.3%
      American Oriental Bioengineering, Inc.*         90              1,003
      Chattem, Inc.*                                  50              3,526
      Elizabeth Arden, Inc.*                          50              1,348
      International Parfums, Inc.                     40                947
      Medifast, Inc.*                                120                670
      Nu Skin Enterprises, Inc. - Class A            630             10,181
      Parlux Fragrances, Inc.*                        20                 78
      Prestige Brands Holdings, Inc.*                170              1,866
      USANA Health Sciences, Inc.*                   120              5,250
                                                                 ----------
                                                                     24,869
                                                                 ----------
    TOBACCO -- 0.5%
      Alliance One International, Inc.*              590              3,859
      Universal Corp.                                240             11,748
      Vector Group, Ltd.                           1,029             23,060
                                                                -----------
                                                                     38,667
                                                                -----------
  TOTAL CONSUMER STAPLES                                            306,800
                                                                -----------
  ENERGY -- 3.9%
    ENERGY EQUIPMENT & SERVICES -- 1.5%
      Allis-Chalmers Energy, Inc.*                    70              1,326
      Arena Resources, Inc.*                          10                655
      Atwood Oceanics, Inc.*                          20              1,531
      Basic Energy Services, Inc.*                   120              2,522
      Bristow Group, Inc.*                            70              3,060
      Bronco Drilling Co., Inc.*                     140              2,072
      Cal Dive International, Inc.*                2,990             44,850
      CARBO Ceramics, Inc.                           110              5,580
      Complete Production Services, Inc.*             70              1,434
      Dril-Quip, Inc.*                                20                987
      ENGlobal, Corp.*                                80                913
      Grey Wolf, Inc.*                               520              3,406
      Gulf Island Fabrication, Inc.                   30              1,152
      GulfMark Offshore, Inc.*                        30              1,460
      Hercules Offshore, Inc.*                       210              5,483
      Hornbeck Offshore Services, Inc.*               80              2,936
      ION Geophysical Corp.*                          50                691
      Matrix Service Co.*                             20                419
      NATCO Group, Inc.*                              30              1,552
      Newpark Resources, Inc.*                       100                536
      Oil States International, Inc.*                140              6,762
      Parker Drilling Co.*                            90                731
      Petroleum Helicopters, Inc.*                   340             10,247
      Pioneer Drilling Co.*                           20                244
      RPC, Inc.                                      270              3,837
      Superior Well Services, Inc.*                   60              1,364
      T-3 Energy Services, Inc.*                      30              1,279
      Union Drilling, Inc.*                           70              1,021
      Unit Corp.*                                     10                484
      W-H Energy Services Inc.*                       30              2,212
                                                                -----------
                                                                    110,746
                                                                -----------
    OIL, GAS & CONSUMABLE FUELS -- 2.4%
      Alon USA Energy, Inc.                          590             19,930


                                                 SHARES            VALUE
                                                 -------        -----------
      Alpha Natural Resources, Inc.*                 350        $     8,130
      Arlington Tankers Ltd.                         150              3,694
      Atlas America, Inc.                             60              3,098
      ATP Oil & Gas Co.*                              10                470
      Aventine Renewable Energy Holdings, Inc.*       50                529
      Berry Petroleum Co. - Class A                  210              8,314
      Bill Barret Corp.*                              30              1,182
      Bois d'Arc Energy, Inc.*                        30                575
      Brigham Exploration Co.*                       260              1,542
      Callon Petroleum Co.*                          160              2,227
      Carrizo Oil & Gas, Inc.*                        10                449
      Cimarex Energy Co.                              40              1,490
      Comstock Resources, Inc.*                       30                925
      Crosstex Energy, Inc.                          130              4,928
      Delek US Holdings, Inc.                         80              2,006
      Delta Petroleum Corp.*                          30                539
      Edge Petroleum Corp.*                           70                899
      Encore Acquisition Co.*                         90              2,849
      Evergreen Energy, Inc.*                         40                204
      Exco Resources, Inc.*                           80              1,323
      General Maritime Corp.                          50              1,396
      GeoGlobal Resources, Inc.*                      60                216
      GMX Resources, Inc.*                            30                965
      Golar LNG Ltd.                                  90              2,009
      Goodrich Petroleum Corp.*                       10                317
      Harvest Natural Resources*                     250              2,985
      International Coal Group, Inc.*                100                444
      James River Coal Co.*                           60                372
      Knightsbridge Tankers Ltd.                     510             13,719
      Mariner Energy, Inc.*                          200              4,142
      Markwest Hydrocarbon, Inc.                      60              3,488
      Massey Energy Co.                               20                436
      McMoRan Exploration Co.*                        50                673
      Nordic American Tanker Shipping                440             17,266
      Pacific Ethanol, Inc.*                         340              3,271
      Parallel Petroleum Corp.*                       70              1,189
      Penn Virginia Corp.                             70              3,079
      Petrohawk Energy Corp.*                         20                328
      Petroleum Development Corp.*                    60              2,661
      Quest Resource Corp.*                           70                676
      Ship Finance International Ltd.              1,380             36,253
      Stone Energy Corp.*                             10                400
      Swift Energy Co.*                               60              2,455
      Toreador Resources Corp.*                       10                118
      USEC, Inc.                                     330              3,383
      Vaalco Energy*                                 390              1,782
      VeraSun Energy Corp.*                          300              3,300
      Warren Resources, Inc.*                        140              1,756
      Western Refining, Inc.                          30              1,217
      Westmoreland Coal Co.*                          40                797
      Whiting Petroleum Corp.*                       100              4,445
      World Fuel Services Corp.                       20                816
                                                                -----------
                                                                    181,657
                                                                -----------
  TOTAL ENERGY                                                      292,403
                                                                -----------
  FINANCIALS -- 37.9%
    CAPITAL MARKETS -- 2.5%
      Apollo Investment Corp.                        827             17,202
      Ares Capital Corp.                             690             11,226
      Calamos Asset Management, Inc. - Class A       540             15,244
      Cohen & Steers, Inc.                           200              7,406

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      Cowen Group, Inc.*                           1,510        $    20,868
      Evercore Partners, Inc. - Class A              300              7,887
      GAMCO Investors, Inc. - Class A                110              6,028
      GFI Group, Inc.*                                20              1,722
      Greenhill & Co., Inc.                          110              6,716
      Hilltop Holdings, Inc.*                        200              2,348
      KBW, Inc.*                                      10                288
      Knight Capital Group, Inc. - Class A*          390              4,664
      LaBranche & Co., Inc.*                         380              1,778
      MCG Capital Corp.                            1,250             17,987
      optionsXpress Holdings, Inc.                   290              7,581
      Patriot Capital Funding, Inc.                  110              1,471
      Penson Worldwide, Inc.*                         30                554
      Piper Jaffray Cos., Inc.*                       80              4,288
      Prospect Capital Corp.                         220              3,744
      Sanders Morris Harris Group, Inc.              180              1,827
      Stifel Financial Corp.*                         20              1,157
      SWS Group, Inc.                                125              2,211
      Technology Investment Capital Corp.            180              2,407
      Thomas Weisel Partners Group, Inc.*             70              1,016
      TradeStation Group, Inc.*                       50                584
      W.P. Stewart & Co., Ltd.                     1,560             15,475
      Waddell & Reed Financial, Inc. - Class A       790             21,354
                                                                -----------
                                                                    185,033
                                                                -----------
    COMMERCIAL BANKS -- 9.3%
      1st Source Corp.                               130              2,977
      Abington Bancorp, Inc.                         160              1,560
      Alabama National Bancorp                       140             10,909
      Amcore Financial, Inc.                         260              6,479
      AmericanWest Bancorp                            10                196
      Ameris Bancorp                                 150              2,712
      Arrow Financial Corp.                          165              3,672
      Bancfirst Corp.                                110              4,936
      Banco Latinoamericano De Exportaciones SA      710             12,908
      BancTrust Financial Group, Inc.                 50                796
      Bank of Granite Corp.                           80              1,086
      Bank of the Ozarks, Inc.                        80              2,442
      Bankfinancial Corp.                             40                633
      Banner Corp.                                   140              4,815
      Boston Private Financial Holdings, Inc.        180              5,011
      Cadence Financial Corp.                        280              4,928
      Camden National Corp.                           40              1,399
      Capital City Bank Group, Inc.                  130              4,056
      Capital Corp of the West                        80              1,474
      Capitol Bancorp, Ltd.                          180              4,469
      Cardinal Financial Corp.                        90                899
      Cascade Bancorp                                160              3,562
      Cathay General Bancorp                         210              6,764
      Centennial Bank Holdings, Inc.*                290              1,856
      Center Financial Corp.                         130              1,808
      Central Pacific Financial Corp.                190              5,548
      Chemical Financial Corp.                       330              8,002
      Citizens Banking Corp.                         900             14,499
      City Bank/Lynnwood, Washington                 180              5,170


                                                 SHARES            VALUE
                                                 -------        -----------
      City Holding Co.                               120        $     4,369
      Columbia Banking System, Inc.                   60              1,909
      Community Bank Systems, Inc.                   360              7,027
      Community Trust Bancorp, Inc.                  190              5,708
      CVB Financial Corp.                            822              9,617
      Farmers Capital Bank Corp.                     210              5,972
      First Bancorp/North Carolina                   230              4,687
      First Charter Corp.                            430             12,973
      First Commonwealth Financial Corp.           1,210             13,383
      First Community Bancorp, Inc.                  160              8,754
      First Community Bancshares, Inc.               110              3,985
      First Financial Bancorp                        680              8,690
      First Financial Bankshares, Inc.               160              6,429
      First Financial Corp./Indiana                  160              4,848
      First Merchants Corp.                          380              8,193
      First Midwest Bancorp, Inc.                    410             14,006
      First South Bancorp                             20                523
      First State Bancorp                            120              2,357
      FirstMerit Corp.                             1,380             27,269
      FNB Corp.                                    1,090             18,029
      Frontier Financial Corp.                       290              6,766
      Glacier Bancorp, Inc.                          290              6,531
      Great Southern Bancorp, Inc.                    70              1,739
      Greene County Bancshares, Inc.                  70              2,552
      Hancock Holding Co.                            220              8,818
      Hanmi Financial Corp.                          280              4,337
      Harleysville National Corp.                    320              5,085
      Heartland Financial USA, Inc.                   40                822
      Horizon Financial Corp.                         50              1,014
      IBERIABANK Corp.                                60              3,159
      Independent Bank Corp./Massachussetts           60              1,782
      Independent Bank Corp./Michigan                460              5,083
      Integra Bank Corp.                             130              2,357
      International Bancshares Corp.                 550             11,935
      InterVest Bancshares Corp.                      60              1,485
      Irwin Financial Corp.                          360              3,967
      Lakeland Bancorp, Inc.                         290              3,938
      Macatawa Bank Corp.                            220              2,977
      MainSource Financial Group, Inc.               254              4,478
      MB Financial, Inc.                             150              5,182
      MBT Financial Corp.                            220              2,633
      Mercantile Bank Corp.                            1                 21
      Midwest Banc Holdings, Inc.                    310              4,579
      National Penn Bancshares, Inc.                 618             10,110
      NBT Bancorp, Inc.                              520             11,305
      Old National Bancorp/Indiana                 1,180             19,553
      Old Second Bancorp, Inc.                        50              1,425
      Omega Financial Corp.                          310              8,187
      Oriental Financial Group                       550              6,325
      Pacific Capital Bancorp                        450             11,835
      Park National Corp.                            170             14,824
      Peoples Bancorp, Inc./Ohio                     190              4,974
      Preferred Bank                                  30              1,180
      PrivateBancorp, Inc.                            80              2,787
      Prosperity Bancshares, Inc.                     70              2,321
      Provident Bankshares Corp.                     480             15,038
      Renasant Corp.                                 110              2,379
      Republic Bancorp, Inc./Kentucky                154              2,439

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      Royal Bancshares of Pennsylvania               247        $     5,414
      S&T Bancorp, Inc.                              230              7,381
      Sandy Springs Bancorp, Inc.                    120              3,614
      Santander BanCorp                              730              9,373
      SCBT Financial Corp.                            52              1,796
      Seacoast Banking Corp. of Florida              200              3,740
      Sierra Bancorp                                  70              2,006
      Simmons First National Corp.                   120              3,161
      Southside Bancshares, Inc.                      95              2,099
      Southwest Bancorp, Inc.                         60              1,129
      Sterling Bancorp                               220              3,080
      Sterling Bancshares, Inc.                      430              4,906
      Sterling Financial Corp./Washington            160              4,306
      Suffolk Bancorp                                100              3,206
      Susquehanna Bancshares, Inc.                   610             12,261
      Taylor Capital Group, Inc.                     120              3,352
      Texas Capital Bancshares, Inc.*                 20                435
      The South Financial Group, Inc.                580             13,189
      Tompkins Trustco, Inc.                          90              3,573
      Trico Bancshares                                80              1,782
      Trustmark Corp.                                660             18,506
      UCBH Holdings, Inc.                            280              4,894
      UMB Financial Corp.                            210              9,001
      Umpqua Holdings Corp.                          220              4,402
      Union Bankshares Corp.                          80              1,817
      United Bankshares, Inc.                        520             15,829
      United Community Banks, Inc./Georgia           120              2,942
      Univest Corp. of PA                             80              1,898
      Vineyard National Bancorp                       94              1,572
      Virginia Commerce Bancorp, Inc.*                11                158
      Virginia Financial Group, Inc.                  10                190
      W Holding Co., Inc.                            970              2,173
      Washington Trust Bancorp, Inc.                 160              4,315
      WesBanco, Inc.                                 310              7,744
      West Bancorp, Inc.                             220              3,414
      West Coast Bancorp/Oregon                       40              1,136
      Westamerica Bancorp                            270             13,449
      Wilshire Bancorp, Inc.                         180              1,975
      Wintrust Financial Corp.                        90              3,842
                                                                -----------
                                                                    689,276
                                                                -----------
    CONSUMER FINANCE -- 0.7%
      Advance America Cash Advance Centers, Inc      670              7,149
      Advanta Corp - Class B                         285              7,815
      Cash America International, Inc.               180              6,768
      Credit Acceptance Corp.*                       260              6,006
      Dollar Financial Corp.*                         30                856
      EzCorp, Inc.*                                  300              4,035
      First Cash Financial Services, Inc.*            70              1,639
      Nelnet, Inc.                                   480              8,755
      Rewards Network, Inc.*                         260              1,261
      United PanAm Financial Corp.*                   80                659
      World Acceptance Corp.*                        220              7,278
                                                                -----------
                                                                     52,221
                                                                -----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.9%
      Asset Acceptance Capital Corp.                 360              4,176
      Asta Funding, Inc.                             110              4,215


                                                 SHARES            VALUE
                                                 -------        -----------
      Compass Diversified Trust                      250        $     4,015
      Encore Capital Group, Inc.*                    260              3,068
      Financial Federal Corp.                        470             13,165
      Interactive Brokers Group Inc*                 170              4,464
      KKR Financial Holdings LLC                     120              2,022
      MarketAxess Holdings, Inc.*                     60                900
      Marlin Business Services Corp.*                 20                287
      Medallion Financial Corp.                    1,400             15,246
      PICO Holdings, Inc.*                            60              2,493
      Portfolio Recovery Associates, Inc.             70              3,715
      Primus Guaranty Ltd.*                          820              8,626
      Resource America, Inc.                          20                316
                                                                -----------
                                                                     66,708
                                                                -----------
    INSURANCE -- 9.8%
      Affirmative Insurance Holdings, Inc.           190              2,183
      American Equity Investment Life Holdings
        Co.                                          310              3,302
      American Physicians Capital, Inc.               50              1,948
      Amtrust Financial Services, Inc.               100              1,517
      Aspen Insurance Holdings, Ltd.               1,810             50,517
      Assured Guaranty Ltd.                          450             12,226
      Baldwin & Lyons Inc. - Class B                 430             11,743
      CNA Surety Corp.*                              340              5,994
      Commerce Group, Inc.                         1,360             40,079
      Crawford & Co.*                                790              5,024
      Darwin Professional Underwriters, Inc.*        160              3,456
      Delphi Financial Group, Inc. - Class A         670             27,081
      Donegal Group, Inc.                            480              7,766
      EMC Insurance Group, Inc.                      330              8,577
      FBL Financial Group, Inc.                      380             15,006
      Flagstone Reinsurance Holdings Ltd.            840             11,164
      FPIC Insurance Group, Inc.*                    210              9,041
      Hallmark Financial Services, Inc.*             130              1,827
      Harleysville Group, Inc.                       500             15,990
      Hilb, Rogal & Hamilton Co.                     290             12,566
      Horace Mann Educators Corp.                    960             18,922
      Independence Holding Co.                       160              3,261
      Infinity Property & Casual Corp.               120              4,826
      IPC Holdings, Ltd.                             700             20,195
      Kansas City Life Insurance Co.                 200              8,816
      Max Capital Ltd.                             1,420             39,817
      Meadowbrook Insurance Group, Inc.*             660              5,947
      Midland Co.                                    180              9,893
      Montpelier Re Holdings Ltd.                  2,090             36,993
      National Financial Partners Corp.              180              9,536
      National Interstate Corp.                      120              3,695
      National Western Life Insurance Co.             50             12,798
      Navigators Group, Inc.*                        230             12,477
      NyMagic, Inc.                                  100              2,781
      Odyssey Re Holdings Corp.                    1,180             43,790
      Phoenix Cos., Inc.                           1,760             24,834
      Platinum Underwriters Holdings Ltd.          1,160             41,714

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      PMA Capital Corp.*                             440        $     4,180
      Presidential Life Corp.                        440              7,462
      ProAssurance Corp.*                            390             21,009
      RLI Corp.                                      350             19,852
      Safety Insurance Group, Inc.                   260              9,344
      SeaBright Insurance Holdings, Inc.*            190              3,243
      Security Capital Assurance Ltd.                190              4,340
      Selective Insurance Group, Inc.              1,220             25,962
      State Auto Financial Corp.                     560             16,380
      Stewart Information Services Corp.             370             12,680
      Tower Group, Inc.                              110              2,880
      United America Indeminity Ltd.*                410              8,819
      United Fire & Casualty Co.                     330             12,900
      Universal American Financial Corp.*            310              7,071
      Zenith National Insurance Corp.                560             25,138
                                                                -----------
                                                                    728,562
                                                                -----------
    REAL ESTATE INVESTMENT TRUSTS -- 12.1%
      Acadia Realty Trust                            250              6,782
      Agree Realty Corp.                             120              3,761
      Alesco Financial, Inc.                         200                984
      Alexandria Real Estate Equities, Inc.          180             17,327
      American Campus Communities, Inc.              120              3,515
      American Financial Realty Trust              2,750             22,137
      Ashford Hospitality Trust, Inc.                840              8,442
      Associated Estates Realty Corp.                300              3,912
      BioMed Realty Trust, Inc.                      390              9,399
      BRT Realty Trust                               180              3,121
      Capital Trust, Inc.                            160              5,680
      CapLease Funding, Inc.                         940              9,635
      CBRE Realty Finance, Inc.                      300              1,770
      Cedar Shopping Centers, Inc.                   360              4,903
      Colonial Properties Trust                       30              1,029
      Corporate Office Properties Trust              400             16,652
      Cousins Properties, Inc.                     1,490             43,746
      DCT Industrial Trust, Inc.                     200              2,094
      DiamondRock Hospitality Co.                    190              3,308
      Digital Realty Trust, Inc.                     290             11,423
      Eastgroup Properties, Inc.                     230             10,410
      Education Realty Trust, Inc.                   300              4,050
      Entertainment Properties Trust                 270             13,716
      Equity Lifestyle Properties, Inc.              130              6,734
      Equity One, Inc.                               870             23,664
      Extra Space Storage, Inc.                      340              5,233
      FelCor Lodging Trust, Inc.                     680             13,552
      First Industrial Realty Trust, Inc.            920             35,760
      First Potomac Realty Trust                     220              4,796
      Franklin Street Properties Corp.               730             12,592
      Friedman Billings Ramsey Group, Inc.         2,690             12,401
      Getty Realty Corp.                             410             11,152
      Glimcher Realty Trust                          810             19,035
      GMH Communities Trust                          640              4,960
      Gramercy Capital Corp.                         210              5,286
      Healthcare Realty Trust, Inc.                  990             26,393
      Hersha Hospitality Trust                       370              3,663
      Home Properties, Inc.                          620             32,352


                                                 SHARES            VALUE
                                                 -------        -----------
      Inland Real Estate Corp.                       680        $    10,533
      Investors Real Estate Trust                    980             10,584
      Kite Realty Group Trust                        100              1,880
      KKR Financial Corp.                             23                 56
      LaSalle Hotel Properties                       380             15,990
      Lexington Realty Trust                       1,280             25,613
      LTC Properties, Inc.                           440             10,415
      Maguire Properties, Inc.                       600             15,498
      Medical Properties Trust, Inc.                 390              5,195
      Mid-America Apartment Communities, Inc.        300             14,955
      Mission West Properties, Inc.                  740              8,991
      National Retail Properties, Inc.               850             20,723
      Nationwide Health Properties, Inc.           1,030             31,034
      NorthStar Realty Finance Corp.               1,340             13,306
      Omega Healthcare Investors, Inc.               730             11,337
      Parkway Properties, Inc.                       240             10,594
      Pennsylvania Real Estate Investment Trust      570             22,196
      Post Properties, Inc.                          520             20,124
      Potlatch Corp.                                 570             25,667
      PS Business Parks, Inc.                        300             17,055
      Ramco-Gershenson Properties Trust              240              7,498
      Realty Income Corp.                          1,160             32,422
      Saul Centers, Inc.                             130              6,695
      Senior Housing Properties Trust              1,130             24,928
      Sovran Self Storage, Inc.                      220             10,085
      Strategic Hotel Capital, Inc.                  740             15,237
      Sun Communities, Inc.                          360             10,829
      Sunstone Hotel Investors, Inc.                 960             24,614
      Tanger Factory Outlet Centers, Inc.            280             11,365
      U-Store-It Trust                               420              5,544
      Universal Health Realty Income Trust           220              7,817
      Urstadt Biddle Properties, Inc. - Class A      530              8,199
      Washington Real Estate Investment Trust        470             15,595
      Winthrop Realty Trust                          970              6,528
                                                                -----------
                                                                    904,471
                                                                -----------
    THRIFTS & MORTGAGE FINANCE -- 2.6%
      Anchor Bancorp Wisconsin, Inc.                 230              6,210
      Bank Mutual Corp.                              560              6,602
      Berkshire Hills Bancorp, Inc.                   60              1,814
      Brookline Bancorp, Inc.                      1,070             12,401
      Centerline Holding Co.                       1,760             27,016
      Citizens First Bancorp, Inc.                   120              2,154
      Clayton Holdings, Inc.*                        470              3,765
      Corus Bankshares, Inc.                         750              9,765
      Delta Financial Corp.                        1,240              6,088
      Dime Community Bancshares                      660              9,880
      Federal Agricultural Mortgage Corp.
        Class C                                      300              8,808
      First Busey Corp.                              180              3,944
      First Financial Holdings, Inc.                 150              4,692
      First Place Financial Corp.                    210              3,717
      FirstFed Financial Corp.*                       80              3,964
      Flagstar Bancorp, Inc.                       1,440             14,011
      Flushing Financial Corp.                       320              5,376

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      Franklin Bank Corp.*                           170        $     1,564
      KNBT Bancorp, Inc.                             290              4,797
      NASB Financial, Inc.                            80              2,872
      NewAlliance Bancshares, Inc.                   180              2,642
      Northwest Bancorp, Inc.                        300              8,538
      OceanFirst Financial Corp.                      90              1,569
      PFF Bancorp, Inc.                              210              3,221
      Provident Financial Services, Inc.             480              7,858
      Provident New York Bancorp                      10                131
      Star States Corp.                               20              1,248
      TrustCo Bank Corp. NY                        1,860             20,330
      United Community Financial Corp.               340              2,455
      Westfield Financial, Inc.                      200              1,942
      Willow Financial Bancorp, Inc.                 302              3,754
                                                                -----------
                                                                    193,128
                                                                -----------
  TOTAL FINANCIALS                                                2,819,399
                                                                -----------
  HEALTH CARE -- 5.3%
    BIOTECHNOLOGY -- 0.4%
      Acadia Pharmaceuticals, Inc.*                   90              1,354
      Alexon Pharmaceuticals, Inc.*                   20              1,303
      Alkermes, Inc.*                                 50                920
      Alnylam Pharmaceuticals, Inc.*                  30                983
      Altus Pharmaceuticals, Inc.*                    10                105
      Applera Corp. - Celera Group*                   30                422
      Arena Pharmaceuticals, Inc.*                    70                766
      ArQule, Inc.*                                   40                285
      BioCryst Pharmaceuticals, Inc.*                 70                505
      BioMarin Pharmaceutical, Inc.*                  10                249
      Cell Genesys, Inc.*                            130                497
      Coley Pharmaceutical Group, Inc.*               40                126
      Cubist Pharmaceuticals, Inc.*                  200              4,226
      CV Therapeutics, Inc.*                          50                449
      Dendreon Corp.*                                 20                154
      Encysive Pharmaceuticals, Inc.*                280                423
      GTx, Inc.*                                      20                326
      Incyte Corp.*                                   80                572
      InterMune, Inc.*                                30                574
      Isis Pharmaceuticals, Inc.*                     50                748
      Keryx Biopharmaceuticals, Inc.*                 50                497
      Lifecell Corp.*                                 10                376
      Martek Bioscience Corp.*                        50              1,451
      Medarex, Inc.*                                  40                566
      Neurocrine Biosciences, Inc.*                   60                600
      Northfield Laboratories, Inc.*                 140                269
      Onyx Pharmaceuticals, Inc.*                     60              2,611
      Osiris Therapeutics, Inc.*                      40                515
      Panacos Pharmaceuticals, Inc.*                 220                352
      Pharmion Corp.*                                 20                923
      Regeneron Pharmaceuticals, Inc.*                10                178
      Sangamo Biosciences, Inc.*                      70                988
      Savient Pharmaceuticals, Inc.*                  50                728
      Telik, Inc.*                                   110                320
      United Therapeutics Corp.*                      20              1,331
                                                                -----------
                                                                     26,692
                                                                -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
      Align Technology, Inc.*                         30                760
      American Medical Systems Holdings, Inc.*       130              2,203


                                                 SHARES            VALUE
                                                 -------        -----------
      Analogic Corp.                                  70        $     4,463
      AngioDynamics, Inc.*                           150              2,827
      ArthroCare Corp.*                               40              2,236
      Aspect Medical Systems, Inc.*                   50                679
      Candela Corp.*                                 110                934
      Cerus Corp.*                                   120              1,048
      Conmed Corp.*                                  140              3,919
      Cyberonics, Inc.*                               10                139
      Datascope Corp.                                150              5,071
      DexCom, Inc.*                                  100                999
      Greatbatch Technologies, Inc.*                  50              1,329
      Haemonetics Corp.*                              80              3,954
      Hansen Medical, Inc.*                           10                271
      HealthTronics, Inc.*                           310              1,581
      Hologic, Inc.*                                  70              4,270
      ICU Medical, Inc.*                              10                388
      Immucor, Inc.*                                 150              5,362
      Integra LifeSciences Holdings Corp.*            90              4,372
      International Remote Imaging Systems,
        Inc.*                                         50                960
      Invacare Corp.                                 500             11,690
      Inverness Medical Innovations, Inc.*            10                553
      Medical Action Industries, Inc.*                45              1,065
      Mentor Corp.                                   460             21,183
      Meridian Diagnostics, Inc.                     105              3,184
      Neurometrix, Inc.*                             130              1,135
      NxStage Medical, Inc.*                          60                869
      OraSure Technologies, Inc.*                     40                402
      Orthofix International N.V.*                    80              3,918
      Osteotech, Inc.*                                40                301
      Palomar Medical Technologies, Inc.*             60              1,709
      PolyMedica Corp.                                70              3,676
      Quidel Corp.*                                   70              1,369
      Sirona Dental Systems, Inc.*                    20                713
      STERIS Corp.                                   260              7,106
      Symmetry Medical, Inc.*                         70              1,169
      Thoratec Corp.*                                 50              1,035
      Vital Signs, Inc.                               40              2,086
      Volcano Corp.*                                  20                329
      West Pharmaceutical Services, Inc.              90              3,749
      Zoll Medical Corp.*                             40              1,037
                                                                -----------
                                                                    116,043
                                                                -----------
    HEALTH CARE PROVIDERS & SERVICES -- 2.2%
      Air Methods Corp.*                              10                462
      Alliance Imaging, Inc.*                        470              4,258
      Amedisys, Inc.*                                 40              1,537
      AMERIGROUP Corp.*                              470             16,206
      AMN Healthcare Services, Inc*                  270              5,057
      AmSurg Corp.*                                  130              2,999
      Apria Healthcare Group, Inc.*                  400             10,404
      Capital Senior Living Corp.*                    40                337
      Centene Corp.*                                 290              6,238
      Chemed Corp.                                   120              7,459
      Cross Country Healthcare, Inc.*                180              3,145
      Cryolife, Inc.*                                 20                189
      Gentiva Health Services, Inc.*                 580             11,142
      HealthExtras, Inc.*                             90              2,505
      Healthsouth Corp.*                             480              8,405
      Healthspring, Inc.*                             90              1,755

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      Healthways, Inc.*                               60        $     3,238
      InVentiv Health, Inc.*                          80              3,506
      Kindred Healthcare, Inc.*                      530              9,492
      Landauer, Inc.                                  60              3,058
      LCA - Vision, Inc.                             110              3,233
      Magellan Health Services, Inc.*                230              9,333
      Matria Healthcare, Inc.*                        60              1,570
      Medcath Corp.*                                  50              1,373
      Molina Healthcare*                             160              5,803
      National HealthCare Corp.                       60              3,083
      Nighthawk Radiology Holdings, Inc.*             90              2,206
      Odyssey Healthcare, Inc.*                      340              3,267
      Owens & Minor, Inc.                            220              8,380
      Providence Service Corp.*                       50              1,468
      PSS World Medical, Inc.*                       210              4,017
      Psychiatric Solutions, Inc.*                   100              3,928
      Radiation Therapy Services, Inc.*               20                416
      RehabCare Group, Inc.*                         140              2,463
      Res-Care, Inc.*                                110              2,512
      Sun Healthcare Group, Inc.*                     30                501
      Sunrise Senior Living, Inc.*                   180              6,367
      Visicu, Inc.*                                   80                606
      VistaCare, Inc. - Class A*                      70                458
                                                                -----------
                                                                    162,376
                                                                -----------
    HEALTH CARE TECHNOLOGY -- 0.1%
      Allscripts Healthcare Solutions, Inc.*          20                541
      Computer Programs and Systems, Inc.            140              3,690
      Emageon, Inc.*                                 100                838
      Omnicell, Inc.*                                 10                285
      Trizetto Group, Inc.*                           80              1,401
      Vital Images, Inc.*                             20                390
                                                                -----------
                                                                      7,145
                                                                -----------
    LIFE SCIENCES TOOLS & SERVICES -- 0.4%
      Affymetrix, Inc.*                               90              2,283
      Albany Molecular Research, Inc.*                50                755
      AMAG Pharmaceuticals, Inc.*                     10                572
      Bio-Rad Laboratories, Inc. - Class A*           90              8,145
      Bruker Biosciences Corp.*                       60                528
      Cambrex Corp.                                  180              1,960
      Dionex Corp.*                                   50              3,973
      Enzo Biochem, Inc.*                             10                114
      eResearch Technology, Inc.*                    300              3,417
      Exelixis, Inc.*                                 40                424
      Illumina, Inc.*                                 30              1,556
      Kendle International, Inc.*                     40              1,661
      Luminex Corp.*                                  10                151
      Nektar Therapeutics*                           100                883
      PARAXEL International Corp.*                    10                413
      Pharmanet Development Group, Inc.*              50              1,451
      Varian, Inc.*                                   90              5,725
                                                                -----------
                                                                     34,011
                                                                -----------
    PHARMACEUTICALS -- 0.7%
      Adams Respiratory Therapeutics, Inc.*          120              4,625
      Alpharma, Inc. - Class A*                      500             10,680


                                                 SHARES            VALUE
                                                 -------        -----------
      Auxilium Pharmaceuticals, Inc.*                 30        $       632
      Bentley Pharmaceuticals, Inc.*                  80                998
      Caraco Pharmaceutical Laboratories, Ltd.*       30                458
      Emisphere Technologies, Inc.*                   10                 48
      Hi-Tech Pharmacal Co., Inc.*                   100              1,187
      K-V Pharmaceutical Co. - Class A*               40              1,144
      Medicis Pharmaceutical Corp.                   310              9,458
      MGI Pharma, Inc.*                               10                278
      Nastech Pharmaceutical Co., Inc.*               60                799
      Noven Pharmaceuticals, Inc.*                    40                637
      Par Pharmaceutical Co., Inc.*                  120              2,227
      Penwest Pharmaceuticals Co.*                    70                771
      Perrigo Co.                                    260              5,551
      Pozen, Inc.*                                    60                664
      Salix Pharmaceuticals Ltd.*                     20                248
      Sciele Pharmaceutical Co.*                     110              2,862
      Somaxon Pharmaceuticals, Inc.*                  30                305
      SuperGen, Inc.*                                 30                130
      The Medicines Co.*                              20                356
      Valeant Pharmaceuticals International*         330              5,109
      ViroPharma, Inc.*                               90                801
                                                                -----------
                                                                     49,968
                                                                -----------
  TOTAL HEALTH CARE                                                 396,235
                                                                -----------
  INDUSTRIALS -- 12.0%
    AEROSPACE & DEFENSE -- 1.0%
      AAR Corp.*                                      10                303
      American Science & Engineering, Inc.            50              3,133
      Applied Signal Technology, Inc.                 40                541
      Argon ST, Inc.                                  20                396
      BE Aerospace, Inc.*                             20                831
      Ceradyne, Inc.*                                 70              5,302
      Cubic Corp.                                     20                843
      Curtiss Wright Corp.                           210              9,975
      DynCorp International, Inc.*                   270              6,240
      EDO Corp.                                       90              5,041
      Esterline Technologies Corp.*                   80              4,564
      GenCorp, Inc.*                                  80                957
      HEICO Corp.                                     70              3,455
      Herley Industries, Inc.*                        80              1,197
      Hexcel Corp.*                                  190              4,315
      Ionatron, Inc.*                                110                377
      Ladish Co., Inc.*                               10                555
      Moog, Inc. - Class A*                           30              1,318
      MTC Technologies, Inc.*                         90              1,738
      Orbital Sciences Corp.*                        170              3,781
      Taser International, Inc.*                      40                628
      Teledyne Technologies, Inc.*                   140              7,474
      Triumph Group, Inc.                             80              6,537
      United Industrial Corp.                         70              5,268
                                                                -----------
                                                                     74,769
                                                                -----------
    AIR FREIGHT & LOGISTICS -- 0.2%
      Atlas Worldwide Holdings, Inc.*                130              6,712
      Forward Air Corp.                              110              3,276
      Hub Group, Inc. - Class A*                      90              2,702
      Pacer International, Inc.                      240              4,572
                                                                -----------
                                                                     17,262
                                                                -----------

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
    AIRLINES -- 0.3%
      AirTran Holdings, Inc.*                        160        $     1,574
      ExpressJet Holdings, Inc.*                   1,230              3,801
      JetBlue Airways Corp.*                         150              1,383
      Mesa Air Group, Inc.*                          560              2,486
      Republic Airways Holdings, Inc.*               210              4,446
      SkyWest, Inc.                                  160              4,027
                                                                -----------
                                                                     17,717
                                                                -----------
    BUILDING PRODUCTS -- 0.6%
      American Woodmark Corp.                         10                248
      Ameron International Corp.                      60              6,346
      Apogee Enterprises, Inc.                       150              3,891
      Builders FirstSource, Inc.*                    800              8,624
      Gibraltar Industries, Inc                      190              3,515
      Goodman Global, Inc.*                           90              2,149
      Griffon Corp.*                                 120              1,812
      Insteel Industries, Inc.                       160              2,456
      Lennox International, Inc.                      10                338
      NCI Building Systems, Inc.*                    120              5,185
      Simpson Manufacturing Co., Inc.                230              7,326
      Universal Forest Products, Inc.                180              5,382
                                                                -----------
                                                                     47,272
                                                                -----------
    COMMERCIAL SERVICES & SUPPLIES -- 3.8%
      ABM Industries, Inc.                           400              7,992
      ACCO Brands Corp.*                           1,430             32,089
      Administaff, Inc.                              150              5,445
      American Ecology corp.                         100              2,119
      American Reprographics Co.*                    160              2,995
      Amrep Corp.                                     50              1,340
      Angelica Corp.                                  30                591
      Barrett Business Services, Inc.                 40                953
      Bowne & Co., Inc.                              120              1,999
      Brady Corp. - Class A                          180              6,458
      Casella Waste Systems, Inc.*                    90              1,129
      CBIZ, Inc.*                                    240              1,908
      CDI Corp.                                      330              9,200
      Cenveo, Inc.*                                   10                216
      Clean Harbors, Inc.*                            10                445
      Comfort Systems USA, Inc.                      160              2,272
      Comsys IT Partners Inc.*                        50                841
      Consolidated Graphics, Inc.*                    60              3,767
      CoStar Group, Inc.*                             10                535
      Deluxe Corp.                                   900             33,156
      Diamond Management & Technology
        Consultants, Inc.                             10                 92
      Ennis, Inc.                                    160              3,526
      Failure Group, Inc.*                            60              1,505
      First Advantage Corp. - Class A*               110              1,944
      First Consulting Group, Inc.*                   90                927
      FTI Consulting, Inc.*                          160              8,050
      G & K Services, Inc. - Class A                 190              7,638
      Healthcare Services Group, Inc.                150              3,041
      Heidrick & Struggles International, Inc.*       50              1,823
      Herman Miller, Inc.                            260              7,056
      Hudson Highland Group, Inc.*                    50                637
      Huron Consulting Group, Inc.*                   20              1,452
      ICT Group, Inc.*                                60                805
      IHS, Inc. - Class A*                            70              3,954
      IKON Office Solutions, Inc.                    630              8,095
      Interface, Inc. - Class A                       50                903
      Kelly Services, Inc. - Class A                 200              3,962


                                                 SHARES            VALUE
                                                 -------        -----------
      Kenexa Corp.*                                   40        $     1,231
      Kforce, Inc.*                                  150              1,929
      Knoll, Inc.                                     90              1,597
      Korn/Ferry International, Inc.*                 60                991
      Labor Ready, Inc.*                             290              5,368
      Layne Christensen Co.*                          10                555
      LECG Corp.*                                     70              1,043
      M&F Worldwide Corp.*                            70              3,513
      McGrath RentCorp                               170              5,651
      Mine Safety Appliances Co.                     260             12,249
      Mobile Mini, Inc.*                              10                242
      Navigant Consulting, Inc.*                     330              4,178
      On Assignment, Inc.*                            30                280
      PeopleSupport, Inc.*                           120              1,435
      Pike Electric Corp.*                            80              1,501
      Protection One, Inc.*                          680              9,126
      Resources Connection, Inc.                     100              2,315
      Rollins, Inc.                                  250              6,672
      Schawk, Inc.                                   120              2,708
      School Specialty, Inc.*                        190              6,580
      Spherion Corp.*                                290              2,395
      Standard Register Co.                          680              8,643
      Teletech Holdings, Inc.*                        90              2,152
      Tetra Tech, Inc.*                               80              1,690
      The Geo Group, Inc.                             20                592
      United Stationers, Inc.*                       160              8,883
      Viad Corp.                                      50              1,800
      Volt Information Sciences, Inc.*               200              3,528
      Waste Connections, Inc.*                       240              7,622
      Waste Industries USA, Inc.                      50              1,431
      Watson Wyatt Worldwide, Inc.                   120              5,393
                                                                -----------
                                                                    284,153
                                                                -----------
    CONSTRUCTION & ENGINEERING -- 0.4%
      EMCOR Group, Inc.*                             240              7,526
      Granite Construction, Inc.                     190             10,074
      Insituform Technologies, Inc.*                  90              1,371
      Integrated Electric Services, Inc.*             70              1,792
      Perini Corp.*                                   60              3,356
      Sterling Construction Co., Inc.*                50              1,154
                                                                -----------
                                                                     25,273
                                                                -----------
    ELECTRICAL EQUIPMENT -- 1.2%
      Acuity Brands, Inc.                            240             12,115
      American Superconductor Corp.*                  90              1,843
      Baldor Electric Co.                            190              7,591
      Belden CDT, Inc.                               110              5,160
      Encore Wire Corp.                              100              2,513
      Energy Conversion Devices, Inc.*                30                682
      EnerSys, Inc.*                                  80              1,422
      First Solar, Inc.*                              10              1,177
      Franklin Electric Co., Inc.                     60              2,467
      Fuelcell Energy, Inc.*                         230              2,056
      General Cable Corp.*                            20              1,342
      Graftech International, Ltd.*                   40                714
      II-VI, Inc.*                                    40              1,381
      LSI Industries, Inc.                           100              2,052
      Medis Technologies, Ltd.*                       40                520
      Powell Industries, Inc.*                        10                379
      Preformed Line Poducts Co.                      70              3,641
      Regal-Beloit Corp.                             130              6,226
      Smith Corp.                                    290             12,725

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      Sunpower Corp. - Class A*                       20        $     1,656
      Superior Essex, Inc.*                           70              2,610
      The Genlyte Group, Inc.*                       100              6,426
      Vicor Corp.                                    120              1,454
      Woodward Governor Co.                          180             11,232
                                                                -----------
                                                                     89,384
                                                                -----------
    INDUSTRIAL CONGLOMERATES -- 0.2%
      Raven Industries, Inc.                         110              4,406
      Standex International Corp.                    150              3,102
      Tredegar Industries Corp.                       80              1,380
      Walter Industries, Inc.                        290              7,801
                                                                -----------
                                                                     16,689
                                                                -----------
    MACHINERY -- 2.8%
      3-D Systems Corp.*                              40                945
      A.S.V., Inc.*                                   90              1,263
      Accuride Corp.*                                190              2,301
      Actuant Corp. - Class A                        120              7,796
      Albany International Corp.                     200              7,498
      American Railcar Industries, Inc.               40                881
      Ampco-Pittsburgh Corp.                          60              2,363
      Astec Industries, Inc.*                         40              2,298
      Badger Meter, Inc.                              30                961
      Barnes Group, Inc.                             330             10,534
      Basin Water, Inc.*                              40                473
      Blount International, Inc.*                    250              2,840
      Briggs & Stratton Corp.                        440             11,079
      Bucyrus International, Inc.                     20              1,459
      Cascade Corp.                                   70              4,562
      Chart Industries, Inc.*                        600             19,296
      Circor International, Inc.                      40              1,816
      Clarcor, Inc.                                  210              7,184
      Columbus McKinnon Corp.*                       110              2,738
      Commercial Vehicle Group, Inc.*                 60                770
      Dynamic Materials Corp.                         40              1,916
      EnPro Industries, Inc.*                         80              3,248
      ESCO Technologies, Inc.*                        80              2,659
      Federal Signal Corp.                           480              7,373
      Flander Corp.*                                  70                320
      FreightCar America, Inc.                        90              3,438
      Gehl Co.*                                       50              1,116
      Gorman-Rupp Co.                                 80              2,653
      Greenbrier Cos., Inc.                           90              2,404
      Kadant, Inc., Inc.*                             40              1,120
      Kaydon Corp.                                   150              7,798
      Lindsay Manufacturing Co.                       50              2,189
      Middleby Corp.*                                 60              3,872
      Miller Industries, Inc.*                        90              1,541
      Mueller Industries, Inc.                       610             22,045
      Mueller Water Products, Inc. - Class A         120              1,487
      NACCO Industries, Inc. - Class A                50              5,174
      Nordson Corp.                                  200             10,042
      Robbins & Myers, Inc.                           30              1,719
      Sun Hydraulics Corp.                           140              4,452
      Tecumseh Products Co. - Class A*               380              7,315
      Tennant Co.                                    130              6,331
      The Manitowoc Co., Inc.                         20                886
      Titan International, Inc.                       10                319
      Valmont Industries, Inc.                        90              7,636
      Wabash National Corp.                          220              2,484


                                                 SHARES            VALUE
                                                 -------        -----------
      Watts Water Technologies, Inc. - Class A       100        $     3,070
      Westinghouse Air Brake Co.                     130              4,870
      Xerium Technologies, Inc.                      480              2,592
                                                                -----------
                                                                    211,126
                                                                -----------
    MARINE -- 0.1%
      American Commercial Lines, Inc.*                20                475
      Horizon Lines, Inc. - Class A                  110              3,358
                                                                -----------
                                                                      3,833
                                                                -----------
    ROAD & RAIL -- 0.5%
      Amerco, Inc.*                                   70              4,442
      Arkansas Best Corp.                            250              8,165
      Dollar Thrifty Automotive Group, Inc.*          60              2,081
      Genesee & Wyoming, Inc. - Class A*             160              4,615
      Heartland Express, Inc.                        280              3,998
      Knight Transportation, Inc.                    110              1,893
      Landstar System, Inc.                           30              1,259
      Marten Transport, Ltd.*                         80              1,233
      Old Dominion Freight Line, Inc.*                60              1,438
      P.A.M. Transportation Services*                 70              1,260
      Quality Distribution, Inc.*                     20                178
      Saia, Inc.*                                     60                992
      Universal Truckload Services, Inc.*            130              2,855
      Werner Enterprises, Inc.                       320              5,488
                                                                -----------
                                                                     39,897
                                                                -----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.9%
      Applied Industrial Technologies, Inc.          330             10,174
      Beacon Roofing Supply, Inc.*                   150              1,533
      BlueLinx Holdings, Inc.                        790              5,562
      Electro Rent Corp.                             440              6,164
      H&E Equipment Services, Inc.*                   40                719
      Houston Wire & Cable Co.*                       20                362
      Kaman Corp.                                    150              5,184
      Lawson Products, Inc.                           40              1,392
      NuCo2, Inc.*                                    40              1,030
      Rush Enterprises, Inc. -Class A*               170              4,309
      TAL International Group, Inc.                  170              4,262
      TransDigm Group, Inc.*                         190              8,685
      UAP Holding Corp.                              310              9,722
      Watsco, Inc.                                   170              7,893
                                                                -----------
                                                                     66,991
                                                                -----------
  TOTAL INDUSTRIALS                                                 894,366
                                                                -----------
  INFORMATION TECHNOLOGY -- 9.4%
    COMMUNICATIONS EQUIPMENT -- 1.2%
      Adtran, Inc.                                   730             16,812
      Anaren Microwave, Inc.*                         20                282
      Arris Group, Inc.*                             280              3,458
      Avocent Corp.*                                 200              5,824
      Black Box Corp.                                210              8,980
      Blue Coat Systems, Inc.*                        30              2,363
      C-COR.net Corp.*                                60                689
      CommScope, Inc.*                                10                502
      Comtech Group, Inc.*                            40                728
      Comtech Telecommunications Corp.*               70              3,744

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      Ditech Networks, Inc.*                         180        $       949
      Dycom Industries, Inc.*                        170              5,207
      Foundry Networks, Inc.*                        430              7,641
      Harmonic, Inc.*                                 90                955
      Harris Stratex Networks, Inc.*                  30                524
      InterDigital, Inc.*                            210              4,364
      IXYS Corp.*                                    220              1,919
      Loral Space & Communications, Ltd.*             80              3,180
      NETGEAR, Inc.*                                  40              1,217
      Network Equipment Technologies, Inc.*           60                870
      Orbcomm, Inc.*                                  30                226
      Packeteer, Inc.*                               190              1,444
      Parkervision, Inc.*                             40                607
      Plantronics, Inc.                              340              9,707
      Polycom, Inc.*                                 170              4,566
      Powerwave Technologies, Inc.*                  220              1,355
      Radyne Corp.*                                  190              2,003
      Sonus Networks, Inc.*                          190              1,159
      Tollgrade Communications, Inc.*                 50                506
      Viasat, Inc.*                                   10                308
                                                                -----------
                                                                     92,089
                                                                -----------
    COMPUTERS & PERIPHERALS -- 0.4%
      Avid Technology, Inc.*                          40              1,083
      Electronics for Imaging, Inc.*                 140              3,760
      Emulex Corp.*                                  270              5,176
      Hypercom Corp.*                                210                949
      Imation Corp.                                  240              5,887
      Intermec, Inc.*                                 90              2,351
      Intevac, Inc.*                                  40                608
      Novatel Wireless, Inc.*                         90              2,039
      Palm, Inc.*                                    110              1,790
      Prestek, Inc.*                                 190              1,191
      Rackable Systems, Inc.*                         80              1,038
      Stratasys, Inc.*                                40              1,102
      Synaptics, Inc.*                                60              2,866
                                                                -----------
                                                                     29,840
                                                                -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%
      Agilysys, Inc.                                 260              4,394
      Anixter International, Inc.*                   210             17,314
      Bell Microproducts, Inc.*                      120                746
      Benchmark Electronics, Inc.*                   190              4,535
      Brightpoint, Inc.*                             200              3,002
      CalAmp Corp.*                                  150                518
      Checkpoint Systems, Inc.*                      170              4,486
      Cogent, Inc.*                                  720             11,290
      Cognex Corp.                                   270              4,795
      Coherent, Inc.*                                130              4,170
      Daktronics, Inc.                                50              1,361
      DTS, Inc.*                                      40              1,215
      Electro Scientific Industries, Inc.*            40                958
      FLIR Systems, Inc.*                            140              7,755
      Gerber Scientific, Inc.*                       100              1,085
      Insight Enterprises, Inc.*                     210              5,420
      Itron, Inc.*                                    50              4,654
      Kemet Corp.*                                   100                735
      Littelfuse, Inc.*                               60              2,141
      LoJack Corp.*                                   80              1,517
      Maxwell Technologies, Inc.*                     30                349
      Methode Electronics, Inc.                      330              4,967


                                                 SHARES            VALUE
                                                 -------        -----------
      MTS Systems Corp.                              140        $     5,824
      Multi-Fineline Electronix, Inc.*                90              1,335
      Park Electrochemical Corp.                     210              7,052
      Photon Dynamics, Inc.*                          60                543
      Planar Systems, Inc.*                          110                738
      Plexus Corp.*                                  150              4,110
      Radisys Corp.*                                 100              1,245
      Rofin-Sinar Technologies, Inc.*                 30              2,106
      Rogers Corp.*                                   10                412
      Synnex Corp.*                                   60              1,234
      Technitrol, Inc.                               140              3,773
      Trimble Navigation, Ltd.*                       20                784
      TTM Technologies, Inc.*                        320              3,702
      Universal Display Corp.*                        30                532
      X-Rite, Inc.*                                  100              1,444
      Zygo Corp.*                                     10                130
                                                                -----------
                                                                    122,371
                                                                -----------
    INTERNET SOFTWARE & SERVICES -- 1.0%
      Access Integrated Technologies, Inc.*          110                616
      Ariba, Inc.*                                   130              1,401
      Bankrate, Inc.*                                 50              2,306
      CNET Networks, Inc.*                            90                670
      Cybersource Corp.*                              10                117
      DealerTrack Holdings, Inc.*                     10                419
      Digital River, Inc.*                           170              7,607
      DivX, Inc.*                                     20                297
      Earthlink, Inc.*                             1,010              7,999
      Equinix, Inc.*                                  10                887
      HouseValues, Inc.*                             210                823
      Infospace, Inc.                                210              3,688
      Internap Network Services Corp.*                30                425
      Internet Capital Group, Inc.*                  330              3,960
      Interwoven, Inc.*                               20                285
      Ipass, Inc.*                                   370              1,554
      j2 Global Communications, Inc.*                120              3,928
      Jupitermedia Corp.*                            130                823
      Liquidity Services, Inc.*                       40                440
      Loopnet, Inc.*                                  20                411
      Marchex, Inc.                                  130              1,236
      NIC, Inc.                                      130                902
      Omniture, Inc.*                                 40              1,213
      Online Resources Corp.*                         40                506
      Openwave Systems, Inc.                         110                482
      Perficient, Inc.*                               20                437
      RealNetworks, Inc.*                            470              3,187
      SAVVIS, Inc.*                                   10                388
      Sohu.com, Inc.*                                 80              3,017
      SonicWALL, Inc.*                               170              1,484
      Terremark Worldwide, Inc.*                      40                287
      The Knot, Inc.*                                 40                850
      TheStreet.com, Inc.                             20                242
      Travelzoo, Inc.*                                30                688
      United Online, Inc.                            650              9,756
      ValueClick, Inc.*                              120              2,695
      Vignette Corp.*                                 10                201
      Visual Sciences, Inc.*                          90              1,300
      Websense, Inc.*                                230              4,538
                                                                -----------
                                                                     72,065
                                                                -----------
    IT SERVICES -- 1.9%
      CACI International, Inc. - Class A*            200             10,218

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      Cass Information Systems, Inc.                  50        $     1,789
      CIBER, Inc.*                                   250              1,953
      CSG Systems International, Inc.*               150              3,188
      Euronet Worldwide, Inc.*                       150              4,465
      Gartner, Inc.*                                 270              6,604
      Gevity HR, Inc.                                330              3,383
      iGate Corp.*                                    30                257
      InfoUSA, Inc.                                  680              6,317
      Mantech International Corp. - Class A*         120              4,318
      MAXIMUS, Inc.                                  140              6,101
      MPS Group, Inc.*                               470              5,240
      Ness Technologies, Inc.*                        70                764
      Perot Systems Corp.*                           550              9,300
      RightNow Technologies, Inc.*                    40                644
      SAIC, Inc.*                                  1,630             31,280
      Sapient Corp.*                                  70                470
      SI International, Inc.*                         60              1,714
      SRA International, Inc. - Class A*             210              5,897
      StarTek, Inc.                                  200              2,026
      Sykes Enterprises, Inc.*                       100              1,661
      Syntel, Inc.                                   430             17,879
      Wright Express Corp.*                          520             18,975
                                                                -----------
                                                                    144,443
                                                                -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
      Advanced Analogic Technologies, Inc.            90                958
      Advanced Energy Industries*                     10                151
      AMIS Holdings, Inc.*                           140              1,359
      Amkor Technology, Inc.*                        100              1,152
      ANADIGICS, Inc.*                               120              2,170
      Asyst Technologies, Inc.*                      320              1,693
      Atheros Communications, Inc.*                   60              1,798
      ATMI, Inc.*                                     20                595
      Axcelis Technologies, Inc.*                     50                255
      Brooks Automation, Inc.*                        50                712
      Cabot Microelectronics Corp.*                   90              3,847
      Cirrus Logic, Inc.*                            200              1,280
      Cohu, Inc.                                     120              2,250
      Credence Systems Corp.*                        190                587
      Cymer, Inc.*                                   100              3,839
      Diodes, Inc.*                                   60              1,926
      DSP Group, Inc*                                170              2,691
      Emcore Corp.*                                  180              1,728
      Entegris, Inc.*                                130              1,128
      FEI Co.*                                        10                314
      Formfactor, Inc.*                               40              1,775
      Genesis Microchip, Inc.*                       480              3,763
      Hittite Microwave Corp.*                       120              5,298
      Ikanos Communications, Inc.                    100                557
      IXYS Corp.*                                     20                209
      Kulicke & Soffa Industries, Inc.*               20                170
      LTX Corp.*                                      60                214
      Mattson Technology, Inc.*                      120              1,038
      Micrel, Inc.                                   220              2,376
      Microsemi Corp.*                               130              3,624
      MKS Instruments, Inc.*                          40                761
      Monolithic Power Systems, Inc.*                 60              1,524
      Netlogic Microsystems, Inc.*                    70              2,528
      Omnivision Technologies, Inc.*                 470             10,683
      ON Semiconductor Corp.*                        590              7,410


                                                 SHARES            VALUE
                                                 -------        -----------
      PDF Solutions, Inc.*                            80        $       790
      RF Micro Devices, Inc.*                        620              4,173
      Rudolph Technologies, Inc.*                     40                553
      Semtech Corp.*                                 420              8,602
      Silcon Storage Technology, Inc.*                90                290
      Silicon Image, Inc.*                           690              3,553
      Sirf Technology Holdings, Inc.*                200              4,270
      Skyworks Solutions, Inc.*                      190              1,718
      Standard Microsystems Corp.*                    30              1,153
      Techwell, Inc.*                                 50                531
      Tessera Techonologies, Inc.*                    80              3,000
      Trident Microsystems, Inc.*                     90              1,430
      Ultratech, Inc.*                                60                832
      Varian Semiconductor Equipment
        Associates, Inc.*                             15                803
      Veeco Instruments, Inc.*                        20                388
      Virage Logic Corp.*                             10                 74
      Zoran Corp.*                                   240              4,848
                                                                -----------
                                                                    109,371
                                                                -----------
    SOFTWARE -- 1.7%
      ACI Worldwide, Inc.*                           140              3,129
      Actuate Corp.*                                  80                516
      Ansoft Corp.*                                   40              1,319
      ANSYS, Inc.                                    160              5,467
      Aspen Technology, Inc.*                        180              2,578
      Blackbaud, Inc.                                190              4,796
      Blackboard, Inc.*                               40              1,834
      Bottomline Technologies, Inc.*                  60                752
      Captaris, Inc.*                                 70                370
      Catapult Communications Corp.*                  90                688
      Concur Technologies, Inc.*                      10                315
      Epicor Software Corp.*                          90              1,239
      EPIQ Systems, Inc.*                             90              1,694
      FalconStor Software, Inc.*                      10                121
      i2 Technologies, Inc.*                          30                458
      Informatica Corp.*                             110              1,727
      Jack Henry & Associates, Inc.                  540             13,964
      Lawson Software, Inc.*                         280              2,803
      Macrovision Corp.*                             220              5,419
      Magma Design Automation, Inc.*                 100              1,407
      Manhattan Associates, Inc.*                     30                822
      Mentor Graphics Corp.*                          60                906
      MICROS Systems, Inc.*                          100              6,507
      MicroStrategy, Inc. - Class A*                  70              5,554
      Midway Games, Inc.*                            210                916
      Net 1 UEPS Technologies, Inc.*                  40              1,087
      Netscout Systems, Inc.*                         40                436
      Nuance Communications, Inc.*                   140              2,703
      Parametric Technology Corp.*                   230              4,007
      Pegasystems, Inc.                              200              2,380
      Progress Software Corp.*                       130              3,939
      Quality Systems, Inc.                           80              2,930
      Quest Software, Inc.*                          340              5,834
      Radiant Systems, Inc.*                          10                158
      Renaissance Learning, Inc.                     540              6,529
      Secure Computing Corp.*                        330              3,211
      Smith Micro Software, Inc.*                     30                482
      Sonic Solutions, Inc.*                         120              1,256
      SPSS, Inc.*                                     50              2,057
      Sybase, Inc.*                                  580             13,415

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      Synchronoss Technologies, Inc.*                 40        $     1,682
      Take-Two Interactive Software, Inc.*           130              2,220
      Taleo Corp. - Class A*                          20                508
      THQ, Inc.*                                      90              2,248
      TIBCO Software, Inc.*                          480              3,547
      Vasco Data Security International, Inc.*        90              3,178
                                                                -----------
                                                                    129,108
                                                                -----------
  TOTAL INFORMATION TECHNOLOGY                                      699,287
                                                                -----------
  MATERIALS -- 5.5%
    CHEMICALS -- 2.8%
      A. Schulman, Inc.                              310              6,116
      American Vanguard Corp.                         90              1,757
      Arch Chemicals, Inc.                           230             10,782
      Calgon Carbon Corp.*                           200              2,792
      CF Industries Holdings, Inc.                    90              6,832
      Ferro Corp.                                    360              7,193
      Georgia Gulf Corp.                             610              8,479
      H.B. Fuller Co.                                320              9,498
      Hercules, Inc.                                  30                631
      Koppers Holdings, Inc.                          70              2,703
      Kronos Worldwide, Inc.                         440              8,307
      Minerals Technologies, Inc.                     80              5,360
      NewMarket Corp.                                 50              2,469
      NL Industries, Inc.                          1,570             17,788
      Octel Corp.                                    100              2,278
      Olin Corp.                                   1,080             24,170
      OM Group, Inc.*                                280             14,787
      Omnova Solutions, Inc.*                         70                405
      Penford Corp.                                   60              2,262
      PolyOne Corp.*                                 560              4,183
      Quaker Chemical Corp.                          100              2,352
      Rockwood Holdings, Inc.*                       200              7,166
      Sensient Technologies Corp.                    470             13,569
      Spartech Corp.                                 270              4,606
      Stepan Co.                                      50              1,546
      Symvx Technologies, Inc.*                      110                956
      Terra Industries, Inc.*                        340             10,628
      Valhi, Inc.                                    960             22,800
      W.R. Grace & Co.*                              190              5,103
      Zoltek Cos., Inc.*                              10                436
                                                                -----------
                                                                    207,954
                                                                -----------
    CONSTRUCTION MATERIALS -- 0.2%
      Headwaters, Inc.*                              530              7,887
      Texas Industries, Inc.                          70              5,495
      US Concrete, Inc.*                             260              1,713
                                                                -----------
                                                                     15,095
                                                                -----------
    CONTAINERS & PACKAGING -- 0.7%
      AEP Industries, Inc.*                           20                847
      AptarGroup, Inc.                               300             11,361
      Caraustar Industries, Inc.*                    110                490
      Chesapeake Corp.                               370              3,130
      Graphic Packaging Corp.*                       590              2,667
      Greif Brothers Corp. - Class A                 160              9,709
      Rock-Tenn Co. - Class A                        250              7,225
      Silgan Holdings, Inc.                          260             13,975
                                                                -----------
                                                                     49,404
                                                                -----------
    METALS & MINING -- 1.6%
      A.M. Castle & Co.                               50              1,630
      AK Steel Holding Corp.*                         20                879


                                                 SHARES            VALUE
                                                 -------        -----------
      AMCOL International Corp.                       40        $     1,324
      Brush Engineered Materials, Inc.*               20              1,038
      Carpenter Technology Corp.                      10              1,300
      Century Aluminum Co.*                          120              6,318
      Cleveland-Cliffs, Inc.                          10                880
      Coeur d'Alene Mines Corp.*                     220                834
      Compass Minerals International, Inc.           240              8,169
      Hecla Mining Co.*                               70                626
      Kaiser Aluminium Corp.                         460             32,462
      Metal Management, Inc.                         150              8,130
      Quanex Corp.                                   300             14,094
      Royal Gold, Inc.                                20                655
      RTI International Metals, Inc.*                 50              3,963
      Schnitzer Steel Industries, Inc. -
        Class A                                      130              9,528
      Stillwater Mining Co.*                         140              1,441
      Wheeling-Pittsburgh Corp.*                     250              4,825
      Worthington Industries, Inc.                   940             22,146
                                                                -----------
                                                                    120,242
                                                                -----------
    PAPER & FOREST PRODUCTS -- 0.2%
      Bowater, Inc.                                   20                298
      Buckeye Technologies, Inc.*                    190              2,877
      Glatfelter                                     380              5,639
      Mercer International, Inc.*                     50                473
      Neenah Paper, Inc.                              20                662
      Schweitzer-Mauduit International, Inc.         180              4,194
      Wausau Paper Corp.                             370              4,125
                                                                -----------
                                                                     18,268
                                                                -----------
  TOTAL MATERIALS                                                   410,963
                                                                -----------
  TELECOMMUNICATION SERVICES -- 1.8%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
      Alaska Communications Systems Group, Inc.      220              3,179
      Atlantic Tele-Network, Inc.                     90              3,272
      Cbeyond, Inc.*                                  20                816
      Cincinnati Bell, Inc.*                       2,070             10,226
      Cogent Communications Group, Inc.*              60              1,400
      Consolidated Communications Holdings, Inc      270              5,295
      Fairpoint Communications, Inc.                 490              9,241
      Golden Telecom, Inc.                           150             12,073
      Hungarian Telephone & Cable*                    80              1,573
      IDT Corp. - Class B                            470              3,934
      Iowa Telecommunications Services, Inc.         510             10,123
      NTELOS Holdings Corp.                           60              1,768
      PAETEC Holdings Corp.*                          40                499
      Premiere Global Services, Inc.*                260              3,289
      SureWest Communications                        200              5,002
      Time Warner Telecom, Inc. - Class A*            30                659
                                                                -----------
                                                                     72,349
                                                                -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
      Centennial Communications, Inc.*             3,180             32,182
      FiberTower Corp.*                              160                614
      InPhonic, Inc.*                                 80                220
      Syniverse Holdings, Inc.*                      320              5,088

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / Small Company Fund
--------------------------------------------------------------------------------
INVESTMENTS / SEPTEMBER 30, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 SHARES            VALUE
                                                 -------        -----------
      USA Mobility, Inc.*                          1,490        $    25,136
                                                                -----------
                                                                     63,240
                                                                -----------
  TOTAL TELECOMMUNICATION SERVICES                                  135,589
                                                                -----------
  UTILITIES -- 4.5%
    ELECTRIC UTILITIES -- 2.0%
      ALLETE, Inc.                                   530             23,723
      Central Vermont Public Service Corp.           130              4,750
      Cleco Corp.                                    640             16,173
      El Paso Electric Co.*                           30                694
      Idacorp, Inc.                                  540             17,679
      ITC Holdings Corp.                             100              4,955
      MGE Energy, Inc.                               250              8,360
      Otter Tail Corp.                               300             10,695
      Portland General Electric Co.                  230              6,394
      The Empire District Electric Co.               560             12,650
      UIL Holdings Corp.                             330             10,395
      Unisource Energy Corp.                         240              7,174
      Westar Energy, Inc.                          1,030             25,297
                                                                -----------
                                                                    148,939
                                                                -----------
    GAS UTILITIES -- 1.5%
      Atmos Energy Corp.                              50              1,416
      Energen Corp.                                   10                571
      EnergySouth, Inc.                               50              2,521
      New Jersey Resources Corp.                     210             10,414
      Nicor, Inc.                                    600             25,740
      Northwest Natural Gas Co.                      250             11,425
      Piedmont Natural Gas Co.                       620             15,556
      South Jersey Industries, Inc.                  200              6,960
      Southern Union Co.                              70              2,178
      Southwest Gas Corp.                            200              5,658
      The Laclede Group, Inc.                        340             10,975
      WGL Holdings, Inc.                             610             20,673
                                                                -----------
                                                                    114,087
                                                                -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
      Ormat Technologies, Inc.                        30              1,390
                                                                -----------
    MULTI-UTILITIES -- 0.8%
      Avista Corp.                                   410              8,343
      Black Hills Corp.                              430             17,638
      CH Energy Group, Inc.                          230             10,994
      NorthWestern Corp.                             310              8,423
      PNM Resources, Inc.                            520             12,106
                                                                -----------
                                                                     57,504
                                                                -----------
    WATER UTILITIES -- 0.2%
      American States Water Co.                      120              4,680
      California Water Service Group                 140              5,388
      SJW Corp.                                      140              4,780
      Southwest Water Co.                             90              1,137
                                                                -----------
                                                                     15,985
                                                                -----------
  TOTAL UTILITIES                                                   337,905
                                                                -----------
  TOTAL COMMON STOCK
    (Cost $7,627,956)                                             7,444,660
                                                                -----------
SHORT-TERM INVESTMENTS -- 0.1%
    BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Series             2,320              2,320


                                                 SHARES            VALUE
                                                 -------        -----------
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series             2,319        $     2,319
                                                                -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $4,639)                                                     4,639
                                                                -----------
  TOTAL INVESTMENTS -- 100.0%
    (Cost $7,632,595)+                                          $ 7,449,299
                                                                ===========


*   Non-income producing security.
+ The cost for Federal income tax purposes is $7,649,030. At September 30, 2007 net unrealized depreciation was $199,731. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $529,562, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $729,293.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               WT Mutual Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Neil Wolfson
                           -----------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer (principal executive officer)

Date     November 28, 2007
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Neil Wolfson
                           -----------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer (principal executive officer)

Date     November 28, 2007
      --------------------------------------------------------------------------


By (Signature and Title)*  /s/ John J. Kelley
                           -----------------------------------------------------
                           John J. Kelley, Vice President &
                           Chief Financial Officer
                           (principal financial officer)

Date     November 28, 2007
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.